UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 through April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report
J.P. Morgan International Equity Funds
April 30, 2024 (Unaudited)
JPMorgan Developed International Value Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Emerging Markets Research Enhanced Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan International Equity Fund
JPMorgan International Focus Fund
JPMorgan International Hedged Equity Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
June 18, 2024 (Unaudited)
Dear Shareholder,
Global financial markets largely generated positive returns through the first half of this year, led by rising equity prices in the U.S. and many other developed markets. While the U.S. economy slowed during the six months through April 2024, growth remained positive amid strong consumer spending and business investment.
“The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation.” — Brian S. Shlissel
The U.S. Federal Reserve (the “Fed”) and other leading central banks held rates in check throughout the six months ended April 30, 2024, as inflationary pressures continued to recede, though not as rapidly as Fed policymakers had sought. However, the potential for interest rate reductions later this year has provided some optimism among financial markets.
Meanwhile, an extended period of real growth in wages and historically low unemployment helped drive U.S. consumer spending during the period even as interest rates remained at decade highs and household savings rates diminished.
Investment spending also proved to be resilient as corporate balance sheets largely remained healthy, federal government spending supported select industries and demand surged for artificial intelligence technologies.
The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation. While slower but positive growth may leave the U.S. economy vulnerable to unforeseen shocks from geo-political events, the broad outlook could continue to support financial markets into 2025. We believe that investors who remain patient and hold a properly diversified portfolio are likely to continue to benefit from current trends in financial markets and the broader economy.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

April 30, 2024	J.P. Morgan International Equity Funds	1

J.P. Morgan International Equity Funds
MARKET OVERVIEW
SIX MONTHS ENDED April 30, 2024 (Unaudited)
Financial markets rallied through the first five months of the period as leading central banks responded to receding inflation by holding interest rates at extant levels. Equities outperformed bonds but both asset classes generated positive returns for the full six month period. However, prices for developed market equities fell in April 2024, while emerging markets equity rose slightly.
By the start of November 2023, the European Central Bank, the Bank of England and the U.S. Federal Reserve had each independently halted any further increases in interest rates. Further, each of the central banks stated that they might begin to cut interest rates sometime during 2024.
The news generally fueled investor expectations that central banks might successfully drive down inflation to target levels without pushing national and regional economies into economic recession. Meanwhile, quarterly corporate earnings largely remained better than expected, given the impact of steady but elevated interest rates. Energy prices declined during the period, though the ongoing wars in Ukraine and Israel threatened to impede energy transports.
As a result, investor demand for equities and bonds surged in late 2023 and through the first quarter of 2024. U.S. markets led the outperformance within global equities. The S&P 500 Index reached several new closing highs and reached 5,000 points for the first time in early February, then proceeded to cross 5,100 and 5,200 points in March 2024.
The S&P 500 Index’s performance in 2023 was led by seven large capitalization companies in the information technology and communications sectors: Apple Inc., Amazon.com Inc., Alphabet Inc., Meta Platforms Inc., Microsoft Corp., Nvidia Corp. and Tesla Inc. However, shares of both Apple and Tesla fell in 2024 and the remaining five companies accounted for 74% of the S&P 500 Index’s return for the first four months of 2024.
Increased spending on artificial intelligence technologies drove demand for semiconductors and related equipment, which bolstered the shares of select companies in both developed and emerging markets. Notably, equity prices in Japan rose amid an improved economic outlook.
Within emerging markets equity, India and Turkey outperformed. Equity prices in China recovered somewhat as the government adopted new economic stimulus measures to counter slower consumer spending and long-standing weakness in the country’s property sector.
For the six months ended April 30, 2024, the S&P 500 Index returned 20.98%, the MSCI World Index returned 20.29%, MSCI EAFE Index returned 18.63% and the MSCI Emerging Markets Index returned 15.40%.

2	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan Developed International Value Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	19.05%
MSCI EAFE Value Index (net total return)	17.06%
Net Assets as of 4/30/2024 (In Thousands)	$547,327
INVESTMENT OBJECTIVE **
The JPMorgan Developed International Value Fund (the “Fund”) seeks to provide long-term capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares outperformed the MSCI EAFE Value Index (net total return) (the “Benchmark”) for the six months ended April 30, 2024.
The Fund’s underweight position in the pharmaceuticals, biotechnology & life sciences sector and its security selection in the capital goods sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the materials sector was the only significant detractor from relative performance.
By region, the Fund’s security selection in Europe, excluding the U.K., and in Japan was a leading contributor to performance relative to the Benchmark, while its security selection in the Pacific, excluding Japan, was a marginal detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s out-of-Benchmark position in Fujikura Ltd. and its underweight positions in Bayer AG and Roche Holding AG. Shares of Fujikura, a Japanese electrical components and equipment supplier, rose after the company reported better-than-expected earnings during the period. Shares of Bayer, a German pharmaceuticals and agricultural products manufacturer, fell amid mounting costs from U.S. lawsuits seeking compensation for the health impacts of the weed-killer Roundup, which Bayer acquired when it bought Monsanto Co. in 2018. Shares of Roche Holding, a Swiss pharmaceuticals company, fell after the company issued a weaker-than-expected earnings forecast for 2024.
Leading individual detractors from relative performance include the Fund’s underweight positions in Toyota Motor Corp., Siemens AG and Mitsubishi Heavy Industries Ltd. Shares of Toyota Motor, a Japanese automobile manufacturer, rose amid surging sales of its electric vehicles. Shares of Siemens, a German industrial conglomerate not held in the Fund, rose amid consecutive quarters of better-than-expected earnings. Shares of Mitsubishi Heavy Industries, a Japanese industrial machinery and equipment manufacturer not held in the Fund, rose amid consecutive quarters of better-than-expected earnings and revenue.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed behavioral-based and quantitative screens in addition to conducting fundamental analysis to seek out companies that they believed were both attractively valued and fundamentally sound. As a result of this process, the Fund’s largest overweight positions relative to the Benchmark during the period were in the energy and banks sectors, while the largest underweight positions were in the utilities sector and the pharmaceutical, biotechnology & life sciences sector.

April 30, 2024	J.P. Morgan International Equity Funds	3

JPMorgan Developed International Value Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Shell plc	2.9%
2.	Novartis AG (Registered) (Switzerland)	2.7
3.	TotalEnergies SE (France)	2.1
4.	HSBC Holdings plc (United Kingdom)	1.6
5.	Toyota Motor Corp. (Japan)	1.6
6.	Mitsubishi UFJ Financial Group, Inc. (Japan)	1.5
7.	BP plc	1.4
8.	Allianz SE (Registered) (Germany)	1.4
9.	BHP Group Ltd. (Australia)	1.3
10.	Mitsubishi Corp. (Japan)	1.3

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	23.0%
United Kingdom	10.5
France	10.1
Germany	9.9
United States	9.5
Italy	6.2
Australia	5.0
Switzerland	4.5
Spain	3.3
Netherlands	2.8
Sweden	2.2
Norway	2.0
Finland	1.6
Singapore	1.6
Ireland	1.3
Denmark	1.2
Austria	1.1
Others (each less than 1.0%)	3.3
Short-Term Investments	0.9

4	J.P. Morgan International Equity Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge **		12.46%	10.18%	5.62%	2.41%
Without Sales Charge		18.73	16.29	6.76	2.97
CLASS C SHARES	July 11, 2006
With CDSC ***		17.51	14.71	6.22	2.55
Without CDSC		18.51	15.71	6.22	2.55
CLASS I SHARES	September 10, 2001	18.94	16.56	7.01	3.24
CLASS L SHARES	November 4, 1993	19.05	16.75	7.13	3.35
CLASS R2 SHARES	November 3, 2008	18.59	16.00	6.44	2.67
CLASS R5 SHARES	September 9, 2016	19.02	16.71	7.13	3.35
CLASS R6 SHARES	November 30, 2010	19.03	16.81	7.24	3.48

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective May 2018, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund was managed under the current strategies.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Developed International Value Fund and the MSCI EAFE Value Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Value Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Value Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2024	J.P. Morgan International Equity Funds	5

JPMorgan Developed International Value Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

6	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan Emerging Markets Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares) *	12.59%
MSCI Emerging Markets Index (net total return)	15.40%
Net Assets as of 4/30/2024 (In Thousands)	$7,105,929
INVESTMENT OBJECTIVE**
The JPMorgan Emerging Markets Equity Fund (the “Fund”) seeks to provide high total return.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class L Shares underperformed the MSCI Emerging Markets Index (the “Benchmark”) for the six months ended April 30, 2024.
The Fund’s overweight position in the consumer staples sector and its security selection in the health care sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection and overweight position in the information technology sector and its security selection in the communication services sector were leading contributors to relative performance.
By country, the Fund’s security selection in India and China was a leading detractor from performance relative to the Benchmark, while the Fund’s underweight positions in United Arab Emirates and Qatar were leading contributors to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in WuXi AppTec Co. and Yum China Holdings Inc., and its out-of-Benchmark position in AIA Group Ltd. Shares of WuXi AppTec, a Chinese provider of equipment and services to the pharmaceuticals industry, fell amid U.S. legislative efforts to ban contracts with the company over national security concerns. Shares of Yum China, an operator of fast-food restaurant chains, fell after the company reported lower-than-expected revenue for the first quarter of 2024. Shares of AIA Group, a Hong Kong life and health insurance provider, fell amid investor concerns about the company’s lack of growth in new business.
Leading individual contributors to relative performance included the Fund’s overweight position in Taiwan Semiconductor Manufacturing Co. and its out-of-Benchmark positions in Banco Bilbao Viscaya Argentaria SA (BBVA) and NU Holdings Ltd. Shares of Taiwan Semiconductor Manufacturing rose amid broad demand for semiconductors and related technologies during the period. Shares of BBVA, a Spanish bank, rose after the company reported better-than-expected earnings during the period. Shares of NU Holdings, a Brazilian digital financial services provider, rose after the company reported growth in earnings and revenue for the fourth quarter of 2023.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed an active strategy in which portfolio construction was focused on the highest-conviction ideas found at the security level. The Fund’s portfolio managers used bottom-up fundamental research to determine the Fund’s security weightings, researching companies in an attempt to determine their underlying value and potential for future earnings growth.
As a result of this process, the Fund’s largest overweight allocations relative to the Benchmark during the period were in the information technology and consumer staples sectors and its largest relative underweight allocations were in the materials and energy sectors. The Fund’s largest country overweight allocations relative to the Benchmark during the period were in India and Argentina and its largest relative underweight allocations were in Saudi Arabia and South Korea.

April 30, 2024	J.P. Morgan International Equity Funds	7

JPMorgan Emerging Markets Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	8.9%
2.	Tencent Holdings Ltd. (China)	5.5
3.	Samsung Electronics Co. Ltd. (South Korea)	5.5
4.	MercadoLibre, Inc. (Brazil)	2.5
5.	Banco Bilbao Vizcaya Argentaria SA (Spain)	2.4
6.	NU Holdings Ltd., Class A (Brazil)	2.2
7.	SK Hynix, Inc. (South Korea)	2.1
8.	AIA Group Ltd. (Hong Kong)	2.0
9.	Kia Corp. (South Korea)	1.9
10.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.9

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
China	22.3%
Taiwan	16.1
India	12.5
Brazil	10.4
South Korea	9.5
Mexico	5.7
South Africa	4.5
Turkey	3.8
Hong Kong	3.5
Indonesia	3.3
United States	2.4
Spain	2.4
Portugal	1.4
Panama	1.1
Others (each less than 1.0%)	0.8
Short-Term Investments	0.3

8	J.P. Morgan International Equity Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge **		6.49%	(1.16)%	(0.09)%	2.74%
Without Sales Charge		12.39	4.30	0.99	3.30
CLASS C SHARES	February 28, 2006
With CDSC ***		11.09	2.78	0.48	2.89
Without CDSC		12.09	3.78	0.48	2.89
CLASS I SHARES	September 10, 2001	12.52	4.58	1.25	3.56
CLASS L SHARES	November 15, 1993	12.59	4.67	1.34	3.68
CLASS R2 SHARES	July 31, 2017	12.20	4.01	0.69	3.06
CLASS R3 SHARES	July 31, 2017	12.34	4.23	0.93	3.26
CLASS R4 SHARES	July 31, 2017	12.46	4.50	1.19	3.52
CLASS R5 SHARES	September 9, 2016	12.57	4.65	1.34	3.68
CLASS R6 SHARES	December 23, 2013	12.65	4.80	1.45	3.79

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to its inception date is based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class L Shares.
Returns shown for Class R2 Shares and Class R3 Shares prior to their inception dates are based on the performance of Class A Shares. The actual returns of Class R2 Shares and Class R3 Shares would have been lower than those shown because Class R2 Shares and Class R3 Shares have higher expenses than Class A Shares.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Emerging Markets Equity Fund and the MSCI Emerging Markets Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class L Shares have a $3,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.

April 30, 2024	J.P. Morgan International Equity Funds	9

JPMorgan Emerging Markets Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

10	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan Emerging Markets Research Enhanced Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class R6 Shares) *	13.43%
MSCI Emerging Markets Index (net total return)	15.40%
Net Assets as of 4/30/2024 (In Thousands)	$1,906,905
INVESTMENT OBJECTIVE**
The JPMorgan Emerging Markets Research Enhanced Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class R6 Shares underperformed the MSCI Emerging Markets Index (the “Benchmark”) for the six months ended April 30, 2024.
By sector, the Fund’s security selection in the communication services and industrials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the information technology and consumer staples sectors was a leading contributor to relative performance.
By country, the Fund’s security selection in India and Saudi Arabia were leading detractors from relative performance, while the Fund’s security selection in Taiwan and Mexico was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in WuXi AppTech Co. and Ping An Insurance Co., and its underweight position in HLB Co. Shares of WuXi AppTec, a Chinese provider of equipment and services to the pharmaceuticals industry, fell amid U.S. legislative efforts to ban contracts with the company over national security concerns. Shares of Ping An Insurance, a Chinese provider of life and health insurance and asset management, fell amid macroeconomic challenges and lower-than-expected earnings for 2023. Shares of HLB, a South Korean composite materials manufacturer not held in the Fund, rose amid investor expectations that it’s cancer drug candidate would be approved for sale in the U.S.
Leading individual contributors to relative performance included the Fund’s overweight positions in Zhongji Innolight Co. and Kia Corp., and its out-of-Benchmark position in Tata Consultancy Services Ltd. Shares of Zhongji Innolight, a Chinese manufacturer of communications equipment, rose after the company reported better-than-expected earnings during the period. Shares of Kia, a South Korean automaker rose amid strong consumer demand for electric vehicles. Shares of Tata Consultancy Services, an Indian information technology services provider, rose after the company reported strong earnings growth during the period.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers employed a combination of a disciplined portfolio construction process with in-depth fundamental research into individual securities conducted by a global network of research analysts to identify what they believed to be their relative value.
As a result of this process, the Fund’s largest overweight sector allocations relative to the Benchmark during the period were in the consumer staples and energy sectors and its largest underweight allocations were in the industrials and health care sectors.
By country, the Fund’s largest overweight allocations relative to the Benchmark during the period were in South Africa and Brazil and its largest relative underweight allocations were in India and Kuwait.

April 30, 2024	J.P. Morgan International Equity Funds	11

JPMorgan Emerging Markets Research Enhanced Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8.4%
2.	Samsung Electronics Co. Ltd. (South Korea)	4.4
3.	Tencent Holdings Ltd. (China)	4.3
4.	Alibaba Group Holding Ltd. (China)	2.3
5.	Reliance Industries Ltd. (India)	1.7
6.	Petroleo Brasileiro SA (Preference) (Brazil)	1.2
7.	SK Hynix, Inc. (South Korea)	1.2
8.	China Construction Bank Corp., Class H (China)	1.1
9.	ICICI Bank Ltd. (India)	1.1
10.	PDD Holdings, Inc., ADR (China)	1.1

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
China	26.4%
India	17.4
Taiwan	16.6
South Korea	12.4
Brazil	5.6
Saudi Arabia	3.6
South Africa	3.1
Mexico	3.0
Indonesia	2.0
Thailand	1.5
United Arab Emirates	1.3
Turkey	1.2
Others (each less than 1.0%)	5.3
Short-Term Investments	0.6

12	J.P. Morgan International Equity Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS I SHARES	January 30, 2019	13.46%	7.31%	1.28%	3.60%
CLASS R6 SHARES	December 11, 2018	13.43	7.39	1.37	3.70

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/11/18 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The Fund commenced operations on December 11, 2018.
Returns for Class I Shares prior to its inception date are based on the performance of Class R6 Shares. The actual returns of Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class R6 Shares.
The graph illustrates comparative performance for $15,000,000 invested in Class R6 Shares of the JPMorgan Emerging Markets Research Enhanced Equity Fund and the MSCI Emerging Markets Index (net total return) from December 11, 2018 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class R6 Shares have a $15,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date.
Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan International Equity Funds	13

JPMorgan Europe Dynamic Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	21.22%
MSCI Europe Index (net total return)	19.09%
Net Assets as of 4/30/2024 (In Thousands)	$510,967
INVESTMENT OBJECTIVE**
The JPMorgan Europe Dynamic Fund (the “Fund”) seeks total return from long-term capital growth. Total return consists of capital growth and current income.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class A Shares, without a sales charge, outperformed the MSCI Europe Index (net total return) (the “Benchmark”) for the six months ended April 30, 2024.
Relative to the Benchmark, the Fund’s overweight allocation to the capital goods sector and its underweight allocation to the food, beverage and tobacco sector were leading contributors to performance, while the Fund’s underweight allocation to the semiconductor and semiconductor equipment sector and its security selection in the consumer services sector were leading detractors from relative performance.
Leading individual contributors to relative performance included the Fund’s underweight position in Nestle SA and its overweight positions in UniCredit SpA and Rolls-Royce Holdings PLC. Shares of Nestle, a Swiss manufacturer of packaged foods and beverages, fell amid higher raw materials costs and consumer resistance to higher retail prices. Shares of UniCredit, an Italian banking and financial services company, rose after the company reported consecutive quarters of better-than-expected results during the period. Shares of Rolls-Royce Holdings, a U.K. aerospace and defense manufacturer, rose after the company reported better-than-expected earnings and sales during the period.
Leading individual detractors from relative performance included the Fund’s underweight position in ASML Holding NV and its overweight positions in Delivery Hero SE and Whitbread PLC. Shares of ASML Holding, a Dutch semiconductor equipment manufacturer, rose amid broad gains in the semiconductors and semiconductor equipment sector. Shares of Delivery Hero, a German food delivery service, fell amid increased competition in the key market of South Korea. Shares of Whitbread, a U.K. hotels and restaurants operator, fell amid weaker-than-expected results during the period.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers believe that attractively valued, high quality securities with positive momentum have the potential to outperform the market. During the reporting period, the Fund’s portfolio managers invested in securities that they believed had these style characteristics. Portfolio positions were based on bottom-up security selection rather than top-down asset allocation decisions.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Novo Nordisk A/S, Class B (Denmark)	5.9%
2.	Shell plc	5.2
3.	TotalEnergies SE (France)	3.0
4.	Air Liquide SA (France)	2.6
5.	GSK plc	2.5
6.	UniCredit SpA (Italy)	2.5
7.	ASML Holding NV (Netherlands)	2.1
8.	Banco Santander SA (Spain)	2.1
9.	Allianz SE (Registered) (Germany)	2.0
10.	Nestle SA (Registered)	2.0

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
France	21.9%
United States	11.5
United Kingdom	11.3
Germany	9.7
Italy	9.6
Denmark	6.6
Netherlands	5.9
Spain	5.7
Sweden	4.3
Ireland	3.4
Australia	1.9
Norway	1.4
Others (each less than 1.0%)	2.0
Short-Term Investments	4.8

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in

14	J.P. Morgan International Equity Funds	April 30, 2024

the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan International Equity Funds	15

JPMorgan Europe Dynamic Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 1995
With Sales Charge **		14.85%	4.80%	6.63%	3.05%
Without Sales Charge		21.22	10.61	7.79	3.61
CLASS C SHARES	November 1, 1998
With CDSC ***		19.91	9.05	7.25	3.20
Without CDSC		20.91	10.05	7.25	3.20
CLASS I SHARES	September 10, 2001	21.32	10.88	8.06	3.89
CLASS L SHARES	September 10, 2001	21.44	11.03	8.20	4.03
CLASS R6 SHARES	October 1, 2018	21.51	11.17	8.32	4.10

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Europe Dynamic Fund and the MSCI Europe Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI Europe Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI Europe Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in the developed markets countries in Europe. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this

16	J.P. Morgan International Equity Funds	April 30, 2024

information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan International Equity Funds	17

JPMorgan International Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	17.76%
MSCI EAFE Index (net total return)	18.63%
Net Assets as of 4/30/2024 (In Thousands)	$4,322,439
INVESTMENT OBJECTIVE**
The JPMorgan International Equity Fund (the “Fund”) seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the MSCI EAFE Index (net of total return) (the “Benchmark”) for the six months ended April 30, 2024.
Relative to the Benchmark, the Fund’s security selection in the utilities sector and its overweight position in the energy sector were leading detractors from performance, while the Fund’s security selection in the health care and information technology sectors was a leading contributor to relative performance.
By region, the Fund’s security selection in the Pacific, excluding Japan, was the sole sector detractor from performance. The Fund’s security selection in Japan and the U.K. was a leading detractor from relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in Nippon Telegraph & Telephone Corp. (NTT), RWE AG and Nestle SA. Shares of NTT, a Japanese telecommunications provider, fell amid a weakening of the Japanese yen during the period and government plans to further control foreign ownership of the company’s shares.
Shares of RWE, a German electric utility, fell amid investor concerns about the impact of elevated interest rates on government regulated utilities. Shares of Nestle, a Swiss manufacturer of packaged foods and beverages, fell amid higher raw materials costs and consumer resistance to higher retail prices.
Leading individual contributors to relative performance included the Fund’s overweight positions in 3i Group PLC, UniCredit SpA and ASML Holding NV. Shares of 3i Group, a U.K. financial asset management company, rose after the company reported better-than-expected earnings for its fiscal third quarter. Shares of UniCredit, an Italian banking and financial services company, rose after the company reported consecutive quarters of better-than-expected results. Shares of ASML Holding, a Dutch semiconductor equipment manufacturer, rose amid broad gains in the semiconductors and semiconductor equipment sector.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of companies with solid financial positions that possessed the potential to increase their earnings faster than their industry peers.

18	J.P. Morgan International Equity Funds	April 30, 2024

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Shell plc	3.1%
2.	ASML Holding NV (Netherlands)	2.9
3.	Novo Nordisk A/S, Class B (Denmark)	2.8
4.	Nestle SA (Registered)	2.4
5.	AstraZeneca plc (United Kingdom)	2.2
6.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.2
7.	Tokio Marine Holdings, Inc. (Japan)	1.9
8.	3i Group plc (United Kingdom)	1.9
9.	Hitachi Ltd. (Japan)	1.8
10.	DBS Group Holdings Ltd. (Singapore)	1.7

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	21.1%
France	16.7
United Kingdom	11.9
United States	10.2
Germany	5.6
Netherlands	4.9
Denmark	4.1
Australia	4.0
Sweden	3.6
Singapore	1.7
Hong Kong	1.7
Italy	1.6
Spain	1.4
Belgium	1.2
Taiwan	1.1
South Korea	1.1
Switzerland	1.1
Others (each less than 1.0%)	1.7
Short-Term Investments	5.3

April 30, 2024	J.P. Morgan International Equity Funds	19

JPMorgan International Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge **		11.43%	2.51%	4.73%	3.62%
Without Sales Charge		17.63	8.21	5.86	4.18
CLASS C SHARES	January 31, 2003
With CDSC ***		16.34	6.64	5.32	3.76
Without CDSC		17.34	7.64	5.32	3.76
CLASS I SHARES	January 1, 1997	17.76	8.44	6.12	4.44
CLASS R2 SHARES	November 3, 2008	17.52	7.85	5.54	3.89
CLASS R5 SHARES	May 15, 2006	17.85	8.57	6.23	4.57
CLASS R6 SHARES	November 30, 2010	17.90	8.66	6.34	4.67

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Equity Fund and the MSCI EAFE Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation,

20	J.P. Morgan International Equity Funds	April 30, 2024

any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan International Equity Funds	21

JPMorgan International Focus Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	16.82%
MSCI ACWI ex USA Index (net total return)	17.69%
Net Assets as of 4/30/2024 (In Thousands)	$1,521,349
INVESTMENT OBJECTIVE**
The JPMorgan International Focus Fund (the “Fund”) seeks to provide long-term capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the MSCI ACWI ex USA Index (net total return) (the “Benchmark”) for the six months ended April 30, 2024.
The Fund’s overweight position in the energy sector and its security selection in the consumer staples sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the financials and health care sectors was a leading contributor to relative performance.
By region, the Fund’s security selection in the Pacific and Japan was a leading detractor from relative performance, while the Fund’s security selection in emerging markets and the U.K. was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in TotalEnergies SE, Dassault Systemes and AIA Group Ltd. Shares of TotalEnergies, a French integrated oil and natural gas producer, fell after the company reported weaker-than-expected earnings for the fourth quarter of 2023. Shares of Dassault Systemes, a French software developer, fell after reporting weaker-than-expected results during the period. Shares of AIA Group, a Hong Kong life and health insurance provider, fell amid investor concerns about the company’s lack of growth in new business.
Leading individual contributors to relative performance included the Fund’s overweight positions in Taiwan Semiconductor Manufacturing Co., 3i Group PLC and Safran. Shares of Taiwan Semiconductor Manufacturing rose amid broad demand for semiconductors and related technologies during the period. Shares of 3i Group, a U.K. financial asset management company, rose after the company reported better-than-expected earnings for its fiscal third quarter. Shares of Safran, a French aerospace and defense manufacturer, rose amid increased government demand for military hardware.
HOW WAS THE FUND POSITIONED?
By harnessing the insights of more than 80 regional research analysts around the world, the Fund’s portfolio managers sought to build a high-conviction, benchmark-agnostic portfolio of growth, value and unique companies, whose future prospects, the portfolio managers believed, were under-appreciated by the market and thus possessed the potential to deliver higher-than-expected earnings that could have a positive effect on their share prices.

22	J.P. Morgan International Equity Funds	April 30, 2024

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4.5%
2.	Shell plc	4.4
3.	Tencent Holdings Ltd. (China)	4.4
4.	Samsung Electronics Co. Ltd. (South Korea)	3.6
5.	BP plc	3.2
6.	ASML Holding NV (Netherlands)	3.0
7.	Safran SA (France)	2.7
8.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.5
9.	Lloyds Banking Group plc (United Kingdom)	2.5
10.	RELX plc (United Kingdom)	2.5

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	15.1%
United States	14.4
France	13.1
United Kingdom	9.8
China	6.8
Canada	5.6
South Korea	4.7
Taiwan	4.5
Netherlands	4.0
Sweden	2.9
Singapore	2.4
Denmark	2.1
Australia	1.8
Belgium	1.7
Italy	1.6
Indonesia	1.6
Spain	1.5
India	1.2
Mexico	1.2
Short-Term Investments	4.0

April 30, 2024	J.P. Morgan International Equity Funds	23

JPMorgan International Focus Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 30, 2011
With Sales Charge **		10.59%	2.63%	4.36%	4.35%
Without Sales Charge		16.70	8.33	5.49	4.91
CLASS C SHARES	November 30, 2011
With CDSC ***		15.42	6.79	4.96	4.49
Without CDSC		16.42	7.79	4.96	4.49
CLASS I SHARES	November 30, 2011	16.82	8.61	5.76	5.20
CLASS R2 SHARES	November 30, 2011	16.52	8.00	5.18	4.61
CLASS R5 SHARES	November 30, 2011	16.93	8.75	5.87	5.31
CLASS R6 SHARES	November 30, 2011	16.94	8.81	5.96	5.40

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Focus Fund and the MSCI ACWI ex USA Index (net total return) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI ACWI ex USA Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI ACWI ex USA Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation,

24	J.P. Morgan International Equity Funds	April 30, 2024

any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

April 30, 2024	J.P. Morgan International Equity Funds	25

JPMorgan International Hedged Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	12.47%
MSCI EAFE Index (net total return)	18.63%
ICE BofA 3-Month US Treasury Bill Index	2.66%
Net Assets as of 4/30/2024 (In Thousands)	$159,050
INVESTMENT OBJECTIVE**
The JPMorgan International Hedged Equity Fund (the “Fund”) seeks to provide capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares underperformed the MSCI EAFE Index (net total return) (the “Benchmark”) and outperformed the ICE BofA 3-Month U.S. Treasury Bill Index for the six months ended April October 31, 2023. The Fund’s options hedge allowed the Fund to generally perform as designed during the reporting period with about 67% of the Benchmark’s volatility.
The Fund’s security selection in the consumer staples sector and technology - software sectors was a leading detractor from performance relative to the Benchmark. The Fund’s allocation to equity futures securities, which were not held in the Benchmark, also detracted from relative performance. The Fund’s security selection in the pharmaceutical/medical technology sector and the technology – semiconductors & hardware sector was a leading contributor to relative performance.
By country, the Fund’s security selection in Germany and Australia was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in Japan and Italy was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in position in Vinci SA, RWE AG and T&D Holdings Inc., and its underweight position in Rolls-Royce Holdings PLC. Shares of Vinci, a French
construction and engineering company, rallied before the Fund was able to increase its allocation to the stock. Shares of RWE AG, a German electric utility, fell amid investor concerns about the impact of elevated interest rates on government regulated utilities. Shares of Rolls-Royce Holdings, a U.K. aerospace and defense manufacturer not held in the Fund, rose after the company reported better-than-expected earnings and sales during the period. Shares of T&D Holdings, a Japanese life and health insurer, fell amid general weakness in Japan’s financial sector.
Leading individual contributors to relative performance included the Fund’s overweight positions in 3i Group PLC, Tokyo Electron Ltd. and Lonza Group AG. Shares of 3i Group, a U.K. private equity and venture capital manager, rose after the company reported better-than-expected earnings for the its fiscal third quarter. Shares of Tokyo Electron, a Japanese semiconductor materials and equipment manufacturer, rose amid surging global demand for semiconductors and related technologies. Shares of Lonza Group, a Swiss supplier to the pharmaceutical and health care sectors, rose amid a broader rally in the biopharmaceuticals sector.
HOW WAS THE FUND POSITIONED?
The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of companies with solid financial positions that possessed the potential to increase their earnings faster than their industry peers.

26	J.P. Morgan International Equity Funds	April 30, 2024

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Novo Nordisk A/S, Class B (Denmark)	3.2%
2.	ASML Holding NV (Netherlands)	2.7
3.	Nestle SA (Registered)	2.3
4.	Shell plc	2.0
5.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.0
6.	AstraZeneca plc (United Kingdom)	1.9
7.	Toyota Motor Corp. (Japan)	1.6
8.	Roche Holding AG	1.5
9.	BP plc	1.4
10.	Allianz SE (Registered) (Germany)	1.4

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Japan	22.6%
France	12.7
United States	12.2
United Kingdom	11.9
Germany	7.8
Australia	6.1
Netherlands	4.7
Switzerland	4.7
Denmark	3.6
Sweden	2.5
Spain	2.1
Hong Kong	1.4
Italy	1.3
Singapore	1.1
Others (each less than 1.0%)	2.7
Short-Term Investments	2.6

April 30, 2024	J.P. Morgan International Equity Funds	27

JPMorgan International Hedged Equity Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	March 15, 2019
With Sales Charge **		6.49%	0.60%	2.42%	2.65%
Without Sales Charge		12.36	6.16	3.53	3.73
CLASS C SHARES	March 15, 2019
With CDSC ***		11.05	4.59	3.00	3.21
Without CDSC		12.05	5.59	3.00	3.21
CLASS I SHARES	March 15, 2019	12.47	6.45	3.79	4.00
CLASS R5 SHARES	March 15, 2019	12.54	6.60	3.94	4.15
CLASS R6 SHARES	March 15, 2019	12.64	6.69	4.05	4.25

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
LIFE OF FUND PERFORMANCE (3/15/19 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The Fund commenced operations on March 15, 2019.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan International Hedged Equity Fund, the MSCI EAFE Index (net total return) and the ICE BofA 3-Month US Treasury Bill Index from March 15, 2019 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The performance of the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI EAFE Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a

28	J.P. Morgan International Equity Funds	April 30, 2024

component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

April 30, 2024	J.P. Morgan International Equity Funds	29

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Australia — 4.9%
BHP Group Ltd.	263	7,200
BlueScope Steel Ltd.	122	1,782
Glencore plc	806	4,690
JB Hi-Fi Ltd.	30	1,184
New Hope Corp. Ltd.	355	1,033
QBE Insurance Group Ltd.	125	1,428
Rio Tinto Ltd.	56	4,692
Rio Tinto plc	52	3,508
Whitehaven Coal Ltd.	262	1,295
		26,812
Austria — 1.1%
ANDRITZ AG	20	1,091
Erste Group Bank AG	40	1,863
OMV AG	29	1,377
Telekom Austria AG	172	1,483
		5,814
Belgium — 0.5%
Ageas SA	25	1,176
Proximus SADP	77	569
Solvay SA (a)	32	1,023
		2,768
China — 0.9%
BOC Hong Kong Holdings Ltd.	639	1,959
TI Fluid Systems plc (b)	603	1,037
Yangzijiang Shipbuilding Holdings Ltd.	1,402	1,800
		4,796
Denmark — 1.2%
D/S Norden A/S	22	934
Danske Bank A/S	73	2,086
ISS A/S	47	876
Jyske Bank A/S (Registered)	10	827
Spar Nord Bank A/S	46	818
Sydbank A/S	17	863
		6,404
Finland — 1.6%
Konecranes OYJ	29	1,523
Nokia OYJ	667	2,425
Nordea Bank Abp	248	2,881
UPM-Kymmene OYJ	60	2,094
		8,923
INVESTMENTS	SHARES (000)	VALUE ($000)

France — 10.0%
AXA SA	140	4,841
BNP Paribas SA	74	5,315
Carrefour SA	81	1,367
Cie de Saint-Gobain SA	47	3,680
Cie Generale des Etablissements Michelin SCA	69	2,656
Coface SA	85	1,310
Credit Agricole SA	165	2,556
Eiffage SA	11	1,222
Engie SA *	198	3,430
Eurazeo SE *	15	1,366
Orange SA	170	1,896
Renault SA	45	2,208
Rexel SA	44	1,146
Rubis SCA	39	1,351
SCOR SE	36	1,165
Sodexo SA	13	1,108
Television Francaise 1 SA	139	1,267
TotalEnergies SE	155	11,265
Trigano SA	8	1,177
Unibail-Rodamco-Westfield, REIT *	18	1,505
Vallourec SA *	100	1,728
Vicat SACA	28	1,036
		54,595
Georgia — 0.3%
Bank of Georgia Group plc	21	1,375
Germany — 9.8%
Allianz SE (Registered)	26	7,463
Bayerische Motoren Werke AG	28	3,081
Bilfinger SE * (a)	24	1,130
Commerzbank AG	165	2,449
Continental AG	18	1,174
Daimler Truck Holding AG	61	2,759
Deutsche Bank AG (Registered)	218	3,483
Deutsche Telekom AG (Registered)	243	5,565
E.ON SE	234	3,091
Freenet AG	21	582
Fresenius SE & Co. KGaA	58	1,741
Heidelberg Materials AG	23	2,303
HOCHTIEF AG	16	1,691
Hornbach Holding AG & Co. KGaA	14	1,092
LEG Immobilien SE *	20	1,707
Mercedes-Benz Group AG	63	4,768
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2	991
SAF-Holland SE	76	1,470
Schaeffler AG (Preference)	90	528
Talanx AG	16	1,225
Traton SE	40	1,400
TUI AG *	137	966
Volkswagen AG (Preference)	24	2,864
		53,523
Hong Kong — 0.8%
Link, REIT	380	1,631
Pacific Basin Shipping Ltd.	3,041	1,053
Prudential plc	89	772
United Laboratories International Holdings Ltd. (The)	944	1,114
		4,570
Ireland — 1.3%
AerCap Holdings NV *	26	2,191
AIB Group plc	260	1,346
Cairn Homes plc	523	881
Glenveagh Properties plc * (b)	591	804
Greencore Group plc *	1,120	1,832
		7,054
Israel — 0.2%
Plus500 Ltd.	33	886
Italy — 6.1%
Assicurazioni Generali SpA	81	1,980
Azimut Holding SpA	22	572
Banca Monte dei Paschi di Siena SpA *	229	1,106
Banco BPM SpA	226	1,482
BFF Bank SpA (b)	69	883
Buzzi SpA	29	1,034
Danieli & C Officine Meccaniche SpA	43	1,110
Eni SpA	202	3,241
Intesa Sanpaolo SpA	1,361	5,093
Iveco Group NV	95	1,195
Maire Tecnimont SpA	133	1,104
Mediobanca Banca di Credito Finanziario SpA	93	1,315
Pirelli & C SpA (b)	196	1,239
Poste Italiane SpA (b)	126	1,605
Saipem SpA *	773	1,773
Saras SpA	704	1,322
UniCredit SpA	124	4,551
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Unipol Gruppo SpA	214	1,922
Webuild SpA	433	1,087
		33,614
Japan — 22.7%
Chiba Bank Ltd. (The)	98	830
Concordia Financial Group Ltd.	226	1,220
Cosmo Energy Holdings Co. Ltd.	43	2,075
Credit Saison Co. Ltd.	89	1,635
ENEOS Holdings, Inc.	411	1,898
Fujikura Ltd.	160	2,753
Gunma Bank Ltd. (The)	202	1,228
Hitachi Ltd.	55	5,056
Honda Motor Co. Ltd.	374	4,253
Inpex Corp. (a)	135	2,016
Isuzu Motors Ltd.	115	1,456
ITOCHU Corp.	96	4,349
Japan Airlines Co. Ltd.	66	1,171
JFE Holdings, Inc.	123	1,831
Kamigumi Co. Ltd.	23	495
Kandenko Co. Ltd.	85	947
Komatsu Ltd.	92	2,762
Marubeni Corp.	173	3,077
Mitsubishi Corp.	299	6,833
Mitsubishi Estate Co. Ltd.	141	2,593
Mitsubishi UFJ Financial Group, Inc.	825	8,220
Mitsui & Co. Ltd.	74	3,548
Mitsui Fudosan Co. Ltd.	229	2,330
Mizuho Financial Group, Inc.	203	3,920
MS&AD Insurance Group Holdings, Inc.	155	2,794
Nippon Steel Corp.	100	2,249
Niterra Co. Ltd.	42	1,364
Nomura Real Estate Holdings, Inc.	54	1,515
ORIX Corp.	115	2,354
SBI Sumishin Net Bank Ltd.	84	1,262
Sekisui House Ltd.	64	1,462
Shimamura Co. Ltd.	24	1,203
Shizuoka Financial Group, Inc.	91	848
SKY Perfect JSAT Holdings, Inc.	230	1,353
Sojitz Corp.	68	1,751
Sompo Holdings, Inc.	114	2,262
Subaru Corp.	82	1,824
Sumitomo Corp.	91	2,383
Sumitomo Electric Industries Ltd.	118	1,821
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	31

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sumitomo Forestry Co. Ltd. (a)	62	1,916
Sumitomo Mitsui Financial Group, Inc.	90	5,095
Sumitomo Realty & Development Co. Ltd.	58	2,021
Suzuki Motor Corp.	219	2,553
Toho Gas Co. Ltd.	50	1,271
Tokio Marine Holdings, Inc.	33	1,049
Tokyo Gas Co. Ltd.	79	1,769
Tokyo Steel Manufacturing Co. Ltd.	133	1,415
Toyota Motor Corp.	386	8,800
Toyota Tsusho Corp.	41	2,613
Tsubakimoto Chain Co.	40	1,384
Yokohama Rubber Co. Ltd. (The)	51	1,340
		124,167
Netherlands — 2.7%
ABN AMRO Bank NV, CVA (b)	94	1,501
Aegon Ltd.	267	1,666
ASR Nederland NV	29	1,476
ING Groep NV	288	4,552
Koninklijke Heijmans N.V., CVA *	100	1,874
NN Group NV	59	2,737
OCI NV	46	1,224
		15,030
Norway — 2.0%
Aker Solutions ASA	231	871
DNB Bank ASA	89	1,558
Equinor ASA	100	2,648
Frontline plc	46	1,091
Hoegh Autoliners ASA	125	1,312
Norwegian Air Shuttle ASA *	1,023	1,328
SpareBank 1 Nord Norge	74	672
SpareBank 1 SR-Bank ASA	43	518
Wallenius Wilhelmsen ASA	110	1,107
		11,105
Singapore — 1.6%
DBS Group Holdings Ltd.	85	2,167
Hafnia Ltd.	160	1,204
Oversea-Chinese Banking Corp. Ltd.	277	2,879
United Overseas Bank Ltd.	109	2,426
		8,676
South Africa — 0.7%
Anglo American plc	115	3,762
INVESTMENTS	SHARES (000)	VALUE ($000)

Spain — 3.3%
Applus Services SA	81	1,100
Banco Bilbao Vizcaya Argentaria SA	421	4,554
Banco de Sabadell SA	849	1,621
Banco Santander SA	1,273	6,195
CaixaBank SA	400	2,108
Repsol SA	154	2,418
		17,996
Sweden — 2.2%
Ambea AB (b)	185	1,063
Betsson AB, Class B *	84	924
Loomis AB	31	797
NCC AB, Class B	89	1,085
Skandinaviska Enskilda Banken AB, Class A	151	1,981
Svenska Handelsbanken AB, Class A	154	1,323
Swedbank AB, Class A	100	1,917
Tele2 AB, Class B	167	1,553
Volvo Car AB *	430	88
Volvo Car AB, Class B *	430	1,335
		12,066
Switzerland — 4.4%
Aryzta AG *	520	984
Novartis AG (Registered)	153	14,875
UBS Group AG (Registered)	134	3,530
Zurich Insurance Group AG	10	4,844
		24,233
United Kingdom — 10.3%
3i Group plc	110	3,927
Aviva plc	292	1,694
Balfour Beatty plc	249	1,128
Barclays plc	1,539	3,881
Beazley plc	140	1,161
Bellway plc	29	917
Centrica plc	1,259	2,011
Currys plc *	1,302	1,004
Direct Line Insurance Group plc	713	1,655
Harbour Energy plc	272	971
Hiscox Ltd.	69	1,064
HSBC Holdings plc	1,022	8,855
IG Group Holdings plc	56	519
Inchcape plc	120	1,198
Indivior plc *	60	1,081
International Consolidated Airlines Group SA *	490	1,068
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Investec plc	232	1,471
ITV plc	1,379	1,210
J Sainsbury plc	449	1,474
JD Sports Fashion plc	472	676
JET2 plc	54	973
Kier Group plc	696	1,164
Lloyds Banking Group plc	4,866	3,140
Man Group plc	271	868
Marks & Spencer Group plc	541	1,723
Mitie Group plc	948	1,386
NatWest Group plc	676	2,551
Paragon Banking Group plc	180	1,606
Premier Foods plc	451	912
Shaftesbury Capital plc, REIT	504	844
Taylor Wimpey plc	756	1,238
Tesco plc	578	2,133
TP ICAP Group plc	421	1,091
		56,594
United States — 9.3%
BP plc	1,209	7,794
GSK plc	297	6,158
Holcim AG	49	4,137
Roche Holding AG	26	6,262
Sanofi SA	19	1,892
Shell plc	29	1,038
Shell plc	437	15,538
Signify NV (b)	35	948
Stellantis NV	191	4,223
Swiss Re AG	18	1,913
Tenaris SA	74	1,221
		51,124
Total Common Stocks (Cost $425,581)		535,887
Short-Term Investments — 0.9%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (c) (d)(Cost $1,527)	1,527	1,527
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	2,000	2,000
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	1,142	1,142
Total Investment of Cash Collateral from Securities Loaned (Cost $3,142)		3,142
Total Short-Term Investments (Cost $4,669)		4,669
Total Investments — 98.8% (Cost $430,250)		540,556
Other Assets Less Liabilities — 1.2%		6,771
NET ASSETS — 100.0%		547,327

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $3,002.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	33

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.3%
Oil, Gas & Consumable Fuels	10.8
Insurance	9.3
Automobiles	7.1
Pharmaceuticals	5.8
Metals & Mining	5.8
Trading Companies & Distributors	5.2
Capital Markets	2.9
Machinery	2.8
Automobile Components	2.3
Construction & Engineering	2.1
Real Estate Management & Development	1.9
Diversified Telecommunication Services	1.8
Multi-Utilities	1.6
Construction Materials	1.6
Household Durables	1.3
Financial Services	1.3
Consumer Staples Distribution & Retail	1.2
Energy Equipment & Services	1.0
Others (each less than 1.0%)	12.0
Short-Term Investments	0.9
Futures contracts outstanding as of April 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	17	06/13/2024	JPY	2,939	39
EURO STOXX 50 Index	78	06/21/2024	EUR	4,061	(90)
FTSE 100 Index	26	06/21/2024	GBP	2,651	33
					(18)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Brazil — 10.3%
Itau Unibanco Holding SA, ADR	19,923	120,534
MercadoLibre, Inc. *	120	175,036
NU Holdings Ltd., Class A *	14,445	156,875
Petroleo Brasileiro SA, ADR	6,366	102,617
Raia Drogasil SA	14,747	72,819
WEG SA	13,913	106,317
		734,198
China — 22.3%
Alibaba Group Holding Ltd., ADR	1,330	99,588
Budweiser Brewing Co. APAC Ltd. (a)	15,846	22,045
Contemporary Amperex Technology Co. Ltd., Class A	1,696	47,352
Fuyao Glass Industry Group Co. Ltd., Class A	10,248	70,338
H World Group Ltd., ADR	2,366	86,842
Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,262	51,037
Kweichow Moutai Co. Ltd., Class A	431	100,784
Midea Group Co. Ltd., Class A	9,599	92,160
NetEase, Inc., ADR	63	5,863
NetEase, Inc.	5,213	97,710
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,306	96,681
Shenzhou International Group Holdings Ltd.	9,575	94,118
Silergy Corp.	2,740	36,390
Tencent Holdings Ltd.	8,987	394,370
Wanhua Chemical Group Co. Ltd., Class A	6,693	81,857
Wuliangye Yibin Co. Ltd., Class A	4,667	96,362
Yum China Holdings, Inc.	3,057	111,612
		1,585,109
Hong Kong — 3.5%
AIA Group Ltd.	19,409	142,156
Techtronic Industries Co. Ltd.	6,581	90,945
Techtronic Industries Co. Ltd.	1,219	16,845
		249,946
India — 12.5%
Apollo Hospitals Enterprise Ltd.	480	34,126
Asian Paints Ltd.	1,076	37,020
Bajaj Finance Ltd.	986	81,780
Bharti Airtel Ltd.	6,679	105,714
Britannia Industries Ltd. *	441	25,193
HDFC Bank Ltd.	7,310	132,762
HDFC Life Insurance Co. Ltd. (a)	4,923	34,366
Infosys Ltd., ADR	1,269	21,197
Infosys Ltd.	3,205	54,119
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
ITC Ltd.	16,144	84,181
Kotak Mahindra Bank Ltd.	4,850	94,262
MakeMyTrip Ltd. *	508	33,607
Tata Consultancy Services Ltd.	1,510	68,906
UltraTech Cement Ltd.	650	77,486
		884,719
Indonesia — 3.3%
Bank Central Asia Tbk. PT	200,671	120,660
Bank Rakyat Indonesia Persero Tbk. PT	372,011	112,609
		233,269
Macau — 0.8%
Sands China Ltd. *	25,314	59,706
Mexico — 5.7%
Fomento Economico Mexicano SAB de CV, ADR	697	82,014
Grupo Financiero Banorte SAB de CV, Class O	12,126	120,280
Grupo Mexico SAB de CV	11,985	74,061
Wal-Mart de Mexico SAB de CV	33,652	125,427
		401,782
Panama — 1.1%
Copa Holdings SA, Class A	812	77,579
Portugal — 1.4%
Jeronimo Martins SGPS SA	4,778	98,298
South Africa — 4.5%
Bid Corp. Ltd.	2,822	64,714
Capitec Bank Holdings Ltd.	816	101,059
FirstRand Ltd.	23,013	79,445
Shoprite Holdings Ltd.	5,685	75,846
		321,064
South Korea — 9.5%
Kia Corp.	1,608	136,241
Samsung Electronics Co. Ltd.	7,052	392,002
SK Hynix, Inc.	1,196	147,604
		675,847
Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	15,616	168,868
Taiwan — 16.1%
ASE Technology Holding Co. Ltd.	11,195	50,362
Chailease Holding Co. Ltd.	16,042	84,607
Delta Electronics, Inc.	7,900	77,367
MediaTek, Inc.	2,241	67,569
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	35

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Realtek Semiconductor Corp.	2,975	46,931
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,606	632,619
Taiwan Semiconductor Manufacturing Co. Ltd.	5,546	132,792
Wiwynn Corp.	742	52,785
		1,145,032
Turkey — 3.8%
Aselsan Elektronik Sanayi ve Ticaret A/S	24,082	45,172
BIM Birlesik Magazalar A/S	6,031	72,057
KOC Holding A/S	10,071	70,313
Yapi ve Kredi Bankasi A/S	82,281	82,394
		269,936
United States — 2.4%
EPAM Systems, Inc. *	172	40,536
Estee Lauder Cos., Inc. (The), Class A	391	57,344
Globant SA *	245	43,778
Las Vegas Sands Corp.	684	30,327
		171,985
Total Common Stocks (Cost $5,450,465)		7,077,338
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (b) (c)(Cost $20,060)	20,055	20,059
Total Investments — 99.9% (Cost $5,470,525)		7,097,397
Other Assets Less Liabilities — 0.1%		8,532
NET ASSETS — 100.0%		7,105,929

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.0%
Semiconductors & Semiconductor Equipment	15.7
Consumer Staples Distribution & Retail	7.2
Technology Hardware, Storage & Peripherals	6.3
Interactive Media & Services	5.6
Hotels, Restaurants & Leisure	4.5
Beverages	4.2
Broadline Retail	3.9
IT Services	3.2
Insurance	2.5
Financial Services	2.3
Machinery	2.2
Electrical Equipment	2.2
Automobiles	1.9
Chemicals	1.7
Wireless Telecommunication Services	1.5
Entertainment	1.5
Oil, Gas & Consumable Fuels	1.4
Health Care Equipment & Supplies	1.4
Textiles, Apparel & Luxury Goods	1.3
Household Durables	1.3
Tobacco	1.2
Consumer Finance	1.1
Passenger Airlines	1.1
Construction Materials	1.1
Electronic Equipment, Instruments & Components	1.1
Metals & Mining	1.0
Automobile Components	1.0
Industrial Conglomerates	1.0
Others (each less than 1.0%)	2.3
Short-Term Investments	0.3
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.8%
Austria — 0.1%
Raiffeisen Bank International AG	48	888
Brazil — 5.6%
Atacadao SA	762	1,641
B3 SA - Brasil Bolsa Balcao	2,842	5,883
Banco Bradesco SA (Preference)	550	1,486
Banco do Brasil SA	1,305	6,911
BB Seguridade Participacoes SA	137	852
Centrais Eletricas Brasileiras SA	529	3,856
Cia Energetica de Minas Gerais (Preference)	1,017	1,901
Energisa SA	103	893
Gerdau SA (Preference)	1,447	5,082
Itau Unibanco Holding SA (Preference)	1,098	6,639
Itausa SA (Preference)	2,295	4,226
Klabin SA (Preference)	981	871
Localiza Rent a Car SA	481	4,543
Lojas Renner SA	837	2,467
MercadoLibre, Inc. *	1	1,163
Petroleo Brasileiro SA (Preference)	2,923	23,596
Porto Seguro SA	165	952
Raia Drogasil SA	875	4,320
Suzano SA	509	5,727
TIM SA, ADR	307	5,235
Transmissora Alianca de Energia Eletrica S/A	136	921
Vale SA, ADR	1,106	13,457
Vibra Energia SA	195	882
WEG SA	518	3,958
		107,462
Chile — 0.2%
Banco Santander Chile, ADR	243	4,372
China — 26.8%
Agricultural Bank of China Ltd., Class H	2,319	1,034
Aier Eye Hospital Group Co. Ltd., Class A	515	913
Airtac International Group	28	995
Alibaba Group Holding Ltd.	4,702	44,030
Amoy Diagnostics Co. Ltd., Class A	192	576
Anker Innovations Technology Co. Ltd., Class A	100	1,187
ANTA Sports Products Ltd.	366	4,148
Baidu, Inc., ADR *	70	7,202
Baidu, Inc., Class A *	53	687
Bank of China Ltd., Class H	16,471	7,387
BeiGene Ltd. *	173	2,049
BOC Aviation Ltd. (a)	94	748
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
BOE Technology Group Co. Ltd., Class A	5,480	3,284
BYD Co. Ltd., Class H	232	6,360
BYD Electronic International Co. Ltd.	556	1,873
CGN Power Co. Ltd., Class H (a)	3,191	1,070
Chacha Food Co. Ltd., Class A	288	1,485
China Construction Bank Corp., Class H	33,282	21,533
China International Capital Corp. Ltd., Class H (a)	1,179	1,422
China Life Insurance Co. Ltd., Class H	2,649	3,489
China Longyuan Power Group Corp. Ltd., Class H	2,865	2,007
China Merchants Bank Co. Ltd., Class A	289	1,360
China Merchants Bank Co. Ltd., Class H	2,143	9,281
China Oilfield Services Ltd., Class H	2,838	3,035
China Overseas Land & Investment Ltd.	2,223	4,089
China Pacific Insurance Group Co. Ltd., Class H	1,573	3,447
China Petroleum & Chemical Corp., Class H	6,534	3,900
China Resources Gas Group Ltd.	584	1,837
China Resources Land Ltd.	1,176	4,229
China Resources Mixc Lifestyle Services Ltd. (a)	405	1,424
China Shenhua Energy Co. Ltd., Class H	313	1,297
China Yangtze Power Co. Ltd., Class A	1,400	4,977
Chongqing Brewery Co. Ltd., Class A	146	1,416
Contemporary Amperex Technology Co. Ltd., Class A	61	1,689
COSCO SHIPPING Holdings Co. Ltd., Class A	660	1,071
CSPC Pharmaceutical Group Ltd.	4,702	3,861
DaShenLin Pharmaceutical Group Co. Ltd., Class A	328	983
ENN Energy Holdings Ltd.	451	3,845
Flat Glass Group Co. Ltd., Class H	682	1,643
Focus Media Information Technology Co. Ltd., Class A	989	884
Foxconn Industrial Internet Co. Ltd., Class A	1,006	3,319
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,011	6,054
Ganfeng Lithium Group Co. Ltd. (a) (b)	194	570
GF Securities Co. Ltd., Class H	873	869
GRG Banking Equipment Co. Ltd., Class A	541	885
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	33	175
H World Group Ltd., ADR	20	734
H World Group Ltd.	1,456	5,419
Haier Smart Home Co. Ltd., Class H	1,886	6,986
Haitian International Holdings Ltd.	318	1,036
Hongfa Technology Co. Ltd., Class A	511	2,005
Huaibei Mining Holdings Co. Ltd., Class A	980	2,602
Huayu Automotive Systems Co. Ltd., Class A	886	2,008
Imeik Technology Development Co. Ltd., Class A	18	517
Industrial & Commercial Bank of China Ltd., Class H	17,689	9,485
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	37

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,248	4,909
Innovent Biologics, Inc. * (a)	174	840
iQIYI, Inc., ADR *	478	2,320
Jason Furniture Hangzhou Co. Ltd., Class A	367	1,686
JD Health International, Inc. * (a)	224	765
JD.com, Inc., Class A	768	11,072
Jiangsu Expressway Co. Ltd., Class H	1,160	1,138
Jiangsu Hengli Hydraulic Co. Ltd., Class A	339	2,381
Kanzhun Ltd., ADR	82	1,622
KE Holdings, Inc., ADR	68	1,035
Kingdee International Software Group Co. Ltd. *	926	977
Kuaishou Technology * (a)	156	1,090
Kunlun Energy Co. Ltd.	2,596	2,517
Kweichow Moutai Co. Ltd., Class A	27	6,415
Lenovo Group Ltd.	2,528	2,843
Li Auto, Inc., Class A *	365	4,784
Luzhou Laojiao Co. Ltd., Class A	46	1,170
Meituan * (a)	1,351	18,445
Midea Group Co. Ltd., Class A	423	4,064
Montage Technology Co. Ltd., Class A	329	2,283
NetEase, Inc.	704	13,200
New Oriental Education & Technology Group, Inc. *	203	1,610
Oppein Home Group, Inc., Class A	68	583
PDD Holdings, Inc., ADR *	172	21,480
PetroChina Co. Ltd., Class H	8,746	8,149
PICC Property & Casualty Co. Ltd., Class H	3,664	4,552
Ping An Insurance Group Co. of China Ltd., Class H	2,507	11,362
Satellite Chemical Co. Ltd., Class A *	493	1,306
Shanghai Baosight Software Co. Ltd., Class A	279	1,572
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	118	4,950
Shenzhen Transsion Holdings Co. Ltd., Class A	55	1,086
Shenzhou International Group Holdings Ltd.	379	3,727
Silergy Corp.	250	3,320
Sinopharm Group Co. Ltd., Class H	356	898
Sinotruk Hong Kong Ltd.	359	893
Skshu Paint Co. Ltd., Class A *	187	875
Sunny Optical Technology Group Co. Ltd.	113	544
Suzhou Maxwell Technologies Co. Ltd., Class A	55	866
Tencent Holdings Ltd.	1,889	82,882
Tencent Music Entertainment Group, ADR *	205	2,570
Tianqi Lithium Corp., Class H	188	722
Tingyi Cayman Islands Holding Corp.	1,040	1,148
Trip.com Group Ltd., ADR *	79	3,798
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Trip.com Group Ltd. *	53	2,584
Vipshop Holdings Ltd., ADR	122	1,835
Wanhua Chemical Group Co. Ltd., Class A	128	1,566
Weichai Power Co. Ltd., Class H	2,009	4,105
Wuliangye Yibin Co. Ltd., Class A	110	2,267
Wuxi Biologics Cayman, Inc. * (a)	539	935
Xiamen C & D, Inc., Class A	1,368	1,871
Xiaomi Corp., Class B * (a)	1,305	2,846
Xinyi Solar Holdings Ltd.	2,170	1,493
XPeng, Inc., ADR * (b)	115	939
XPeng, Inc., Class A *	94	382
Yankuang Energy Group Co. Ltd., Class H	412	894
Yifeng Pharmacy Chain Co. Ltd., Class A	171	1,031
Yum China Holdings, Inc.	176	6,596
Yum China Holdings, Inc.	46	1,674
Yutong Bus Co. Ltd., Class A	436	1,538
Zhejiang Dingli Machinery Co. Ltd., Class A	382	3,445
Zhejiang Expressway Co. Ltd., Class H	2,542	1,662
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	223	1,038
Zhejiang Weixing New Building Materials Co. Ltd., Class A	794	1,920
Zhongji Innolight Co. Ltd., Class A	122	3,057
Zhuzhou CRRC Times Electric Co. Ltd., Class H	979	3,510
Zijin Mining Group Co. Ltd., Class H	3,124	6,815
ZTO Express Cayman, Inc. (b)	79	1,680
		510,543
Colombia — 0.2%
Bancolombia SA, ADR	66	2,167
Ecopetrol SA, ADR (b)	207	2,403
		4,570
Czech Republic — 0.1%
Komercni Banka A/S *	74	2,745
Greece — 0.6%
Alpha Services and Holdings SA *	539	910
Hellenic Telecommunications Organization SA	241	3,662
Mytilineos SA	46	1,850
National Bank of Greece SA *	245	1,979
OPAP SA	148	2,472
Piraeus Financial Holdings SA *	237	947
		11,820
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — 0.2%
Sino Biopharmaceutical Ltd.	2,271	776
Techtronic Industries Co. Ltd.	168	2,322
		3,098
Hungary — 0.6%
MOL Hungarian Oil & Gas plc	233	1,908
OTP Bank Nyrt.	146	7,258
Richter Gedeon Nyrt.	104	2,641
		11,807
India — 17.6%
Aarti Industries Ltd.	255	2,261
ABB India Ltd.	17	1,362
Apollo Hospitals Enterprise Ltd.	63	4,479
Ashok Leyland Ltd.	419	965
Asian Paints Ltd.	65	2,234
Aurobindo Pharma Ltd.	126	1,733
Axis Bank Ltd.	712	9,937
Bajaj Auto Ltd.	18	1,876
Bajaj Finance Ltd.	59	4,873
Bank of Baroda	235	789
Bharat Electronics Ltd.	793	2,217
Bharat Petroleum Corp. Ltd.	177	1,287
Bharti Airtel Ltd.	420	6,641
Biocon Ltd.	573	2,049
Britannia Industries Ltd. *	91	5,216
Canara Bank	133	988
Cholamandalam Investment and Finance Co. Ltd.	145	2,072
Cipla Ltd.	119	1,987
Coal India Ltd.	386	2,099
Coforge Ltd.	13	781
Colgate-Palmolive India Ltd.	30	1,011
Cummins India Ltd.	78	3,067
Dabur India Ltd.	160	973
Delhivery Ltd. *	140	753
Dr Reddy's Laboratories Ltd.	96	7,138
Eicher Motors Ltd.	126	6,943
GAIL India Ltd.	583	1,458
Godrej Properties Ltd. *	23	727
Havells India Ltd.	44	884
HCL Technologies Ltd.	237	3,866
HDFC Bank Ltd., ADR	2	86
HDFC Bank Ltd.	983	17,843
HDFC Life Insurance Co. Ltd. (a)	661	4,613
Hero MotoCorp Ltd.	23	1,235
INVESTMENTS	SHARES (000)	VALUE ($000)

India — continued
Hindalco Industries Ltd.	358	2,757
Hindustan Aeronautics Ltd. (a)	21	979
Hindustan Petroleum Corp. Ltd.	220	1,303
Hindustan Unilever Ltd.	287	7,654
ICICI Bank Ltd.	1,560	21,500
Indian Oil Corp. Ltd.	659	1,331
Indian Railway Catering & Tourism Corp. Ltd.	69	854
Infosys Ltd., ADR (b)	1,083	18,103
InterGlobe Aviation Ltd. * (a)	83	3,958
ITC Ltd.	1,426	7,438
Jindal Steel & Power Ltd.	102	1,134
Kotak Mahindra Bank Ltd.	527	10,248
Larsen & Toubro Ltd.	220	9,455
Lupin Ltd.	51	1,009
Mahindra & Mahindra Ltd.	456	11,753
Maruti Suzuki India Ltd.	74	11,350
Max Healthcare Institute Ltd.	357	3,589
NMDC Ltd.	1,039	3,151
NTPC Ltd.	1,112	4,835
Oil & Natural Gas Corp. Ltd.	805	2,718
Petronet LNG Ltd.	1,081	4,012
Power Finance Corp. Ltd.	206	1,085
Power Grid Corp. of India Ltd.	1,054	3,800
Reliance Industries Ltd.	912	32,026
Samvardhana Motherson International Ltd.	1,163	1,821
Shree Cement Ltd.	6	1,773
Shriram Finance Ltd.	232	7,083
State Bank of India	474	4,685
Sun Pharmaceutical Industries Ltd.	50	894
Supreme Industries Ltd.	20	1,231
Tata Consultancy Services Ltd.	331	15,110
Tata Consumer Products Ltd.	234	3,103
Tata Motors Ltd.	559	6,738
Tata Power Co. Ltd. (The)	392	2,105
Tata Steel Ltd.	1,402	2,763
Titan Co. Ltd.	21	892
Trent Ltd.	59	3,093
Triveni Turbine Ltd.	166	1,069
Tube Investments of India Ltd.	23	1,011
UltraTech Cement Ltd.	57	6,842
Vedanta Ltd.	238	1,138
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	39

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
WNS Holdings Ltd. *	11	477
Zomato Ltd. *	490	1,131
		335,444
Indonesia — 2.0%
Bank Central Asia Tbk. PT	22,599	13,589
Bank Mandiri Persero Tbk. PT	12,700	5,368
Bank Rakyat Indonesia Persero Tbk. PT	31,520	9,541
Telkom Indonesia Persero Tbk. PT	30,628	5,937
United Tractors Tbk. PT	2,465	3,757
		38,192
Kuwait — 0.2%
National Bank of Kuwait SAKP	1,336	3,743
Malaysia — 0.8%
CIMB Group Holdings Bhd.	4,061	5,613
Malayan Banking Bhd.	1,141	2,325
Petronas Chemicals Group Bhd.	2,065	2,934
Public Bank Bhd.	3,858	3,327
		14,199
Mexico — 3.0%
Alfa SAB de CV, Class A	1,226	898
America Movil SAB de CV	5,689	5,420
Banco del Bajio SA (a)	249	921
Cemex SAB de CV *	2,973	2,351
Coca-Cola Femsa SAB de CV	201	1,989
Fomento Economico Mexicano SAB de CV	477	5,604
Grupo Aeroportuario del Sureste SAB de CV, Class B	175	6,035
Grupo Financiero Banorte SAB de CV, Class O	1,071	10,626
Grupo Mexico SAB de CV	1,310	8,097
Kimberly-Clark de Mexico SAB de CV, Class A	2,101	4,386
Regional SAB de CV	342	3,073
Southern Copper Corp. (b)	10	1,127
Wal-Mart de Mexico SAB de CV	1,948	7,261
		57,788
Panama — 0.1%
Copa Holdings SA, Class A	19	1,788
Peru — 0.4%
Credicorp Ltd.	50	8,304
Philippines — 0.4%
Ayala Land, Inc.	3,719	1,843
Bank of the Philippine Islands	899	1,985
INVESTMENTS	SHARES (000)	VALUE ($000)

Philippines — continued
BDO Unibank, Inc.	824	2,115
SM Investments Corp.	62	1,015
		6,958
Poland — 0.7%
Bank Polska Kasa Opieki SA	22	896
Dino Polska SA * (a)	50	4,766
Powszechna Kasa Oszczednosci Bank Polski SA	202	3,005
Powszechny Zaklad Ubezpieczen SA	299	3,765
		12,432
Qatar — 0.6%
Industries Qatar QSC	1,023	3,431
Ooredoo QPSC	321	881
Qatar National Bank QPSC	2,046	7,790
		12,102
Russia — 0.0% ^
Gazprom PJSC ‡ *	4,581	233
GMK Norilskiy Nickel PAO, ADR ‡ *	—	—
GMK Norilskiy Nickel PAO ‡	4,097	175
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	36
Novatek PJSC ‡	165	50
Rosneft Oil Co. PJSC ‡	833	55
Sberbank of Russia PJSC ‡	3,172	89
Severstal PAO, GDR ‡ * (a)	329	106
		744
Saudi Arabia — 3.7%
Al Rajhi Bank	730	15,527
Alinma Bank	669	5,933
Almarai Co. JSC	177	2,674
Bupa Arabia for Cooperative Insurance Co.	16	1,026
Dr Sulaiman Al Habib Medical Services Group Co.	12	984
Etihad Etisalat Co.	310	4,300
Mouwasat Medical Services Co.	30	1,067
SABIC Agri-Nutrients Co.	93	2,855
Saudi Arabian Mining Co. *	79	1,072
Saudi Arabian Oil Co. (a)	774	6,203
Saudi Basic Industries Corp.	369	8,317
Saudi National Bank (The)	1,269	12,707
Saudi Telecom Co.	713	7,153
		69,818
South Africa — 3.2%
Absa Group Ltd.	412	3,180
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Africa — continued
Aspen Pharmacare Holdings Ltd.	82	976
Bid Corp. Ltd.	247	5,674
Bidvest Group Ltd. (The)	371	4,856
Capitec Bank Holdings Ltd.	50	6,135
Clicks Group Ltd.	346	5,357
Discovery Ltd.	220	1,405
FirstRand Ltd.	2,022	6,982
Gold Fields Ltd.	208	3,372
Impala Platinum Holdings Ltd.	333	1,482
Naspers Ltd., Class N	45	8,702
Sanlam Ltd.	869	3,142
Shoprite Holdings Ltd.	277	3,702
Standard Bank Group Ltd. (b)	589	5,531
		60,496
South Korea — 12.5%
BGF retail Co. Ltd.	16	1,558
CJ CheilJedang Corp.	4	1,040
Coway Co. Ltd.	69	2,759
Doosan Bobcat, Inc.	25	926
Hana Financial Group, Inc.	161	6,776
Hankook Tire & Technology Co. Ltd.	60	2,536
Hanwha Aerospace Co. Ltd.	7	1,020
HL Mando Co. Ltd.	46	1,301
HMM Co. Ltd.	78	896
Hugel, Inc. *	13	1,941
Hyundai Glovis Co. Ltd.	35	4,632
Hyundai Marine & Fire Insurance Co. Ltd.	71	1,605
Hyundai Mobis Co. Ltd.	35	5,796
Hyundai Motor Co.	57	10,169
Kakao Corp.	24	820
KB Financial Group, Inc.	159	8,644
Kia Corp.	118	10,012
KIWOOM Securities Co. Ltd.	26	2,442
Koh Young Technology, Inc.	63	735
Korea Investment Holdings Co. Ltd.	18	890
Korean Air Lines Co. Ltd.	159	2,394
Krafton, Inc. *	5	910
Kumho Petrochemical Co. Ltd.	11	1,074
LG Chem Ltd.	21	5,927
LG Energy Solution Ltd. *	2	684
Lotte Chemical Corp.	20	1,540
NAVER Corp.	39	5,171
NCSoft Corp.	4	477
INVESTMENTS	SHARES (000)	VALUE ($000)

South Korea — continued
Orion Corp.	19	1,289
POSCO Holdings, Inc.	20	5,744
Samsung Biologics Co. Ltd. * (a)	9	5,335
Samsung C&T Corp.	23	2,432
Samsung E&A Co. Ltd. *	136	2,579
Samsung Electro-Mechanics Co. Ltd.	22	2,451
Samsung Electronics Co. Ltd.	1,531	85,087
Samsung Fire & Marine Insurance Co. Ltd.	15	3,271
Samsung Securities Co. Ltd.	31	837
Shinhan Financial Group Co. Ltd.	197	6,632
SK Hynix, Inc.	182	22,467
SK IE Technology Co. Ltd. * (a)	27	1,165
SK Innovation Co. Ltd. *	8	616
SK Telecom Co. Ltd.	109	4,021
SK, Inc.	14	1,680
SKC Co. Ltd. *	30	2,361
SM Entertainment Co. Ltd.	33	1,901
S-Oil Corp.	83	4,327
		238,870
Taiwan — 16.8%
Accton Technology Corp.	256	3,586
Advantech Co. Ltd.	403	4,685
ASE Technology Holding Co. Ltd.	1,270	5,713
Asustek Computer, Inc.	314	4,117
AUO Corp.	5,035	2,815
Cathay Financial Holding Co. Ltd.	1,276	1,973
Chailease Holding Co. Ltd.	1,030	5,431
Chunghwa Telecom Co. Ltd.	1,432	5,443
CTBC Financial Holding Co. Ltd.	10,090	10,531
Delta Electronics, Inc.	466	4,569
E.Sun Financial Holding Co. Ltd.	7,396	6,215
eMemory Technology, Inc.	32	2,151
Evergreen Marine Corp. Taiwan Ltd.	271	1,577
Fubon Financial Holding Co. Ltd.	2,619	5,541
Gigabyte Technology Co. Ltd.	73	658
Hon Hai Precision Industry Co. Ltd.	2,361	11,239
Largan Precision Co. Ltd.	77	5,133
MediaTek, Inc.	372	11,216
Mega Financial Holding Co. Ltd.	3,125	3,830
Nan Ya Plastics Corp.	1,465	2,544
Nien Made Enterprise Co. Ltd.	231	2,700
Novatek Microelectronics Corp.	101	1,908
Pegatron Corp.	657	1,961
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	41

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
President Chain Store Corp.	440	3,700
Quanta Computer, Inc.	1,342	10,531
Realtek Semiconductor Corp.	388	6,121
Taiwan Cement Corp.	982	965
Taiwan Mobile Co. Ltd.	1,029	3,284
Taiwan Semiconductor Manufacturing Co. Ltd.	6,803	162,892
Tong Yang Industry Co. Ltd.	239	870
Uni-President Enterprises Corp.	2,857	6,701
United Microelectronics Corp.	2,988	4,591
Vanguard International Semiconductor Corp.	466	1,221
Wistron Corp.	569	1,950
Wiwynn Corp.	48	3,400
Yageo Corp.	104	1,984
Yuanta Financial Holding Co. Ltd.	6,943	6,513
		320,259
Thailand — 1.5%
Bangkok Dusit Medical Services PCL, NVDR	3,767	2,942
Bumrungrad Hospital PCL	149	984
CP ALL PCL	1,008	1,559
Indorama Ventures PCL	1,932	1,240
Kasikornbank PCL	231	810
PTT Exploration & Production PCL	1,312	5,539
PTT Global Chemical PCL	2,146	2,116
PTT PCL	3,333	3,035
SCB X PCL	910	2,616
Siam Cement PCL (The) (Registered)	552	3,709
Thai Oil PCL	2,832	4,127
		28,677
Turkey — 1.2%
BIM Birlesik Magazalar A/S	350	4,180
Ford Otomotiv Sanayi A/S	53	1,824
KOC Holding A/S	731	5,103
Turk Hava Yollari AO *	502	5,055
Turkiye Petrol Rafinerileri A/S	351	2,125
Yapi ve Kredi Bankasi A/S	4,169	4,175
		22,462
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	408	926
Abu Dhabi Islamic Bank PJSC	318	965
Aldar Properties PJSC	1,328	1,975
Dubai Islamic Bank PJSC	2,143	3,245
Emaar Properties PJSC *	3,397	7,593
INVESTMENTS	SHARES (000)	VALUE ($000)

United Arab Emirates — continued
Emirates NBD Bank PJSC	1,045	4,838
Emirates Telecommunications Group Co. PJSC	856	3,964
First Abu Dhabi Bank PJSC	653	2,217
		25,723
United Kingdom — 0.1%
Anglogold Ashanti plc	114	2,617
United States — 0.2%
Genpact Ltd.	40	1,215
Globant SA *	6	1,161
Parade Technologies Ltd.	70	1,585
		3,961
Total Common Stocks (Cost $1,733,504)		1,921,882
Short-Term Investments — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (c) (d)	9,978	9,979
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	1,495	1,495
Total Investment of Cash Collateral from Securities Loaned (Cost $11,475)		11,474
Total Investments — 101.4% (Cost $1,744,979)		1,933,356
Liabilities in Excess of Other Assets — (1.4)%		(26,451)
NET ASSETS — 100.0%		1,906,905

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan International Equity Funds	April 30, 2024

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $10,512.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.1%
Semiconductors & Semiconductor Equipment	12.0
Technology Hardware, Storage & Peripherals	6.3
Oil, Gas & Consumable Fuels	6.1
Interactive Media & Services	5.1
Broadline Retail	4.6
Automobiles	3.9
Metals & Mining	3.2
Insurance	2.6
Consumer Staples Distribution & Retail	2.4
Hotels, Restaurants & Leisure	2.2
Chemicals	2.2
IT Services	2.0
Electronic Equipment, Instruments & Components	1.8
Wireless Telecommunication Services	1.5
Food Products	1.4
Diversified Telecommunication Services	1.4
Machinery	1.3
Real Estate Management & Development	1.2
Automobile Components	1.1
Entertainment	1.1
Industrial Conglomerates	1.1
Pharmaceuticals	1.1
Financial Services	1.0
Beverages	1.0
Household Durables	1.0
Others (each less than 1.0%)	12.7
Short-Term Investments	0.6
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	43

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 94.7%
Australia — 1.9%
Rio Tinto plc	142	9,625
Austria — 0.6%
ANDRITZ AG	56	3,057
Denmark — 6.5%
Novo Nordisk A/S, Class B	233	29,852
Royal Unibrew A/S *	46	3,473
		33,325
France — 21.8%
Air Liquide SA	67	13,170
Cie Generale des Etablissements Michelin SCA	245	9,415
Engie SA * (a)	302	5,242
Gaztransport Et Technigaz SA	46	6,366
Legrand SA	69	7,104
LVMH Moet Hennessy Louis Vuitton SE	2	1,934
Publicis Groupe SA	75	8,283
Safran SA	41	8,856
Sodexo SA	96	8,389
SPIE SA	223	8,114
Thales SA	31	5,139
TotalEnergies SE	208	15,066
Vallourec SA *	307	5,277
Vinci SA	76	8,933
		111,288
Germany — 9.6%
Allianz SE (Registered)	37	10,355
CTS Eventim AG & Co. KGaA	86	7,548
DWS Group GmbH & Co. KGaA (b)	104	4,402
Heidelberg Materials AG	58	5,833
KION Group AG	129	5,959
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	18	7,791
Scout24 SE (b)	41	3,016
TeamViewer SE * (b)	329	4,344
		49,248
Ireland — 3.4%
AIB Group plc	1,106	5,725
Bank of Ireland Group plc	585	6,240
Glanbia plc	277	5,281
		17,246
Italy — 9.6%
Buzzi SpA	129	4,657
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Coca-Cola HBC AG	210	6,770
Iveco Group NV	416	5,209
Prysmian SpA	152	8,238
Ryanair Holdings plc, ADR	57	7,816
Saipem SpA *	1,604	3,681
UniCredit SpA	342	12,566
		48,937
Netherlands — 5.9%
Adyen NV * (b)	4	5,103
ASML Holding NV	12	10,759
ASR Nederland NV	106	5,298
Koninklijke KPN NV	1,298	4,716
Pluxee NV *	133	4,103
		29,979
Norway — 1.4%
Aker Solutions ASA	757	2,853
Norwegian Air Shuttle ASA *	3,463	4,498
		7,351
South Korea — 0.6%
Delivery Hero SE * (b)	109	3,043
Spain — 5.6%
Banco Bilbao Vizcaya Argentaria SA	776	8,386
Banco Santander SA	2,159	10,504
Industria de Diseno Textil SA (a)	217	9,891
		28,781
Sweden — 4.3%
AAK AB	250	6,418
Atlas Copco AB, Class A	302	5,292
Hemnet Group AB	115	2,991
Volvo AB, Class B	285	7,259
		21,960
Switzerland — 0.8%
Accelleron Industries AG	101	3,923
United Kingdom — 11.2%
3i Group plc	175	6,245
Auto Trader Group plc (b)	537	4,658
Barratt Developments plc	1,165	6,583
Cranswick plc	67	3,604
Intermediate Capital Group plc	205	5,355
Marks & Spencer Group plc	2,014	6,415
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Melrose Industries plc	629	4,939
Rolls-Royce Holdings plc *	1,008	5,170
Taylor Wimpey plc	3,927	6,435
Whitbread plc	204	8,048
		57,452
United States — 11.5%
GSK plc	629	13,045
Nestle SA (Registered)	101	10,127
Schneider Electric SE	40	9,149
Shell plc	740	26,328
		58,649
Total Common Stocks (Cost $376,957)		483,864
Short-Term Investments — 4.8%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (c) (d)(Cost $11,378)	11,375	11,377
Investment of Cash Collateral from Securities Loaned — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)(Cost $12,963)	12,963	12,963
Total Short-Term Investments (Cost $24,341)		24,340
Total Investments — 99.5% (Cost $401,298)		508,204
Other Assets Less Liabilities — 0.5%		2,763
NET ASSETS — 100.0%		510,967

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $12,094.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Oil, Gas & Consumable Fuels	9.4%
Banks	8.5
Pharmaceuticals	8.4
Electrical Equipment	5.6
Machinery	5.3
Food Products	5.0
Aerospace & Defense	4.7
Insurance	4.6
Hotels, Restaurants & Leisure	3.8
Capital Markets	3.2
Chemicals	2.6
Household Durables	2.6
Passenger Airlines	2.4
Commercial Services & Supplies	2.4
Energy Equipment & Services	2.3
Semiconductors & Semiconductor Equipment	2.1
Interactive Media & Services	2.1
Construction Materials	2.1
Beverages	2.0
Specialty Retail	1.9
Metals & Mining	1.9
Automobile Components	1.9
Construction & Engineering	1.8
Media	1.6
Entertainment	1.5
Consumer Staples Distribution & Retail	1.3
Multi-Utilities	1.0
Financial Services	1.0
Others (each less than 1.0%)	2.2
Short-Term Investments	4.8
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	45

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	240	06/21/2024	EUR	12,494	(129)
FTSE 100 Index	69	06/21/2024	GBP	7,034	145
					16

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan International Equity Funds	April 30, 2024

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Australia — 4.1%
BHP Group Ltd.	2,482	68,080
BHP Group Ltd.	490	13,543
Goodman Group, REIT	1,496	30,226
Rio Tinto Ltd.	285	23,703
Rio Tinto plc	633	42,790
		178,342
Austria — 0.7%
Erste Group Bank AG	678	31,638
Belgium — 1.3%
KBC Group NV	738	54,830
Denmark — 4.2%
Carlsberg A/S, Class B	415	55,820
Novo Nordisk A/S, Class B	991	127,128
		182,948
Finland — 0.5%
Nordea Bank Abp	2,080	24,373
France — 17.3%
Air Liquide SA	351	68,595
Airbus SE	291	47,823
Capgemini SE	170	35,692
Cie Generale des Etablissements Michelin SCA	1,461	56,112
Dassault Systemes SE	1,100	43,183
Engie SA * (a)	2,456	42,645
Legrand SA	482	49,560
L'Oreal SA	104	48,956
LVMH Moet Hennessy Louis Vuitton SE	120	98,479
Pernod Ricard SA	238	35,992
Safran SA	285	61,892
Societe Generale SA	1,082	29,140
TotalEnergies SE	942	68,362
Vinci SA (a)	510	59,795
		746,226
Germany — 5.8%
Allianz SE (Registered)	191	54,036
Deutsche Boerse AG	260	50,175
Deutsche Post AG	673	28,181
Infineon Technologies AG	1,148	39,842
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	114	50,095
SAP SE	160	28,891
		251,220
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — 1.8%
AIA Group Ltd.	6,076	44,504
Techtronic Industries Co. Ltd.	2,320	32,061
		76,565
Italy — 1.7%
UniCredit SpA	1,966	72,176
Japan — 21.8%
Ajinomoto Co., Inc.	554	20,576
Bridgestone Corp.	987	43,531
Daikin Industries Ltd.	318	43,445
Hitachi Ltd.	861	79,409
Hoya Corp.	448	51,953
ITOCHU Corp.	1,010	45,575
Keyence Corp.	174	76,652
Mitsubishi UFJ Financial Group, Inc.	5,082	50,627
Mitsui Fudosan Co. Ltd.	5,068	51,575
Nippon Telegraph & Telephone Corp.	56,840	61,368
Recruit Holdings Co. Ltd.	1,088	46,840
Shimano, Inc.	284	46,170
Shin-Etsu Chemical Co. Ltd.	1,806	69,912
Sony Group Corp.	815	67,353
Terumo Corp.	3,335	56,579
Tokio Marine Holdings, Inc.	2,737	86,513
Tokyo Electron Ltd.	205	44,900
		942,978
Macau — 0.4%
Sands China Ltd. *	7,577	17,871
Netherlands — 5.1%
ASML Holding NV	152	132,398
Heineken NV	355	34,593
Koninklijke KPN NV	14,307	51,993
		218,984
Singapore — 1.8%
DBS Group Holdings Ltd.	3,035	77,252
South Korea — 1.2%
Samsung Electronics Co. Ltd., GDR (b)	21	30,351
Samsung Electronics Co. Ltd., GDR (c)	15	20,679
		51,030
Spain — 1.4%
Industria de Diseno Textil SA (a)	1,341	61,048
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	47

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — 3.7%
Atlas Copco AB, Class A	2,870	50,271
Sandvik AB (a)	1,753	34,938
Svenska Handelsbanken AB, Class A	708	6,071
Volvo AB, Class B	2,733	69,570
		160,850
Switzerland — 1.2%
Cie Financiere Richemont SA (Registered)	364	50,374
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	373	51,163
United Kingdom — 12.3%
3i Group plc	2,326	83,113
AstraZeneca plc	663	100,338
Diageo plc	1,125	38,893
InterContinental Hotels Group plc	573	55,841
Lloyds Banking Group plc	94,743	61,146
London Stock Exchange Group plc	468	51,595
Next plc	369	41,401
RELX plc	1,689	69,444
SSE plc	1,464	30,420
		532,191
United States — 10.5%
BP plc	11,561	74,515
Ferguson plc	176	37,044
Nestle SA (Registered)	1,094	109,848
Sanofi SA (a)	574	56,728
Shell plc	3,888	138,225
Stellantis NV (a)	1,737	38,428
		454,788
Total Common Stocks (Cost $3,092,177)		4,236,847
Short-Term Investments — 5.5%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (d) (e)(Cost $47,063)	47,049	47,059
Investment of Cash Collateral from Securities Loaned — 4.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (d) (e)	170,983	171,000
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (d) (e)	19,140	19,140
Total Investment of Cash Collateral from Securities Loaned (Cost $190,140)		190,140
Total Short-Term Investments (Cost $237,203)		237,199
Total Investments — 103.5% (Cost $3,329,380)		4,474,046
Liabilities in Excess of Other Assets — (3.5)%		(151,607)
NET ASSETS — 100.0%		4,322,439

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $176,921.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan International Equity Funds	April 30, 2024

Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.1%
Pharmaceuticals	6.4
Oil, Gas & Consumable Fuels	6.3
Semiconductors & Semiconductor Equipment	6.0
Insurance	5.3
Machinery	4.2
Capital Markets	4.1
Beverages	3.7
Textiles, Apparel & Luxury Goods	3.3
Metals & Mining	3.3
Chemicals	3.1
Food Products	2.9
Professional Services	2.6
Diversified Telecommunication Services	2.5
Aerospace & Defense	2.5
Health Care Equipment & Supplies	2.4
Automobile Components	2.2
Trading Companies & Distributors	1.8
Industrial Conglomerates	1.8
Electronic Equipment, Instruments & Components	1.7
Hotels, Restaurants & Leisure	1.6
Software	1.6
Household Durables	1.5
Specialty Retail	1.4
Construction & Engineering	1.3
Real Estate Management & Development	1.2
Technology Hardware, Storage & Peripherals	1.1
Electrical Equipment	1.1
Personal Care Products	1.1
Leisure Products	1.0
Building Products	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	4.6
Short-Term Investments	5.3
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	49

JPMorgan International Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%
Australia — 1.8%
BHP Group Ltd.	1,009	27,869
Belgium — 1.8%
KBC Group NV	364	27,047
Canada — 5.7%
Alimentation Couche-Tard, Inc.	493	27,305
Canadian National Railway Co.	277	33,691
Intact Financial Corp.	161	26,482
		87,478
China — 6.9%
JD.com, Inc., ADR	687	19,852
Tencent Holdings Ltd.	1,543	67,703
Yum China Holdings, Inc.	480	17,510
		105,065
Denmark — 2.2%
Novo Nordisk A/S, Class B	259	33,146
France — 13.3%
Air Liquide SA	112	22,051
Cie Generale des Etablissements Michelin SCA	560	21,512
Dassault Systemes SE	585	22,965
Engie SA * (a)	1,263	21,922
LVMH Moet Hennessy Louis Vuitton SE	47	38,675
Safran SA	192	41,604
Vinci SA	293	34,304
		203,033
India — 1.3%
HDFC Bank Ltd., ADR	333	19,156
Indonesia — 1.6%
Bank Central Asia Tbk. PT	40,076	24,097
Italy — 1.7%
UniCredit SpA	695	25,501
Japan — 15.4%
Daikin Industries Ltd.	137	18,740
Hitachi Ltd.	258	23,840
Hoya Corp.	161	18,724
Keyence Corp.	56	24,407
Mitsubishi UFJ Financial Group, Inc.	2,450	24,404
Mitsui Fudosan Co. Ltd.	1,964	19,990
Shin-Etsu Chemical Co. Ltd.	738	28,563
Sony Group Corp.	295	24,382
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Terumo Corp.	1,136	19,270
Tokio Marine Holdings, Inc.	1,018	32,172
		234,492
Mexico — 1.3%
Wal-Mart de Mexico SAB de CV	5,125	19,100
Netherlands — 4.1%
ASML Holding NV	54	46,969
Heineken NV	156	15,229
		62,198
Singapore — 2.4%
DBS Group Holdings Ltd.	1,438	36,609
South Korea — 4.8%
Kia Corp.	203	17,218
Samsung Electronics Co. Ltd.	1,010	56,143
		73,361
Spain — 1.5%
Industria de Diseno Textil SA (a)	502	22,870
Sweden — 2.9%
Atlas Copco AB, Class A	1,459	25,554
Volvo AB, Class B	740	18,827
		44,381
Taiwan — 4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	511	70,118
United Kingdom — 10.1%
3i Group plc	1,013	36,197
Diageo plc	472	16,326
InterContinental Hotels Group plc	246	23,946
Lloyds Banking Group plc	59,457	38,372
RELX plc	928	38,179
		153,020
United States — 14.7%
BP plc	7,615	49,084
Ferguson plc	179	37,696
Linde plc (a)	69	30,166
Nestle SA (Registered)	376	37,790
Shell plc	1,933	68,722
		223,458
Total Common Stocks (Cost $1,164,318)		1,491,999
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.1%
Investment Companies — 1.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (b) (c)(Cost $22,305)	22,299	22,303
Investment of Cash Collateral from Securities Loaned — 2.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (b) (c)	35,396	35,400
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	4,436	4,436
Total Investment of Cash Collateral from Securities Loaned (Cost $39,836)		39,836
Total Short-Term Investments (Cost $62,141)		62,139
Total Investments — 102.2% (Cost $1,226,459)		1,554,138
Liabilities in Excess of Other Assets — (2.2)%		(32,789)
NET ASSETS — 100.0%		1,521,349

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $37,333.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Banks	12.6%
Oil, Gas & Consumable Fuels	7.6
Semiconductors & Semiconductor Equipment	7.5
Chemicals	5.2
Interactive Media & Services	4.3
Insurance	3.8
Technology Hardware, Storage & Peripherals	3.6
Consumer Staples Distribution & Retail	3.0
Machinery	2.8
Aerospace & Defense	2.7
Hotels, Restaurants & Leisure	2.7
Textiles, Apparel & Luxury Goods	2.5
Professional Services	2.5
Health Care Equipment & Supplies	2.4
Food Products	2.4
Trading Companies & Distributors	2.4
Capital Markets	2.3
Construction & Engineering	2.2
Ground Transportation	2.2
Pharmaceuticals	2.1
Beverages	2.0
Metals & Mining	1.8
Electronic Equipment, Instruments & Components	1.6
Household Durables	1.6
Industrial Conglomerates	1.5
Software	1.5
Specialty Retail	1.5
Multi-Utilities	1.4
Automobile Components	1.4
Real Estate Management & Development	1.3
Broadline Retail	1.3
Building Products	1.2
Automobiles	1.1
Short-Term Investments	4.0
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	51

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.0%
Australia — 6.0%
ANZ Group Holdings Ltd.	22	401
Aurizon Holdings Ltd.	27	66
BHP Group Ltd.	55	1,518
Brambles Ltd.	15	145
Commonwealth Bank of Australia	10	754
Dexus, REIT	16	74
Glencore plc	21	123
Goodman Group, REIT	35	704
GPT Group (The), REIT	35	94
Insurance Australia Group Ltd.	58	242
Macquarie Group Ltd.	4	432
Medibank Pvt Ltd.	105	240
Mirvac Group, REIT	122	160
National Australia Bank Ltd.	25	535
QBE Insurance Group Ltd.	38	437
Rio Tinto Ltd.	16	1,359
Rio Tinto plc	8	531
Santos Ltd.	84	411
Wesfarmers Ltd.	7	285
Westpac Banking Corp.	25	413
Woodside Energy Group Ltd.	7	118
Woolworths Group Ltd.	25	506
		9,548
Austria — 0.2%
Erste Group Bank AG	7	321
Belgium — 0.5%
Anheuser-Busch InBev SA	6	348
KBC Group NV (a)	5	413
		761
China — 0.5%
BOC Hong Kong Holdings Ltd.	99	303
Prosus NV	16	527
		830
Denmark — 3.6%
Carlsberg A/S, Class B (a)	5	717
Novo Nordisk A/S, Class B (a)	39	4,991
		5,708
Finland — 0.8%
Nokia OYJ (a)	30	108
Nordea Bank Abp (a)	95	1,103
		1,211
INVESTMENTS	SHARES (000)	VALUE ($000)

France — 12.5%
Air Liquide SA (a)	10	1,919
Airbus SE (a)	6	1,065
AXA SA	7	241
BNP Paribas SA (a)	18	1,278
Capgemini SE (a)	7	1,397
Cie Generale des Etablissements Michelin SCA	16	627
Dassault Systemes SE	8	305
Engie SA *	71	1,238
Kering SA (a)	1	247
Legrand SA	12	1,244
L'Oreal SA (a)	2	859
LVMH Moet Hennessy Louis Vuitton SE (a)	4	3,147
Orange SA	61	683
Pernod Ricard SA (a)	5	737
Safran SA (a)	7	1,532
Societe Generale SA (a)	28	753
TotalEnergies SE (a)	15	1,054
Vinci SA (a)	13	1,566
		19,892
Germany — 7.7%
adidas AG (a)	2	464
Allianz SE (Registered) (a)	8	2,227
BASF SE	2	80
Bayer AG (Registered) (a)	6	183
Brenntag SE (a)	2	129
Deutsche Post AG (a)	21	880
Deutsche Telekom AG (Registered) (a)	54	1,232
E.ON SE	36	483
Infineon Technologies AG (a)	31	1,090
Mercedes-Benz Group AG	4	289
Merck KGaA (a)	1	204
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	2	988
RWE AG (a)	21	728
SAP SE (a)	10	1,728
Siemens AG (Registered)	7	1,305
Symrise AG	1	91
Zalando SE * (b)	6	165
		12,266
Hong Kong — 1.4%
AIA Group Ltd.	114	833
CK Asset Holdings Ltd.	42	181
CLP Holdings Ltd.	10	79
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Hong Kong Exchanges & Clearing Ltd.	13	400
Link, REIT	18	77
Prudential plc	36	312
Sun Hung Kai Properties Ltd.	18	166
Techtronic Industries Co. Ltd.	15	214
		2,262
Ireland — 0.5%
Kingspan Group plc	6	535
Kingspan Group plc	3	284
		819
Italy — 1.3%
Enel SpA (a)	25	165
FinecoBank Banca Fineco SpA (a)	39	596
UniCredit SpA	34	1,236
		1,997
Japan — 22.3%
AGC, Inc.	5	196
Ajinomoto Co., Inc.	19	710
Asahi Group Holdings Ltd.	20	674
Asahi Kasei Corp.	29	201
Bridgestone Corp.	19	838
Central Japan Railway Co.	30	681
Daiichi Sankyo Co. Ltd.	35	1,165
Daikin Industries Ltd.	5	655
Daiwa House Industry Co. Ltd.	8	214
Denso Corp.	44	757
Dentsu Group, Inc.	22	606
Fuji Electric Co. Ltd.	4	255
Hitachi Ltd.	17	1,522
Honda Motor Co. Ltd.	13	152
Hoya Corp.	8	951
ITOCHU Corp.	27	1,196
Keyence Corp.	3	1,231
Komatsu Ltd.	2	72
Konami Group Corp.	6	368
Kyowa Kirin Co. Ltd.	24	406
Mitsubishi Corp.	68	1,564
Mitsubishi UFJ Financial Group, Inc.	56	554
Mitsui Fudosan Co. Ltd.	88	901
Murata Manufacturing Co. Ltd.	40	722
NIDEC Corp.	2	112
Nintendo Co. Ltd.	6	293
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Nippon Paint Holdings Co. Ltd.	13	81
Nippon Steel Corp.	6	137
Nippon Telegraph & Telephone Corp.	771	832
Nomura Research Institute Ltd.	15	358
ORIX Corp.	31	637
Osaka Gas Co. Ltd.	12	271
Otsuka Corp.	26	521
Pan Pacific International Holdings Corp.	7	169
Recruit Holdings Co. Ltd.	11	478
Renesas Electronics Corp.	21	346
Shimadzu Corp.	6	149
Shimano, Inc.	2	374
Shin-Etsu Chemical Co. Ltd.	34	1,308
Shionogi & Co. Ltd.	12	556
Shiseido Co. Ltd.	4	99
SoftBank Group Corp.	4	212
Sony Group Corp.	16	1,339
Sumitomo Electric Industries Ltd.	44	674
Sumitomo Metal Mining Co. Ltd.	14	474
Sumitomo Mitsui Financial Group, Inc.	26	1,483
Suzuki Motor Corp.	66	773
T&D Holdings, Inc.	40	646
Takeda Pharmaceutical Co. Ltd.	4	95
Terumo Corp.	51	862
Tokio Marine Holdings, Inc.	39	1,236
Tokyo Electron Ltd.	7	1,601
Toyota Motor Corp.	111	2,525
Yamato Holdings Co. Ltd.	23	305
		35,537
Macau — 0.1%
Sands China Ltd. *	58	138
Netherlands — 4.7%
Adyen NV * (a) (b)	—	260
ASML Holding NV (a)	5	4,196
Heineken NV	3	317
Koninklijke Ahold Delhaize NV (a)	13	391
Koninklijke KPN NV (a)	205	744
NN Group NV (a)	20	945
Wolters Kluwer NV	4	604
		7,457
Singapore — 1.1%
DBS Group Holdings Ltd.	37	930
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	53

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — continued
Oversea-Chinese Banking Corp. Ltd.	17	180
Sea Ltd., ADR *	3	211
United Overseas Bank Ltd.	16	353
		1,674
South Korea — 0.1%
Delivery Hero SE * (b)	3	91
Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	43	465
Banco Santander SA	307	1,492
Iberdrola SA	40	492
Industria de Diseno Textil SA (a)	17	793
		3,242
Sweden — 2.4%
Atlas Copco AB, Class A (a)	99	1,743
Sandvik AB	23	457
Skandinaviska Enskilda Banken AB, Class A	12	156
Volvo AB, Class B (a)	59	1,496
		3,852
Switzerland — 4.6%
Cie Financiere Richemont SA (Registered) (a)	7	941
Givaudan SA (Registered) (a)	—	209
Julius Baer Group Ltd. (a)	4	232
Lonza Group AG (Registered) (a)	2	1,272
Novartis AG (Registered) (a)	19	1,867
Sandoz Group AG * (a)	19	632
SGS SA (Registered)	6	548
Sika AG (Registered) (a)	1	196
UBS Group AG (Registered) (a)	19	492
Zurich Insurance Group AG (a)	2	962
		7,351
United Kingdom — 11.7%
3i Group plc (a)	43	1,524
AstraZeneca plc (a)	20	3,019
Barclays plc (a)	396	1,000
Berkeley Group Holdings plc (a)	13	765
British American Tobacco plc	16	467
Centrica plc	515	823
DCC plc	4	265
Diageo plc	29	1,000
HSBC Holdings plc (a)	150	1,299
InterContinental Hotels Group plc (a)	10	976
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Intertek Group plc	2	116
Lloyds Banking Group plc (a)	1,577	1,018
London Stock Exchange Group plc (a)	4	433
National Grid plc	18	230
Next plc	1	160
Reckitt Benckiser Group plc (a)	10	553
RELX plc (a)	45	1,865
SSE plc	40	830
Standard Chartered plc (a)	64	550
Taylor Wimpey plc (a)	112	184
Tesco plc	208	767
Unilever plc	16	842
		18,686
United States — 11.0%
BP plc (a)	351	2,261
CSL Ltd.	4	754
GSK plc	66	1,372
Nestle SA (Registered) (a)	36	3,553
Roche Holding AG (a)	10	2,349
Sanofi SA (a)	5	462
Schneider Electric SE (a)	9	2,095
Shell plc (a)	89	3,171
Stellantis NV (a)	65	1,445
		17,462
Total Common Stocks (Cost $112,311)		151,105
	NO. OF CONTRACTS
Options Purchased — 1.1%
Put Options Purchased — 1.1%
United States — 1.1%
MSCI EAFE Index
6/28/2024 at USD 2,200.00, European Style
Notional Amount: USD 157,129
Counterparty: Exchange-Traded * (Cost $978)	689	1,723
	SHARES (000)
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (c) (d)(Cost $4,111)	4,110	4,111
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan International Equity Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 98.7% (Cost $117,400)		156,939
Other Assets Less Liabilities — 1.3%		2,111
NET ASSETS — 100.0%		159,050

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Banks	11.2%
Pharmaceuticals	11.0
Insurance	5.9
Semiconductors & Semiconductor Equipment	4.6
Oil, Gas & Consumable Fuels	4.5
Automobiles	3.3
Textiles, Apparel & Luxury Goods	3.1
Food Products	2.7
Metals & Mining	2.6
Chemicals	2.6
Machinery	2.5
Beverages	2.4
Electrical Equipment	2.4
Professional Services	2.3
Capital Markets	2.2
Diversified Telecommunication Services	2.2
Industrial Conglomerates	2.0
Automobile Components	1.8
Trading Companies & Distributors	1.8
Multi-Utilities	1.8
Aerospace & Defense	1.7
Household Durables	1.5
IT Services	1.4
Electronic Equipment, Instruments & Components	1.3
Software	1.3
Health Care Equipment & Supplies	1.2
Personal Care Products	1.1
Index Funds	1.1
Building Products	1.1
Consumer Staples Distribution & Retail	1.1
Construction & Engineering	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	9.7
Short-Term Investments	2.6
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	55

JPMorgan International Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	15	06/20/2024	AUD	1,843	(50)
MSCI EAFE E-Mini Index	25	06/21/2024	USD	2,832	(65)
					(115)

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

Written Call Options Contracts as of April 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	689	USD 157,129	USD 2,475.00	6/28/2024	(136)
Written Put Options Contracts as of April 30, 2024 (amounts in thousands, except number of contracts):
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
MSCI EAFE Index	Exchange-Traded	689	USD 157,129	USD 1,850.00	6/28/2024	(69)
Total Written Options Contracts (Premiums Received $967)						(205)

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan International Equity Funds	April 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
ASSETS:
Investments in non-affiliates, at value	$535,887	$7,077,338	$1,921,882
Investments in affiliates, at value	1,527	20,059	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	3,142	—	11,474
Cash	464	2,515	1,465
Foreign currency, at value	271	3,301	367
Deposits at broker for futures contracts	472	—	—
Receivables:
Investment securities sold	8,506	45,606	1,011
Fund shares sold	814	5,104	5,365
Dividends from non-affiliates	3,716	6,120	3,002
Dividends from affiliates	26	161	31
Tax reclaims	1,991	374	58
Securities lending income (See Note 2.C.)	1	—	21
Total Assets	556,817	7,160,578	1,944,676
LIABILITIES:
Payables:
Investment securities purchased	1,340	21,748	3,911
Collateral received on securities loaned (See Note 2.C.)	3,142	—	11,474
Fund shares redeemed	879	15,363	12,685
Variation margin on futures contracts	54	—	—
Accrued liabilities:
Investment advisory fees	203	3,967	362
Administration fees	5	433	98
Distribution fees	50	90	—
Service fees	46	408	15
Custodian and accounting fees	13	625	345
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)
Deferred foreign capital gains tax	—	11,385	8,792
Other	3,758	630	89
Total Liabilities	9,490	54,649	37,771
Net Assets	$547,327	$7,105,929	$1,906,905

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	57

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
NET ASSETS:
Paid-in-Capital	$527,023	$6,318,370	$2,160,966
Total distributable earnings (loss)	20,304	787,559	(254,061)
Total Net Assets	$547,327	$7,105,929	$1,906,905
Net Assets:
Class A	$237,130	$341,959	$—
Class C	1,472	26,313	—
Class I	49,314	1,530,986	224,267
Class L	7,421	1,163,291	—
Class R2	634	518	—
Class R3	—	13,019	—
Class R4	—	2,921	—
Class R5	64	14,995	—
Class R6	251,292	4,011,927	1,682,638
Total	$547,327	$7,105,929	$1,906,905
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	16,959	11,764	—
Class C	108	947	—
Class I	3,419	51,351	14,073
Class L	518	38,727	—
Class R2	46	18	—
Class R3	—	452	—
Class R4	—	99	—
Class R5	4	499	—
Class R6	17,643	133,756	106,211
Net Asset Value (a):
Class A — Redemption price per share	$13.98	$29.07	$—
Class C — Offering price per share (b)	13.59	27.79	—
Class I — Offering and redemption price per share	14.42	29.81	15.94
Class L — Offering and redemption price per share	14.34	30.04	—
Class R2 — Offering and redemption price per share	13.72	28.60	—
Class R3 — Offering and redemption price per share	—	28.80	—
Class R4 — Offering and redemption price per share	—	29.67	—
Class R5 — Offering and redemption price per share	14.25	30.02	—
Class R6 — Offering and redemption price per share	14.24	29.99	15.84
Class A maximum sales charge	5.25%	5.25%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$14.75	$30.68	$—
Cost of investments in non-affiliates	$425,581	$5,450,465	$1,733,504
Cost of investments in affiliates	1,527	20,060	—
Cost of foreign currency	271	3,295	364
Investment securities on loan, at value (See Note 2.C.)	3,002	—	10,512
Cost of investment of cash collateral (See Note 2.C.)	3,142	—	11,475

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
ASSETS:
Investments in non-affiliates, at value	$483,864	$4,236,847	$1,491,999	$151,105
Investments in affiliates, at value	11,377	47,059	22,303	4,111
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	12,963	190,140	39,836	—
Options purchased, at value	—	—	—	1,723
Cash	839	430	45	858
Foreign currency, at value	404	225	— (a)	122
Deposits at broker for futures contracts	840	—	—	308
Receivables:
Investment securities sold	10,468	69,948	—	—
Fund shares sold	300	3,482	1,414	80
Dividends from non-affiliates	1,696	14,272	4,265	573
Dividends from affiliates	51	268	124	1
Tax reclaims	3,384	8,832	3,667	554
Securities lending income (See Note 2.C.)	— (a)	24	2	—
Total Assets	526,186	4,571,527	1,563,655	159,435
LIABILITIES:
Payables:
Investment securities purchased	1,578	54,985	—	—
Collateral received on securities loaned (See Note 2.C.)	12,963	190,140	39,836	—
Fund shares redeemed	64	1,679	1,475	51
Variation margin on futures contracts	141	—	—	44
Outstanding options written, at fair value	—	—	—	205
Accrued liabilities:
Investment advisory fees	256	1,567	630	15
Administration fees	32	130	11	—
Distribution fees	17	89	82	2
Service fees	38	199	160	30
Custodian and accounting fees	34	90	19	9
Other	96	209	93	29
Total Liabilities	15,219	249,088	42,306	385
Net Assets	$510,967	$4,322,439	$1,521,349	$159,050

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	59

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
NET ASSETS:
Paid-in-Capital	$508,825	$3,348,968	$1,351,600	$151,778
Total distributable earnings (loss)	2,142	973,471	169,749	7,272
Total Net Assets	$510,967	$4,322,439	$1,521,349	$159,050
Net Assets:
Class A	$78,557	$408,545	$357,719	$9,108
Class C	1,556	4,997	11,094	367
Class I	114,187	812,967	611,307	136,822
Class L	7,774	—	—	—
Class R2	—	3,483	2,061	—
Class R5	—	6,976	1,831	25
Class R6	308,893	3,085,471	537,337	12,728
Total	$510,967	$4,322,439	$1,521,349	$159,050
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,504	21,434	14,366	558
Class C	56	278	451	23
Class I	3,561	41,872	24,183	8,318
Class L	238	—	—	—
Class R2	—	182	83	—
Class R5	—	357	73	1
Class R6	9,557	158,388	21,252	772
Net Asset Value (a):
Class A — Redemption price per share	$31.38	$19.06	$24.90	$16.32
Class C — Offering price per share (b)	27.88	17.96	24.60	16.31
Class I — Offering and redemption price per share	32.07	19.42	25.28	16.45
Class L — Offering and redemption price per share	32.59	—	—	—
Class R2 — Offering and redemption price per share	—	19.11	24.69	—
Class R5 — Offering and redemption price per share	—	19.53	25.28	16.47
Class R6 — Offering and redemption price per share	32.32	19.48	25.28	16.48
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$33.12	$20.12	$26.28	$17.22
Cost of investments in non-affiliates	$376,957	$3,092,177	$1,164,318	$112,311
Cost of investments in affiliates	11,378	47,063	22,305	4,111
Cost of options purchased	—	—	—	978
Cost of foreign currency	404	229	— (c)	122
Investment securities on loan, at value (See Note 2.C.)	12,094	176,921	37,333	—
Cost of investment of cash collateral (See Note 2.C.)	12,963	190,140	39,836	—
Premiums received from options written	—	—	—	967

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
(c)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan International Equity Funds	April 30, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10	$3	$27
Interest income from affiliates	2	—	16
Dividend income from non-affiliates	12,014	82,039	22,724
Dividend income from affiliates	272	1,154	1,056
Income from securities lending (net) (See Note 2.C.)	2	—	61
Foreign taxes withheld (net)	(1,255)	(8,247)	(2,332)
Total investment income	11,045	74,949	21,552
EXPENSES:
Investment advisory fees	1,409	24,914	2,376
Administration fees	192	2,746	712
Distribution fees:
Class A	279	435	—
Class C	6	106	—
Class R2	1	1	—
Class R3	—	16	—
Service fees:
Class A	279	435	—
Class C	2	35	—
Class I	58	2,018	260
Class L	3	603	—
Class R2	1	1	—
Class R3	—	16	—
Class R4	—	4	—
Class R5	— (a)	8	—
Custodian and accounting fees	57	1,219	654
Interest expense to affiliates	— (a)	65	44
Professional fees	69	111	60
Trustees’ and Chief Compliance Officer’s fees	13	26	16
Printing and mailing costs	42	278	41
Registration and filing fees	67	52	28
Transfer agency fees (See Note 2.I.)	13	136	20
Other	10	44	15
Total expenses	2,501	33,269	4,226
Less fees waived	(540)	(1,052)	(798)
Less expense reimbursements	(3)	(72)	— (a)
Net expenses	1,958	32,145	3,428
Net investment income (loss)	9,087	42,804	18,124

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	61

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund	JPMorgan Emerging Markets Equity Fund	JPMorgan Emerging Markets Research Enhanced Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$4,501	$(202,268)(a)	$(38,195)(b)
Investments in affiliates	4	(26)	(4)
Futures contracts	471	—	(501)
Foreign currency transactions	80	10,821	(197)
Net realized gain (loss)	5,056	(191,473)	(38,897)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	72,349	1,029,996 (c)	249,147 (d)
Investments in affiliates	(3)	(4)	(4)
Futures contracts	319	—	1,177
Foreign currency translations	(12)	(11,685)	(4)
Change in net unrealized appreciation/depreciation	72,653	1,018,307	250,316
Net realized/unrealized gains (losses)	77,709	826,834	211,419
Change in net assets resulting from operations	$86,796	$869,638	$229,543

(a)
Net of foreign capital gains tax of $(11,816).
(b)
Net of foreign capital gains tax of $(1,273).
(c)
Net of change in foreign capital gains tax of $5,553.
(d)
Net of change in foreign capital gains tax of $(6,218).
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$311	$4	$—	$7
Interest income from affiliates	3	—	—	7
Dividend income from non-affiliates	7,819	63,464	20,881	2,468
Dividend income from affiliates	195	2,078	783	126
Income from securities lending (net) (See Note 2.C.)	12	309	24	—
Foreign taxes withheld (net)	(827)	(6,524)	(2,003)	(236)
Total investment income	7,513	59,331	19,685	2,372
EXPENSES:
Investment advisory fees	1,616	10,788	4,517	194
Administration fees	202	1,617	564	58
Distribution fees:
Class A	96	493	428	12
Class C	7	19	43	1
Class R2	—	8	5	—
Service fees:
Class A	96	493	428	12
Class C	2	6	14	—
Class I	136	1,001	749	176
Class L	4	—	—	—
Class R2	—	4	2	—
Class R5	—	3	1	—
Custodian and accounting fees	76	267	117	44
Interest expense to affiliates	34	23	6	3
Professional fees	76	78	47	48
Trustees’ and Chief Compliance Officer’s fees	13	21	15	12
Printing and mailing costs	8	118	53	17
Registration and filing fees	36	63	70	43
Transfer agency fees (See Note 2.I.)	11	56	37	2
Other	9	34	13	7
Total expenses	2,422	15,092	7,109	629
Less fees waived	(31)	(2,635)	(1,562)	(157)
Less expense reimbursements	— (a)	(3)	— (a)	(1)
Net expenses	2,391	12,454	5,547	471
Net investment income (loss)	5,122	46,877	14,138	1,901

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	63

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Europe Dynamic Fund	JPMorgan International Equity Fund	JPMorgan International Focus Fund	JPMorgan International Hedged Equity Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$37,943	$49,457	$20,453	$1,970
Investments in affiliates	— (a)	(2)	(3)	(2)
Options purchased	—	—	—	(3,003)
Futures contracts	775	—	—	545
Foreign currency transactions	(214)	(692)	(64)	(38)
Options written	—	—	—	(3,948)
Net realized gain (loss)	38,504	48,763	20,386	(4,476)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	62,154	598,535	193,117	20,798
Investments in affiliates	(2)	(13)	(8)	— (a)
Options purchased	—	—	—	(147)
Futures contracts	(71)	—	—	60
Foreign currency translations	(5)	(268)	(92)	(17)
Options written	—	—	—	(337)
Change in net unrealized appreciation/depreciation	62,076	598,254	193,017	20,357
Net realized/unrealized gains (losses)	100,580	647,017	213,403	15,881
Change in net assets resulting from operations	$105,702	$693,894	$227,541	$17,782

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan International Equity Funds	April 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,087	$20,049	$42,804	$71,043
Net realized gain (loss)	5,056	189	(191,473)	(228,393)
Change in net unrealized appreciation/depreciation	72,653	57,051	1,018,307	942,928
Change in net assets resulting from operations	86,796	77,289	869,638	785,578
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,586)	(6,454)	(4,482)	(384)
Class C	(69)	(62)	(208)	—
Class I	(2,239)	(1,187)	(24,555)	(7,387)
Class L	(352)	(233)	(19,418)	(7,477)
Class R2	(26)	(18)	(5)	—
Class R3	—	—	(162)	(23)
Class R4	—	—	(40)	(12)
Class R5	(3)	(1)	(239)	(79)
Class R6	(11,620)	(7,227)	(70,543)	(27,239)
Total distributions to shareholders	(24,895)	(15,182)	(119,652)	(42,601)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	26,167	39,275	(724,771)	(817,259)
NET ASSETS:
Change in net assets	88,068	101,382	25,215	(74,282)
Beginning of period	459,259	357,877	7,080,714	7,154,996
End of period	$547,327	$459,259	$7,105,929	$7,080,714
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	65

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$18,124	$53,489	$5,122	$12,917
Net realized gain (loss)	(38,897)	(132,105)	38,504	18,187
Change in net unrealized appreciation/depreciation	250,316	468,963	62,076	49,767
Change in net assets resulting from operations	229,543	390,347	105,702	80,871
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	—	(2,268)	(540)
Class C	—	—	(37)	(9)
Class I	(6,247)	(5,178)	(3,418)	(865)
Class L	—	—	(249)	(134)
Class R6	(53,977)	(62,562)	(11,541)	(4,738)
Total distributions to shareholders	(60,224)	(67,740)	(17,513)	(6,286)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	37,255	(1,272,844)	(75,897)	(115,491)
NET ASSETS:
Change in net assets	206,574	(950,237)	12,292	(40,906)
Beginning of period	1,700,331	2,650,568	498,675	539,581
End of period	$1,906,905	$1,700,331	$510,967	$498,675
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$46,877	$98,980	$14,138	$26,199
Net realized gain (loss)	48,763	27,467	20,386	22,983
Change in net unrealized appreciation/depreciation	598,254	469,105	193,017	118,909
Change in net assets resulting from operations	693,894	595,552	227,541	168,091
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,909)	(8,012)	(6,062)	(8,789)
Class C	(77)	(129)	(125)	(418)
Class I	(18,124)	(14,197)	(11,800)	(18,427)
Class R2	(4)	(395)	(29)	(49)
Class R5	(165)	(260)	(41)	(141)
Class R6	(75,777)	(91,479)	(11,847)	(17,325)
Total distributions to shareholders	(102,056)	(114,472)	(29,904)	(45,149)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(215,646)	(346,023)	(21,675)	127,664
NET ASSETS:
Change in net assets	376,192	135,057	175,962	250,606
Beginning of period	3,946,247	3,811,190	1,345,387	1,094,781
End of period	$4,322,439	$3,946,247	$1,521,349	$1,345,387
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	67

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,901	$3,570
Net realized gain (loss)	(4,476)	(23,017)
Change in net unrealized appreciation/depreciation	20,357	32,259
Change in net assets resulting from operations	17,782	12,812
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(226)	(227)
Class C	(6)	(3)
Class I	(3,962)	(3,209)
Class R5	— (a)	(1)
Class R6	(49)	(9)
Total distributions to shareholders	(4,243)	(3,449)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	683	(25,742)
NET ASSETS:
Change in net assets	14,222	(16,379)
Beginning of period	144,828	161,207
End of period	$159,050	$144,828

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,498	$39,701	$24,328	$49,794
Distributions reinvested	10,508	6,407	4,367	374
Cost of shares redeemed	(19,768)	(32,052)	(54,015)	(115,132)
Change in net assets resulting from Class A capital transactions	8,238	14,056	(25,320)	(64,964)
Class C
Proceeds from shares issued	35	544	230	499
Distributions reinvested	59	55	197	—
Cost of shares redeemed	(456)	(1,076)	(5,785)	(12,031)
Change in net assets resulting from Class C capital transactions	(362)	(477)	(5,358)	(11,532)
Class I
Proceeds from shares issued	4,032	23,110	136,836	467,480
Distributions reinvested	2,218	1,171	22,774	6,911
Cost of shares redeemed	(5,331)	(15,875)	(408,062)	(935,975)
Change in net assets resulting from Class I capital transactions	919	8,406	(248,452)	(461,584)
Class L
Proceeds from shares issued	599	400	108,035	301,774
Distributions reinvested	332	218	18,145	7,297
Cost of shares redeemed	(575)	(829)	(284,269)	(533,564)
Change in net assets resulting from Class L capital transactions	356	(211)	(158,089)	(224,493)
Class R2
Proceeds from shares issued	36	57	68	84
Distributions reinvested	26	18	5	—
Cost of shares redeemed	(10)	(98)	(80)	(59)
Change in net assets resulting from Class R2 capital transactions	52	(23)	(7)	25
Class R3
Proceeds from shares issued	—	—	1,767	3,593
Distributions reinvested	—	—	49	9
Cost of shares redeemed	—	—	(1,636)	(4,480)
Change in net assets resulting from Class R3 capital transactions	—	—	180	(878)
Class R4
Proceeds from shares issued	—	—	300	652
Distributions reinvested	—	—	40	12
Cost of shares redeemed	—	—	(213)	(892)
Change in net assets resulting from Class R4 capital transactions	—	—	127	(228)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	69

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$5	$362	$1,415	$2,981
Distributions reinvested	3	1	224	74
Cost of shares redeemed	(1)	(358)	(1,718)	(3,422)
Change in net assets resulting from Class R5 capital transactions	7	5	(79)	(367)
Class R6
Proceeds from shares issued	35,385	63,520	345,460	1,056,765
Distributions reinvested	11,565	7,192	64,168	24,824
Cost of shares redeemed	(29,993)	(53,193)	(697,401)	(1,134,827)
Change in net assets resulting from Class R6 capital transactions	16,957	17,519	(287,773)	(53,238)
Total change in net assets resulting from capital transactions	$26,167	$39,275	$(724,771)	$(817,259)
SHARE TRANSACTIONS:
Class A
Issued	1,311	3,205	857	1,761
Reinvested	822	558	156	14
Redeemed	(1,487)	(2,596)	(1,897)	(4,143)
Change in Class A Shares	646	1,167	(884)	(2,368)
Class C
Issued	2	45	9	19
Reinvested	5	5	7	—
Redeemed	(35)	(89)	(212)	(453)
Change in Class C Shares	(28)	(39)	(196)	(434)
Class I
Issued	293	1,769	4,699	16,052
Reinvested	168	99	795	248
Redeemed	(390)	(1,260)	(14,012)	(32,869)
Change in Class I Shares	71	608	(8,518)	(16,569)
Class L
Issued	46	31	3,688	10,413
Reinvested	25	19	629	260
Redeemed	(42)	(65)	(9,671)	(18,534)
Change in Class L Shares	29	(15)	(5,354)	(7,861)
Class R2
Issued	3	5	3	3
Reinvested	2	1	— (a)	—
Redeemed	(1)	(8)	(3)	(2)
Change in Class R2 Shares	4	(2)	— (a)	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan Developed International Value Fund		JPMorgan Emerging Markets Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class R3
Issued	—	—	63	130
Reinvested	—	—	2	— (a)
Redeemed	—	—	(58)	(158)
Change in Class R3 Shares	—	—	7	(28)
Class R4
Issued	—	—	10	23
Reinvested	—	—	2	— (a)
Redeemed	—	—	(7)	(31)
Change in Class R4 Shares	—	—	5	(8)
Class R5
Issued	— (a)	29	47	104
Reinvested	— (a)	— (a)	8	2
Redeemed	— (a)	(28)	(57)	(119)
Change in Class R5 Shares	— (a)	1	(2)	(13)
Class R6
Issued	2,612	5,048	11,744	36,434
Reinvested	890	617	2,227	885
Redeemed	(2,206)	(4,205)	(23,702)	(38,849)
Change in Class R6 Shares	1,296	1,460	(9,731)	(1,530)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	71

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$2,221	$6,826
Distributions reinvested	—	—	2,182	515
Cost of shares redeemed	—	—	(6,480)	(11,643)
Change in net assets resulting from Class A capital transactions	—	—	(2,077)	(4,302)
Class C
Proceeds from shares issued	—	—	25	179
Distributions reinvested	—	—	36	8
Cost of shares redeemed	—	—	(1,074)	(3,875)
Change in net assets resulting from Class C capital transactions	—	—	(1,013)	(3,688)
Class I
Proceeds from shares issued	74,303	142,869	9,244	26,400
Distributions reinvested	6,247	5,178	3,221	833
Cost of shares redeemed	(29,087)	(181,191)	(14,032)	(22,983)
Change in net assets resulting from Class I capital transactions	51,463	(33,144)	(1,567)	4,250
Class L
Proceeds from shares issued	—	—	255	1,271
Distributions reinvested	—	—	243	133
Cost of shares redeemed	—	—	(1,126)	(12,365)
Change in net assets resulting from Class L capital transactions	—	—	(628)	(10,961)
Class R6
Proceeds from shares issued	206,006	349,883	2,912	17,717
Distributions reinvested	53,457	62,082	11,541	4,738
Cost of shares redeemed	(273,671)	(1,651,665)	(85,065)	(123,245)
Change in net assets resulting from Class R6 capital transactions	(14,208)	(1,239,700)	(70,612)	(100,790)
Total change in net assets resulting from capital transactions	$37,255	$(1,272,844)	$(75,897)	$(115,491)
SHARE TRANSACTIONS:
Class A
Issued	—	—	74	246
Reinvested	—	—	75	20
Redeemed	—	—	(215)	(420)
Change in Class A Shares	—	—	(66)	(154)
Class C
Issued	—	—	1	8
Reinvested	—	—	1	— (a)
Redeemed	—	—	(41)	(157)
Change in Class C Shares	—	—	(39)	(149)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan Emerging Markets Research Enhanced Equity Fund		JPMorgan Europe Dynamic Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	4,806	9,263	293	944
Reinvested	415	352	108	32
Redeemed	(1,889)	(11,731)	(455)	(816)
Change in Class I Shares	3,332	(2,116)	(54)	160
Class L
Issued	—	—	8	44
Reinvested	—	—	8	5
Redeemed	—	—	(36)	(425)
Change in Class L Shares	—	—	(20)	(376)
Class R6
Issued	13,321	22,884	101	615
Reinvested	3,573	4,243	385	179
Redeemed	(17,907)	(106,683)	(2,632)	(4,260)
Change in Class R6 Shares	(1,013)	(79,556)	(2,146)	(3,466)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	73

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$30,552	$67,059	$37,691	$85,790
Distributions reinvested	7,875	7,969	6,030	8,751
Cost of shares redeemed	(34,858)	(64,229)	(30,480)	(56,112)
Change in net assets resulting from Class A capital transactions	3,569	10,799	13,241	38,429
Class C
Proceeds from shares issued	351	867	545	783
Distributions reinvested	76	128	125	416
Cost of shares redeemed	(949)	(3,245)	(3,412)	(4,802)
Change in net assets resulting from Class C capital transactions	(522)	(2,250)	(2,742)	(3,603)
Class I
Proceeds from shares issued	106,218	416,410	70,600	250,192
Distributions reinvested	18,106	14,180	11,004	17,200
Cost of shares redeemed	(156,348)	(262,107)	(89,380)	(212,800)
Change in net assets resulting from Class I capital transactions	(32,024)	168,483	(7,776)	54,592
Class R2
Proceeds from shares issued	553	2,493	572	289
Distributions reinvested	4	395	29	49
Cost of shares redeemed	(461)	(19,975)	(69)	(671)
Change in net assets resulting from Class R2 capital transactions	96	(17,087)	532	(333)
Class R5
Proceeds from shares issued	483	2,351	151	1,963
Distributions reinvested	153	248	41	141
Cost of shares redeemed	(1,165)	(5,489)	(459)	(2,731)
Change in net assets resulting from Class R5 capital transactions	(529)	(2,890)	(267)	(627)
Class R6
Proceeds from shares issued	167,108	686,025	48,097	139,198
Distributions reinvested	74,307	89,967	11,840	17,306
Cost of shares redeemed	(427,651)	(1,279,070)	(84,600)	(117,298)
Change in net assets resulting from Class R6 capital transactions	(186,236)	(503,078)	(24,663)	39,206
Total change in net assets resulting from capital transactions	$(215,646)	$(346,023)	$(21,675)	$127,664
SHARE TRANSACTIONS:
Class A
Issued	1,643	3,846	1,562	3,784
Reinvested	437	496	255	414
Redeemed	(1,885)	(3,730)	(1,257)	(2,509)
Change in Class A Shares	195	612	560	1,689
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan International Equity Fund		JPMorgan International Focus Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class C
Issued	19	54	23	36
Reinvested	5	8	5	20
Redeemed	(54)	(200)	(146)	(216)
Change in Class C Shares	(30)	(138)	(118)	(160)
Class I
Issued	5,644	23,602	2,879	11,292
Reinvested	986	867	460	803
Redeemed	(8,366)	(15,035)	(3,638)	(9,427)
Change in Class I Shares	(1,736)	9,434	(299)	2,668
Class R2
Issued	30	147	24	13
Reinvested	— (a)	25	1	2
Redeemed	(25)	(1,148)	(3)	(30)
Change in Class R2 Shares	5	(976)	22	(15)
Class R5
Issued	25	134	6	94
Reinvested	8	15	2	6
Redeemed	(62)	(314)	(18)	(116)
Change in Class R5 Shares	(29)	(165)	(10)	(16)
Class R6
Issued	8,830	39,222	1,938	6,016
Reinvested	4,038	5,486	495	808
Redeemed	(22,592)	(72,782)	(3,337)	(5,088)
Change in Class R6 Shares	(9,724)	(28,074)	(904)	1,736

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	75

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$456	$7,217
Distributions reinvested	226	227
Cost of shares redeemed	(1,530)	(2,755)
Change in net assets resulting from Class A capital transactions	(848)	4,689
Class C
Proceeds from shares issued	110	106
Distributions reinvested	6	3
Cost of shares redeemed	(36)	(95)
Change in net assets resulting from Class C capital transactions	80	14
Class I
Proceeds from shares issued	24,571	56,484
Distributions reinvested	3,288	2,765
Cost of shares redeemed	(37,288)	(91,013)
Change in net assets resulting from Class I capital transactions	(9,429)	(31,764)
Class R5
Distributions reinvested	— (a)	— (a)
Change in net assets resulting from Class R5 capital transactions	— (a)	— (a)
Class R6
Proceeds from shares issued	11,309	1,437
Distributions reinvested	49	9
Cost of shares redeemed	(478)	(127)
Change in net assets resulting from Class R6 capital transactions	10,880	1,319
Total change in net assets resulting from capital transactions	$683	$(25,742)
SHARE TRANSACTIONS:
Class A
Issued	28	489
Reinvested	15	16
Redeemed	(97)	(180)
Change in Class A Shares	(54)	325
Class C
Issued	7	8
Reinvested	— (a)	— (a)
Redeemed	(2)	(7)
Change in Class C Shares	5	1

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan International Equity Funds	April 30, 2024

	JPMorgan International Hedged Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class I
Issued	1,536	3,657
Reinvested	210	192
Redeemed	(2,333)	(6,004)
Change in Class I Shares	(587)	(2,155)
Class R5
Reinvested	— (a)	— (a)
Change in Class R5 Shares	— (a)	— (a)
Class R6
Issued	690	92
Reinvested	3	— (a)
Redeemed	(29)	(8)
Change in Class R6 Shares	664	84

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	77

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$12.37	$0.21	$2.05	$2.26	$(0.65)
Year Ended October 31, 2023	10.57	0.53 (f)	1.70	2.23	(0.43)
Year Ended October 31, 2022	13.46	0.44	(2.72)	(2.28)	(0.61)
Year Ended October 31, 2021	9.46	0.43 (g)	3.89	4.32	(0.32)
Year Ended October 31, 2020	12.22	0.28	(2.55)	(2.27)	(0.49)
Year Ended October 31, 2019	12.44	0.44	(0.20)	0.24	(0.46)
Class C
Six Months Ended April 30, 2024 (Unaudited)	11.99	0.17	1.99	2.16	(0.56)
Year Ended October 31, 2023	10.23	0.46 (f)	1.65	2.11	(0.35)
Year Ended October 31, 2022	13.02	0.35	(2.62)	(2.27)	(0.52)
Year Ended October 31, 2021	9.14	0.33 (g)	3.79	4.12	(0.24)
Year Ended October 31, 2020	11.81	0.21	(2.47)	(2.26)	(0.41)
Year Ended October 31, 2019	12.02	0.36	(0.18)	0.18	(0.39)
Class I
Six Months Ended April 30, 2024 (Unaudited)	12.76	0.25	2.09	2.34	(0.68)
Year Ended October 31, 2023	10.88	0.58 (f)	1.75	2.33	(0.45)
Year Ended October 31, 2022	13.84	0.49	(2.81)	(2.32)	(0.64)
Year Ended October 31, 2021	9.72	0.47 (g)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.54	0.31	(2.61)	(2.30)	(0.52)
Year Ended October 31, 2019	12.76	0.48	(0.20)	0.28	(0.50)
Class L
Six Months Ended April 30, 2024 (Unaudited)	12.69	0.25	2.09	2.34	(0.69)
Year Ended October 31, 2023	10.83	0.59 (f)	1.74	2.33	(0.47)
Year Ended October 31, 2022	13.78	0.49	(2.79)	(2.30)	(0.65)
Year Ended October 31, 2021	9.66	0.47 (g)	3.99	4.46	(0.34)
Year Ended October 31, 2020	12.47	0.30	(2.58)	(2.28)	(0.53)
Year Ended October 31, 2019	12.70	0.46	(0.17)	0.29	(0.52)
Class R2
Six Months Ended April 30, 2024 (Unaudited)	12.14	0.20	1.99	2.19	(0.61)
Year Ended October 31, 2023	10.37	0.48 (f)	1.68	2.16	(0.39)
Year Ended October 31, 2022	13.22	0.40	(2.68)	(2.28)	(0.57)
Year Ended October 31, 2021	9.29	0.39 (g)	3.82	4.21	(0.28)
Year Ended October 31, 2020	11.96	0.24	(2.51)	(2.27)	(0.40)
Year Ended October 31, 2019	12.20	0.40	(0.20)	0.20	(0.44)
Class R5
Six Months Ended April 30, 2024 (Unaudited)	12.62	0.26	2.04	2.30	(0.67)
Year Ended October 31, 2023	10.75	0.71 (f)	1.63	2.34	(0.47)
Year Ended October 31, 2022	13.67	0.52	(2.80)	(2.28)	(0.64)
Year Ended October 31, 2021	9.60	0.41 (g)	4.02	4.43	(0.36)
Year Ended October 31, 2020	12.40	0.33	(2.59)	(2.26)	(0.54)
Year Ended October 31, 2019	12.65	0.49	(0.21)	0.28	(0.53)
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$13.98	18.73%	$237,130	0.99%	3.24%	1.23%	26%
12.37	21.38	201,868	0.99	4.29 (f)	1.26	34
10.57	(17.56)	160,039	0.98	3.71	1.23	26
13.46	46.20	187,774	1.00	3.39 (g)	1.24	33
9.46	(19.51)	125,744	1.00	2.66	1.26	59
12.22	2.30	181,458	1.00	3.69	1.28	61

13.59	18.41	1,472	1.48	2.68	1.79	26
11.99	20.89	1,631	1.49	3.83 (f)	1.80	34
10.23	(18.04)	1,791	1.49	3.01	1.76	26
13.02	45.54	3,923	1.50	2.70 (g)	1.77	33
9.14	(19.94)	4,202	1.50	2.07	1.78	59
11.81	1.82	9,358	1.50	3.15	1.80	61

14.42	18.84	49,314	0.74	3.61	0.98	26
12.76	21.77	42,728	0.74	4.52 (f)	1.01	34
10.88	(17.38)	29,816	0.73	4.00	0.98	26
13.84	46.51	39,188	0.75	3.58 (g)	0.99	33
9.72	(19.31)	26,805	0.75	2.88	1.02	59
12.54	2.56	45,503	0.75	3.91	1.03	61

14.34	18.96	7,421	0.65	3.69	0.83	26
12.69	21.83	6,205	0.65	4.65 (f)	0.86	34
10.83	(17.31)	5,451	0.63	4.04	0.83	26
13.78	46.77	7,042	0.66	3.66 (g)	0.84	33
9.66	(19.25)	5,585	0.65	2.72	0.85	59
12.47	2.69	30,256	0.65	3.81	0.87	61

13.72	18.49	634	1.30	3.10	1.63	26
12.14	21.16	511	1.29	3.98 (f)	1.60	34
10.37	(17.88)	454	1.28	3.41	1.58	26
13.22	45.84	514	1.30	3.14 (g)	1.59	33
9.29	(19.74)	412	1.30	2.27	1.61	59
11.96	2.00	722	1.30	3.47	1.69	61

14.25	18.74	64	0.65	3.80	0.84	26
12.62	22.09	49	0.65	5.63 (f)	0.86	34
10.75	(17.31)	29	0.63	4.23	0.83	26
13.67	46.74	67	0.65	3.24 (g)	0.85	33
9.60	(19.26)	77	0.65	3.13	0.86	59
12.40	2.64	88	0.65	4.08	0.87	61
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	79

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Developed International Value Fund (continued)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	$12.62	$0.26	$2.06	$2.32	$(0.70)
Year Ended October 31, 2023	10.77	0.60 (f)	1.73	2.33	(0.48)
Year Ended October 31, 2022	13.71	0.50	(2.77)	(2.27)	(0.67)
Year Ended October 31, 2021	9.62	0.49 (g)	3.97	4.46	(0.37)
Year Ended October 31, 2020	12.43	0.34	(2.60)	(2.26)	(0.55)
Year Ended October 31, 2019	12.67	0.51	(0.21)	0.30	(0.54)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Had the Fund not received these proceeds, the net investment income (loss) per share would have been $0.46, $0.39, $0.51, $0.52, $0.41, $0.64 and $0.53 for Class A, Class C, Class I, Class L, Class R2, Class R5
and Class R6, respectively, and the net investment income (loss) ratios would have been 3.73%, 3.27%, 3.96%, 4.09%, 3.42%, 5.07% and 4.20% for Class A,
Class C, Class I, Class L, Class R2, Class R5 and Class R6, respectively.

(g)
Reflects income from foreign withholding tax claims, including related interest income, less IRS compliance fees. Without these proceeds, the net investment income (loss) per share would have been $0.38, $0.28, $0.42, $0.41, $0.34, $0.35 and $0.44 for Class A, Class C, Class I, Class L, Class R2, Class R5, and Class R6,
respectively, and the net investment income (loss) ratios would have been 3.00%, 2.26%, 3.19%, 3.23%, 2.72%, 2.80% and 3.44% for Class A, Class C, Class I,
Class L, Class R2, Class R5, and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$14.24	18.94%	$251,292	0.55%	3.84%	0.73%	26%
12.62	21.99	206,267	0.54	4.76 (f)	0.76	34
10.77	(17.23)	160,297	0.52	4.19	0.72	26
13.71	46.99	158,191	0.55	3.83 (g)	0.73	33
9.62	(19.22)	105,039	0.55	3.18	0.76	59
12.43	2.83	125,887	0.55	4.22	0.77	61
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	81

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$26.20	$0.12	$3.11	$3.23	$(0.36)	$—	$(0.36)
Year Ended October 31, 2023	23.85	0.15	2.23	2.38	(0.03)	—	(0.03)
Year Ended October 31, 2022	40.54	0.06	(15.42)	(15.36)	(0.07)	(1.26)	(1.33)
Year Ended October 31, 2021	36.44	(0.14)	4.24	4.10	—	—	—
Year Ended October 31, 2020	30.07	(0.02)	6.56	6.54	(0.17)	—	(0.17)
Year Ended October 31, 2019	23.84	0.19	6.16	6.35	(0.12)	—	(0.12)
Class C
Six Months Ended April 30, 2024 (Unaudited)	24.97	0.04	2.97	3.01	(0.19)	—	(0.19)
Year Ended October 31, 2023	22.82	—	2.15	2.15	—	—	—
Year Ended October 31, 2022	38.96	(0.10)	(14.78)	(14.88)	—	(1.26)	(1.26)
Year Ended October 31, 2021	35.20	(0.34)	4.10	3.76	—	—	—
Year Ended October 31, 2020	29.07	(0.18)	6.35	6.17	(0.04)	—	(0.04)
Year Ended October 31, 2019	23.08	0.04	5.98	6.02	(0.03)	—	(0.03)
Class I
Six Months Ended April 30, 2024 (Unaudited)	26.90	0.15	3.19	3.34	(0.43)	—	(0.43)
Year Ended October 31, 2023	24.48	0.22	2.30	2.52	(0.10)	—	(0.10)
Year Ended October 31, 2022	41.60	0.12	(15.81)	(15.69)	(0.17)	(1.26)	(1.43)
Year Ended October 31, 2021	37.34	(0.04)	4.34	4.30	(0.04)	—	(0.04)
Year Ended October 31, 2020	30.79	0.05	6.75	6.80	(0.25)	—	(0.25)
Year Ended October 31, 2019	24.45	0.27	6.29	6.56	(0.22)	—	(0.22)
Class L
Six Months Ended April 30, 2024 (Unaudited)	27.11	0.17	3.22	3.39	(0.46)	—	(0.46)
Year Ended October 31, 2023	24.70	0.26	2.30	2.56	(0.15)	—	(0.15)
Year Ended October 31, 2022	41.96	0.17	(15.95)	(15.78)	(0.22)	(1.26)	(1.48)
Year Ended October 31, 2021	37.64	0.01	4.37	4.38	(0.06)	—	(0.06)
Year Ended October 31, 2020	31.03	0.08	6.80	6.88	(0.27)	—	(0.27)
Year Ended October 31, 2019	24.63	0.29	6.35	6.64	(0.24)	—	(0.24)
Class R2
Six Months Ended April 30, 2024 (Unaudited)	25.76	0.07	3.06	3.13	(0.29)	—	(0.29)
Year Ended October 31, 2023	23.49	0.07	2.20	2.27	—	—	—
Year Ended October 31, 2022	39.99	(0.02)	(15.22)	(15.24)	—	(1.26)	(1.26)
Year Ended October 31, 2021	36.06	(0.26)	4.19	3.93	—	—	—
Year Ended October 31, 2020	29.78	(0.13)	6.52	6.39	(0.11)	—	(0.11)
Year Ended October 31, 2019	23.73	0.08	6.13	6.21	(0.16)	—	(0.16)
Class R3
Six Months Ended April 30, 2024 (Unaudited)	25.97	0.11	3.08	3.19	(0.36)	—	(0.36)
Year Ended October 31, 2023	23.67	0.13	2.22	2.35	(0.05)	—	(0.05)
Year Ended October 31, 2022	40.30	0.06	(15.32)	(15.26)	(0.11)	(1.26)	(1.37)
Year Ended October 31, 2021	36.25	(0.15)	4.20	4.05	—	—	—
Year Ended October 31, 2020	29.96	(0.05)	6.55	6.50	(0.21)	—	(0.21)
Year Ended October 31, 2019	23.78	0.25	6.06	6.31	(0.13)	—	(0.13)
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$29.07	12.39%	$341,959	1.24%	0.82%	1.31%	16%
26.20	9.96	331,397	1.24	0.52	1.31	29
23.85	(39.06)	358,077	1.25	0.19	1.33	18
40.54	11.25	702,288	1.24	(0.33)	1.30	25
36.44	21.84	578,112	1.24	(0.06)	1.33	15
30.07	26.77	524,357	1.24	0.69	1.47	34

27.79	12.09	26,313	1.74	0.29	1.82	16
24.97	9.42	28,563	1.74	(0.01)	1.82	29
22.82	(39.36)	35,997	1.75	(0.35)	1.83	18
38.96	10.68	82,409	1.74	(0.83)	1.80	25
35.20	21.24	72,364	1.74	(0.58)	1.83	15
29.07	26.12	56,830	1.74	0.15	1.98	34

29.81	12.48	1,530,986	0.99	1.05	1.06	16
26.90	10.29	1,610,205	0.99	0.77	1.06	29
24.48	(38.92)	1,871,401	1.00	0.37	1.07	18
41.60	11.51	4,753,438	0.99	(0.09)	1.05	25
37.34	22.19	4,016,180	0.99	0.15	1.07	15
30.79	27.04	1,725,882	0.99	0.94	1.21	34

30.04	12.59	1,163,291	0.89	1.15	0.91	16
27.11	10.35	1,195,188	0.89	0.88	0.91	29
24.70	(38.84)	1,282,832	0.90	0.53	0.92	18
41.96	11.63	2,598,326	0.89	0.02	0.90	25
37.64	22.29	1,877,489	0.89	0.25	0.92	15
31.03	27.20	926,781	0.89	1.00	1.06	34

28.60	12.20	518	1.54	0.53	1.91	16
25.76	9.66	471	1.54	0.26	1.84	29
23.49	(39.24)	407	1.55	(0.07)	1.83	18
39.99	10.90	585	1.54	(0.63)	1.78	25
36.06	21.51	414	1.54	(0.41)	2.00	15
29.78	26.35	145	1.54	0.31	2.26	34

28.80	12.34	13,019	1.29	0.80	1.31	16
25.97	9.91	11,548	1.29	0.47	1.31	29
23.67	(39.08)	11,182	1.30	0.19	1.32	18
40.30	11.17	14,918	1.29	(0.36)	1.30	25
36.25	21.80	5,797	1.29	(0.15)	1.33	15
29.96	26.67	2,151	1.29	0.90	1.49	34
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	83

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Equity Fund (continued)
Class R4
Six Months Ended April 30, 2024 (Unaudited)	$26.77	$0.15	$3.17	$3.32	$(0.42)	$—	$(0.42)
Year Ended October 31, 2023	24.39	0.21	2.28	2.49	(0.11)	—	(0.11)
Year Ended October 31, 2022	41.45	0.13	(15.77)	(15.64)	(0.16)	(1.26)	(1.42)
Year Ended October 31, 2021	37.20	(0.05)	4.32	4.27	(0.02)	—	(0.02)
Year Ended October 31, 2020	30.68	0.04	6.70	6.74	(0.22)	—	(0.22)
Year Ended October 31, 2019	24.42	0.27	6.25	6.52	(0.26)	—	(0.26)
Class R5
Six Months Ended April 30, 2024 (Unaudited)	27.10	0.17	3.22	3.39	(0.47)	—	(0.47)
Year Ended October 31, 2023	24.69	0.26	2.31	2.57	(0.16)	—	(0.16)
Year Ended October 31, 2022	41.88	0.18	(15.96)	(15.78)	(0.15)	(1.26)	(1.41)
Year Ended October 31, 2021	37.56	0.01	4.36	4.37	(0.05)	—	(0.05)
Year Ended October 31, 2020	30.96	0.08	6.78	6.86	(0.26)	—	(0.26)
Year Ended October 31, 2019	24.60	0.31	6.31	6.62	(0.26)	—	(0.26)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	27.09	0.18	3.22	3.40	(0.50)	—	(0.50)
Year Ended October 31, 2023	24.69	0.28	2.31	2.59	(0.19)	—	(0.19)
Year Ended October 31, 2022	41.95	0.21	(15.95)	(15.74)	(0.26)	(1.26)	(1.52)
Year Ended October 31, 2021	37.61	0.05	4.37	4.42	(0.08)	—	(0.08)
Year Ended October 31, 2020	31.00	0.12	6.78	6.90	(0.29)	—	(0.29)
Year Ended October 31, 2019	24.60	0.31	6.35	6.66	(0.26)	—	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$29.67	12.46%	$2,921	1.04%	1.03%	1.08%	16%
26.77	10.21	2,516	1.04	0.73	1.07	29
24.39	(38.93)	2,485	1.05	0.43	1.08	18
41.45	11.48	3,810	1.04	(0.12)	1.06	25
37.20	22.09	2,962	1.04	0.12	1.08	15
30.68	26.98	1,300	1.04	0.94	1.23	34

30.02	12.57	14,995	0.89	1.18	0.92	16
27.10	10.37	13,585	0.89	0.90	0.92	29
24.69	(38.86)	12,712	0.90	0.55	0.93	18
41.88	11.64	20,676	0.89	0.02	0.91	25
37.56	22.29	57,909	0.89	0.26	0.93	15
30.96	27.19	41,872	0.89	1.08	1.08	34

29.99	12.61	4,011,927	0.79	1.26	0.81	16
27.09	10.46	3,887,241	0.79	0.98	0.81	29
24.69	(38.78)	3,579,903	0.80	0.67	0.82	18
41.95	11.75	5,659,334	0.79	0.11	0.80	25
37.61	22.39	4,608,998	0.79	0.37	0.82	15
31.00	27.36	3,034,359	0.79	1.09	0.96	34
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	85

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Six Months Ended April 30, 2024 (Unaudited)	$14.48	$0.14	$1.78	$1.92	$(0.46)	$—	$(0.46)
Year Ended October 31, 2023	13.34	0.34	1.15	1.49	(0.35)	—	(0.35)
Year Ended October 31, 2022	20.87	0.48	(6.96)	(6.48)	(0.52)	(0.53)	(1.05)
Year Ended October 31, 2021	18.11	0.51	2.56	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.78	0.33	1.04	1.37	—	(0.04)	(0.04)
January 30, 2019 (g) through October 31, 2019	16.22	0.31	0.25	0.56	—	—	—
Class R6
Six Months Ended April 30, 2024 (Unaudited)	14.41	0.15	1.76	1.91	(0.48)	—	(0.48)
Year Ended October 31, 2023	13.27	0.36	1.14	1.50	(0.36)	—	(0.36)
Year Ended October 31, 2022	20.77	0.45	(6.88)	(6.43)	(0.54)	(0.53)	(1.07)
Year Ended October 31, 2021	18.01	0.42	2.65	3.07	(0.31)	—	(0.31)
Year Ended October 31, 2020	16.80	0.31	1.07	1.38	(0.13)	(0.04)	(0.17)
December 11, 2018 (i) through October 31, 2019	15.00	0.42	1.46	1.88	(0.08)	—	(0.08)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Interest expense is 0.02%
(g)	Commencement of offering of class of shares.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
(i)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$15.94	13.46%	$224,267	0.45%	1.84%	0.68%	19%
14.48	11.13	155,553	0.47 (f)	2.21	0.70	29
13.34	(32.53)	171,538	0.45	3.00	0.68	34
20.87	16.95	5,435	0.45	2.36	0.69	53
18.11	8.15	33	0.45	1.98	1.39	47
16.78	3.45	5	0.44 (h)	2.52 (h)	0.70 (h)	28

15.84	13.43	1,682,638	0.35	1.92	0.42	19
14.41	11.29	1,544,778	0.37 (f)	2.33	0.44	29
13.27	(32.48)	2,479,030	0.35	2.62	0.40	34
20.77	17.09	3,787,953	0.35	1.97	0.40	53
18.01	8.22	2,840,309	0.35	1.87	0.41	47
16.80	12.60	2,090,569	0.34 (h)	2.90 (h)	0.46 (h)	28
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	87

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Europe Dynamic Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$26.68	$0.24	$5.35	$5.59	$(0.89)
Year Ended October 31, 2023	23.70	0.49 (f)	2.69	3.18	(0.20)
Year Ended October 31, 2022	30.91	0.36	(6.95)	(6.59)	(0.62)
Year Ended October 31, 2021	21.64	0.40 (g)	9.14	9.54	(0.27)
Year Ended October 31, 2020	24.25	0.25	(2.16)	(1.91)	(0.70)
Year Ended October 31, 2019	23.01	0.61	1.18	1.79	(0.55)
Class C
Six Months Ended April 30, 2024 (Unaudited)	23.50	0.11	4.77	4.88	(0.50)
Year Ended October 31, 2023	20.85	0.33 (f)	2.36	2.69	(0.04)
Year Ended October 31, 2022	27.25	0.20	(6.13)	(5.93)	(0.47)
Year Ended October 31, 2021	19.10	0.22 (g)	8.08	8.30	(0.15)
Year Ended October 31, 2020	21.47	0.12	(1.91)	(1.79)	(0.58)
Year Ended October 31, 2019	20.39	0.44	1.06	1.50	(0.42)
Class I
Six Months Ended April 30, 2024 (Unaudited)	27.28	0.29	5.46	5.75	(0.96)
Year Ended October 31, 2023	24.20	0.58 (f)	2.74	3.32	(0.24)
Year Ended October 31, 2022	31.57	0.24	(6.88)	(6.64)	(0.73)
Year Ended October 31, 2021	22.10	0.47 (g)	9.33	9.80	(0.33)
Year Ended October 31, 2020	24.75	0.31	(2.19)	(1.88)	(0.77)
Year Ended October 31, 2019	23.48	0.67	1.21	1.88	(0.61)
Class L
Six Months Ended April 30, 2024 (Unaudited)	27.71	0.30	5.57	5.87	(0.99)
Year Ended October 31, 2023	24.54	0.75 (f)	2.64	3.39	(0.22)
Year Ended October 31, 2022	31.99	0.52	(7.22)	(6.70)	(0.75)
Year Ended October 31, 2021	22.38	0.54 (g)	9.44	9.98	(0.37)
Year Ended October 31, 2020	25.05	0.35	(2.23)	(1.88)	(0.79)
Year Ended October 31, 2019	23.70	0.65	1.27	1.92	(0.57)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	27.52	0.30	5.54	5.84	(1.04)
Year Ended October 31, 2023	24.44	0.66 (f)	2.75	3.41	(0.33)
Year Ended October 31, 2022	31.86	0.49	(7.13)	(6.64)	(0.78)
Year Ended October 31, 2021	22.29	0.55 (g)	9.41	9.96	(0.39)
Year Ended October 31, 2020	24.96	0.37	(2.22)	(1.85)	(0.82)
Year Ended October 31, 2019	23.70	0.75	1.19	1.94	(0.68)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.47, $0.31, $0.56, $0.73 and $0.64 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.69%, 1.28%, 1.98%, 2.54% and 2.24% for Class A, Class C, Class I, Class L and Class R6, respectively.

(g)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.38, $0.20, $0.45, $0.52 and $0.53 for Class A, Class C, Class I, Class L and Class R6, respectively, and the net investment income (loss) ratios would have been 1.29%, 0.78%, 1.44%, 1.70% and 1.75% for Class A, Class C, Class I, Class L and Class R6, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$31.38	21.22%	$78,557	1.25%	1.62%	1.29%	46%
26.68	13.44	68,564	1.24	1.76 (f)	1.26	102
23.70	(21.70)	64,573	1.25	1.37	1.28	75
30.91	44.30	88,315	1.24	1.37 (g)	1.26	92
21.64	(8.21)	68,882	1.24	1.09	1.28	159
24.25	8.14	98,294	1.24	2.67	1.31	83

27.88	20.91	1,556	1.75	0.85	1.85	46
23.50	12.89	2,224	1.74	1.35 (f)	1.79	102
20.85	(22.09)	5,096	1.75	0.82	1.78	75
27.25	43.56	11,313	1.74	0.86 (g)	1.77	92
19.10	(8.68)	11,082	1.74	0.59	1.77	159
21.47	7.64	19,798	1.74	2.15	1.80	83

32.07	21.36	114,187	1.00	1.87	1.02	46
27.28	13.74	98,625	0.99	2.05 (f)	1.00	102
24.20	(21.48)	83,608	0.98	0.81	1.00	75
31.57	44.61	443,053	0.98	1.52 (g)	0.99	92
22.10	(7.98)	52,841	0.99	1.33	1.01	159
24.75	8.44	86,582	0.99	2.86	1.05	83

32.59	21.44	7,774	0.88	1.96	0.88	46
27.71	13.86	7,155	0.84	2.61 (f)	0.85	102
24.54	(21.39)	15,568	0.85	1.87	0.86	75
31.99	44.88	86,054	0.84	1.78 (g)	0.85	92
22.38	(7.86)	55,597	0.85	1.49	0.86	159
25.05	8.49	65,686	0.89	2.77	0.90	83

32.32	21.51	308,893	0.77	1.98	0.77	46
27.52	14.00	322,107	0.74	2.31 (f)	0.75	102
24.44	(21.31)	370,736	0.75	1.81	0.76	75
31.86	45.01	445,783	0.74	1.83 (g)	0.75	92
22.29	(7.79)	250,426	0.75	1.61	0.76	159
24.96	8.65	271,885	0.79	3.17	0.79	83
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	89

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$16.54	$0.17	$2.72	$2.89	$(0.37)	$—	$(0.37)
Year Ended October 31, 2023	14.75	0.33 (f)	1.85	2.18	(0.39)	—	(0.39)
Year Ended October 31, 2022	21.63	0.31	(5.83)	(5.52)	(0.37)	(0.99)	(1.36)
Year Ended October 31, 2021	16.47	0.30 (g)	5.04	5.34	(0.18)	—	(0.18)
Year Ended October 31, 2020	17.27	0.19	(0.49)	(0.30)	(0.50)	—	(0.50)
Year Ended October 31, 2019	15.56	0.33	1.89	2.22	(0.33)	(0.18)	(0.51)
Class C
Six Months Ended April 30, 2024 (Unaudited)	15.54	0.11	2.57	2.68	(0.26)	—	(0.26)
Year Ended October 31, 2023	13.87	0.24 (f)	1.73	1.97	(0.30)	—	(0.30)
Year Ended October 31, 2022	20.41	0.20	(5.48)	(5.28)	(0.27)	(0.99)	(1.26)
Year Ended October 31, 2021	15.53	0.18 (g)	4.77	4.95	(0.07)	—	(0.07)
Year Ended October 31, 2020	16.29	0.09	(0.45)	(0.36)	(0.40)	—	(0.40)
Year Ended October 31, 2019	14.68	0.23	1.80	2.03	(0.24)	(0.18)	(0.42)
Class I
Six Months Ended April 30, 2024 (Unaudited)	16.86	0.19	2.79	2.98	(0.42)	—	(0.42)
Year Ended October 31, 2023	15.04	0.38 (f)	1.88	2.26	(0.44)	—	(0.44)
Year Ended October 31, 2022	22.02	0.38	(5.95)	(5.57)	(0.42)	(0.99)	(1.41)
Year Ended October 31, 2021	16.76	0.36 (g)	5.13	5.49	(0.23)	—	(0.23)
Year Ended October 31, 2020	17.56	0.21	(0.47)	(0.26)	(0.54)	—	(0.54)
Year Ended October 31, 2019	15.82	0.36	1.93	2.29	(0.37)	(0.18)	(0.55)
Class R2
Six Months Ended April 30, 2024 (Unaudited)	16.28	0.15	2.70	2.85	(0.02)	—	(0.02)
Year Ended October 31, 2023	14.53	0.38 (f)	1.71	2.09	(0.34)	—	(0.34)
Year Ended October 31, 2022	21.31	0.25	(5.74)	(5.49)	(0.30)	(0.99)	(1.29)
Year Ended October 31, 2021	16.31	0.23 (g)	4.99	5.22	(0.22)	—	(0.22)
Year Ended October 31, 2020	17.14	0.13	(0.48)	(0.35)	(0.48)	—	(0.48)
Year Ended October 31, 2019	15.44	0.28	1.88	2.16	(0.28)	(0.18)	(0.46)
Class R5
Six Months Ended April 30, 2024 (Unaudited)	16.96	0.20	2.80	3.00	(0.43)	—	(0.43)
Year Ended October 31, 2023	15.13	0.38 (f)	1.91	2.29	(0.46)	—	(0.46)
Year Ended October 31, 2022	22.14	0.38	(5.96)	(5.58)	(0.44)	(0.99)	(1.43)
Year Ended October 31, 2021	16.85	0.39 (g)	5.15	5.54	(0.25)	—	(0.25)
Year Ended October 31, 2020	17.60	0.24	(0.48)	(0.24)	(0.51)	—	(0.51)
Year Ended October 31, 2019	15.85	0.38	1.94	2.32	(0.39)	(0.18)	(0.57)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.06	17.63%	$408,545	0.95%	1.85%	1.11%	21%
16.54	14.88	351,211	0.95	1.91 (f)	1.11	45
14.75	(27.15)	304,284	0.95	1.76	1.11	31
21.63	32.56	433,033	0.95	1.47 (g)	1.11	35
16.47	(1.88)	263,791	0.95	1.17	1.12	28
17.27	14.93	328,312	0.95	2.03	1.22	25

17.96	17.34	4,997	1.45	1.28	1.63	21
15.54	14.24	4,792	1.45	1.45 (f)	1.63	45
13.87	(27.51)	6,191	1.45	1.23	1.64	31
20.41	31.94	10,899	1.45	0.91 (g)	1.62	35
15.53	(2.38)	9,358	1.45	0.61	1.62	28
16.29	14.39	14,549	1.45	1.51	1.74	25

19.42	17.82	812,967	0.70	2.06	0.86	21
16.86	15.09	735,195	0.70	2.14 (f)	0.86	45
15.04	(26.95)	513,812	0.70	2.16	0.86	31
22.02	32.94	584,191	0.70	1.71 (g)	0.86	35
16.76	(1.64)	339,416	0.70	1.26	0.86	28
17.56	15.20	190,885	0.70	2.22	0.96	25

19.11	17.52	3,483	1.25	1.59	1.81	21
16.28	14.46	2,888	1.25	2.26 (f)	1.51	45
14.53	(27.36)	16,764	1.25	1.46	1.46	31
21.31	32.18	24,598	1.25	1.13 (g)	1.47	35
16.31	(2.21)	21,379	1.25	0.79	1.37	28
17.14	14.58	2,099	1.25	1.75	1.57	25

19.53	17.85	6,976	0.60	2.16	0.71	21
16.96	15.20	6,539	0.60	2.13 (f)	0.71	45
15.13	(26.88)	8,328	0.60	2.13	0.71	31
22.14	33.04	10,463	0.60	1.85 (g)	0.71	35
16.85	(1.52)	6,970	0.60	1.41	0.72	28
17.60	15.38	3,778	0.60	2.31	0.83	25
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	91

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Equity Fund (continued)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	$16.93	$0.21	$2.79	$3.00	$(0.45)	$—	$(0.45)
Year Ended October 31, 2023	15.10	0.41 (f)	1.89	2.30	(0.47)	—	(0.47)
Year Ended October 31, 2022	22.10	0.39	(5.94)	(5.55)	(0.46)	(0.99)	(1.45)
Year Ended October 31, 2021	16.81	0.42 (g)	5.13	5.55	(0.26)	—	(0.26)
Year Ended October 31, 2020	17.61	0.26	(0.49)	(0.23)	(0.57)	—	(0.57)
Year Ended October 31, 2019	15.86	0.40	1.93	2.33	(0.40)	(0.18)	(0.58)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have been $0.32, $0.23, $0.37, $0.37, $0.37 and $0.40 for Class A, Class C, Class I, Class R2, Class R5 and Class R6, respectively, and the net investment income (loss) ratios would have been 1.85%, 1.39%, 2.08%, 2.20%, 2.07% and 2.29% for Class A, Class C, Class I, Cass R2, Class R5 and Class R6,
respectively.

(g)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$19.48	17.90%	$3,085,471	0.50%	2.24%	0.60%	21%
16.93	15.35	2,845,622	0.50	2.35 (f)	0.60	45
15.10	(26.81)	2,961,811	0.50	2.22	0.61	31
22.10	33.20	3,782,533	0.50	1.98 (g)	0.60	35
16.81	(1.46)	2,290,008	0.50	1.56	0.61	28
17.61	15.50	2,457,383	0.50	2.46	0.72	25
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$21.73	$0.20	$3.41	$3.61	$(0.44)
Year Ended October 31, 2023	19.58	0.38	2.50	2.88	(0.73)
Year Ended October 31, 2022	27.55	0.41	(7.95)	(7.54)	(0.43)
Year Ended October 31, 2021	22.07	0.35 (f)	5.32	5.67	(0.19)
Year Ended October 31, 2020	21.15	0.18	0.75	0.93	(0.01)
Year Ended October 31, 2019	18.24	0.26	3.02	3.28	(0.37)
Class C
Six Months Ended April 30, 2024 (Unaudited)	21.36	0.13	3.36	3.49	(0.25)
Year Ended October 31, 2023	19.23	0.27	2.45	2.72	(0.59)
Year Ended October 31, 2022	27.06	0.29	(7.83)	(7.54)	(0.29)
Year Ended October 31, 2021	21.68	0.20 (f)	5.24	5.44	(0.06)
Year Ended October 31, 2020	20.86	0.07	0.75	0.82	—
Year Ended October 31, 2019	17.98	0.16	2.97	3.13	(0.25)
Class I
Six Months Ended April 30, 2024 (Unaudited)	22.08	0.23	3.46	3.69	(0.49)
Year Ended October 31, 2023	19.88	0.44	2.54	2.98	(0.78)
Year Ended October 31, 2022	27.95	0.47	(8.06)	(7.59)	(0.48)
Year Ended October 31, 2021	22.39	0.42 (f)	5.39	5.81	(0.25)
Year Ended October 31, 2020	21.43	0.23	0.78	1.01	(0.05)
Year Ended October 31, 2019	18.49	0.31	3.04	3.35	(0.41)
Class R2
Six Months Ended April 30, 2024 (Unaudited)	21.53	0.16	3.38	3.54	(0.38)
Year Ended October 31, 2023	19.40	0.31	2.49	2.80	(0.67)
Year Ended October 31, 2022	27.25	0.34	(7.89)	(7.55)	(0.30)
Year Ended October 31, 2021	21.85	0.27 (f)	5.26	5.53	(0.13)
Year Ended October 31, 2020	20.99	0.13	0.73	0.86	—
Year Ended October 31, 2019	18.14	0.21	2.98	3.19	(0.34)
Class R5
Six Months Ended April 30, 2024 (Unaudited)	22.07	0.23	3.48	3.71	(0.50)
Year Ended October 31, 2023	19.89	0.52	2.48	3.00	(0.82)
Year Ended October 31, 2022	27.96	0.49	(8.06)	(7.57)	(0.50)
Year Ended October 31, 2021	22.38	0.44 (f)	5.40	5.84	(0.26)
Year Ended October 31, 2020	21.42	0.25	0.78	1.03	(0.07)
Year Ended October 31, 2019	18.49	0.34	3.03	3.37	(0.44)
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$24.90	16.70%	$357,719	1.00%	1.64%	1.22%	26%
21.73	14.82	300,017	1.00	1.69	1.21	36
19.58	(27.75)	237,262	1.00	1.75	1.24	30
27.55	25.74	337,503	1.00	1.31 (f)	1.21	32
22.07	4.39	135,527	1.00	0.86	1.22	38
21.15	18.41	114,629	1.00	1.33	1.32	34

24.60	16.42	11,094	1.50	1.06	1.75	26
21.36	14.24	12,146	1.50	1.22	1.74	36
19.23	(28.13)	14,034	1.50	1.26	1.76	30
27.06	25.11	24,272	1.50	0.77 (f)	1.72	32
21.68	3.93	15,463	1.50	0.32	1.73	38
20.86	17.73	18,447	1.50	0.83	1.84	34

25.28	16.82	611,307	0.75	1.87	0.97	26
22.08	15.12	540,456	0.75	1.93	0.97	36
19.88	(27.56)	433,591	0.75	1.99	0.99	30
27.95	26.04	832,039	0.75	1.54 (f)	0.96	32
22.39	4.71	372,068	0.75	1.05	0.96	38
21.43	18.62	177,764	0.75	1.57	1.08	34

24.69	16.52	2,061	1.30	1.38	1.55	26
21.53	14.50	1,311	1.30	1.39	1.51	36
19.40	(27.97)	1,477	1.30	1.46	1.53	30
27.25	25.35	2,078	1.30	1.00 (f)	1.48	32
21.85	4.10	1,441	1.30	0.61	1.51	38
20.99	18.01	1,049	1.30	1.05	1.74	34

25.28	16.93	1,831	0.65	1.92	0.93	26
22.07	15.21	1,837	0.65	2.28	0.88	36
19.89	(27.51)	1,961	0.65	2.06	0.91	30
27.96	26.19	3,172	0.65	1.61 (f)	0.87	32
22.38	4.79	2,772	0.65	1.16	0.88	38
21.42	18.76	3,082	0.65	1.71	1.04	34
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Focus Fund (continued)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	$22.10	$0.25	$3.46	$3.71	$(0.53)
Year Ended October 31, 2023	19.90	0.49	2.54	3.03	(0.83)
Year Ended October 31, 2022	27.98	0.39	(7.94)	(7.55)	(0.53)
Year Ended October 31, 2021	22.40	0.46 (f)	5.40	5.86	(0.28)
Year Ended October 31, 2020	21.44	0.28	0.77	1.05	(0.09)
Year Ended October 31, 2019	18.50	0.27	3.13	3.40	(0.46)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
Reflects income from foreign withholding tax claims. Had the Fund not received these proceeds, the net investment income (loss) per share and the net investment income (loss) ratios for each share class would have remained the same.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$25.28	16.94%	$537,337	0.55%	2.05%	0.72%	26%
22.10	15.38	489,620	0.55	2.12	0.71	36
19.90	(27.44)	406,456	0.55	1.55	0.72	30
27.98	26.28	2,721,224	0.55	1.68 (f)	0.71	32
22.40	4.89	2,274,399	0.55	1.31	0.71	38
21.44	18.95	2,284,670	0.55	1.32	0.77	34
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Hedged Equity Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$14.88	$0.17	$1.65	$1.82	$(0.38)
Year Ended October 31, 2023	14.07	0.35	0.80	1.15	(0.34)
Year Ended October 31, 2022	16.73	0.32	(2.60)	(2.28)	(0.38)
Year Ended October 31, 2021	14.12	0.30	2.58	2.88	(0.27)
Year Ended October 31, 2020	15.58	0.27	(1.49)	(1.22)	(0.24)
March 15, 2019 (g) through October 31, 2019	15.00	0.19	0.39	0.58	—
Class C
Six Months Ended April 30, 2024 (Unaudited)	14.87	0.13	1.65	1.78	(0.34)
Year Ended October 31, 2023	14.00	0.23	0.85	1.08	(0.21)
Year Ended October 31, 2022	16.68	0.20	(2.56)	(2.36)	(0.32)
Year Ended October 31, 2021	14.06	0.22	2.57	2.79	(0.17)
Year Ended October 31, 2020	15.53	0.20	(1.50)	(1.30)	(0.17)
March 15, 2019 (g) through October 31, 2019	15.00	0.16	0.37	0.53	—
Class I
Six Months Ended April 30, 2024 (Unaudited)	15.03	0.19	1.66	1.85	(0.43)
Year Ended October 31, 2023	14.16	0.36	0.84	1.20	(0.33)
Year Ended October 31, 2022	16.83	0.33	(2.59)	(2.26)	(0.41)
Year Ended October 31, 2021	14.18	0.32	2.61	2.93	(0.28)
Year Ended October 31, 2020	15.61	0.31	(1.50)	(1.19)	(0.24)
March 15, 2019 (g) through October 31, 2019	15.00	0.32	0.29	0.61	—
Class R5
Six Months Ended April 30, 2024 (Unaudited)	15.06	0.21	1.66	1.87	(0.46)
Year Ended October 31, 2023	14.19	0.40	0.82	1.22	(0.35)
Year Ended October 31, 2022	16.86	0.35	(2.59)	(2.24)	(0.43)
Year Ended October 31, 2021	14.20	0.35	2.61	2.96	(0.30)
Year Ended October 31, 2020	15.62	0.31	(1.48)	(1.17)	(0.25)
March 15, 2019 (g) through October 31, 2019	15.00	0.34	0.28	0.62	—
Class R6
Six Months Ended April 30, 2024 (Unaudited)	15.07	0.42	1.46	1.88	(0.47)
Year Ended October 31, 2023	14.20	0.38	0.86	1.24	(0.37)
Year Ended October 31, 2022	16.88	0.37	(2.60)	(2.23)	(0.45)
Year Ended October 31, 2021	14.22	0.39	2.59	2.98	(0.32)
Year Ended October 31, 2020	15.63	0.34	(1.49)	(1.15)	(0.26)
March 15, 2019 (g) through October 31, 2019	15.00	0.35	0.28	0.63	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Interest expense is 0.01%
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan International Equity Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$16.32	12.36%	$9,108	0.85%	2.15%	1.06%	13%
14.88	8.24	9,103	0.85 (f)	2.27	1.05	22
14.07	(13.89)	4,032	0.85	2.13	1.07	17
16.73	20.60	3,561	0.85	1.85	1.05	50
14.12	(8.02)	1,573	0.85	1.84	1.30	85
15.58	3.87	330	0.85 (h)	1.95 (h)	1.31 (h)	9

16.31	12.05	367	1.35	1.68	1.70	13
14.87	7.75	263	1.35 (f)	1.54	1.56	22
14.00	(14.36)	235	1.35	1.35	1.58	17
16.68	19.97	320	1.35	1.35	1.55	50
14.06	(8.47)	115	1.35	1.34	1.81	85
15.53	3.53	119	1.35 (h)	1.73 (h)	1.92 (h)	9

16.45	12.47	136,822	0.60	2.37	0.80	13
15.03	8.55	133,818	0.60 (f)	2.37	0.79	22
14.16	(13.68)	156,582	0.60	2.21	0.81	17
16.83	20.90	148,703	0.60	2.02	0.79	50
14.18	(7.78)	135,542	0.60	2.12	1.03	85
15.61	4.07	59,751	0.60 (h)	3.38 (h)	1.19 (h)	9

16.47	12.54	25	0.45	2.64	2.16	13
15.06	8.73	22	0.45 (f)	2.58	0.72	22
14.19	(13.56)	20	0.45	2.30	0.73	17
16.86	21.10	23	0.45	2.19	0.71	50
14.20	(7.68)	19	0.45	2.08	1.04	85
15.62	4.13	21	0.45 (h)	3.59 (h)	1.03 (h)	9

16.48	12.64	12,728	0.35	5.14	0.58	13
15.07	8.84	1,622	0.35 (f)	2.46	0.57	22
14.20	(13.52)	338	0.35	2.43	0.60	17
16.88	21.19	169	0.35	2.42	0.58	50
14.22	(7.53)	19	0.35	2.33	0.94	85
15.63	4.20	21	0.35 (h)	3.69 (h)	0.93 (h)	9
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan International Equity Funds	99

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust IV (“JPM IV") (collectively, the “Trusts”) were formed on November 12, 2004 and November 11, 2015, respectively, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 7 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Developed International Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Equity Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified
JPMorgan Emerging Markets Research Enhanced Equity Fund	Class I and Class R6	JPM IV	Diversified
JPMorgan Europe Dynamic Fund	Class A, Class C, Class I, Class L and Class R6	JPM I	Diversified
JPMorgan International Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Focus Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan International Hedged Equity Fund	Class A, Class C, Class I, Class R5 and Class R6	JPM IV	Diversified
The investment objective of JPMorgan Developed International Value Fund (“Developed International Value Fund”), JPMorgan Emerging Markets Research Enhanced Equity Fund (“Emerging Markets Research Enhanced Equity Fund”) and JPMorgan International Focus Fund (“International Focus Fund”) is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”) is to seek to provide high total return.
The investment objective of JPMorgan Europe Dynamic Fund (“Europe Dynamic Fund”) is to seek total return from long-term capital growth. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Equity Fund (“International Equity Fund”) is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.
The investment objective of JPMorgan International Hedged Equity Fund (“International Hedged Equity Fund”) is to seek to provide capital appreciation.
Class L Shares of Developed International Value Fund and Europe Dynamic Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of Developed International Value Fund and Europe Dynamic Fund unless they meet certain requirements as described in the Funds' prospectuses.
Effective as of the close of business on December 31, 2020, all share classes of Emerging Markets Equity Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund's prospectuses.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Effective October 1, 2020, Class C Shares automatically convert to Class A Shares after eight years. Prior to October 1, 2020, Class C Shares automatically converted to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. ("JPMIM"), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"), acts as Adviser (the "Adviser") and Administrator (the "Administrator") to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i)

100	J.P. Morgan International Equity Funds	April 30, 2024

the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

April 30, 2024	J.P. Morgan International Equity Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Developed International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$26,812	$—	$26,812
Austria	1,483	4,331	—	5,814
Belgium	569	2,199	—	2,768
China	—	4,796	—	4,796
Denmark	—	6,404	—	6,404
Finland	—	8,923	—	8,923
France	—	54,595	—	54,595
Georgia	—	1,375	—	1,375
Germany	—	53,523	—	53,523
Hong Kong	1,114	3,456	—	4,570
Ireland	2,995	4,059	—	7,054
Israel	—	886	—	886
Italy	—	33,614	—	33,614
Japan	—	124,167	—	124,167
Netherlands	—	15,030	—	15,030
Norway	672	10,433	—	11,105
Singapore	—	8,676	—	8,676
South Africa	—	3,762	—	3,762
Spain	1,100	16,896	—	17,996
Sweden	1,151	10,915	—	12,066
Switzerland	—	24,233	—	24,233
United Kingdom	2,298	54,296	—	56,594
United States	—	51,124	—	51,124
Total Common Stocks	11,382	524,505	—	535,887
Short-Term Investments
Investment Companies	1,527	—	—	1,527
Investment of Cash Collateral from Securities Loaned	3,142	—	—	3,142
Total Short-Term Investments	4,669	—	—	4,669
Total Investments in Securities	$16,051	$524,505	$—	$540,556
Appreciation in Other Financial Instruments
Futures Contracts	$72	$—	$—	$72
Depreciation in Other Financial Instruments
Futures Contracts	(90)	—	—	(90)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(18)	$—	$—	$(18)

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$734,198	$—	$—	$734,198

102	J.P. Morgan International Equity Funds	April 30, 2024

Emerging Markets Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
China	$303,905	$1,281,204	$—	$1,585,109
Hong Kong	—	249,946	—	249,946
India	54,804	829,915	—	884,719
Indonesia	—	233,269	—	233,269
Macau	—	59,706	—	59,706
Mexico	401,782	—	—	401,782
Panama	77,579	—	—	77,579
Portugal	—	98,298	—	98,298
South Africa	64,714	256,350	—	321,064
South Korea	—	675,847	—	675,847
Spain	—	168,868	—	168,868
Taiwan	632,619	512,413	—	1,145,032
Turkey	115,485	154,451	—	269,936
United States	171,985	—	—	171,985
Total Common Stocks	2,557,071	4,520,267	—	7,077,338
Short-Term Investments
Investment Companies	20,059	—	—	20,059
Total Investments in Securities	$2,577,130	$4,520,267	$—	$7,097,397

Emerging Markets Research Enhanced Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$888	$—	$888
Brazil	107,462	—	—	107,462
Chile	4,372	—	—	4,372
China	52,343	458,200	—	510,543
Colombia	4,570	—	—	4,570
Czech Republic	—	2,745	—	2,745
Greece	4,451	7,369	—	11,820
Hong Kong	—	3,098	—	3,098
Hungary	4,549	7,258	—	11,807
India	18,666	316,778	—	335,444
Indonesia	—	38,192	—	38,192
Kuwait	—	3,743	—	3,743
Malaysia	2,934	11,265	—	14,199
Mexico	57,788	—	—	57,788
Panama	1,788	—	—	1,788
Peru	8,304	—	—	8,304
Philippines	5,115	1,843	—	6,958
Poland	—	12,432	—	12,432
Qatar	881	11,221	—	12,102
Russia	—	—	744	744
Saudi Arabia	9,067	60,751	—	69,818
South Africa	30,150	30,346	—	60,496
South Korea	—	238,870	—	238,870

April 30, 2024	J.P. Morgan International Equity Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Emerging Markets Research Enhanced Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Taiwan	$1,577	$318,682	$—	$320,259
Thailand	11,190	17,487	—	28,677
Turkey	14,107	8,355	—	22,462
United Arab Emirates	24,797	926	—	25,723
United Kingdom	—	2,617	—	2,617
United States	2,376	1,585	—	3,961
Total Common Stocks	366,487	1,554,651	744	1,921,882
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	11,474	—	—	11,474
Total Investments in Securities	$377,961	$1,554,651	$744	$1,933,356

Europe Dynamic Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$9,625	$—	$9,625
Austria	—	3,057	—	3,057
Denmark	—	33,325	—	33,325
France	—	111,288	—	111,288
Germany	—	49,248	—	49,248
Ireland	5,281	11,965	—	17,246
Italy	7,816	41,121	—	48,937
Netherlands	4,103	25,876	—	29,979
Norway	—	7,351	—	7,351
South Korea	—	3,043	—	3,043
Spain	—	28,781	—	28,781
Sweden	—	21,960	—	21,960
Switzerland	—	3,923	—	3,923
United Kingdom	—	57,452	—	57,452
United States	—	58,649	—	58,649
Total Common Stocks	17,200	466,664	—	483,864
Short-Term Investments
Investment Companies	11,377	—	—	11,377
Investment of Cash Collateral from Securities Loaned	12,963	—	—	12,963
Total Short-Term Investments	24,340	—	—	24,340
Total Investments in Securities	$41,540	$466,664	$—	$508,204
Appreciation in Other Financial Instruments
Futures Contracts	$145	$—	$—	$145
Depreciation in Other Financial Instruments
Futures Contracts	(129)	—	—	(129)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$16	$—	$—	$16

104	J.P. Morgan International Equity Funds	April 30, 2024

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$178,342	$—	$178,342
Austria	—	31,638	—	31,638
Belgium	—	54,830	—	54,830
Denmark	—	182,948	—	182,948
Finland	—	24,373	—	24,373
France	—	746,226	—	746,226
Germany	—	251,220	—	251,220
Hong Kong	—	76,565	—	76,565
Italy	—	72,176	—	72,176
Japan	—	942,978	—	942,978
Macau	—	17,871	—	17,871
Netherlands	—	218,984	—	218,984
Singapore	—	77,252	—	77,252
South Korea	—	51,030	—	51,030
Spain	—	61,048	—	61,048
Sweden	—	160,850	—	160,850
Switzerland	—	50,374	—	50,374
Taiwan	51,163	—	—	51,163
United Kingdom	—	532,191	—	532,191
United States	—	454,788	—	454,788
Total Common Stocks	51,163	4,185,684	—	4,236,847
Short-Term Investments
Investment Companies	47,059	—	—	47,059
Investment of Cash Collateral from Securities Loaned	190,140	—	—	190,140
Total Short-Term Investments	237,199	—	—	237,199
Total Investments in Securities	$288,362	$4,185,684	$—	$4,474,046

International Focus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$27,869	$—	$27,869
Belgium	—	27,047	—	27,047
Canada	87,478	—	—	87,478
China	37,362	67,703	—	105,065
Denmark	—	33,146	—	33,146
France	—	203,033	—	203,033
India	19,156	—	—	19,156
Indonesia	—	24,097	—	24,097
Italy	—	25,501	—	25,501
Japan	—	234,492	—	234,492
Mexico	19,100	—	—	19,100
Netherlands	—	62,198	—	62,198
Singapore	—	36,609	—	36,609

April 30, 2024	J.P. Morgan International Equity Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
International Focus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$—	$73,361	$—	$73,361
Spain	—	22,870	—	22,870
Sweden	—	44,381	—	44,381
Taiwan	70,118	—	—	70,118
United Kingdom	—	153,020	—	153,020
United States	—	223,458	—	223,458
Total Common Stocks	233,214	1,258,785	—	1,491,999
Short-Term Investments
Investment Companies	22,303	—	—	22,303
Investment of Cash Collateral from Securities Loaned	39,836	—	—	39,836
Total Short-Term Investments	62,139	—	—	62,139
Total Investments in Securities	$295,353	$1,258,785	$—	$1,554,138

International Hedged Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$9,548	$—	$9,548
Austria	—	321	—	321
Belgium	—	761	—	761
China	—	830	—	830
Denmark	—	5,708	—	5,708
Finland	—	1,211	—	1,211
France	—	19,892	—	19,892
Germany	—	12,266	—	12,266
Hong Kong	—	2,262	—	2,262
Ireland	—	819	—	819
Italy	—	1,997	—	1,997
Japan	—	35,537	—	35,537
Macau	—	138	—	138
Netherlands	—	7,457	—	7,457
Singapore	211	1,463	—	1,674
South Korea	—	91	—	91
Spain	—	3,242	—	3,242
Sweden	—	3,852	—	3,852
Switzerland	—	7,351	—	7,351
United Kingdom	—	18,686	—	18,686
United States	—	17,462	—	17,462
Total Common Stocks	211	150,894	—	151,105
Options Purchased	1,723	—	—	1,723
Short-Term Investments
Investment Companies	4,111	—	—	4,111
Total Investments in Securities	$6,045	$150,894	$—	$156,939
Depreciation in Other Financial Instruments
Futures Contracts	$(115)	$—	$—	$(115)

106	J.P. Morgan International Equity Funds	April 30, 2024

International Hedged Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Written
Call Options Written	$(136)	$—	$—	$(136)
Put Options Written	(69)	—	—	(69)
Total Depreciation in Other Financial Instruments	$(320)	$—	$—	$(320)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Developed International Value Fund	$3,002	$(3,002)	$—
Emerging Markets Research Enhanced Equity Fund	10,512	(10,512)	—
Europe Dynamic Fund	12,094	(12,094)	—
International Equity Fund	176,921	(176,921)	—

April 30, 2024	J.P. Morgan International Equity Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
International Focus Fund	$37,333	$(37,333)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Developed International Value Fund	$— (a)
Emerging Markets Research Enhanced Equity Fund	1
Europe Dynamic Fund	1
International Equity Fund	1
International Focus Fund	1

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Emerging Markets Equity Fund and International Hedged Equity Fund did not lend out any securities during the six months ended April 30, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Developed International Value Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$20,785	$67,681	$86,940	$4	$(3)	$1,527	1,527	$272	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	500	6,000	4,500	— (c)*	—	2,000	2,000	16 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	526	10,255	9,639	—	—	1,142	1,142	15 *	—
Total	$21,811	$83,936	$101,079	$4	$(3)	$4,669		$303	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

108	J.P. Morgan International Equity Funds	April 30, 2024

Emerging Markets Equity Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$46,878	$961,225	$988,014	$(26)	$(4)	$20,059	20,055	$1,154	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.

Emerging Markets Research Enhanced Equity Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$27,011	$327,410	$354,414	$(4)	$(3)	$—	—	$1,056	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	2,984	50,000	43,000	(4)*	(1)	9,979	9,978	336 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,215	36,426	36,146	—	—	1,495	1,495	57 *	—
Total	$31,210	$413,836	$433,560	$(8)	$(4)	$11,474		$1,449	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Europe Dynamic Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$19,259	$121,598	$129,478	$— (c)	$(2)	$11,377	11,375	$195	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	—	17,000	17,001	1 *	—	—	—	38 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	7,929	35,481	30,447	—	—	12,963	12,963	45 *	—
Total	$27,188	$174,079	$176,926	$1	$(2)	$24,340		$278	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2024	J.P. Morgan International Equity Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
International Equity Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$95,471	$683,195	$731,592	$(2)	$(13)	$47,059	47,049	$2,078	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	38,003	249,000	116,001	(2)*	— (c)	171,000	170,983	808 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	4,963	124,403	110,226	—	—	19,140	19,140	142 *	—
Total	$138,437	$1,056,598	$957,819	$(4)	$(13)	$237,199		$3,028	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Focus Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	$32,826	$272,353	$282,865	$(3)	$(8)	$22,303	22,299	$783	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	12,000	81,501	58,104	3 *	— (c)	35,400	35,396	159 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	2,562	45,093	43,219	—	—	4,436	4,436	53 *	—
Total	$47,388	$398,947	$384,188	$—	$(8)	$62,139		$995	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Hedged Equity Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	$—	$27,834	$23,721	$(2)	$— (c)	$4,111	4,110	$68	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.18% (a) (b)	3,627	14,823	18,450	—	—	—	—	58	—
Total	$3,627	$42,657	$42,171	$(2)	$— (c)	$4,111		$126	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.

110	J.P. Morgan International Equity Funds	April 30, 2024

(c)	Amount rounds to less than one thousand.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options — International Hedged Equity Fund purchased put and call options on securities to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Developed International Value Fund, Emerging Markets Research Enhanced Equity Fund, Europe Dynamic Fund and International Hedged Equity Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered

April 30, 2024	J.P. Morgan International Equity Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended April 30, 2024 (amounts in thousands, except for number of contracts):
	Developed International Value Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Hedged Equity Fund
Futures Contracts:
Average Notional Balance Long	$7,853	$42,458	$8,839	$6,045
Ending Notional Balance Long	9,651	—	19,528	4,675
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	—	704
Average Number of Contracts Written	—	—	—	(1,408)
Ending Number of Contracts Purchased	—	—	—	689
Ending Number of Contracts Written	—	—	—	(1,378)
The Funds' derivatives contracts held at April 30, 2024 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended April 30, 2024 are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Developed International Value Fund
Transfer agency fees	$7	$1	$2	$— (a)	$— (a)	n/a	n/a	$— (a)	$3	$13
Emerging Markets Equity Fund
Transfer agency fees	16	2	37	7	1	$1	$— (a)	1	71	136

112	J.P. Morgan International Equity Funds	April 30, 2024

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Emerging Markets Research Enhanced Equity Fund
Transfer agency fees	n/a	n/a	$13	n/a	n/a	n/a	n/a	n/a	$7	$20
Europe Dynamic Fund
Transfer agency fees	$7	$1	1	$— (a)	n/a	n/a	n/a	n/a	2	11
International Equity Fund
Transfer agency fees	12	1	18	n/a	$8	n/a	n/a	$— (a)	17	56
International Focus Fund
Transfer agency fees	7	2	19	n/a	1	n/a	n/a	1	7	37
International Hedged Equity Fund
Transfer agency fees	— (a)	— (a)	1	n/a	n/a	n/a	n/a	— (a)	1	2

(a)	Amount rounds to less than one thousand.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Developed International Value Fund	0.55%
Emerging Markets Equity Fund	0.68
Emerging Markets Research Enhanced Equity Fund	0.25
Europe Dynamic Fund	0.60
International Equity Fund	0.50
International Focus Fund	0.60
International Hedged Equity Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund’s respective average daily net assets, plus 0.050% of each Fund’s respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund’s respective average daily net assets between $20 billion and $25 billion, plus 0.01% of each Fund’s respective average daily net assets in excess of $25 billion. For the six months ended April 30, 2024, the effective annualized rate was 0.07% of each Fund's average daily net assets, except for International Focus Fund, which was 0.08%, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.

April 30, 2024	J.P. Morgan International Equity Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that the following Funds shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Developed International Value Fund	0.25%	0.75%	0.50%	n/a
Emerging Markets Equity Fund	0.25	0.75	0.50	0.25%
Europe Dynamic Fund	0.25	0.75	n/a	n/a
International Equity Fund	0.25	0.75	0.50	n/a
International Focus Fund	0.25	0.75	0.50	n/a
International Hedged Equity Fund	0.25	0.75	n/a	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Developed International Value Fund	$12	$— (a)
Emerging Markets Equity Fund	2	— (a)
Europe Dynamic Fund	1	—
International Equity Fund	18	— (a)
International Focus Fund	24	— (a)
International Hedged Equity Fund	1	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Developed International Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	n/a	n/a	0.10%
Emerging Markets Equity Fund	0.25	0.25	0.25	0.10	0.25	0.25%	0.25%	0.10
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.25	n/a	n/a	n/a	n/a	n/a
Europe Dynamic Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	n/a
International Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Focus Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
International Hedged Equity Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a	0.10
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.

114	J.P. Morgan International Equity Funds	April 30, 2024

E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Developed International Value Fund	1.00%	1.50%	0.75%	1.30%	n/a	n/a	0.65%	0.55%
Emerging Markets Equity Fund	1.24	1.74	0.99	1.54	1.29%	1.04%	0.89	0.79
Emerging Markets Research Enhanced Equity Fund	n/a	n/a	0.45	n/a	n/a	n/a	n/a	0.35
Europe Dynamic Fund	1.24	1.74	0.99	n/a	n/a	n/a	n/a	n/a
International Equity Fund	0.95	1.45	0.70	1.25	n/a	n/a	0.60	0.50
International Focus Fund	1.00	1.50	0.75	1.30	n/a	n/a	0.65	0.55
International Hedged Equity Fund	0.85	1.35	0.60	n/a	n/a	n/a	0.45	0.35
The expense limitation agreements were in effect for the six months ended April 30, 2024 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2025.
For the six months ended April 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Developed International Value Fund	$270	$180	$77	$527	$3
Emerging Markets Equity Fund	267	179	555	1,001	72
Emerging Markets Research Enhanced Equity Fund	351	234	168	753	—
Europe Dynamic Fund	—	—	23	23	—
International Equity Fund	1,336	886	329	2,551	3
International Focus Fund	765	510	256	1,531	— (a)
International Hedged Equity Fund	94	58	1	153	1

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2024 were as follows:

Developed International Value Fund	$13
Emerging Markets Equity Fund	51

April 30, 2024	J.P. Morgan International Equity Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

Emerging Markets Research Enhanced Equity Fund	$45
Europe Dynamic Fund	8
International Equity Fund	84
International Focus Fund	31
International Hedged Equity Fund	4
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended April 30, 2024, the amount of these reimbursements were as follows:

Developed International Value Fund	$— (a)
Emerging Markets Equity Fund	— (a)
Emerging Markets Research Enhanced Equity Fund	— (a)
Europe Dynamic Fund	— (a)
International Equity Fund	— (a)
International Focus Fund	— (a)
International Hedged Equity Fund	— (a)

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Developed International Value Fund	$151,382	$132,436
Emerging Markets Equity Fund	1,146,731	1,981,124
Emerging Markets Research Enhanced Equity Fund	400,315	360,443
Europe Dynamic Fund	238,625	331,647
International Equity Fund	888,527	1,135,804
International Focus Fund	387,806	420,908
International Hedged Equity Fund	19,566	29,669
During the six months ended April 30, 2024, there were no purchases or sales of U.S. Government securities.

116	J.P. Morgan International Equity Funds	April 30, 2024

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed International Value Fund	$430,250	$116,568	$6,280	$110,288
Emerging Markets Equity Fund	5,470,525	2,008,677	381,805	1,626,872
Emerging Markets Research Enhanced Equity Fund	1,744,979	363,842	175,465	188,377
Europe Dynamic Fund	401,298	111,178	4,256	106,922
International Equity Fund	3,329,380	1,192,137	47,471	1,144,666
International Focus Fund	1,226,459	355,622	27,943	327,679
International Hedged Equity Fund	116,433	44,045	3,859	40,186
At October 31, 2023, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Developed International Value Fund	$58,067	$34,682
Emerging Markets Equity Fund	388,489	252,432
Emerging Markets Research Enhanced Equity Fund	145,459	156,267
Europe Dynamic Fund	139,039	—
International Equity Fund	65,234	140,865
International Focus Fund	177,524	—
International Hedged Equity Fund	6,086	16,935
During the year ended October 31, 2023, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Developed International Value Fund	$—	$2,207
Europe Dynamic Fund	14,839	—
International Equity Fund	6,947	—
International Focus Fund	12,922	—
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II ("JPM II") and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

April 30, 2024	J.P. Morgan International Equity Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2024. Average borrowings from the Facility during the six months ended April 30, 2024 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Markets Equity Fund	$24,618	6.06%	8	$33
Emerging Markets Research Enhanced Equity Fund	13,425	6.06	12	27
Europe Dynamic Fund	13,041	6.06	14	31
International Equity Fund	31,289	6.06	3	16
International Focus Fund	3,844	6.06	1	1
International Hedged Equity Fund	2,319	6.06	4	2
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2024.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2024, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Developed International Value Fund	—	— %	1	82.1%
Emerging Markets Equity Fund	—	—	3	46.7
Emerging Markets Research Enhanced Equity Fund	—	—	1	14.9
Europe Dynamic Fund	4	64.1	1	12.9
International Equity Fund	—	—	2	26.5
International Focus Fund	—	—	3	53.7
International Hedged Equity Fund	—	—	3	63.8

118	J.P. Morgan International Equity Funds	April 30, 2024

As of April 30, 2024, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Emerging Markets Research Enhanced Equity Fund	14.8%	25.1%	28.1%
Europe Dynamic Fund	58.2	—	—
International Equity Fund	—	29.8	—
International Focus Fund	13.3	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2024, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Developed International Value Fund	Emerging Markets Equity Fund	Emerging Markets Research Enhanced Equity Fund	Europe Dynamic Fund	International Equity Fund	International Focus Fund	International Hedged Equity Fund
Brazil	— %	10.3%	— %	— %	— %	— %	— %
China	—	22.3	26.6	—	—	—	—
France	10.2	—	—	22.5	17.4	13.4	12.7
India	—	12.5	17.5	—	—	—	—
Japan	23.1	—	—	—	22.0	15.5	22.6
South Korea	—	—	12.4	—	—	—	—
Taiwan	—	16.1	16.7	—	—	—	—
United Kingdom	10.5	—	—	11.6	12.4	10.1	11.9
As of April 30, 2024, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds' original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity Fund and Emerging Markets Research Enhanced Equity Fund each invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public

April 30, 2024	J.P. Morgan International Equity Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

120	J.P. Morgan International Equity Funds	April 30, 2024

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2023, and continued to hold your shares at the end of the reporting period, April 30, 2024.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Developed International Value Fund
Class A
Actual	$1,000.00	$1,187.30	$5.38	0.99%
Hypothetical	1,000.00	1,019.94	4.97	0.99
Class C
Actual	1,000.00	1,184.10	8.04	1.48
Hypothetical	1,000.00	1,017.50	7.42	1.48
Class I
Actual	1,000.00	1,188.40	4.03	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class L
Actual	1,000.00	1,189.60	3.54	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65
Class R2
Actual	1,000.00	1,184.90	7.06	1.30
Hypothetical	1,000.00	1,018.40	6.52	1.30
Class R5
Actual	1,000.00	1,187.40	3.54	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65
Class R6
Actual	1,000.00	1,189.40	2.99	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55
JPMorgan Emerging Markets Equity Fund
Class A
Actual	1,000.00	1,123.90	6.55	1.24
Hypothetical	1,000.00	1,018.70	6.22	1.24

April 30, 2024	J.P. Morgan International Equity Funds	121

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Emerging Markets Equity Fund (continued)
Class C
Actual	$1,000.00	$1,120.90	$9.18	1.74%
Hypothetical	1,000.00	1,016.21	8.72	1.74
Class I
Actual	1,000.00	1,124.80	5.23	0.99
Hypothetical	1,000.00	1,019.94	4.97	0.99
Class L
Actual	1,000.00	1,125.90	4.70	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89
Class R2
Actual	1,000.00	1,122.00	8.13	1.54
Hypothetical	1,000.00	1,017.21	7.72	1.54
Class R3
Actual	1,000.00	1,123.40	6.81	1.29
Hypothetical	1,000.00	1,018.45	6.47	1.29
Class R4
Actual	1,000.00	1,124.60	5.49	1.04
Hypothetical	1,000.00	1,019.69	5.22	1.04
Class R5
Actual	1,000.00	1,125.70	4.70	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89
Class R6
Actual	1,000.00	1,126.10	4.18	0.79
Hypothetical	1,000.00	1,020.93	3.97	0.79
JPMorgan Emerging Markets Research Enhanced Equity Fund
Class I
Actual	1,000.00	1,134.60	2.39	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Class R6
Actual	1,000.00	1,134.30	1.86	0.35
Hypothetical	1,000.00	1,023.12	1.76	0.35
JPMorgan Europe Dynamic Fund
Class A
Actual	1,000.00	1,212.20	6.88	1.25
Hypothetical	1,000.00	1,018.65	6.27	1.25
Class C
Actual	1,000.00	1,209.10	9.61	1.75
Hypothetical	1,000.00	1,016.16	8.77	1.75
Class I
Actual	1,000.00	1,213.60	5.50	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00
Class L
Actual	1,000.00	1,214.40	4.85	0.88
Hypothetical	1,000.00	1,020.49	4.42	0.88
Class R6
Actual	1,000.00	1,215.10	4.24	0.77
Hypothetical	1,000.00	1,021.03	3.87	0.77
JPMorgan International Equity Fund
Class A
Actual	1,000.00	1,176.30	5.14	0.95
Hypothetical	1,000.00	1,020.14	4.77	0.95

122	J.P. Morgan International Equity Funds	April 30, 2024

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan International Equity Fund (continued)
Class C
Actual	$1,000.00	$1,173.40	$7.84	1.45%
Hypothetical	1,000.00	1,017.65	7.27	1.45
Class I
Actual	1,000.00	1,178.20	3.79	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Class R2
Actual	1,000.00	1,175.20	6.76	1.25
Hypothetical	1,000.00	1,018.65	6.27	1.25
Class R5
Actual	1,000.00	1,178.50	3.25	0.60
Hypothetical	1,000.00	1,021.88	3.02	0.60
Class R6
Actual	1,000.00	1,179.00	2.71	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
JPMorgan International Focus Fund
Class A
Actual	1,000.00	1,167.00	5.39	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00
Class C
Actual	1,000.00	1,164.20	8.07	1.50
Hypothetical	1,000.00	1,017.40	7.52	1.50
Class I
Actual	1,000.00	1,168.20	4.04	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class R2
Actual	1,000.00	1,165.20	7.00	1.30
Hypothetical	1,000.00	1,018.40	6.52	1.30
Class R5
Actual	1,000.00	1,169.30	3.51	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65
Class R6
Actual	1,000.00	1,169.40	2.97	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55
JPMorgan International Hedged Equity Fund
Class A
Actual	1,000.00	1,123.60	4.49	0.85
Hypothetical	1,000.00	1,020.64	4.27	0.85
Class C
Actual	1,000.00	1,120.50	7.12	1.35
Hypothetical	1,000.00	1,018.15	6.77	1.35
Class I
Actual	1,000.00	1,124.70	3.17	0.60
Hypothetical	1,000.00	1,021.88	3.02	0.60
Class R5
Actual	1,000.00	1,125.40	2.38	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45

April 30, 2024	J.P. Morgan International Equity Funds	123

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan International Hedged Equity Fund (continued)
Class R6
Actual	$1,000.00	$1,126.40	$1.85	0.35%
Hypothetical	1,000.00	1,023.12	1.76	0.35

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

124	J.P. Morgan International Equity Funds	April 30, 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.1
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2024, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Adminis trator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.
1 Effective July 24, 2024, the J.P. Morgan Funds will implement the Tailored Shareholder Reports for Mutual Funds and Exchanged-Traded Funds Rule. This rule rescinds the currently-required statement regarding the operation and effectiveness of a fund’s Liquidity Risk Management Program from the shareholder report.

April 30, 2024	J.P. Morgan International Equity Funds	125

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. April 2024.
SAN-INTEQ-424

Semi-Annual Report
J.P. Morgan Tax Aware Fund
April 30, 2024 (Unaudited)
JPMorgan Tax Aware Real Return Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectuses for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
June 18, 2024 (Unaudited)
Dear Shareholder,
Global financial markets largely generated positive returns through the first half of this year, led by rising equity prices in the U.S. and many other developed markets. While the U.S. economy slowed during the six months through April 2024, growth remained positive amid strong consumer spending and business investment.
“The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation.” — Brian S. Shlissel
The U.S. Federal Reserve (the “Fed”) and other leading central banks held rates in check throughout the six months ended April 30, 2024, as inflationary pressures continued to recede, though not as rapidly as Fed policymakers had sought. However, the potential for interest rate reductions later this year has provided some optimism among financial markets.
Meanwhile, an extended period of real growth in wages and historically low unemployment helped drive U.S. consumer spending during the period even as interest rates remained at decade highs and household savings rates diminished.
Investment spending also proved to be resilient as corporate balance sheets largely remained healthy, federal government spending supported select industries and demand surged for artificial intelligence technologies.
The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation. While slower but positive growth may leave the U.S. economy vulnerable to unforeseen shocks from geo-political events, the broad outlook could continue to support financial markets into 2025. We believe that investors who remain patient and hold a properly diversified portfolio are likely to continue to benefit from current trends in financial markets and the broader economy.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

April 30, 2024	J.P. Morgan Tax Aware Fund	1

JPMorgan Tax Aware Real Return Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	6.83%
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index	5.41%
Tax Aware Real Return Composite Benchmark **	5.61%
Net Assets as of 4/30/2024 (In Thousands)	$524,161
INVESTMENT OBJECTIVE***
The JPMorgan Tax Aware Real Return Fund (the “Fund”) seeks to maximize after-tax inflation protected return.
HOW DID THE MARKET PERFORM?
Financial markets rallied through the first five months of the period as leading central banks responded to receding inflation by holding interest rates at extant levels. Equities outperformed bonds but both asset classes generated positive returns for the full six month period.
By the start of November 2024, the European Central Bank, the Bank of England and the U.S. Federal Reserve had each independently halted any further increases in interest rates. Further, each of the central banks stated that they might begin to cut interest rates sometime during 2024.
The news generally fueled investor expectations that central banks might successfully drive down inflation to target levels without pushing national and regional economies into economic recession. Meanwhile, quarterly corporate earnings largely remained better than expected, given the impact of steady but elevated interest rates. Energy prices declined during the period, though the ongoing wars in Ukraine and Israel threatened to impede energy transports.
As a result, investor demand for equities and bonds surged in late 2023 and through the first quarter of 2024. U.S. markets led the outperformance within global equities. The S&P 500 Index reached several new closing highs and reached 5,000 points for the first time in early February, then proceeded to cross 5,100 and 5,200 points in March 2024.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund’s Class I Shares generated a positive absolute return and outperformed the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the “Benchmark”) and the Tax Aware Real Return Composite Benchmark for the six months ended April 30, 2024.
The Fund’s hedge against inflation, which was implemented through the use of swaps contracts, detracted from absolute performance as U.S. inflation levels fell during the period. The Bloomberg Inflation Swap 5-Year Zero Coupon Index returned 0.13% for the period.
Relative to the Benchmark, the Fund’s longer overall duration and its overweight allocations in bonds rated single-A and BBB were leading contributors to performance. The Fund’s inflation hedge also made a modest contribution to relative performance. Duration is a measure of the price sensitivity of a portfolio of bonds to changes in interest rates. Generally, bonds of longer duration will experience a smaller decrease in price relative to shorter duration bonds when interest rates rise.
The Fund’s overweight allocations to short duration, higher quality pre-refunded bonds was a leading detractor from performance relative to the Benchmark. The Fund’s shorter duration positions in the leasing and hospitals sectors also detracted from relative performance.
HOW WAS THE FUND POSITIONED?
Among the Fund’s tax-exempt fixed income investments, the Fund employed a bottom-up, security-selection-based investment approach and sought to take advantage of opportunities stemming from increased volatility, supply pressures and headline credit risk. The Fund maintained its bias to high quality debt securities, as the Fund’s portfolio managers preferred higher quality issuances. The Fund’s portfolio managers also maintained an inflation-overlay hedging strategy, using zero coupon inflation linked swaps (“inflation swaps”) to purchase protection against inflation along the yield curve. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.
During the period, the Fund’s portfolio managers increased the aggregate amount of hedged positions to 97% from 96% at the start of the period.
INVESTMENT APPROACH
The Fund uses inflation swaps in combination with tax-exempt municipal bonds to seek to replicate a portfolio of inflation protected securities. The Fund is designed to protect the total return generated by its tax-exempt fixed income holdings from inflation risk. The inflation swaps used by the Fund are based on cumulative percentage movements in the Consumer Price Index for All Urban Consumers (“CPI-U”). The inflation swaps are structured so that one counterparty agrees to pay the cumulative percentage change in the CPI-U over the duration of

2	J.P. Morgan Tax Aware Fund	April 30, 2024

the swap. The other counterparty (the Fund) pays a compounded fixed rate (zero coupon inflation-swap rate), which is based on the “breakeven inflation rate,” calculated as the yield difference between a nominal U.S. Treasury security and a U.S. Treasury Inflation Protected Security of equal maturity.
The Fund’s portfolio managers aim to protect the portfolio from inflation risk across maturities. Therefore, the yield curve positioning of the underlying bonds is used as the general basis for the Fund’s inflation swap positioning. The Fund’s portfolio managers believe that matching the duration of the inflation protection to the duration of the underlying bonds is the most effective and efficient way to protect the portfolio from both actual realized inflation as well as the loss of value that results from an increase in inflation expectations. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative changes in interest rates. However, the inflation protection is actively managed, and the Fund’s portfolio managers may elect to deviate from the curve positioning of the underlying bonds as a result of opportunities that may result from macroeconomic or technical factors.

PORTFOLIO COMPOSITION AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Municipal Bonds	93.0%
Short-Term Investments	7.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The Fund’s Composite Benchmark is determined by adding the return of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (formerly known as Bloomberg Barclays U.S. 1-15 Year Blend (1-17) Municipal Bond Index) and the Bloomberg Inflation Swap 5 Year Zero Coupon Index (formerly known as
Bloomberg Barclays Inflation Swap 5 Year Zero Coupon Index).
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Tax Aware Fund	3

JPMorgan Tax Aware Real Return Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

		6 MONTH			1 YEAR			5 YEAR			10 YEAR
	Inception Date of Class	Before Taxes*	After Taxes on Distributions*	After Taxes on Distributions and Sale of Fund Shares*	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
CLASS A SHARES	August 31, 2005
With Sales Charge **		2.71%	2.69%	2.25%	(0.48)%	(0.53)%	0.88%	1.57%	1.55%	1.67%	1.25%	1.22%	1.44%
Without Sales Charge		6.72	6.70	4.65	3.45	3.40	3.26	2.34	2.32	2.27	1.64	1.60	1.75
CLASS C SHARES	August 31, 2005
With CDSC ***		5.47	5.46	3.81	1.94	1.90	2.16	1.83	1.81	1.76	1.20	1.18	1.32
Without CDSC		6.47	6.46	4.40	2.94	2.90	2.76	1.83	1.81	1.76	1.20	1.18	1.32
Class I SHARES	August 31, 2005	6.83	6.81	4.76	3.70	3.65	3.50	2.61	2.59	2.54	1.91	1.87	2.01
Class R6 SHARES	August 16, 2013	6.89	6.87	4.82	3.81	3.75	3.61	2.69	2.67	2.62	1.99	1.97	2.11

*	Not annualized.
**	Sales Charge for Class A Shares is 3.75%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Tax Aware Real Return Fund, the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Tax Aware Real Return Composite Benchmark from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Tax Aware Real Return Composite Benchmark does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable.
The Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Tax Aware Real Return Composite Benchmark is determined by adding the return of the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index and the Bloomberg Inflation Swap 5 Year Zero Coupon Index. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment.
For some investors, income from municipal bonds may be subject to the Alternative Minimum Tax. Capital gains, if any, are federally taxable. Income may be subject to state and local taxes.
The Tax Aware strategy seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains. There can be no guarantee the strategy will minimize or eliminate such tax liability.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower.
Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares, with the exception of returns noted above as returns after taxes.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

4	J.P. Morgan Tax Aware Fund	April 30, 2024

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.8% (a)
Alabama — 1.1%
Black Belt Energy Gas District, Gas Project Series 2022C-1, Rev., 5.25%, 12/1/2028	1,275	1,328
County of Jefferson
Rev., 5.00%, 10/1/2035	1,000	1,112
Rev., 5.00%, 10/1/2038	2,000	2,168
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (b)	1,000	1,059
Total Alabama		5,667
Alaska — 0.0% ^
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Rev., 5.00%, 9/1/2024	15	15
Arizona — 2.8%
Arizona Board of Regents Series 2024, Rev., 5.00%, 8/1/2043 (c)	1,060	1,162
Arizona Industrial Development Authority, Academic of Math and Science Projects
Rev., 5.00%, 7/1/2038 (d)	250	248
Rev., 5.25%, 7/1/2043 (d)	250	248
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2036 (d)	275	248
City of Phoenix Civic Improvement Corp., Senior Lien Rev., AMT, 5.00%, 7/1/2030	1,475	1,555
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (d)	500	503
Maricopa County Industrial Development Authority, Valley Christian School Project Series 2023A, Rev., 6.25%, 7/1/2053 (d)	1,900	1,921
Maricopa County Unified School District No. 60 Higley
COP, AGM, 5.00%, 6/1/2037	170	187
COP, AGM, 5.00%, 6/1/2038	250	273
Maricopa County Unified School District No. 69 Paradise Valley Series 2022D, GO, 5.00%, 7/1/2035	425	483
Pima County Unified School District No. 1 Tucson, Project Of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2040	1,750	1,925
Pinal County Electric District No. 3 Rev., 4.00%, 7/1/2034	150	151
Salt Verde Financial Corp. Series 2007-1, Rev., 5.00%, 12/1/2032	5,615	5,904
Total Arizona		14,808
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — 0.4%
City of Fort Smith, Water and Sewer Rev., 5.00%, 10/1/2027	1,305	1,369
County of Pulaski, Arkansas Children's Hospital Rev., 5.00%, 3/1/2037	500	548
Total Arkansas		1,917
California — 5.4%
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	7,800	7,707
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (b) (d)	1,500	1,500
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project Rev., AMT, 5.00%, 7/1/2036 (d)	500	538
California Statewide Communities Development Authority Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	2,500	2,729
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (d)	1,500	1,104
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	200	152
CSCDA Community Improvement Authority, Essential Housing, Senior Lien Series 2021A-1, Rev., 2.45%, 2/1/2047 (d)	1,370	1,077
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2015A, Rev., 5.00%, 6/1/2025 (e)	4,950	5,040
Lompoc Valley Medical Center GO, 5.00%, 8/1/2024	15	15
Los Angeles Community College District, Election of 2008 Series G, GO, 4.00%, 8/1/2024 (e)	145	145
Los Angeles Unified School District Series 2024A, GO, 5.00%, 7/1/2034	2,230	2,631
Ontario Public Financing Authority Series 2022A, Rev., AGM, 5.00%, 11/1/2030	140	158
Sacramento Municipal Utility District Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2028	1,290	1,316
Southern California Public Power Authority Series 2024-1, Rev., 5.00%, 7/1/2044 (c)	3,325	3,699
Vista Unified School District Series 2022B, GO, 5.00%, 8/1/2033	365	426
Total California		28,237
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Tax Aware Fund	5

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — 2.9%
Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2037	425	467
Boulder Valley School District No. Re-2 Boulder GO, 4.13%, 12/1/2046	3,900	3,894
City and County of Denver, Airport System
Series 2022D, Rev., AMT, 5.50%, 11/15/2032	2,250	2,577
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	5,000	5,495
Denver Health and Hospital Authority Series 2019A, Rev., 4.00%, 12/1/2037	1,000	918
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032	500	506
Jefferson County School District R-1 GO, 5.00%, 12/15/2035	515	553
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	481	356
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.50%, 12/1/2037	825	712
Total Colorado		15,478
Connecticut — 1.2%
City of Norwalk GO, 4.25%, 8/15/2048	1,100	1,107
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	1,000	965
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2022A, Rev., 5.00%, 7/1/2031	1,250	1,413
Series 2022B, Rev., 5.00%, 7/1/2031	2,500	2,826
Total Connecticut		6,311
District of Columbia — 0.0% ^
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019A, Rev., 5.00%, 10/1/2036	270	286
Florida — 2.3%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (d)	175	137
City of Melbourne Water and Sewer Series 2023, Rev., 5.00%, 11/15/2039	2,355	2,623
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053 (c)	2,000	2,071
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects Series 2022B, Rev., 5.00%, 7/1/2031	165	169
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (d)	100	102
JEA Electric System Series 2017 B, Rev., 5.00%, 10/1/2031	4,000	4,195
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Lee County Industrial Development Authority, Cypress Cove at Healthpeak Florida, Inc., Project Series 2022B2, Rev., 3.25%, 10/1/2026	655	629
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	1,000	1,076
Palm Beach County School District COP, 5.00%, 8/1/2036	1,000	1,139
Total Florida		12,141
Georgia — 3.5%
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2040	2,920	3,273
City of Atlanta
Series 2021C, Rev., AMT, 5.00%, 7/1/2029	1,160	1,239
Series 2021B, Rev., 4.00%, 7/1/2040	1,850	1,841
Development Authority of Burke County (The) Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	500	493
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (b)	1,250	1,252
Georgia Ports Authority Rev., 4.00%, 7/1/2052	1,500	1,438
Lee County School District GO, 5.00%, 2/1/2030	325	347
Main Street Natural Gas, Inc., Gas Supply
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	1,000	1,050
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,300	1,350
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	3,445	3,638
Rome Building Authority, Rome City School Project
Series 2023, Rev., 5.00%, 3/1/2037	600	683
Series 2023, Rev., 5.00%, 3/1/2038	1,375	1,546
Series 2023, Rev., 5.00%, 3/1/2039	185	206
Total Georgia		18,356
Illinois — 5.0%
Chicago Midway International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2030	4,000	4,294
Chicago O'Hare International Airport, Senior Lien Series 2023A, Rev., AMT, 5.00%, 1/1/2033	4,310	4,757
City of Chicago, Second Lien Waterworks Project Rev., 5.00%, 11/1/2029	1,000	1,006
Cook County Community Consolidated School District No. 15 Palatine GO, 5.00%, 12/1/2038	500	546
Illinois Finance Authority, Depaul College Prep Project Series 2023A, Rev., 4.50%, 8/1/2033 (d)	775	794
Illinois Finance Authority, Plymouth Place, Inc. Series 2022B-1, Rev., 6.00%, 5/25/2024	10	10
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Tax Aware Fund	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Smith Crossing
Rev., 4.00%, 10/15/2029	150	140
Rev., 4.00%, 10/15/2030	100	93
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA/ FHLMC, 6.00%, 10/1/2054	1,000	1,078
Illinois State Toll Highway Authority Series 2023A, Rev., 5.00%, 1/1/2042	1,000	1,083
Regional Transportation Authority Series 2002A, Rev., NATL -RE, 6.00%, 7/1/2024	750	752
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	5,000	5,086
Series 2022A, GO, 5.00%, 3/1/2033	6,000	6,586
Total Illinois		26,225
Indiana — 1.9%
City of Valparaiso Rev., 5.38%, 12/1/2041 (d)	200	156
Fort Wayne Community School Building Corp., Fort Wayne Community Schools Rev., 5.00%, 7/15/2038	650	714
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 2/1/2026	1,000	1,001
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 7/15/2026	700	723
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2043	425	435
Indiana Finance Authority, DePauw University
Series 2022A, Rev., 5.00%, 7/1/2029	200	208
Series 2022A, Rev., 5.00%, 7/1/2030	230	241
Series 2022A, Rev., 5.00%, 7/1/2031	230	243
Series 2022A, Rev., 5.00%, 7/1/2032	230	244
Indiana Housing and Community Development Authority, Vita of New Whiteland Project Rev., 6.75%, 1/1/2043	2,000	1,985
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,055
Total Indiana		10,005
Kansas — 0.1%
City of Topeka, Kansas Health Care Facilities Series 2022B, Rev., 5.13%, 12/1/2026	250	249
City of Wichita Series 2016B, Rev., 4.00%, 10/1/2026	125	127
Total Kansas		376
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — 0.6%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	740	730
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (d)	2,400	2,393
Total Kentucky		3,123
Louisiana — 2.7%
Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031 (d)	290	269
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (b)	3,500	3,463
State of Louisiana Gasoline and Fuels Tax Series A, Rev., 4.50%, 5/1/2025 (e)	8,000	8,085
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023 A-2, Rev., VRDO, LOC : TD Bank NA, 3.10%, 5/1/2024 (b)	2,500	2,500
Total Louisiana		14,317
Maine — 0.2%
Maine Health and Higher Educational Facilities Authority Series 2023A, Rev., AGM, 5.00%, 7/1/2026	200	206
Maine Municipal Bond Bank Series 2022A, Rev., 5.00%, 11/1/2033	800	916
Total Maine		1,122
Maryland — 0.8%
County of Howard Series 2021A, GO, 5.00%, 8/15/2024	2,370	2,378
County of Montgomery Series 2022A, GO, 5.00%, 8/1/2026	1,020	1,059
State of Maryland Series 2021-A, GO, 4.00%, 8/1/2036	590	614
Total Maryland		4,051
Massachusetts — 2.3%
Commonwealth of Massachusetts
Series 2018B, GO, 5.00%, 1/1/2030	1,415	1,512
Series 2024A, GO, 5.00%, 1/1/2041	1,000	1,112
Series 2022 E, GO, 5.00%, 11/1/2049	3,030	3,228
Commonwealth of Massachusetts Transportation Fund Series 2015 A, Rev., 5.00%, 6/1/2028	1,000	1,016
Massachusetts Clean Water Trust (The)
Series 2023, Rev., 5.00%, 2/1/2037	250	287
Series 25B, Rev., 5.00%, 2/1/2037	400	460
Series 2023, Rev., 5.00%, 2/1/2038	175	199
Series 25B, Rev., 5.00%, 2/1/2038	300	341
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Tax Aware Fund	7

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Series 25B, Rev., 5.00%, 2/1/2039	250	281
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.25%, 7/1/2048	1,000	1,059
Series 2023G, Rev., 4.38%, 7/1/2052	700	660
Massachusetts Development Finance Agency, Salem Community Corp.
Rev., 5.00%, 1/1/2026	290	287
Rev., 5.00%, 1/1/2027	300	296
Rev., 5.00%, 1/1/2028	265	260
Rev., 5.00%, 1/1/2029	500	488
Rev., 5.00%, 1/1/2030	230	223
Rev., 5.00%, 1/1/2031	245	237
Rev., 5.13%, 1/1/2040	100	92
Total Massachusetts		12,038
Michigan — 0.3%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	400	416
Eastern Michigan University, Board of Regents Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,041
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	125	124
Total Michigan		1,581
Minnesota — 2.0%
Chisholm Independent School District No. 695 Series 2023A, GO, Zero Coupon, 2/1/2039	600	311
County of Hennepin Series 2018 A, GO, 5.00%, 12/1/2029	1,010	1,080
Metropolitan Council, Minneapolis St. Paul Metropolitan Area Series 2023C, GO, 4.00%, 3/1/2042	4,965	4,926
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 2022A, Rev., 5.00%, 10/1/2025	170	173
Series 2022A, Rev., 5.00%, 10/1/2027	275	288
Series 2022A, Rev., 5.00%, 10/1/2028	290	308
Series 2022B, Rev., 5.00%, 10/1/2028	655	696
Series 2022A, Rev., 5.00%, 10/1/2029	315	340
Series 2022A, Rev., 5.00%, 10/1/2030	225	246
Series 2022A, Rev., 5.00%, 10/1/2031	350	382
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Minnesota — continued
Series 2022A, Rev., 5.00%, 10/1/2032	245	267
Minnesota Municipal Gas Agency Series Subseries,2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2027	1,435	1,438
Total Minnesota		10,455
Missouri — 0.4%
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA/ FHLMC, 5.75%, 5/1/2055	1,000	1,076
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	1,000	1,017
Total Missouri		2,093
Nebraska — 0.2%
Nebraska Public Power District Series C, Rev., 5.00%, 1/1/2029	1,040	1,063
Nevada — 0.5%
County of Clark, Nevada Improvement District No. 158 5.00%, 8/1/2034	10	11
State of Nevada Series 2015B, GO, 5.00%, 11/1/2026	2,500	2,535
Total Nevada		2,546
New Hampshire — 0.9%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College Series 2007B, Rev., VRDO, LIQ : Bank of New York Mellon (The), 3.10%, 5/1/2024 (b)	5,000	5,000
New Jersey — 2.4%
Camden County Improvement Authority (The)
Rev., GTD, 5.00%, 1/15/2037	300	336
Rev., 6.00%, 6/15/2042	525	566
Camden County Improvement Authority (The), Camden Prep High School Project
Rev., 4.00%, 7/15/2027 (d)	215	210
Rev., 5.00%, 7/15/2032 (d)	285	294
Rev., 5.00%, 7/15/2042 (d)	585	578
New Jersey Economic Development Authority, Department of the Treasury Series 2014PP, Rev., 5.00%, 6/15/2024 (e)	5,000	5,005
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Tax Aware Fund	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, School Facilities Construction Series 2023RRR, Rev., 5.00%, 3/1/2026	4,500	4,606
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2020AA, Rev., 4.00%, 6/15/2045	1,100	1,043
Total New Jersey		12,638
New Mexico — 0.9%
Albuquerque Municipal School District No. 12, School Building Series 2023A, GO, 5.00%, 8/1/2024	750	752
Loving Municipal School District No. 10
GO, 5.00%, 9/15/2024	430	431
GO, 5.00%, 9/15/2025 (e)	300	306
GO, 5.00%, 9/15/2025	1,090	1,110
GO, 5.00%, 9/15/2026	360	372
GO, 5.00%, 9/15/2027	340	357
GO, 5.00%, 9/15/2028	300	315
State of New Mexico GO, 5.00%, 3/1/2031	755	851
Total New Mexico		4,494
New York — 16.5%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2030	510	541
Rev., 5.00%, 7/1/2034	210	224
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 3.10%, 5/1/2024 (b)	2,500	2,500
City of New York, Fiscal Year 2021
Series 2021F Subseries F-1, GO, 5.00%, 3/1/2036	1,000	1,108
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	2,000	2,195
City of New York, Fiscal Year 2024 Series 2024D, GO, 5.00%, 4/1/2036	7,000	8,038
City of Oneida GO, BAN, 4.50%, 3/28/2025	4,800	4,836
Hudson Yards Infrastructure Corp., Second Indenture Series 2017 A, Rev., 5.00%, 2/15/2031	1,500	1,569
Metropolitan Transportation Authority Series C-1, Rev., 5.25%, 11/15/2028	5,000	5,127
Monroe County Water Authority Rev., 4.00%, 3/1/2050	4,510	4,242
New York City Municipal Water Finance Authority Series 2024, Subseries BB-2, Rev., 5.25%, 6/15/2047	1,000	1,102
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series BB 1A, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.00%, 5/1/2024 (b)	2,700	2,700
Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.10%, 5/1/2024 (b)	3,900	3,900
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 5.00%, 11/1/2025	900	922
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	600	608
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023D, SubseriesD-1, Rev., 5.00%, 11/1/2046	10,000	10,708
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2050	1,500	1,628
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,082
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	971
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2022 Series 2022F, SubseriesF-1, Rev., 5.00%, 2/1/2036	1,005	1,134
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured Series B, Rev., AGM-CR, Zero Coupon, 11/15/2049	8,770	2,411
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,000	734
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	500	352
New York Power Authority Series 2020A, Rev., 4.00%, 11/15/2045	2,250	2,181
New York State Dormitory Authority Series 2024A, Rev., 5.50%, 7/1/2054	1,500	1,685
New York State Dormitory Authority, Personal Income Tax Series 2017A, Rev., 4.00%, 2/15/2034	1,000	1,020
New York State Dormitory Authority, Sales Tax Series A, Rev., 5.00%, 6/14/2024	1,000	1,001
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2042	2,000	1,973
Series 2020A, Rev., 4.00%, 3/15/2047	1,930	1,847
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Tax Aware Fund	9

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Environmental Facilities Corp.
Series 2022B, Rev., 5.00%, 9/15/2031	300	343
Series 2022B, Rev., 5.00%, 9/15/2032	400	464
Series 2022B, Rev., 5.00%, 9/15/2033	565	654
Series 2022B, Rev., 5.00%, 9/15/2034	300	347
Series 2022B, Rev., 5.00%, 9/15/2035	1,000	1,152
Series 2022B, Rev., 5.00%, 9/15/2036	950	1,086
Series 2022B, Rev., 5.00%, 9/15/2037	635	719
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	3,500	3,632
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,000	1,033
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000	1,133
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,700	1,751
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series 2015A, Rev., 5.00%, 10/15/2024 (e)	1,890	1,902
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C-EFRB, Rev., 3.20%, 7/1/2028 (d)	2,825	2,758
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (d)	1,000	978
Total New York		86,291
North Carolina — 1.2%
City of Charlotte Series 2023B, Rev., AMT, 5.00%, 7/1/2048	570	592
City of Wilson Series 2024, Rev., 5.00%, 10/1/2038	325	364
County of Catawba
Rev., 5.00%, 4/1/2038	650	731
Rev., 5.00%, 4/1/2039	425	475
County of Durham Series 2023A, Rev., 5.00%, 6/1/2026	1,285	1,330
County of Wake GO, 5.00%, 4/1/2028	1,315	1,413
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., AGM, 5.00%, 1/1/2029	700	729
Water and Sewer Authority of Cabarrus County Rev., 4.00%, 6/1/2049	900	860
Total North Carolina		6,494
North Dakota — 0.0% ^
North Dakota Building Authority Series 2020A, Rev., 5.00%, 12/1/2035	220	241
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — 2.8%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron Series 2022A, Rev., 5.00%, 11/15/2029	650	708
Butler County Port Authority, Community First Solutions
Series 2021A, Rev., 4.00%, 5/15/2038	110	104
Series 2021A, Rev., 4.00%, 5/15/2039	110	103
Series 2021A, Rev., 4.00%, 5/15/2040	120	112
Series 2021A, Rev., 4.00%, 5/15/2041	125	115
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Rev., 5.00%, 12/1/2028 (b) (d)	2,140	2,160
Ohio Higher Educational Facility Commission, Capital University 2022 Project Rev., 5.00%, 9/1/2030	275	273
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2008-B4, Rev., VRDO, LIQ : Barclays Bank plc, 3.20%, 5/1/2024 (b)	5,000	5,000
Ohio Water Development Authority Series 2021A, Rev., 5.00%, 12/1/2039	1,025	1,127
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2021A, Rev., 4.00%, 12/1/2041	1,195	1,208
Series 2024A, Rev., 5.00%, 12/1/2043 (c)	1,400	1,549
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2023B, Rev., 5.00%, 12/1/2038	1,000	1,126
State of Ohio Series Y, GO, 5.00%, 5/1/2038	1,000	1,130
Total Ohio		14,715
Oklahoma — 0.6%
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,033
Oklahoma Water Resources Board Series 2023 C, Rev., 5.00%, 10/1/2037	810	910
Total Oklahoma		2,943
Oregon — 3.0%
City of Portland, Second Lien Sewer System Series 2014B, Rev., 4.00%, 10/1/2036	2,180	2,183
Hillsboro School District No. 1J GO, 4.00%, 6/15/2035	100	104
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza, Inc. Series 2021B1, Rev., 1.20%, 6/1/2028	1,905	1,676
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 3.25%, 5/1/2024 (b)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Tax Aware Fund	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oregon — continued
Washington & Multnomah Counties School District No. 48J Beaverton Series B, GO, 5.00%, 6/15/2025	1,455	1,479
Yamhill County Hospital Authority, Friendsview Manor Series 2021A, Rev., 5.00%, 11/15/2056	210	161
Total Oregon		15,603
Pennsylvania — 3.7%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2043	1,500	1,644
Bucks County Water and Sewer Authority Series 2022A, Rev., AGM, 5.00%, 12/1/2039	425	465
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	630	637
Rev., 5.00%, 6/1/2026	380	389
Rev., 5.00%, 6/1/2027	500	519
Rev., 5.00%, 6/1/2028	880	928
Rev., 5.00%, 6/1/2029	380	401
Health Care Facilities Authority of Sayre, Guthrie Clinic (The) Rev., (3-MONTH SOFR + 1.04%), 4.53%, 6/1/2024 (f)	500	500
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2043	2,000	1,875
Northampton County General Purpose Authority Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 3.10%, 5/1/2024 (b)	7,000	7,000
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,000	962
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	1,695	1,763
Pennsylvania Turnpike Commission Series 2016A-3, Rev., 5.00%, 12/1/2027	1,445	1,497
Philadelphia Authority for Industrial Development, Holy Family University Rev., 5.00%, 9/1/2029	675	703
Total Pennsylvania		19,283
Puerto Rico — 0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., 4.75%, 7/1/2053	1,500	1,461
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Rev., 5.00%, 5/15/2037	875	949
Rev., 5.00%, 5/15/2041	1,000	1,055
Total Rhode Island		2,004
South Carolina — 0.5%
County of Oconee Series 2023, GO, 5.00%, 4/1/2035	1,240	1,433
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	1,000	1,003
Total South Carolina		2,436
Tennessee — 4.3%
City of Clarksville Series 2021A, Rev., 4.00%, 2/1/2051	2,000	1,907
City of Murfreesboro GO, 5.00%, 6/1/2029	725	794
County of Sumner Series 2021, GO, 5.00%, 6/1/2025	1,750	1,779
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	500	537
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,097
Metropolitan Government of Nashville and Davidson County Series 2024 A, Rev., 5.00%, 5/15/2037	1,000	1,147
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2038	1,500	1,670
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	1,400	1,483
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	7,265	7,204
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	4,685	4,827
Total Tennessee		22,445
Texas — 7.3%
Aledo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	500	541
GO, PSF-GTD, 5.00%, 2/15/2043	2,600	2,801
GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,124
Allen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026 (e)	1,770	1,819
Bryan Independent School District GO, PSF-GTD, 4.00%, 2/15/2032	1,000	1,042
City of Austin, Airport System Rev., AMT, 5.00%, 11/15/2034	1,500	1,645
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Tax Aware Fund	11

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (e)	5,550	6,742
City of Mesquite, Waterworks and Sewer System
Rev., 5.00%, 3/1/2029	655	707
Rev., 5.00%, 3/1/2035	1,000	1,122
City of Round Rock GO, 5.00%, 8/15/2027 (c)	1,240	1,307
County of El Paso GO, 5.00%, 2/15/2032	1,490	1,571
County of Tarrant GO, 5.00%, 7/15/2033	500	564
Crandall Independent School District, Unlimited Tax
GO, PSF-GTD, 4.25%, 2/1/2053	500	486
GO, PSF-GTD, 5.25%, 2/1/2053	500	537
Irving Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2037	1,000	1,125
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	1,000	1,108
McKinney Independent School District GO, PSF-GTD, 5.00%, 2/15/2033	2,650	2,948
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	100	78
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2037	250	277
Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2042	340	367
North Texas Tollway Authority, First Tier Series 2023 A, Rev., 5.00%, 1/1/2026	1,000	1,026
North Texas Tollway Authority, North Texas Tollway System Series A, Rev., 5.00%, 1/1/2035	600	621
North Texas Tollway Authority, Second Tier Series B, Rev., 5.00%, 1/1/2030	400	409
Northwest Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2044	1,000	1,082
Pearland Independent School District Series 2017, GO, PSF-GTD, 5.00%, 2/15/2026	2,000	2,059
Plano Independent School District, Unlimited Tax GO, 5.00%, 2/15/2041	600	652
Taylor Independent School District GO, PSF-GTD, 5.00%, 2/15/2026 (e)	1,150	1,183
Texas Water Development Board Series 2018B, Rev., 5.00%, 10/15/2029	1,000	1,079
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2029	320	339
Rev., 5.00%, 2/1/2030	340	360
Rev., 5.00%, 2/1/2031	355	375
Total Texas		38,096
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — 0.5%
City of Salt Lake City Series 2018A, Rev., AMT, 5.00%, 7/1/2029	2,000	2,095
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (d)	805	809
Total Utah		2,904
Virginia — 1.4%
Henrico County Economic Development Authority, Westminster-Canterbury Corp. Rev., 4.00%, 10/1/2040	330	315
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	1,485	1,485
Virginia Public School Authority, Prince William County Series 2023, Rev., 4.25%, 10/1/2039	5,525	5,759
Total Virginia		7,559
Washington — 4.2%
King County School District No. 403 Renton, Unlimited Tax GO, 4.00%, 12/1/2039	4,610	4,656
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2033	3,750	3,760
Series B, Rev., 5.00%, 3/1/2034	1,000	1,002
State of Washington Series R-2022A, GO, 4.00%, 2/1/2036	4,335	4,538
State of Washington Motor Vehicle Fuel Tax Series 2024 B, GO, 5.00%, 6/1/2045	2,000	2,173
State of Washington, Various Purpose
Series 2023C, GO, 5.00%, 6/1/2041	2,000	2,214
Series 2022C, GO, 5.00%, 2/1/2042	2,000	2,172
Washington State Housing Finance Commission, Bitter Lake Village Associates 1 LP Rev., VRDO, LOC : FNMA, 3.80%, 5/9/2024 (b)	250	250
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	1,415	1,266
Total Washington		22,031
Wisconsin — 4.3%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (d)	130	112
Public Finance Authority, Carmelite System, Inc. (The) Rev., 3.25%, 1/1/2029	860	807
Public Finance Authority, Coral Academy of Science Las Vegas Series 2021A, Rev., 4.00%, 7/1/2030	305	295
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.25%, 7/1/2033	500	564
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Tax Aware Fund	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (d)	105	93
Public Finance Authority, Triad Educational Services, Inc. Rev., 5.00%, 6/15/2032	360	367
Public Finance Authority, Triad Math and Science Academy Co.
Series 2021A, Rev., 4.00%, 6/15/2024	340	339
Series 2021A, Rev., 4.00%, 6/15/2026	370	363
Series 2021A, Rev., 4.00%, 6/15/2028	400	388
Public Finance Authority, Viticus Group Project
Series 2022A, Rev., 4.00%, 12/1/2031 (d)	100	92
Series 2022A, Rev., 4.00%, 12/1/2041 (d)	290	238
State of Wisconsin Series 2021A, GO, 5.00%, 5/1/2036	3,470	3,683
University of Wisconsin Hospitals and Clinics Series 2018 C, Rev., VRDO, LIQ : BMO Harris Bank NA, 3.20%, 5/1/2024 (b)	9,500	9,500
Wisconsin Department of Transportation Series 2017-1, Rev., 5.00%, 7/1/2025	2,000	2,036
Wisconsin Health and Educational Facilities Authority, Marquette University Rev., 5.00%, 10/1/2032	400	430
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 3.10%, 5/1/2024 (b)	2,200	2,200
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA/ FHLMC, 6.00%, 9/1/2054	1,000	1,078
Total Wisconsin		22,585
Total Municipal Bonds (Cost $478,769)		481,434
	SHARES (000)
Short-Term Investments — 6.9%
Investment Companies — 6.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.60% (g) (h) (Cost $36,034)	36,033	36,033
Total Investments — 98.7% (Cost $514,803)		517,467
Other Assets Less Liabilities — 1.3%		6,694
NET ASSETS — 100.0%		524,161

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of April 30, 2024.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of April 30, 2024.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Tax Aware Fund	13

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 5 Year Note	188	06/28/2024	USD	19,700	(112)

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of April 30, 2024 (amounts in thousands):

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.28% at termination	Receive	12/12/2028	USD22,519	—	331	331
CPI-U at termination	2.36% at termination	Receive	12/4/2028	USD19,925	—	218	218
CPI-U at termination	2.36% at termination	Receive	2/8/2029	USD74,079	29	957	986
CPI-U at termination	2.38% at termination	Receive	12/4/2028	USD53,116	(2)	556	554
CPI-U at termination	2.40% at termination	Receive	3/14/2026	USD3,050	—	20	20
CPI-U at termination	2.41% at termination	Receive	11/28/2028	USD18,395	—	159	159
CPI-U at termination	2.44% at termination	Receive	3/4/2026	USD34,708	(81)	308	227
CPI-U at termination	2.45% at termination	Receive	2/6/2034	USD25,132	—	417	417
CPI-U at termination	2.46% at termination	Receive	3/15/2026	USD20,696	6	108	114
CPI-U at termination	2.46% at termination	Receive	3/19/2026	USD5,156	—	27	27
CPI-U at termination	2.49% at termination	Receive	3/18/2026	USD14,325	5	63	68
CPI-U at termination	2.49% at termination	Receive	3/27/2026	USD7,785	—	33	33
CPI-U at termination	2.50% at termination	Receive	3/26/2026	USD59,562	—	247	247
CPI-U at termination	2.50% at termination	Receive	3/22/2034	USD36,909	7	443	450
CPI-U at termination	2.51% at termination	Receive	3/18/2034	USD33,849	63	323	386
CPI-U at termination	2.56% at termination	Receive	11/17/2033	USD13,201	—	83	83
CPI-U at termination	2.58% at termination	Receive	4/4/2034	USD2,000	—	11	11
CPI-U at termination	2.63% at termination	Receive	4/19/2026	USD30,573	—	4	4
					27	4,308	4,335

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at April 30, 2024 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.14%
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Tax Aware Fund	April 30, 2024

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

JPMorgan Tax Aware Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$481,434
Investments in affiliates, at value	36,033
Cash	137
Deposits at broker for futures contracts	273
Deposits at broker for centrally cleared swaps	13,384
Receivables:
Investment securities sold	587
Investment securities sold — delayed delivery securities	845
Fund shares sold	787
Interest from non-affiliates	5,896
Dividends from affiliates	103
Total Assets	539,479
LIABILITIES:
Payables:
Investment securities purchased	4,791
Investment securities purchased — delayed delivery securities	9,738
Fund shares redeemed	175
Variation margin on futures contracts	57
Variation margin on centrally cleared swaps	333
Accrued liabilities:
Investment advisory fees	101
Administration fees	2
Distribution fees	21
Service fees	34
Other	66
Total Liabilities	15,318
Net Assets	$524,161
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Tax Aware Fund	15

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Tax Aware Real Return Fund
NET ASSETS:
Paid-in-Capital	$637,882
Total distributable earnings (loss)	(113,721)
Total Net Assets	$524,161
Net Assets:
Class A	$89,760
Class C	4,673
Class I	327,037
Class R6	102,691
Total	$524,161
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,547
Class C	498
Class I	34,686
Class R6	10,901
Net Asset Value (a):
Class A — Redemption price per share	$9.40
Class C — Offering price per share (b)	9.38
Class I — Offering and redemption price per share	9.43
Class R6 — Offering and redemption price per share	9.42
Class A maximum sales charge	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.77
Cost of investments in non-affiliates	$478,769
Cost of investments in affiliates	36,034
Net upfront payments on centrally cleared swaps	27

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Tax Aware Fund	April 30, 2024

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited)
(Amounts in thousands)

JPMorgan Tax Aware Real Return Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,151
Interest income from affiliates	— (a)
Dividend income from affiliates	472
Total investment income	9,623
EXPENSES:
Investment advisory fees	885
Administration fees	190
Distribution fees:
Class A	113
Class C	17
Service fees:
Class A	113
Class C	6
Class I	383
Custodian and accounting fees	84
Interest expense to affiliates	1
Professional fees	50
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	23
Registration and filing fees	44
Transfer agency fees	5
Other	9
Total expenses	1,936
Less fees waived	(736)
Less expense reimbursements	— (a)
Net expenses	1,200
Net investment income (loss)	8,423

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Tax Aware Fund	17

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
(Amounts in thousands)
JPMorgan Tax Aware Real Return Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(4,962)
Investments in affiliates	1
Futures contracts	687
Swaps	(2,474)
Net realized gain (loss)	(6,748)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	29,042
Investments in affiliates	(1)
Futures contracts	8
Swaps	2,860
Change in net unrealized appreciation/depreciation	31,909
Net realized/unrealized gains (losses)	25,161
Change in net assets resulting from operations	$33,584
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Tax Aware Fund	April 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Tax Aware Real Return Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,423	$16,914
Net realized gain (loss)	(6,748)	(13,611)
Distributions of capital gains received from investment company affiliates	—	2
Change in net unrealized appreciation/depreciation	31,909	7,531
Change in net assets resulting from operations	33,584	10,836
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,455)	(2,668)
Class C	(61)	(118)
Class I	(5,302)	(11,408)
Class R6	(1,861)	(2,501)
Total distributions to shareholders	(8,679)	(16,695)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(7,909)	(49,799)
NET ASSETS:
Change in net assets	16,996	(55,658)
Beginning of period	507,165	562,823
End of period	$524,161	$507,165
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Tax Aware Fund	19

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Aware Real Return Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$11,502	$41,422
Distributions reinvested	1,371	2,473
Cost of shares redeemed	(17,536)	(29,525)
Change in net assets resulting from Class A capital transactions	(4,663)	14,370
Class C
Proceeds from shares issued	570	1,331
Distributions reinvested	53	105
Cost of shares redeemed	(666)	(3,113)
Change in net assets resulting from Class C capital transactions	(43)	(1,677)
Class I
Proceeds from shares issued	80,804	221,642
Distributions reinvested	4,431	7,499
Cost of shares redeemed	(80,235)	(335,369)
Change in net assets resulting from Class I capital transactions	5,000	(106,228)
Class R6
Proceeds from shares issued	10,685	111,066
Distributions reinvested	541	1,137
Cost of shares redeemed	(19,429)	(68,467)
Change in net assets resulting from Class R6 capital transactions	(8,203)	43,736
Total change in net assets resulting from capital transactions	$(7,909)	$(49,799)
SHARE TRANSACTIONS:
Class A
Issued	1,225	4,463
Reinvested	146	267
Redeemed	(1,874)	(3,183)
Change in Class A Shares	(503)	1,547
Class C
Issued	60	144
Reinvested	6	11
Redeemed	(71)	(336)
Change in Class C Shares	(5)	(181)
Class I
Issued	8,609	23,771
Reinvested	471	807
Redeemed	(8,607)	(36,041)
Change in Class I Shares	473	(11,463)
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Tax Aware Fund	April 30, 2024

	JPMorgan Tax Aware Real Return Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class R6
Issued	1,139	11,932
Reinvested	58	123
Redeemed	(2,073)	(7,389)
Change in Class R6 Shares	(876)	4,666
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Tax Aware Fund	21

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Tax Aware Real Return Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$8.95	$0.15	$0.45	$0.60	$(0.15)
Year Ended October 31, 2023	9.06	0.26	(0.11)	0.15	(0.26)
Year Ended October 31, 2022	9.94	0.14	(0.88)	(0.74)	(0.14)
Year Ended October 31, 2021	9.11	0.13	0.84	0.97	(0.14)
Year Ended October 31, 2020	9.25	0.18	(0.13)	0.05	(0.19)
Year Ended October 31, 2019	9.19	0.22	0.07	0.29	(0.23)
Class C
Six Months Ended April 30, 2024 (Unaudited)	8.93	0.12	0.46	0.58	(0.13)
Year Ended October 31, 2023	9.04	0.21	(0.11)	0.10	(0.21)
Year Ended October 31, 2022	9.92	0.09	(0.87)	(0.78)	(0.10)
Year Ended October 31, 2021	9.09	0.08	0.84	0.92	(0.09)
Year Ended October 31, 2020	9.23	0.14	(0.14)	— (f)	(0.14)
Year Ended October 31, 2019	9.17	0.17	0.07	0.24	(0.18)
Class I
Six Months Ended April 30, 2024 (Unaudited)	8.98	0.16	0.45	0.61	(0.16)
Year Ended October 31, 2023	9.09	0.29	(0.12)	0.17	(0.28)
Year Ended October 31, 2022	9.97	0.17	(0.88)	(0.71)	(0.17)
Year Ended October 31, 2021	9.13	0.16	0.84	1.00	(0.16)
Year Ended October 31, 2020	9.27	0.20	(0.13)	0.07	(0.21)
Year Ended October 31, 2019	9.21	0.24	0.07	0.31	(0.25)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	8.97	0.16	0.46	0.62	(0.17)
Year Ended October 31, 2023	9.08	0.30	(0.12)	0.18	(0.29)
Year Ended October 31, 2022	9.96	0.18	(0.88)	(0.70)	(0.18)
Year Ended October 31, 2021	9.13	0.17	0.83	1.00	(0.17)
Year Ended October 31, 2020	9.27	0.23	(0.15)	0.08	(0.22)
Year Ended October 31, 2019	9.21	0.25	0.07	0.32	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Tax Aware Fund	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.40	6.72%	$89,760	0.69%	3.11%	1.02%	32%
8.95	1.60	89,954	0.69	2.83	1.01	60
9.06	(7.46)	77,066	0.74	1.48	1.00	68
9.94	10.68	97,845	0.75	1.33	1.01	7
9.11	0.57	35,094	0.75	1.96	1.01	12
9.25	3.14	39,846	0.76	2.32	0.99	4

9.38	6.47	4,673	1.19	2.61	1.53	32
8.93	1.08	4,493	1.19	2.31	1.52	60
9.04	(7.93)	6,183	1.24	0.98	1.50	68
9.92	10.17	7,095	1.25	0.84	1.51	7
9.09	0.04	2,859	1.25	1.50	1.51	12
9.23	2.60	8,353	1.26	1.85	1.48	4

9.43	6.83	327,037	0.44	3.36	0.77	32
8.98	1.84	307,086	0.44	3.06	0.75	60
9.09	(7.20)	415,000	0.49	1.74	0.75	68
9.97	11.04	429,314	0.50	1.61	0.76	7
9.13	0.82	214,709	0.50	2.24	0.75	12
9.27	3.38	384,626	0.51	2.58	0.73	4

9.42	6.89	102,691	0.34	3.46	0.52	32
8.97	1.95	105,632	0.34	3.20	0.51	60
9.08	(7.11)	64,574	0.39	1.90	0.50	68
9.96	11.04	31,580	0.40	1.76	0.51	7
9.13	0.92	22,231	0.40	2.48	0.49	12
9.27	3.49	316,009	0.41	2.70	0.48	4
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Tax Aware Fund	23

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following is a separate fund of the Trust (the "Fund") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Tax Aware Real Return Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of the Fund is to seek to maximize after-tax inflation protected return.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund's prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.

24	J.P. Morgan Tax Aware Fund	April 30, 2024

Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$481,434	$—	$481,434
Short-Term Investments
Investment Companies	36,033	—	—	36,033
Total Investments in Securities	$36,033	$481,434	$—	$517,467
Appreciation in Other Financial Instruments
Swaps	$—	$4,308	$—	$4,308
Depreciation in Other Financial Instruments
Futures Contracts	(112)	—	—	(112)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(112)	$4,308	$—	$4,196
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of April 30, 2024, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of April 30, 2024, which are shown as a Receivable for Investment securities sold - delayed delivery securities and/or a Payable for Investment securities purchased - delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at April 30, 2024 are detailed on the SOI, if any.

April 30, 2024	J.P. Morgan Tax Aware Fund	25

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended April 30, 2024.
E. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.60% (a) (b)	$35,872	$125,764	$125,603	$1	$(1)	$36,033	36,033	$472	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
F. Futures Contracts— The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures

26	J.P. Morgan Tax Aware Fund	April 30, 2024

contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Swaps— The Fund engaged in various swap transactions to manage interest rate (e.g., duration, yield curve) and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/ depreciation on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

April 30, 2024	J.P. Morgan Tax Aware Fund	27

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.
(1) Summary of Derivatives Information—The following table presents the value of derivatives held as of April 30, 2024, by its primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:
Interest Rate Risk Exposure:
Swaps at Value (Assets) *	$4,335
Unrealized Depreciation on Futures Contracts **	(112)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts **	(112)
Swaps at Value *	4,335

*	Includes the fair value of centrally cleared swap contracts as reported on the SOI. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
**	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOI. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivatives on the Statement of Operations for the six months ended April 30, 2024, by primary underlying risk exposure:
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$687
Swap Contracts	(1,890)
Credit Exposure Risk:
Swap Contracts	(584)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	8
Swap Contracts	2,955
Credit Exposure Risk:
Swap Contracts	(95)
Derivatives Volume
The table below discloses the volume of the Fund's futures contracts and swaps activity during the six months ended April 30, 2024. Please refer to the table in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

Futures Contracts:
Average Notional Balance Long	$5,572
Ending Notional Balance Long	19,700
Interest Rate-Related Swaps (Inflation-Linked Swaps) :
Average Notional Balance - Pays Fixed Rate	450,602
Ending Notional Balance - Pays Fixed Rate	474,980
Credit Default Swaps:
Average Notional Balance - Buy Protection	4,264

28	J.P. Morgan Tax Aware Fund	April 30, 2024

H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.
I. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Fund for the six months ended April 30, 2024 are as follows:
	Class A	Class C	Class I	Class R6	Total
Transfer agency fees	$2	$— (a)	$2	$1	$5

(a)	Amount rounds to less than one thousand.
J. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2024, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund's principal underwriter and promotes and arranges for the sale of the Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Fund do not charge a distribution fee. The Distribution Plan provides that the Fund shall pay, with respect to

April 30, 2024	J.P. Morgan Tax Aware Fund	29

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2024, JPMDS retained the following:
Front-End Sales Charge	CDSC
$1	$—
D. Service Fees— The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
0.70%	1.20%	0.45%	0.35%
The expense limitation agreements were in effect for the six months ended April 30, 2024 and the contractual expense limitation percentages in the table above are in place until at least February 28, 2025.
For the six months ended April 30, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total
$250	$167	$302	$719
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

30	J.P. Morgan Tax Aware Fund	April 30, 2024

The amount of these waivers resulting from investments in these money market funds for the six months ended April 30, 2024 was $17.
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the six months ended April 30, 2024, the amount of this reimbursement was less than one thousand.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended April 30, 2024, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$151,036	$156,790
During the six months ended April 30, 2024, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$514,830	$11,399	$4,539	$6,860
At October 31, 2023, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term	Long-Term
$90,129	$23,715
6. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken

April 30, 2024	J.P. Morgan Tax Aware Fund	31

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Fund did not utilize the Credit Facility during the six months ended April 30, 2024.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of April 30, 2024, the Fund had three individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the Fund's outstanding shares, and collectively owning 46.1% of the Fund’s outstanding shares.
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund invests in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund’s investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Fund invests primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer's ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers' ratings and the Fund's ability to collect principal and interest, in the event of an issuer's default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The Fund is subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to

32	J.P. Morgan Tax Aware Fund	April 30, 2024

which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

April 30, 2024	J.P. Morgan Tax Aware Fund	33

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2023, and continued to hold your shares at the end of the reporting period, April 30, 2024.
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Tax Aware Real Return Fund
Class A
Actual	$1,000.00	$1,067.20	$3.55	0.69%
Hypothetical	1,000.00	1,021.43	3.47	0.69
Class C
Actual	1,000.00	1,064.70	6.11	1.19
Hypothetical	1,000.00	1,018.95	5.97	1.19
Class I
Actual	1,000.00	1,068.30	2.26	0.44
Hypothetical	1,000.00	1,022.68	2.21	0.44
Class R6
Actual	1,000.00	1,068.90	1.75	0.34
Hypothetical	1,000.00	1,023.17	1.71	0.34

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

34	J.P. Morgan Tax Aware Fund	April 30, 2024

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The JPMorgan Tax Aware Real Return Fund (the “Fund”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Fund to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.1
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2024, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of the Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review the Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of the Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether the Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for the Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether the Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether the Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Fund during the Program Reporting Period.
1 Effective July 24, 2024, the J.P. Morgan Funds will implement the Tailored Shareholder Reports for Mutual Funds and Exchanged-Traded Funds Rule. This rule rescinds the currently-required statement regarding the operation and effectiveness of a fund’s Liquidity Risk Management Program from the shareholder report.

April 30, 2024	J.P. Morgan Tax Aware Fund	35

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Fund.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. April 2024.
SAN-TA-424

Semi-Annual Report
J.P. Morgan Funds
April 30, 2024 (Unaudited)
JPMorgan Global Allocation Fund
JPMorgan Income Builder Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
June 18, 2024 (Unaudited)
Dear Shareholder,
Global financial markets largely generated positive returns through the first half of this year, led by rising equity prices in the U.S. and many other developed markets. While the U.S. economy slowed during the six months through April 2024, growth remained positive amid strong consumer spending and business investment.
“The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation.” — Brian S. Shlissel
The U.S. Federal Reserve (the “Fed”) and other leading central banks held rates in check throughout the six months ended April 30, 2024, as inflationary pressures continued to recede, though not as rapidly as Fed policymakers had sought. However, the potential for interest rate reductions later this year has provided some optimism among financial markets.
Meanwhile, an extended period of real growth in wages and historically low unemployment helped drive U.S. consumer spending during the period even as interest rates remained at decade highs and household savings rates diminished.
Investment spending also proved to be resilient as corporate balance sheets largely remained healthy, federal government spending supported select industries and demand surged for artificial intelligence technologies.
The U.S. economic expansion has entered its fifth year, led by consumer spending, an increase in immigrant workers and receding inflation. While slower but positive growth may leave the U.S. economy vulnerable to unforeseen shocks from geo-political events, the broad outlook could continue to support financial markets into 2025. We believe that investors who remain patient and hold a properly diversified portfolio are likely to continue to benefit from current trends in financial markets and the broader economy.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Funds
J.P. Morgan Asset Management
1-800-480-4111 or www.jpmorganfunds.com for more information

April 30, 2024	J.P. Morgan Funds	1

J.P. Morgan Funds
MARKET OVERVIEW
SIX MONTHS ENDED April 30, 2024 (Unaudited)
Financial markets rallied through the first five months of the period as leading central banks responded to receding inflation by holding interest rates at extant levels. Equities outperformed bonds but both asset classes generated positive returns for the full six month period. However, prices for developed market equities fell in April 2024, while emerging markets equities rose slightly.
By the start of November 2024, the European Central Bank, the Bank of England and the U.S. Federal Reserve (the “Fed”) had each independently halted any further increases in interest rates. Further, each of the central banks stated that they might begin to cut interest rates sometime during 2024.
The news generally fueled investor expectations that central banks might successfully drive down inflation to target levels without pushing national and regional economies into economic recession. Meanwhile, quarterly corporate earnings largely remained better than expected, given the impact of steady but elevated interest rates. Energy prices declined during the period, though the ongoing wars in Ukraine and Israel threatened to impede energy transports.
As a result, investor demand for equities and bonds surged in late 2023 and through the first quarter of 2024. U.S. markets led the outperformance within global equities. The S&P 500 Index reached several new closing highs and reached 5,000 points for the first time in early February, then proceeded to cross the 5,100 and 5,200 in March 2024.
The Index’s performance in 2023 was led by seven large capitalization companies in the information technology and communications sectors: Apple Inc., Amazon.com Inc., Alphabet Inc., Meta Platforms Inc., Microsoft Corp., Nvidia Corp. and Tesla Inc. However, shares of both Apple and Tesla fell in 2024 and the remaining five companies accounted for 74% of the Index’s return for the first four months of 2024.
Increased spending on artificial intelligence technologies drove demand for semiconductors and related equipment, which bolstered the shares of select companies in both developed and emerging markets. Notably, equity prices in Japan rose amid an improved economic outlook.
Within emerging markets equity, India and Turkey outperformed. Equity prices in China recovered somewhat as the government adopted new economic stimulus measures to counter slower consumer spending and long-standing weakness in the country’s property sector.
For the six months ended April 30, 2024, the S&P 500 Index returned 20.98%, the MSCI World Index returned 20.29%, MSCI EAFE Index returned 18.63% and the MSCI Emerging Markets Index returned 15.40%.

2	J.P. Morgan Funds	April 30, 2024

JPMorgan Global Allocation Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class I Shares) *	14.36%
MSCI All Country World Index (net total return)	19.77%
Bloomberg Global Aggregate Index (Unhedged USD)	4.43%
60% MSCI All Country World Index (net total return) / 40% Bloomberg Global Aggregate Index (Unhedged)	13.76%
Net Assets as of 4/30/2024 (In Thousands)	$2,955,200
INVESTMENT OBJECTIVE**
The JPMorgan Global Allocation Fund (the “Fund”) seeks to maximize long-term total return.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended April 30, 2024, the Fund’s Class I Shares underperformed the MSCI All Country World Index (net total return) (the “Benchmark”) and outperformed both the Bloomberg Global Aggregate Index (Unhedged USD) and the 60% MSCI All Country World Index (net total return) / 40% Bloomberg Global Aggregate Index (unhedged).
Relative to the Benchmark, which is an all-equity index, the Fund’s underweight allocation to equity was a leading detractor from performance as equity markets outperformed during the period.
Relative to the 60% MSCI All Country World Index (net total return) / 40% Bloomberg Global Aggregate Index (unhedged), the allocation to developed markets equities and its allocation to a diversified mix of non-government bonds contributed to performance, while the Fund’s overall neutral position in equities was a leading detractor from performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s portfolio managers added to its overall equity allocation, specifically within developed equities. The portfolio managers also added to higher quality corporate credit and decreased the Fund’s overall duration. Duration is a measure of the price sensitivity of a portfolio of bonds relative to changes in interest rates. Generally, bonds of longer duration will experience a larger increase in price compared with shorter duration bonds when interest rates fall.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	2.8%
2.	Amazon.com, Inc.	2.2
3.	NVIDIA Corp.	2.0
4.	Apple, Inc.	1.9
5.	Mastercard, Inc., Class A	1.3
6.	Meta Platforms, Inc., Class A	1.2
7.	UnitedHealth Group, Inc.	1.2
8.	LVMH Moet Hennessy Louis Vuitton SE (France)	1.0
9.	CME Group, Inc.	1.0
10.	U.S. Treasury Notes 4.13%, 1/31/2025	0.9

PORTFOLIO COMPOSITION AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Common Stocks	51.5%
Corporate Bonds	25.3
Foreign Government Securities	13.2
Asset-Backed Securities	4.1
Others (each less than 1.0%)	1.9
Short-Term Investments	4.0

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

April 30, 2024	J.P. Morgan Funds	3

JPMorgan Global Allocation Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 31, 2011
With Sales Charge **		9.06%	2.87%	3.44%	4.34%
Without Sales Charge		14.18	7.71	4.41	4.82
CLASS C SHARES	May 31, 2011
With CDSC ***		12.89	6.23	3.89	4.40
Without CDSC		13.89	7.23	3.89	4.40
CLASS I SHARES	May 31, 2011	14.36	8.00	4.67	5.09
CLASS R2 SHARES	May 31, 2011	13.93	7.29	4.02	4.48
CLASS R3 SHARES	October 1, 2018	14.11	7.60	4.28	4.75
CLASS R4 SHARES	October 1, 2018	14.26	7.92	4.55	5.02
CLASS R5 SHARES	October 1, 2018	14.29	8.00	4.69	5.11
CLASS R6 SHARES	November 1, 2017	14.39	8.15	4.80	5.17

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Class I Shares.
Returns for Class R3 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Global Allocation Fund, the MSCI All Country World Index (net total return), the Bloomberg Global Aggregate Index (Unhedged USD) and 60% MSCI All Country World Index (net total return) / 40% Bloomberg Global Aggregate Index (Unhedged) from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index (net total return), the Bloomberg Global Aggregate Index (Unhedged USD) and 60% MSCI All Country World Index (net total return) / 40% Bloomberg Global Aggregate Index (Unhedged) do not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of 60% MSCI All Country World Index (net total return) / 40% Bloomberg Global Aggregate Index (Unhedged) does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The MSCI All Country World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and

4	J.P. Morgan Funds	April 30, 2024

emerging markets. The Bloomberg Global Aggregate Index (Unhedged USD) provides a broad-based measure of the global investment-grade fixed income markets. Investors cannot invest directly in an index.
Class I Shares have a $1,000,000 minimum initial investment. Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

April 30, 2024	J.P. Morgan Funds	5

JPMorgan Income Builder Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge) *	10.59%
MSCI World Index (net total return)	20.29%
Bloomberg U.S. Aggregate Index	4.97%
60% MSCI World Index (net of total return) / 40% Bloomberg U.S. Aggregate Index	14.00%
Net Assets as of 4/30/2024 (In Thousands)	$8,503,951
INVESTMENT OBJECTIVE**
The JPMorgan Income Builder Fund (the “Fund”) seeks to maximize income while maintaining prospects for capital appreciation.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
For the six months ended April 30, 2024, the Fund’s Class A Shares, without a sales charge, underperformed the MSCI World Index (net total return) (the “Benchmark”), outperformed the Bloomberg U.S. Aggregate Index and underperformed the combined 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index.
Relative to the Benchmark, which is an all-equity index, the Fund’s underweight allocation to equity was a leading detractor from performance as equity markets outperformed fixed income markets during the period.
Relative to the Bloomberg U.S. Aggregate Index, which primarily contains U.S. government bonds, the Fund’s allocation to a more diversified set of corporate bonds was a leading contributor to performance.

Relative to the 60% MSCI World Index / 40% Bloomberg US Aggregate Index, the Fund’s smaller allocation to growth-style equities early in the period was a leading detractor from performance, while the Fund’s allocation to developed market equities and its mix of corporate credit helped relative performance.
HOW WAS THE FUND POSITIONED?
During the period, the Fund’s portfolio managers increased the Fund’s overall equities exposure and maintained its positioning in credit. The portfolio managers also increased the Fund’s allocation to higher yielding strategies, including the use of Single-Security Covered Calls. The portfolio managers sought to balance credit allocations with more conservative exposures through U.S. Treasury futures.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2024		PERCENT OF TOTAL INVESTMENTS
1.	JPMorgan Equity Premium Income ETF	5.2%
2.	JPMorgan Nasdaq Equity Premium Income ETF	4.3
3.	U.S. Treasury Notes 4.13%, 1/31/2025	1.0
4.	Microsoft Corp.	0.7
5.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	0.6
6.	JPMorgan Income ETF	0.5
7.	UnitedHealth Group, Inc.	0.4
8.	CME Group, Inc.	0.4
9.	Coca-Cola Co. (The)	0.3
10.	AbbVie, Inc.	0.3

PORTFOLIO COMPOSITION AS OF April 30, 2024	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	34.5%
Common Stocks	30.0
Exchange-Traded Funds	10.0
Equity Linked Notes	5.6
Collateralized Mortgage Obligations	4.1
Commercial Mortgage-Backed Securities	4.0
Asset-Backed Securities	2.4
Loan Assignments	1.8
Foreign Government Securities	1.5
U.S. Treasury Obligations	1.0
Others (each less than 1.0%)	1.2
Short-Term Investments	3.9

*
The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. Morgan Funds	April 30, 2024

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2024

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 31, 2007
With Sales Charge **		5.65%	(0.36)%	2.10%	3.19%
Without Sales Charge		10.59	4.34	3.06	3.67
CLASS C SHARES	May 31, 2007
With CDSC ***		9.35	2.82	2.54	3.25
Without CDSC		10.35	3.82	2.54	3.25
CLASS I SHARES	May 31, 2007	10.65	4.49	3.21	3.82
CLASS R6 SHARES	November 1, 2017	10.70	4.58	3.29	3.88

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.
TEN YEAR FUND PERFORMANCE (4/30/14 TO 4/30/24)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Income Builder Fund, the MSCI World Index (net total return), the Bloomberg U.S. Aggregate Index and 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index from April 30, 2014 to April 30, 2024. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the MSCI World Index (net total return), the Bloomberg U.S. Aggregate Index and 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index do not reflect the deduction of expenses or a sales charge associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmarks, if applicable. The MSCI World Index (net total return) assumes the dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Bloomberg
U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a

April 30, 2024	J.P. Morgan Funds	7

JPMorgan Income Builder Fund
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast, or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

8	J.P. Morgan Funds	April 30, 2024

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 51.4%
Australia — 0.3%
Ampol Ltd.	1	20
ANZ Group Holdings Ltd.	11	197
APA Group	5	25
Aristocrat Leisure Ltd.	2	54
ASX Ltd.	1	29
Aurizon Holdings Ltd.	7	16
BHP Group Ltd.	18	505
BHP Group Ltd.	101	2,791
BlueScope Steel Ltd.	2	24
Brambles Ltd.	5	48
CAR Group Ltd.	1	28
Cochlear Ltd.	—	49
Coles Group Ltd.	5	51
Commonwealth Bank of Australia	6	445
Computershare Ltd.	2	34
Dexus, REIT	4	18
EBOS Group Ltd.	—	11
Endeavour Group Ltd.	5	18
Fortescue Ltd.	6	102
Glencore plc	38	219
Goodman Group, REIT	6	125
GPT Group (The), REIT	7	19
IDP Education Ltd.	1	10
Insurance Australia Group Ltd.	9	36
Lottery Corp. Ltd. (The)	8	25
Macquarie Group Ltd.	1	159
Medibank Pvt Ltd.	10	23
Mineral Resources Ltd.	1	29
Mirvac Group, REIT	14	19
National Australia Bank Ltd.	11	245
Northern Star Resources Ltd.	4	40
Orica Ltd.	2	20
Origin Energy Ltd.	6	39
Pilbara Minerals Ltd. (a)	10	26
Qantas Airways Ltd. *	3	11
QBE Insurance Group Ltd.	5	62
Ramsay Health Care Ltd.	1	22
REA Group Ltd.	—	22
Reece Ltd.	1	15
Rio Tinto Ltd.	1	112
Rio Tinto plc	4	276
Santos Ltd.	12	57
Scentre Group, REIT	19	38
SEEK Ltd.	1	20
INVESTMENTS	SHARES (000)	VALUE ($000)

Australia — continued
Seven Group Holdings Ltd.	1	14
Sonic Healthcare Ltd.	2	28
South32 Ltd.	16	37
Stockland, REIT	8	24
Suncorp Group Ltd.	5	49
Telstra Group Ltd.	15	35
Transurban Group	11	90
Treasury Wine Estates Ltd.	3	23
Vicinity Ltd., REIT	14	17
Washington H Soul Pattinson & Co. Ltd.	1	18
Wesfarmers Ltd.	4	176
Westpac Banking Corp.	13	211
WiseTech Global Ltd.	1	36
Woodside Energy Group Ltd.	7	123
Woolworths Group Ltd.	4	91
		7,106
Austria — 0.0% ^
Erste Group Bank AG	1	58
Mondi plc	2	30
OMV AG	1	25
Verbund AG	—	19
voestalpine AG	—	11
		143
Belgium — 0.1%
Ageas SA	1	26
Anheuser-Busch InBev SA	3	189
D'ieteren Group	—	18
Elia Group SA/NV	—	10
Groupe Bruxelles Lambert NV	—	24
KBC Group NV	37	2,709
Lotus Bakeries NV	—	20
Sofina SA	—	13
Syensqo SA *	—	25
UCB SA	—	60
Umicore SA	1	15
Warehouses De Pauw CVA, REIT	1	15
		3,124
Brazil — 0.3%
Atacadao SA	209	450
B3 SA - Brasil Bolsa Balcao	143	296
Banco do Brasil SA	197	1,041
Localiza Rent a Car SA	56	534
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	9

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Brazil — continued
Lojas Renner SA	152	448
MercadoLibre, Inc. *	—	589
Petroleo Brasileiro SA (Preference)	243	1,962
Raia Drogasil SA	126	621
TIM SA	214	730
Transmissora Alianca de Energia Eletrica S/A	64	434
Yara International ASA	1	17
		7,122
Burkina Faso — 0.0% ^
Endeavour Mining plc	1	14
Canada — 0.3%
Alimentation Couche-Tard, Inc.	49	2,695
Canadian National Railway Co.	28	3,399
Intact Financial Corp.	17	2,784
		8,878
Chile — 0.0% ^
Antofagasta plc	2	39
Banco Santander Chile	11,521	522
		561
China — 1.4%
Alibaba Group Holding Ltd.	187	1,748
Anjoy Foods Group Co. Ltd., Class A	37	474
BOC Hong Kong Holdings Ltd.	13	38
Budweiser Brewing Co. APAC Ltd. (b)	345	481
Chacha Food Co. Ltd., Class A	83	427
China Construction Bank Corp., Class H	2,914	1,885
China Merchants Bank Co. Ltd., Class H	354	1,535
China Yangtze Power Co. Ltd., Class A	288	1,025
ESR Group Ltd. (b)	6	7
Foshan Haitian Flavouring & Food Co. Ltd., Class A	71	381
Fuyao Glass Industry Group Co. Ltd., Class H (b)	156	936
Ganfeng Lithium Group Co. Ltd., Class A	70	339
H World Group Ltd.	165	613
Haier Smart Home Co. Ltd., Class H	294	1,091
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	196	769
iQIYI, Inc., ADR *	117	568
JD.com, Inc., ADR	67	1,946
JD.com, Inc., Class A	41	585
INVESTMENTS	SHARES (000)	VALUE ($000)

China — continued
Jiangsu Hengli Hydraulic Co. Ltd., Class A	63	439
Kanzhun Ltd., ADR	25	498
Li Auto, Inc., Class A *	21	274
Midea Group Co. Ltd., Class A	109	1,043
NetEase, Inc.	68	1,273
NXP Semiconductors NV	5	1,395
PDD Holdings, Inc., ADR *	8	969
Ping An Insurance Group Co. of China Ltd., Class H	210	954
Prosus NV	5	178
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15	629
Shenzhou International Group Holdings Ltd.	73	719
Silergy Corp.	54	717
SITC International Holdings Co. Ltd.	5	11
Tencent Holdings Ltd.	286	12,573
Wanhua Chemical Group Co. Ltd., Class A	56	687
Weichai Power Co. Ltd., Class H	240	490
Wharf Holdings Ltd. (The)	4	13
Wilmar International Ltd.	9	21
Wuliangye Yibin Co. Ltd., Class A	30	612
Yum China Holdings, Inc.	47	1,711
Zhuzhou CRRC Times Electric Co. Ltd., Class H	122	436
Zijin Mining Group Co. Ltd., Class H	330	720
ZTO Express Cayman, Inc.	22	459
		41,669
Colombia — 0.0% ^
Ecopetrol SA, ADR (a)	26	308
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	—	16
AP Moller - Maersk A/S, Class B	—	22
Carlsberg A/S, Class B	—	48
Coloplast A/S, Class B	1	55
Danske Bank A/S	3	72
Demant A/S *	—	17
DSV A/S	1	91
Genmab A/S *	—	67
Novo Nordisk A/S, Class B	184	23,553
Novonesis (Novozymes) B	1	75
Orsted A/S * (b)	1	37
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Denmark — continued
Pandora A/S	—	46
ROCKWOOL A/S, Class B	—	11
Svitzer A/S *	—	2
Tryg A/S	1	25
Vestas Wind Systems A/S *	4	98
		24,235
Finland — 0.0% ^
Elisa OYJ	—	23
Fortum OYJ	2	21
Kesko OYJ, Class B	1	17
Kone OYJ, Class B	1	60
Metso OYJ	2	27
Neste OYJ	2	35
Nokia OYJ	19	71
Nordea Bank Abp	12	135
Orion OYJ, Class B	—	15
Sampo OYJ, Class A	2	66
Stora Enso OYJ, Class R	2	28
UPM-Kymmene OYJ	2	68
Wartsila OYJ Abp	2	31
		597
France — 3.3%
Accor SA	1	30
Aeroports de Paris SA	—	16
Air Liquide SA	13	2,570
Airbus SE	2	354
Alstom SA	1	16
Amundi SA (b)	—	16
Arkema SA	—	22
AXA SA (a)	7	228
BioMerieux	—	16
BNP Paribas SA	4	270
Bollore SE	3	17
Bouygues SA (a)	1	25
Bureau Veritas SA	1	33
Capgemini SE	1	118
Carrefour SA	2	35
Cie de Saint-Gobain SA	2	131
Cie Generale des Etablissements Michelin SCA	62	2,362
Covivio SA, REIT	—	9
Credit Agricole SA	4	60
Danone SA (a)	2	146
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
Dassault Aviation SA	—	15
Dassault Systemes SE	186	7,313
Edenred SE	1	43
Eiffage SA	—	28
Engie SA * (a)	129	2,246
EssilorLuxottica SA	1	229
Eurazeo SE *	—	14
Gecina SA, REIT	—	17
Getlink SE	1	22
Hermes International SCA	—	278
Ipsen SA	—	17
Kering SA	—	95
Klepierre SA, REIT	1	21
La Francaise des Jeux SAEM (b)	—	14
Legrand SA	122	12,558
L'Oreal SA	1	410
LVMH Moet Hennessy Louis Vuitton SE	36	29,757
Orange SA	7	75
Pernod Ricard SA	1	112
Publicis Groupe SA	1	92
Remy Cointreau SA	—	8
Renault SA	1	34
Rexel SA	1	21
Safran SA	75	16,149
Sartorius Stedim Biotech	—	23
SEB SA	—	10
Societe Generale SA	3	71
Sodexo SA	—	28
Teleperformance SE *	—	19
Thales SA	—	58
TotalEnergies SE	8	572
Unibail-Rodamco-Westfield, REIT *	1	35
Veolia Environnement SA (a)	3	78
Vinci SA	164	19,234
Vivendi SE	2	24
Worldline SA * (b)	1	9
		96,203
Germany — 0.7%
adidas AG	1	141
Allianz SE (Registered)	1	405
BASF SE	3	169
Bayer AG (Registered)	4	104
Bayerische Motoren Werke AG	1	126
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	11

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Bayerische Motoren Werke AG (Preference)	—	22
Bechtle AG	—	14
Beiersdorf AG	—	55
Brenntag SE	1	38
Carl Zeiss Meditec AG	—	15
Commerzbank AG	4	56
Continental AG	—	26
Covestro AG * (b)	1	35
Daimler Truck Holding AG	2	88
Deutsche Bank AG (Registered)	7	112
Deutsche Boerse AG	1	133
Deutsche Lufthansa AG (Registered) *	2	15
Deutsche Post AG	4	151
Deutsche Telekom AG (Registered)	12	269
Dr Ing hc F Porsche AG (Preference) (b)	—	37
E.ON SE	8	108
Evonik Industries AG	1	17
Fresenius Medical Care AG	1	31
Fresenius SE & Co. KGaA	2	46
GEA Group AG *	1	24
Hannover Rueck SE	—	55
Heidelberg Materials AG	—	48
Henkel AG & Co. KGaA	—	27
Henkel AG & Co. KGaA (Preference)	1	49
Infineon Technologies AG	5	165
Knorr-Bremse AG	—	19
LEG Immobilien SE *	—	23
Mercedes-Benz Group AG	3	220
Merck KGaA	—	75
MTU Aero Engines AG	—	47
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	35	15,549
Nemetschek SE	—	18
Porsche Automobil Holding SE (Preference)	1	28
Puma SE	—	18
Rational AG	—	17
Rheinmetall AG	—	87
RWE AG	2	80
SAP SE	4	685
Sartorius AG (Preference)	—	29
Scout24 SE (b)	—	20
Siemens AG (Registered)	3	517
INVESTMENTS	SHARES (000)	VALUE ($000)

Germany — continued
Siemens Energy AG *	2	38
Siemens Healthineers AG (b)	1	57
Symrise AG	1	52
Talanx AG	—	17
Volkswagen AG	—	15
Volkswagen AG (Preference)	1	91
Vonovia SE	3	77
Zalando SE * (b)	1	21
		20,381
Greece — 0.0% ^
Hellenic Telecommunications Organization SA	31	479
Hong Kong — 0.4%
AIA Group Ltd.	635	4,649
CK Asset Holdings Ltd.	7	31
CK Infrastructure Holdings Ltd.	3	17
CLP Holdings Ltd.	6	47
Futu Holdings Ltd., ADR *	—	13
Hang Lung Properties Ltd.	6	7
Hang Seng Bank Ltd.	3	37
Henderson Land Development Co. Ltd.	6	18
HKT Trust & HKT Ltd.	13	14
Hong Kong & China Gas Co. Ltd.	39	30
Hong Kong Exchanges & Clearing Ltd.	187	5,935
Hongkong Land Holdings Ltd.	4	13
Jardine Matheson Holdings Ltd.	1	19
Link, REIT	9	40
MTR Corp. Ltd.	6	20
Power Assets Holdings Ltd.	5	32
Prudential plc	10	87
Sino Land Co. Ltd.	14	15
Sun Hung Kai Properties Ltd.	6	51
Swire Pacific Ltd., Class A	2	13
Swire Properties Ltd.	5	10
Techtronic Industries Co. Ltd.	65	905
WH Group Ltd. (b)	31	22
Wharf Real Estate Investment Co. Ltd.	6	19
		12,044
Hungary — 0.0% ^
OTP Bank Nyrt.	15	767
India — 0.5%
HDFC Bank Ltd., ADR	131	7,557
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
ICICI Bank Ltd., ADR	67	1,846
Infosys Ltd., ADR	90	1,496
Reliance Industries Ltd., GDR (c)	32	2,271
Tata Steel Ltd., GDR (b)	12	237
		13,407
Indonesia — 0.2%
Bank Central Asia Tbk. PT	6,427	3,865
Bank Mandiri Persero Tbk. PT	1,885	797
Bank Rakyat Indonesia Persero Tbk. PT	4,672	1,414
Telkom Indonesia Persero Tbk. PT	3,329	645
		6,721
Ireland — 0.1%
AerCap Holdings NV *	11	932
AIB Group plc	6	29
Bank of Ireland Group plc	4	41
Kerry Group plc, Class A	1	37
Kerry Group plc, Class A	—	12
Kingspan Group plc	—	37
Kingspan Group plc	—	13
Smurfit Kappa Group plc	1	41
		1,142
Israel — 0.0% ^
Azrieli Group Ltd.	—	10
Bank Hapoalim BM	5	42
Bank Leumi Le-Israel BM	6	43
Check Point Software Technologies Ltd. *	—	51
Elbit Systems Ltd.	—	20
Global-e Online Ltd. *	—	12
ICL Group Ltd.	3	13
Israel Discount Bank Ltd., Class A	4	23
Mizrahi Tefahot Bank Ltd.	1	20
Nice Ltd. *	—	51
Teva Pharmaceutical Industries Ltd., ADR *	4	57
Wix.com Ltd. *	—	24
		366
Italy — 0.1%
Amplifon SpA	—	15
Assicurazioni Generali SpA	4	90
Banco BPM SpA	4	28
Coca-Cola HBC AG	1	26
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
Davide Campari-Milano NV	2	22
DiaSorin SpA	—	8
Enel SpA	30	194
Eni SpA	8	128
Ferrari NV	1	189
FinecoBank Banca Fineco SpA	2	34
Infrastrutture Wireless Italiane SpA (b)	1	13
Intesa Sanpaolo SpA	53	199
Leonardo SpA	1	33
Mediobanca Banca di Credito Finanziario SpA	2	26
Moncler SpA	1	51
Nexi SpA * (b)	2	12
Poste Italiane SpA (b)	2	22
Prysmian SpA	1	52
Recordati Industria Chimica e Farmaceutica SpA	—	20
Snam SpA	7	33
Telecom Italia SpA * (a)	36	8
Terna - Rete Elettrica Nazionale	5	41
UniCredit SpA	73	2,667
		3,911
Japan — 2.0%
Advantest Corp.	3	88
Aeon Co. Ltd.	2	50
AGC, Inc.	1	26
Aisin Corp.	1	19
Ajinomoto Co., Inc.	2	67
ANA Holdings, Inc.	1	11
Asahi Group Holdings Ltd.	2	62
Asahi Intecc Co. Ltd.	1	10
Asahi Kasei Corp.	5	32
Astellas Pharma, Inc.	6	62
Azbil Corp.	—	11
Bandai Namco Holdings, Inc.	2	39
Bridgestone Corp.	2	93
Brother Industries Ltd.	1	12
Canon, Inc.	4	100
Capcom Co. Ltd.	1	20
Central Japan Railway Co.	3	64
Chiba Bank Ltd. (The)	2	16
Chubu Electric Power Co., Inc.	2	30
Chugai Pharmaceutical Co. Ltd.	2	80
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	13

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Concordia Financial Group Ltd.	4	21
Dai Nippon Printing Co. Ltd.	1	23
Daifuku Co. Ltd.	1	23
Dai-ichi Life Holdings, Inc.	3	79
Daiichi Sankyo Co. Ltd.	7	226
Daikin Industries Ltd.	14	1,965
Daito Trust Construction Co. Ltd.	—	21
Daiwa House Industry Co. Ltd.	2	62
Daiwa Securities Group, Inc.	5	37
Denso Corp.	7	118
Dentsu Group, Inc.	1	19
Disco Corp.	—	85
East Japan Railway Co.	3	61
Eisai Co. Ltd.	1	37
ENEOS Holdings, Inc.	10	49
FANUC Corp.	3	101
Fast Retailing Co. Ltd.	1	157
Fuji Electric Co. Ltd.	1	31
FUJIFILM Holdings Corp.	4	89
Fujitsu Ltd.	6	93
GLP J-REIT, REIT	—	12
Hamamatsu Photonics KK	1	18
Hankyu Hanshin Holdings, Inc.	1	21
Hikari Tsushin, Inc.	—	16
Hirose Electric Co. Ltd.	—	11
Hitachi Construction Machinery Co. Ltd.	—	11
Hitachi Ltd.	30	2,814
Honda Motor Co. Ltd.	17	191
Hoshizaki Corp.	—	14
Hoya Corp.	17	1,994
Hulic Co. Ltd.	1	13
Ibiden Co. Ltd.	—	15
Idemitsu Kosan Co. Ltd.	3	23
Iida Group Holdings Co. Ltd.	1	6
Inpex Corp.	4	54
Isuzu Motors Ltd.	2	27
ITOCHU Corp.	4	194
Japan Airlines Co. Ltd.	1	9
Japan Exchange Group, Inc.	90	2,098
Japan Metropolitan Fund Invest, REIT	—	15
Japan Post Bank Co. Ltd.	5	54
Japan Post Holdings Co. Ltd.	8	73
Japan Post Insurance Co. Ltd.	1	13
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Japan Real Estate Investment Corp., REIT	—	17
Japan Tobacco, Inc.	4	118
JFE Holdings, Inc.	2	30
Kajima Corp.	1	29
Kansai Electric Power Co., Inc. (The)	3	40
Kao Corp.	2	70
Kawasaki Kisen Kaisha Ltd.	1	21
KDDI Corp.	5	153
KDX Realty Investment Corp., REIT	—	14
Keisei Electric Railway Co. Ltd.	1	19
Keyence Corp.	6	2,683
Kikkoman Corp.	2	30
Kintetsu Group Holdings Co. Ltd.	1	18
Kirin Holdings Co. Ltd.	3	44
Kobe Bussan Co. Ltd.	1	11
Koito Manufacturing Co. Ltd.	1	9
Komatsu Ltd.	3	99
Konami Group Corp.	—	24
Kubota Corp.	4	58
Kyocera Corp.	5	59
Kyowa Kirin Co. Ltd.	1	17
Lasertec Corp.	—	65
LY Corp.	10	24
M3, Inc.	2	18
Makita Corp.	1	23
Marubeni Corp.	5	93
MatsukiyoCocokara & Co.	1	18
Mazda Motor Corp.	2	23
McDonald's Holdings Co. Japan Ltd.	—	13
MEIJI Holdings Co. Ltd.	1	20
MINEBEA MITSUMI, Inc.	1	24
MISUMI Group, Inc.	1	16
Mitsubishi Chemical Group Corp.	4	26
Mitsubishi Corp.	12	286
Mitsubishi Electric Corp.	7	122
Mitsubishi Estate Co. Ltd.	4	73
Mitsubishi HC Capital, Inc.	3	19
Mitsubishi Heavy Industries Ltd.	12	107
Mitsubishi UFJ Financial Group, Inc.	283	2,815
Mitsui & Co. Ltd.	5	227
Mitsui Chemicals, Inc.	1	17
Mitsui Fudosan Co. Ltd.	226	2,297
Mitsui OSK Lines Ltd.	1	38
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Mizuho Financial Group, Inc.	9	170
MonotaRO Co. Ltd.	1	11
MS&AD Insurance Group Holdings, Inc.	4	81
Murata Manufacturing Co. Ltd.	6	115
NEC Corp.	1	65
Nexon Co. Ltd.	1	20
NIDEC Corp.	2	70
Nintendo Co. Ltd.	4	185
Nippon Building Fund, Inc., REIT	—	23
Nippon Express Holdings, Inc.	—	10
Nippon Paint Holdings Co. Ltd.	3	22
Nippon Prologis REIT, Inc., REIT	—	14
Nippon Sanso Holdings Corp.	1	18
Nippon Steel Corp.	3	70
Nippon Telegraph & Telephone Corp.	108	117
Nippon Yusen KK	2	48
Nissan Chemical Corp.	—	14
Nissan Motor Co. Ltd.	9	32
Nissin Foods Holdings Co. Ltd.	1	21
Nitori Holdings Co. Ltd.	—	40
Nitto Denko Corp.	1	41
Nomura Holdings, Inc.	11	63
Nomura Real Estate Holdings, Inc.	—	8
Nomura Real Estate Master Fund, Inc., REIT	—	13
Nomura Research Institute Ltd.	1	34
NTT Data Group Corp.	2	36
Obayashi Corp.	2	26
Obic Co. Ltd.	—	39
Odakyu Electric Railway Co. Ltd.	1	14
Olympus Corp.	4	60
Omron Corp.	1	21
Ono Pharmaceutical Co. Ltd.	1	17
Oracle Corp.	—	8
Oriental Land Co. Ltd.	4	108
ORIX Corp.	4	86
Osaka Gas Co. Ltd.	1	29
Otsuka Corp.	1	16
Otsuka Holdings Co. Ltd.	2	64
Pan Pacific International Holdings Corp.	1	35
Panasonic Holdings Corp.	8	69
Rakuten Group, Inc. *	6	27
Recruit Holdings Co. Ltd.	5	224
Renesas Electronics Corp.	5	88
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Resona Holdings, Inc.	8	49
Ricoh Co. Ltd.	2	17
Rohm Co. Ltd.	1	19
SBI Holdings, Inc.	1	22
SCREEN Holdings Co. Ltd.	—	31
SCSK Corp.	1	9
Secom Co. Ltd.	1	49
Seiko Epson Corp.	1	18
Sekisui Chemical Co. Ltd.	1	17
Sekisui House Ltd.	2	48
Seven & i Holdings Co. Ltd.	8	106
SG Holdings Co. Ltd.	1	13
Sharp Corp. *	1	5
Shimadzu Corp.	1	24
Shimano, Inc.	—	49
Shimizu Corp.	2	11
Shin-Etsu Chemical Co. Ltd.	464	17,945
Shionogi & Co. Ltd.	1	42
Shiseido Co. Ltd.	1	37
Shizuoka Financial Group, Inc.	2	16
SMC Corp.	—	105
SoftBank Corp.	10	127
SoftBank Group Corp.	4	182
Sompo Holdings, Inc.	3	65
Sony Group Corp.	34	2,785
Square Enix Holdings Co. Ltd.	—	11
Subaru Corp.	2	49
SUMCO Corp.	1	19
Sumitomo Corp.	4	97
Sumitomo Electric Industries Ltd.	3	40
Sumitomo Metal Mining Co. Ltd.	1	30
Sumitomo Mitsui Financial Group, Inc.	5	261
Sumitomo Mitsui Trust Holdings, Inc.	2	50
Sumitomo Realty & Development Co. Ltd.	1	35
Suntory Beverage & Food Ltd.	1	20
Suzuki Motor Corp.	6	65
Sysmex Corp.	2	29
T&D Holdings, Inc.	2	29
Taisei Corp.	1	22
Takeda Pharmaceutical Co. Ltd.	6	150
TDK Corp.	1	62
Terumo Corp.	116	1,963
TIS, Inc.	1	17
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	15

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Tobu Railway Co. Ltd.	1	14
Toho Co. Ltd.	—	13
Tokio Marine Holdings, Inc.	234	7,405
Tokyo Electric Power Co. Holdings, Inc. *	5	34
Tokyo Electron Ltd.	2	373
Tokyo Gas Co. Ltd.	1	29
Tokyu Corp.	2	21
TOPPAN Holdings, Inc.	1	21
Toray Industries, Inc.	5	22
TOTO Ltd.	1	14
Toyota Industries Corp.	1	48
Toyota Motor Corp.	38	878
Toyota Tsusho Corp.	1	51
Trend Micro, Inc.	1	25
Unicharm Corp.	2	45
USS Co. Ltd.	2	12
West Japan Railway Co.	2	30
Yakult Honsha Co. Ltd.	1	20
Yamaha Corp.	—	8
Yamaha Motor Co. Ltd.	3	31
Yamato Holdings Co. Ltd.	1	13
Yaskawa Electric Corp.	1	37
Yokogawa Electric Corp.	1	18
Zensho Holdings Co. Ltd.	—	16
ZOZO, Inc.	1	13
		58,015
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	1	14
Luxembourg — 0.0% ^
ArcelorMittal SA	2	46
Eurofins Scientific SE	—	30
		76
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	8	36
Sands China Ltd. *	9	21
		57
Mexico — 0.4%
Fomento Economico Mexicano SAB de CV	37	432
Grupo Aeroportuario del Pacifico SAB de CV, Class B (a)	35	646
INVESTMENTS	SHARES (000)	VALUE ($000)

Mexico — continued
Grupo Aeroportuario del Sureste SAB de CV, ADR (a)	3	1,001
Grupo Financiero Banorte SAB de CV, Class O	137	1,360
Kimberly-Clark de Mexico SAB de CV, Class A	218	455
Regional SAB de CV	46	415
Wal-Mart de Mexico SAB de CV	1,969	7,338
		11,647
Netherlands — 0.8%
ABN AMRO Bank NV, CVA (b)	2	26
Adyen NV * (b)	—	95
Aegon Ltd.	5	33
Akzo Nobel NV	1	40
Argenx SE *	—	1
Argenx SE *	—	78
ASM International NV	—	107
ASML Holding NV	15	13,210
ASR Nederland NV	1	28
BE Semiconductor Industries NV	—	37
Euronext NV (b)	—	28
EXOR NV	—	37
Heineken Holding NV	1	38
Heineken NV	98	9,496
IMCD NV *	—	31
ING Groep NV	12	191
JDE Peet's NV	—	10
Koninklijke Ahold Delhaize NV	4	105
Koninklijke KPN NV	12	44
Koninklijke Philips NV *	3	75
NN Group NV	1	45
OCI NV	—	10
Randstad NV	—	20
Universal Music Group NV	3	87
Wolters Kluwer NV	1	134
		24,006
New Zealand — 0.0% ^
Auckland International Airport Ltd.	5	22
Fisher & Paykel Healthcare Corp. Ltd.	2	36
Mercury NZ Ltd.	2	9
Meridian Energy Ltd.	5	16
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
New Zealand — continued
Spark New Zealand Ltd.	7	19
Xero Ltd. *	—	41
		143
Norway — 0.0% ^
Aker BP ASA	1	28
DNB Bank ASA	3	59
Equinor ASA	3	87
Gjensidige Forsikring ASA	1	12
Kongsberg Gruppen ASA	—	22
Mowi ASA	2	30
Norsk Hydro ASA	5	29
Orkla ASA	3	17
Salmar ASA	—	16
Telenor ASA	2	26
		326
Peru — 0.1%
Credicorp Ltd.	8	1,356
Poland — 0.0% ^
Dino Polska SA * (b)	6	552
Powszechny Zaklad Ubezpieczen SA	39	493
		1,045
Portugal — 0.0% ^
EDP - Energias de Portugal SA *	11	43
Galp Energia SGPS SA	2	36
Jeronimo Martins SGPS SA	1	21
		100
Russia — 0.0% ^
Severstal PAO, GDR ‡ * (b)	58	18
Saudi Arabia — 0.1%
Al Rajhi Bank	55	1,179
Saudi Basic Industries Corp.	28	626
Saudi National Bank (The)	121	1,213
		3,018
Singapore — 0.3%
CapitaLand Ascendas, REIT	13	25
CapitaLand Integrated Commercial Trust, REIT	19	27
CapitaLand Investment Ltd. *	10	18
City Developments Ltd.	2	9
DBS Group Holdings Ltd.	348	8,864
Genting Singapore Ltd.	22	14
INVESTMENTS	SHARES (000)	VALUE ($000)

Singapore — continued
Grab Holdings Ltd., Class A *	7	24
Jardine Cycle & Carriage Ltd.	—	6
Keppel Ltd.	5	26
Mapletree Logistics Trust, REIT	13	12
Mapletree Pan Asia Commercial Trust, REIT	8	8
Oversea-Chinese Banking Corp. Ltd.	12	127
Sea Ltd., ADR *	1	85
Seatrium Ltd. *	160	11
Sembcorp Industries Ltd.	3	13
Singapore Airlines Ltd.	6	26
Singapore Exchange Ltd.	3	21
Singapore Technologies Engineering Ltd.	6	16
Singapore Telecommunications Ltd.	30	52
STMicroelectronics NV	2	98
United Overseas Bank Ltd.	5	102
		9,584
South Africa — 0.2%
Absa Group Ltd.	89	687
Anglo American plc	14	473
Aspen Pharmacare Holdings Ltd.	31	373
Bid Corp. Ltd.	20	464
Capitec Bank Holdings Ltd.	10	1,203
Clicks Group Ltd.	43	666
Shoprite Holdings Ltd.	64	853
		4,719
South Korea — 1.5%
Delivery Hero SE * (b)	1	18
Hana Financial Group, Inc.	20	857
Hyundai Motor Co.	4	731
KB Financial Group, Inc.	30	1,597
Kia Corp.	33	2,828
LG Chem Ltd.	3	916
NAVER Corp.	4	461
Samsung Electronics Co. Ltd.	429	23,835
Samsung Fire & Marine Insurance Co. Ltd.	3	681
SK Hynix, Inc.	90	11,122
SK Telecom Co. Ltd.	8	302
SM Entertainment Co. Ltd.	7	418
S-Oil Corp.	8	400
		44,166
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	17

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — 0.1%
Acciona SA	—	10
ACS Actividades de Construccion y Servicios SA	1	31
Aena SME SA (b)	—	50
Amadeus IT Group SA	2	104
Banco Bilbao Vizcaya Argentaria SA	21	229
Banco Santander SA	59	286
CaixaBank SA	14	72
Cellnex Telecom SA (b)	2	55
EDP Renovaveis SA	1	15
Enagas SA	1	13
Endesa SA	1	21
Grifols SA *	1	10
Iberdrola SA	22	273
Industria de Diseno Textil SA	55	2,524
Redeia Corp. SA	1	24
Repsol SA	4	69
Telefonica SA	18	79
		3,865
Sweden — 0.2%
Alfa Laval AB	1	45
Assa Abloy AB, Class B	4	96
Atlas Copco AB, Class A	167	2,921
Atlas Copco AB, Class B	6	85
Beijer Ref AB (a)	1	20
Boliden AB	1	32
Epiroc AB, Class A	2	44
Epiroc AB, Class B	1	23
EQT AB	1	37
Essity AB, Class B	2	55
Evolution AB (b)	1	74
Fastighets AB Balder, Class B *	2	15
Getinge AB, Class B	1	17
H & M Hennes & Mauritz AB, Class B (a)	2	37
Hexagon AB, Class B	8	79
Holmen AB, Class B	—	11
Husqvarna AB, Class B	1	10
Industrivarden AB, Class A	—	15
Industrivarden AB, Class C	1	18
Indutrade AB	1	23
Investment AB Latour, Class B (a)	1	13
Investor AB, Class B	6	154
L E Lundbergforetagen AB, Class B	—	14
INVESTMENTS	SHARES (000)	VALUE ($000)

Sweden — continued
Lifco AB, Class B	1	20
Nibe Industrier AB, Class B (a)	5	25
Saab AB, Class B (a)	—	23
Sagax AB, Class B	1	19
Sandvik AB	4	77
Securitas AB, Class B (a)	2	18
Skandinaviska Enskilda Banken AB, Class A	6	75
Skanska AB, Class B	1	21
SKF AB, Class B	1	25
Svenska Cellulosa AB SCA, Class B	2	32
Svenska Handelsbanken AB, Class A	5	45
Swedbank AB, Class A	3	59
Swedish Orphan Biovitrum AB *	1	18
Tele2 AB, Class B	2	18
Telefonaktiebolaget LM Ericsson, Class B	11	54
Telia Co. AB	9	19
Volvo AB, Class A	1	19
Volvo AB, Class B	78	1,986
Volvo Car AB, Class B *	3	8
		6,399
Switzerland — 0.4%
ABB Ltd. (Registered)	6	282
Adecco Group AG (Registered)	1	20
Alcon, Inc.	2	139
Avolta AG *	—	14
Bachem Holding AG	—	11
Baloise Holding AG (Registered)	—	25
Banque Cantonale Vaudoise (Registered)	—	16
Barry Callebaut AG (Registered)	—	29
BKW AG	—	11
Chocoladefabriken Lindt & Spruengli AG	—	46
Cie Financiere Richemont SA (Registered)	2	270
Clariant AG (Registered)	1	12
DSM-Firmenich AG	1	76
EMS-Chemie Holding AG (Registered)	—	29
Geberit AG (Registered)	—	66
Givaudan SA (Registered)	—	145
Helvetia Holding AG (Registered)	—	18
Julius Baer Group Ltd.	1	40
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
Kuehne + Nagel International AG (Registered) (a)	—	52
Logitech International SA (Registered)	1	46
Lonza Group AG (Registered)	—	150
Novartis AG (Registered)	8	722
Partners Group Holding AG	—	107
Sandoz Group AG *	2	51
Schindler Holding AG	—	37
Schindler Holding AG (Registered)	—	22
SGS SA (Registered)	1	48
SIG Group AG (a)	1	22
Sika AG (Registered)	1	158
Sonova Holding AG (Registered)	—	51
Straumann Holding AG (Registered)	—	54
Swatch Group AG (The) (a)	—	22
Swatch Group AG (The) (Registered)	—	10
Swiss Life Holding AG (Registered)	—	74
Swiss Prime Site AG (Registered)	—	27
Swisscom AG (Registered)	—	53
Temenos AG (Registered)	—	14
UBS Group AG (Registered)	333	8,751
VAT Group AG (b)	—	50
Zurich Insurance Group AG	1	257
		12,027
Taiwan — 1.8%
Accton Technology Corp.	37	518
Advantech Co. Ltd.	41	478
ASE Technology Holding Co. Ltd.	142	639
ASPEED Technology, Inc.	7	655
Chailease Holding Co. Ltd.	84	444
Delta Electronics, Inc.	45	441
eMemory Technology, Inc.	3	202
Largan Precision Co. Ltd.	9	600
Quanta Computer, Inc.	102	801
Realtek Semiconductor Corp.	64	1,010
Taiwan Semiconductor Manufacturing Co. Ltd.	939	22,483
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	183	25,053
Wiwynn Corp.	8	569
		53,893
Thailand — 0.1%
PTT Exploration & Production PCL	142	600
INVESTMENTS	SHARES (000)	VALUE ($000)

Thailand — continued
Siam Cement PCL (The) (Registered)	57	379
Thai Oil PCL	588	857
		1,836
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	3	— (d)
United Kingdom — 1.8%
3i Group plc	104	3,708
abrdn plc	7	12
Admiral Group plc	1	32
Anglogold Ashanti plc	15	338
Ashtead Group plc	2	115
Associated British Foods plc	1	41
AstraZeneca plc	75	11,294
Auto Trader Group plc (b)	3	29
Aviva plc	10	58
BAE Systems plc	11	183
Barclays plc	55	138
Barratt Developments plc	4	20
Berkeley Group Holdings plc	—	22
British American Tobacco plc	7	216
BT Group plc	23	30
Bunzl plc	1	47
Burberry Group plc	1	19
Centrica plc	20	31
CK Hutchison Holdings Ltd.	9	48
Coca-Cola Europacific Partners plc	1	54
Compass Group plc	6	173
Croda International plc	—	28
DCC plc	—	24
Diageo plc	273	9,450
Endava plc, ADR *	6	177
Entain plc	2	22
Flutter Entertainment plc *	1	119
Halma plc	1	37
Hargreaves Lansdown plc	1	13
HSBC Holdings plc	70	603
HSBC Holdings plc (a)	100	856
Imperial Brands plc	3	70
Informa plc	5	49
InterContinental Hotels Group plc	23	2,229
Intertek Group plc	1	36
J Sainsbury plc	6	20
JD Sports Fashion plc	9	13
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	19

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Kingfisher plc	7	21
Land Securities Group plc, REIT	3	21
Legal & General Group plc	22	64
Lloyds Banking Group plc	6,008	3,877
London Stock Exchange Group plc	2	167
M&G plc	8	20
Melrose Industries plc	5	38
National Grid plc	13	177
NatWest Group plc	21	78
Next plc	—	49
Ocado Group plc *	2	9
Pearson plc	2	28
Persimmon plc	1	19
Phoenix Group Holdings plc	3	16
Reckitt Benckiser Group plc	3	145
RELX plc	158	6,495
RELX plc	88	3,632
Rentokil Initial plc	9	46
Rolls-Royce Holdings plc *	31	157
Sage Group plc (The)	4	54
Schroders plc	3	13
Segro plc, REIT	5	48
Severn Trent plc	1	30
Smith & Nephew plc	3	38
Smiths Group plc	1	25
Spirax-Sarco Engineering plc	—	29
SSE plc	292	6,079
St. James's Place plc	2	11
Standard Chartered plc	8	71
Taylor Wimpey plc	13	21
TechnipFMC plc (a)	59	1,514
Tesco plc	26	94
Unilever plc	9	470
United Utilities Group plc	2	32
Vodafone Group plc	84	70
Whitbread plc	1	27
Wise plc, Class A *	2	21
WPP plc	4	39
		54,099
United States — 33.1%
AbbVie, Inc.	82	13,401
Advanced Micro Devices, Inc. *	45	7,167
AES Corp. (The)	9	158
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Air Lease Corp.	20	989
Albertsons Cos., Inc., Class A	12	255
Alcoa Corp.	14	474
Align Technology, Inc. *	2	430
Alnylam Pharmaceuticals, Inc. *	3	422
Alphabet, Inc., Class C *	37	6,155
Amazon.com, Inc. *	360	63,024
American Airlines Group, Inc. *	22	293
American Express Co.	2	502
American Homes 4 Rent, Class A, REIT	10	345
AMETEK, Inc.	7	1,278
Analog Devices, Inc.	39	7,738
Apple Hospitality REIT, Inc., REIT	13	196
Apple, Inc.	323	55,081
Arch Capital Group Ltd. *	2	190
Archer-Daniels-Midland Co.	6	335
Arista Networks, Inc. *	3	803
AutoZone, Inc. *	3	8,760
Axalta Coating Systems Ltd. *	9	292
Baker Hughes Co.	11	350
Bank of America Corp.	446	16,488
Bath & Body Works, Inc.	7	306
Baxter International, Inc.	6	226
Berkshire Hathaway, Inc., Class B *	9	3,560
Best Buy Co., Inc.	3	200
Biogen, Inc. *	1	196
BioMarin Pharmaceutical, Inc. *	3	269
BJ's Wholesale Club Holdings, Inc. *	9	649
Blackstone, Inc.	13	1,534
Block, Inc. *	7	499
Booking Holdings, Inc.	—	1,633
Booz Allen Hamilton Holding Corp.	7	1,046
Boston Scientific Corp. *	63	4,514
BP plc	807	5,204
Bristol-Myers Squibb Co.	37	1,632
Brixmor Property Group, Inc., REIT	15	328
Broadcom, Inc.	3	3,573
Burlington Stores, Inc. *	1	203
Cadence Design Systems, Inc. *	3	744
Capital One Financial Corp.	9	1,225
Capri Holdings Ltd. *	5	189
Cardinal Health, Inc.	11	1,164
Carlisle Cos., Inc.	1	448
Carnival Corp. *	29	435
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Carrier Global Corp.	18	1,126
Carter's, Inc.	3	234
CBRE Group, Inc., Class A *	3	221
CDW Corp.	1	198
Cencora, Inc. (a)	3	660
Charles Schwab Corp. (The)	73	5,410
Chemours Co. (The)	35	930
Chevron Corp.	95	15,255
Chubb Ltd.	1	343
Cigna Group (The)	1	347
Cisco Systems, Inc.	4	192
Citigroup, Inc.	31	1,887
Citizens Financial Group, Inc.	10	337
Claire's Stores, Inc. ‡ *	—	57
CME Group, Inc.	134	28,133
CMS Energy Corp.	6	388
CNA Financial Corp.	5	230
Coca-Cola Co. (The)	236	14,570
Columbia Sportswear Co.	2	125
Confluent, Inc., Class A *	24	680
ConocoPhillips	38	4,809
Constellation Brands, Inc., Class A	4	981
Cooper Cos., Inc. (The)	10	898
Copart, Inc. *	25	1,374
Corning, Inc.	6	211
Corpay, Inc. *	3	1,016
Coterra Energy, Inc.	8	224
CRH plc	3	196
Crowdstrike Holdings, Inc., Class A *	4	1,098
CSL Ltd.	2	312
CSX Corp.	20	649
CVS Health Corp.	20	1,320
CyberArk Software Ltd. *	—	36
Deere & Co.	29	11,356
Delta Air Lines, Inc.	12	575
Dick's Sporting Goods, Inc.	2	332
Digital Realty Trust, Inc., REIT	29	4,012
Dollar Tree, Inc. *	6	757
Dominion Energy, Inc.	111	5,666
Domino's Pizza, Inc.	1	708
DoorDash, Inc., Class A *	8	1,078
Dover Corp.	3	494
Dow, Inc.	117	6,636
EastGroup Properties, Inc., REIT	1	147
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Eaton Corp. plc	2	501
Edison International	4	267
Elanco Animal Health, Inc. *	9	116
elf Beauty, Inc. *	5	825
Eli Lilly & Co.	5	3,880
Emerson Electric Co.	8	878
Energizer Holdings, Inc.	7	189
Entegris, Inc.	9	1,243
Entergy Corp.	1	149
EOG Resources, Inc.	72	9,495
Equity Residential, REIT	9	563
Exact Sciences Corp. *	15	885
ExlService Holdings, Inc. *	34	973
Expedia Group, Inc. *	3	394
Experian plc	3	134
Exxon Mobil Corp.	189	22,343
Federal Realty Investment Trust, REIT	3	324
FedEx Corp.	5	1,346
Ferguson plc	17	3,556
Ferrovial SE	2	68
Fidelity National Information Services, Inc.	78	5,308
Fifth Third Bancorp	32	1,176
First Citizens BancShares, Inc., Class A	—	501
Fiserv, Inc. *	50	7,672
FMC Corp.	6	345
Fortune Brands Innovations, Inc.	5	361
Freeport-McMoRan, Inc.	24	1,190
Garmin Ltd.	6	893
GE Vernova, Inc. *	4	631
Generac Holdings, Inc. *	2	305
General Dynamics Corp.	2	462
General Electric Co.	2	250
Goodman Networks, Inc. ‡ *	2	— (d)
Graphic Packaging Holding Co.	29	760
GSK plc	15	310
Haleon plc	25	106
HCA Healthcare, Inc.	2	563
Henry Schein, Inc. *	6	417
Hershey Co. (The)	1	171
Hewlett Packard Enterprise Co.	11	194
Hilton Worldwide Holdings, Inc.	76	15,002
Holcim AG	2	158
Home Depot, Inc. (The)	1	227
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	21

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Honeywell International, Inc.	74	14,265
Howmet Aerospace, Inc.	5	303
Hubbell, Inc.	2	850
HubSpot, Inc. *	2	1,170
IAC, Inc. *	8	366
Ingersoll Rand, Inc.	14	1,337
Interactive Brokers Group, Inc., Class A	9	978
International Business Machines Corp.	2	262
Intuit, Inc.	4	2,212
Intuitive Surgical, Inc. *	4	1,515
ITT, Inc.	8	1,006
Jabil, Inc.	4	419
James Hardie Industries plc, CHDI *	2	55
JB Hunt Transport Services, Inc.	5	779
Johnson & Johnson	78	11,313
Kellanova	5	308
Kenvue, Inc.	12	221
Keurig Dr Pepper, Inc.	17	587
Kimco Realty Corp., REIT	29	536
Kinder Morgan, Inc.	29	523
KKR & Co., Inc.	7	643
Kontoor Brands, Inc.	7	432
Kraft Heinz Co. (The)	11	423
Laboratory Corp. of America Holdings	2	342
Lam Research Corp.	2	1,767
Lamar Advertising Co., Class A, REIT	3	370
Lamb Weston Holdings, Inc.	17	1,417
Liberty Broadband Corp., Class C *	3	143
Liberty Media Corp-Liberty Live, Class C *	4	146
Liberty Media Corp-Liberty SiriusXM *	13	304
Linde plc (a)	7	2,885
Loews Corp.	12	899
Lowe's Cos., Inc.	7	1,486
M&T Bank Corp.	7	989
Marathon Petroleum Corp.	3	610
Martin Marietta Materials, Inc.	1	443
Masco Corp.	5	361
Mastercard, Inc., Class A	82	37,030
McDonald's Corp.	2	555
McKesson Corp.	1	785
Medtronic plc	12	944
Merck & Co., Inc.	3	390
Meta Platforms, Inc., Class A	83	35,601
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
MetLife, Inc.	13	951
Mettler-Toledo International, Inc. *	—	332
MGIC Investment Corp.	16	333
Microchip Technology, Inc.	8	758
Micron Technology, Inc.	36	4,055
Microsoft Corp.	213	82,900
Mid-America Apartment Communities, Inc., REIT	5	672
Middleby Corp. (The) *	1	159
Mohawk Industries, Inc. *	9	1,060
Monday.com Ltd. *	—	20
Mondelez International, Inc., Class A	93	6,666
MongoDB, Inc. *	2	727
Moody's Corp.	3	1,254
Moran Foods Backstop Equity ‡ *	2,995	30
Morgan Stanley	18	1,591
Murphy USA, Inc.	1	254
MYT Holding LLC ‡ *	23	6
Natera, Inc. *	11	1,020
Nestle SA (Registered)	231	23,172
Netflix, Inc. *	3	1,636
Newell Brands, Inc.	19	151
Nexstar Media Group, Inc.	1	224
NextEra Energy, Inc.	180	12,086
NMG, Inc. ‡ *	1	110
Northern Trust Corp.	5	372
Northrop Grumman Corp.	1	486
NVIDIA Corp.	68	58,746
Oracle Corp.	8	945
O'Reilly Automotive, Inc. *	7	7,421
Packaging Corp. of America	3	477
Palo Alto Networks, Inc. *	5	1,553
Performance Food Group Co. *	9	595
PG&E Corp.	22	378
Philip Morris International, Inc.	10	996
Phillips 66	4	561
PNC Financial Services Group, Inc. (The)	3	516
Pool Corp.	1	427
Post Holdings, Inc. *	4	416
Procter & Gamble Co. (The)	3	567
Progressive Corp. (The)	28	5,833
Prologis, Inc., REIT	147	15,035
Public Service Enterprise Group, Inc.	126	8,707
Public Storage, REIT	2	602
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
QIAGEN NV *	1	33
Quanta Services, Inc.	6	1,558
Quest Diagnostics, Inc.	1	138
Ralph Lauren Corp.	1	156
Raymond James Financial, Inc.	9	1,146
Rayonier, Inc., REIT	7	198
Regal Rexnord Corp.	2	313
Regency Centers Corp., REIT	7	388
Regeneron Pharmaceuticals, Inc. *	21	18,295
Regions Financial Corp.	22	422
Roche Holding AG	3	611
Roche Holding AG	—	31
Ross Stores, Inc.	54	7,040
Royal Caribbean Cruises Ltd. *	4	503
Royalty Pharma plc, Class A	18	500
RTX Corp.	5	517
Saia, Inc. *	1	485
Salesforce, Inc.	49	13,052
Sanofi SA (a)	4	408
SBA Communications Corp., REIT	1	253
Schneider Electric SE	2	451
Seagate Technology Holdings plc	10	833
Shell plc	496	17,617
Silgan Holdings, Inc.	23	1,059
Snowflake, Inc., Class A *	5	745
Southern Co. (The)	163	12,001
State Street Corp.	7	499
Stellantis NV	8	178
Stryker Corp.	18	6,165
Swiss Re AG	1	119
Synopsys, Inc. *	2	941
Take-Two Interactive Software, Inc. *	6	911
TD SYNNEX Corp.	3	374
Tenaris SA	2	28
Tesla, Inc. *	6	1,148
Texas Instruments, Inc. (e)	6	1,054
Texas Roadhouse, Inc.	1	188
Thermo Fisher Scientific, Inc.	4	2,013
Timken Co. (The)	3	243
TJX Cos., Inc. (The)	89	8,385
T-Mobile US, Inc.	1	232
Toll Brothers, Inc.	5	559
Trade Desk, Inc. (The), Class A *	14	1,194
Trane Technologies plc	8	2,663
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Travelers Cos., Inc. (The)	7	1,575
Truist Financial Corp.	36	1,346
Uber Technologies, Inc. *	154	10,214
Union Pacific Corp.	2	432
United Parcel Service, Inc., Class B	1	151
UnitedHealth Group, Inc. (e)	71	34,480
Ventas, Inc., REIT	16	729
Verizon Communications, Inc.	21	842
Vertex Pharmaceuticals, Inc. *	1	382
Vertiv Holdings Co., Class A	8	728
Walmart, Inc.	11	671
Warner Bros Discovery, Inc. *	59	435
Wells Fargo & Co.	146	8,679
Welltower, Inc., REIT	37	3,565
WESCO International, Inc.	5	726
WestRock Co.	6	270
Weyerhaeuser Co., REIT	18	539
Williams Cos., Inc. (The)	14	554
Windstream Holdings, Inc. ‡ *	1	7
Workday, Inc., Class A *	4	916
WR Berkley Corp.	3	240
Xcel Energy, Inc.	12	653
Yum! Brands, Inc.	113	16,015
Zimmer Biomet Holdings, Inc.	2	285
		979,093
Total Common Stocks (Cost $1,098,780)		1,518,680
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 25.2%
Australia — 0.1%
APA Infrastructure Ltd. 4.20%, 3/23/2025 (c)	341	336
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (c)	537	506
Mineral Resources Ltd. 8.13%, 5/1/2027 (c)	1,294	1,306
Sydney Airport Finance Co. Pty. Ltd. 3.38%, 4/30/2025 (c)	440	429
		2,577
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	23

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — 0.6%
National Bank of Canada (SOFRINDX + 0.90%), 6.25%, 3/25/2027 (f)	250	250
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (b)	GBP4,950	5,713
1.10%, 10/19/2027 (c)	CAD773	502
4.25%, 4/25/2028 (c)	3,483	3,375
0.10%, 5/19/2028 (b)	EUR2,955	2,766
0.05%, 11/25/2030 (b)	EUR5,225	4,483
Open Text Corp. 3.88%, 2/15/2028 (c)	53	48
		17,137
France — 0.0% ^
Banque Federative du Credit Mutuel SA 1.00%, 2/4/2025 (c)	493	476
Germany — 0.4%
BMW US Capital LLC (SOFRINDX + 0.55%), 5.88%, 4/2/2026 (c) (f)	554	556
Kreditanstalt fuer Wiederaufbau
0.00%, 3/31/2027 (b)	EUR7,500	7,322
3.13%, 10/10/2028 (b)	EUR2,690	2,887
Volkswagen Group of America Finance LLC (SOFR + 0.83%), 6.18%, 3/20/2026 (c) (f)	233	233
		10,998
Italy — 0.0% ^
Enel Finance International NV 2.65%, 9/10/2024 (c)	356	352
Japan — 0.0% ^
Mitsubishi HC Capital, Inc. 3.64%, 4/13/2025 (a) (c)	310	303
Mitsubishi UFJ Financial Group, Inc. 2.19%, 2/25/2025	488	474
Nomura Holdings, Inc. 2.65%, 1/16/2025	363	355
		1,132
Netherlands — 0.4%
Nederlandse Waterschapsbank NV
2.00%, 12/16/2024 (b)	GBP9,110	11,164
3.50%, 7/20/2027	AUD3,120	1,950
		13,114
Portugal — 0.0% ^
EDP Finance BV 3.63%, 7/15/2024 (c)	350	349
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Puerto Rico — 0.1%
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (c)	3,566	3,305
Singapore — 0.3%
Temasek Financial I Ltd.
3.63%, 8/1/2028 (c)	6,158	5,835
1.63%, 8/2/2031 (c)	2,593	2,059
		7,894
South Korea — 0.1%
Korea Development Bank (The) 2.13%, 10/1/2024	1,826	1,798
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (c)	2,155	1,984
		3,782
Spain — 0.0% ^
Iberdrola International BV 5.81%, 3/15/2025	297	297
United Kingdom — 0.1%
Barclays plc 3.65%, 3/16/2025	516	506
Lloyds Banking Group plc 4.45%, 5/8/2025	800	789
Standard Chartered plc 3.20%, 4/17/2025 (a) (c)	695	677
		1,972
United States — 23.1%
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	2,101	2,123
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (c)	2,831	2,634
Aethon United BR LP 8.25%, 2/15/2026 (c)	2,852	2,870
Affinity Interactive 6.88%, 12/15/2027 (c)	2,456	2,198
AG Issuer LLC 6.25%, 3/1/2028 (c)	263	256
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (c)	2,470	2,544
Albertsons Cos., Inc.
3.25%, 3/15/2026 (c)	1,875	1,781
7.50%, 3/15/2026 (c)	2,445	2,482
4.63%, 1/15/2027 (c)	1,315	1,256
5.88%, 2/15/2028 (c)	1,788	1,752
Allegiant Travel Co. 7.25%, 8/15/2027 (c)	2,620	2,532
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (c)	3,128	2,918
6.75%, 4/15/2028 (c)	2,919	2,916
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	2,128	2,122
4.63%, 6/1/2028 (c)	5,941	5,333
AMC Networks, Inc. 10.25%, 1/15/2029 (c)	3,526	3,520
American Airlines, Inc.
5.50%, 4/20/2026 (c)	3,154	3,118
7.25%, 2/15/2028 (c)	2,931	2,948
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (c)	2,552	2,349
American Honda Finance Corp. (SOFR + 0.50%), 5.84%, 10/10/2025 (f)	211	211
AmeriGas Partners LP 9.38%, 6/1/2028 (c)	483	502
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (c)	1,939	2,042
AMN Healthcare, Inc. 4.63%, 10/1/2027 (c)	1,506	1,415
ANGI Group LLC 3.88%, 8/15/2028 (c)	2,409	2,035
Antero Midstream Partners LP
7.88%, 5/15/2026 (c)	2,295	2,337
5.75%, 3/1/2027 (c)	1,181	1,160
APX Group, Inc. 6.75%, 2/15/2027 (c)	2,661	2,643
Arches Buyer, Inc. 4.25%, 6/1/2028 (c)	3,489	2,992
Archrock Partners LP
6.88%, 4/1/2027 (c)	1,152	1,149
6.25%, 4/1/2028 (c)	1,445	1,416
Ardagh Metal Packaging Finance USA LLC
6.00%, 6/15/2027 (c)	554	537
3.25%, 9/1/2028 (c)	3,912	3,388
ASGN, Inc. 4.63%, 5/15/2028 (c)	1,785	1,666
AutoZone, Inc. 3.63%, 4/15/2025	350	343
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	3,103	2,885
Avient Corp. 5.75%, 5/15/2025 (c)	585	582
Axalta Coating Systems LLC 4.75%, 6/15/2027 (c)	3,444	3,304
Ball Corp. 6.88%, 3/15/2028	2,455	2,494
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	2,179	2,250
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Berry Global, Inc. 5.63%, 7/15/2027 (c)	734	716
Block, Inc. 2.75%, 6/1/2026	3,424	3,217
Blue Racer Midstream LLC 7.63%, 12/15/2025 (c)	2,649	2,661
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (c)	2,698	2,701
Boyd Gaming Corp. 4.75%, 12/1/2027 (a)	2,886	2,734
Brookfield Property REIT, Inc.
REIT, 5.75%, 5/15/2026 (c)	2,685	2,598
REIT, 4.50%, 4/1/2027 (c)	111	99
Buckeye Partners LP 4.13%, 3/1/2025 (c)	964	943
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (c)	3,410	3,456
California Resources Corp. 7.13%, 2/1/2026 (c)	2,670	2,685
Calpine Corp.
4.50%, 2/15/2028 (c)	3,100	2,895
5.13%, 3/15/2028 (c)	1,944	1,844
Camelot Finance SA 4.50%, 11/1/2026 (c)	665	633
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (c)	2,811	2,763
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (c)	2,456	2,218
Carnival Corp.
7.63%, 3/1/2026 (c)	3,490	3,512
5.75%, 3/1/2027 (c)	3,616	3,529
4.00%, 8/1/2028 (c)	3,873	3,540
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (c)	3,141	3,406
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (c)	2,689	2,637
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (c)	2,841	2,824
CEC Entertainment LLC 6.75%, 5/1/2026 (c)	2,360	2,327
Cedar Fair LP 5.50%, 5/1/2025 (c)	2,828	2,828
Century Communities, Inc. 6.75%, 6/1/2027	2,498	2,503
Chemours Co. (The) 5.75%, 11/15/2028 (c)	3,036	2,788
Chesapeake Energy Corp. 5.50%, 2/1/2026 (c)	3,327	3,285
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	25

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (c)	1,949	1,810
Citibank NA (SOFRINDX + 0.59%), 5.91%, 4/30/2026 (f)	250	250
Civitas Resources, Inc.
5.00%, 10/15/2026 (c)	65	63
8.38%, 7/1/2028 (c)	2,880	3,004
Clarios Global LP 6.75%, 5/15/2028 (c)	2,473	2,478
Clean Harbors, Inc. 4.88%, 7/15/2027 (c)	2,265	2,181
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (c)	3,611	3,347
9.00%, 9/15/2028 (c)	2,695	2,771
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027 (a)	2,241	2,217
Cloud Software Group, Inc. 6.50%, 3/31/2029 (c)	3,252	3,084
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (c)	2,243	2,109
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	3,209	2,690
CommScope, Inc. 6.00%, 3/1/2026 (c)	2,130	1,904
Community Health Systems, Inc.
5.63%, 3/15/2027 (c)	3,894	3,565
8.00%, 12/15/2027 (c)	1,265	1,238
6.00%, 1/15/2029 (c)	4,011	3,499
Compass Minerals International, Inc. 6.75%, 12/1/2027 (c)	2,584	2,423
Comstock Resources, Inc. 6.75%, 3/1/2029 (c)	3,660	3,485
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (c)	1,765	1,545
Consolidated Communications, Inc. 6.50%, 10/1/2028 (c)	2,293	1,987
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (f)	2	2
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	2,681	2,320
Coty, Inc. 5.00%, 4/15/2026 (c)	3,019	2,961
Cox Communications, Inc. 3.15%, 8/15/2024 (c)	944	937
Credit Acceptance Corp. 9.25%, 12/15/2028 (c)	1,860	1,972
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Crescent Energy Finance LLC
7.25%, 5/1/2026 (c)	2,969	3,023
9.25%, 2/15/2028 (c)	873	922
CSC Holdings LLC
11.25%, 5/15/2028 (c)	2,528	2,236
11.75%, 1/31/2029 (c)	2,496	2,217
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (c)	2,377	2,344
CVR Energy, Inc. 8.50%, 1/15/2029 (c)	2,629	2,635
CVR Partners LP 6.13%, 6/15/2028 (c)	736	687
Darling Ingredients, Inc. 5.25%, 4/15/2027 (c)	2,165	2,098
Delek Logistics Partners LP 8.63%, 3/15/2029 (c)	2,997	3,020
Delta Air Lines, Inc.
2.90%, 10/28/2024	953	939
7.38%, 1/15/2026	2,119	2,167
Directv Financing LLC 5.88%, 8/15/2027 (c)	3,772	3,516
Domtar Corp. 6.75%, 10/1/2028 (c)	2,076	1,813
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	78	75
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (f)	1,779	1,814
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (c)	2,392	2,421
Encompass Health Corp. 4.50%, 2/1/2028	1,158	1,087
Encore Capital Group, Inc. 9.25%, 4/1/2029 (c)	270	276
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	2,453	2,229
4.38%, 3/31/2029 (c)	1,517	1,340
Enterprise Products Operating LLC 4.60%, 1/11/2027	256	252
EQM Midstream Partners LP
7.50%, 6/1/2027 (c)	2,797	2,850
6.50%, 7/1/2027 (c)	2,208	2,211
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	3,289	3,376
Eversource Energy Series L, 2.90%, 10/1/2024	899	888
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	599	552
Five Point Operating Co. LP 10.50%, 1/15/2028 (c) (g)	632	645
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025 (c)	1,886	1,886
5.50%, 5/1/2028 (c)	935	897
Freedom Mortgage Corp.
7.63%, 5/1/2026 (c)	2,410	2,399
6.63%, 1/15/2027 (c)	2,434	2,343
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (c)	485	488
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	2,340	2,244
5.00%, 5/1/2028 (c)	3,795	3,491
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (c)	1,377	1,443
Gates Global LLC 6.25%, 1/15/2026 (c)	2,632	2,633
GCI LLC 4.75%, 10/15/2028 (c)	2,432	2,169
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	910	913
Genesis Energy LP 8.00%, 1/15/2027	3,347	3,385
Genting New York LLC 3.30%, 2/15/2026 (c)	2,675	2,551
GFL Environmental, Inc. 3.75%, 8/1/2025 (c)	3,624	3,524
Global Net Lease, Inc. REIT, 3.75%, 12/15/2027 (a) (c)	2,166	1,845
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	3,598	3,474
Goldman Sachs Bank USA (SOFR + 0.77%), 6.12%, 3/18/2027 (f)	320	320
Goodyear Tire & Rubber Co. (The) 9.50%, 5/31/2025	2,499	2,507
Griffon Corp. 5.75%, 3/1/2028	2,856	2,751
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (c)	933	832
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (c)	3,309	2,928
HAT Holdings I LLC REIT, 3.38%, 6/15/2026 (c)	3,208	2,982
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (c)	3,689	3,460
Healthpeak OP LLC REIT, 3.40%, 2/1/2025	263	258
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Heartland Dental LLC 10.50%, 4/30/2028 (c)	2,088	2,198
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	3,601	3,497
Hertz Corp. (The) 4.63%, 12/1/2026 (c)	365	283
Hess Midstream Operations LP 5.13%, 6/15/2028 (c)	1,236	1,183
Hilton Domestic Operating Co., Inc. 5.75%, 5/1/2028 (c)	951	940
Howard Hughes Corp. (The) 4.13%, 2/1/2029 (c)	425	375
Hyundai Capital America 1.00%, 9/17/2024 (c)	914	897
Icahn Enterprises LP
6.25%, 5/15/2026	2,109	2,051
5.25%, 5/15/2027	3,008	2,762
4.38%, 2/1/2029	3,270	2,753
iHeartCommunications, Inc. 4.75%, 1/15/2028 (c)	369	263
Ingevity Corp. 3.88%, 11/1/2028 (c)	1,897	1,688
International Game Technology plc
4.13%, 4/15/2026 (c)	3,685	3,549
6.25%, 1/15/2027 (c)	200	200
IQVIA, Inc. 5.00%, 5/15/2027 (c)	3,507	3,386
IRB Holding Corp. 7.00%, 6/15/2025 (c)	2,460	2,455
Iron Mountain, Inc.
REIT, 5.00%, 7/15/2028 (c)	1,520	1,432
REIT, 7.00%, 2/15/2029 (c)	778	782
ITC Holdings Corp. 3.65%, 6/15/2024	587	585
Jackson National Life Global Funding (SOFR + 1.15%), 6.50%, 6/28/2024 (c) (f)	1,168	1,170
Jefferies Finance LLC 5.00%, 8/15/2028 (c)	2,283	2,054
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (c)	1,540	1,434
KeHE Distributors LLC 9.00%, 2/15/2029 (c)	2,840	2,868
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	2,254	1,864
LABL, Inc.
6.75%, 7/15/2026 (c)	3,510	3,461
5.88%, 11/1/2028 (c)	1,237	1,100
Lamar Media Corp. 3.75%, 2/15/2028	2,411	2,225
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	27

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Las Vegas Sands Corp. 2.90%, 6/25/2025	1,367	1,315
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a) (c)	3,453	3,234
Level 3 Financing, Inc.
10.50%, 4/15/2029 (c)	2,407	2,402
4.88%, 6/15/2029 (a) (c)	2,938	1,844
4.50%, 4/1/2030 (c)	260	149
Liberty Mutual Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.13%, 12/15/2051 (c) (f)	724	659
Life Time, Inc. 5.75%, 1/15/2026 (c)	2,751	2,721
Light & Wonder International, Inc. 7.00%, 5/15/2028 (c)	2,386	2,394
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (c)	2,913	2,745
3.75%, 1/15/2028 (c)	3,354	3,040
LSB Industries, Inc. 6.25%, 10/15/2028 (c)	2,309	2,189
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (c)	2,618	2,566
Madison IAQ LLC 4.13%, 6/30/2028 (c)	2,579	2,392
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (c)	874	952
Masonite International Corp. 5.38%, 2/1/2028 (c)	751	755
MassMutual Global Funding II (SOFR + 0.87%), 6.22%, 3/21/2025 (c) (f)	300	302
Matador Resources Co. 6.88%, 4/15/2028 (c)	420	423
Match Group Holdings II LLC 4.63%, 6/1/2028 (c)	2,253	2,081
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (c)	3,285	3,347
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	2,449	2,271
MGM Resorts International
6.75%, 5/1/2025	1,860	1,858
5.50%, 4/15/2027	2,101	2,049
MicroStrategy, Inc. 6.13%, 6/15/2028 (c)	326	302
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (c)	1,661	1,502
ModivCare, Inc. 5.88%, 11/15/2025 (c)	1,489	1,452
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (c)	3,612	3,431
Molina Healthcare, Inc. 4.38%, 6/15/2028 (c)	2,449	2,271
Moog, Inc. 4.25%, 12/15/2027 (c)	2,267	2,116
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (c)	4,037	3,290
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026 (c)	2,141	2,083
6.00%, 1/15/2027 (c)	582	570
Navient Corp.
5.00%, 3/15/2027	3,421	3,225
4.88%, 3/15/2028	379	342
5.50%, 3/15/2029	943	845
NCL Corp. Ltd.
5.88%, 2/15/2027 (c)	3,582	3,499
8.38%, 2/1/2028 (c)	3,348	3,491
NCR Voyix Corp. 5.00%, 10/1/2028 (c)	493	454
Necessity Retail REIT, Inc. REIT, 4.50%, 9/30/2028 (c)	2,489	2,123
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	2,358	2,215
New Fortress Energy, Inc.
6.75%, 9/15/2025 (c)	3,564	3,520
6.50%, 9/30/2026 (c)	2,504	2,394
Newell Brands, Inc.
4.88%, 6/1/2025	2,398	2,359
6.38%, 9/15/2027	935	912
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (c)	3,255	3,497
Nexstar Media, Inc. 5.63%, 7/15/2027 (c)	3,725	3,503
NextEra Energy Capital Holdings, Inc. 6.05%, 3/1/2025	348	349
NextEra Energy Operating Partners LP
3.88%, 10/15/2026 (c)	2,880	2,694
7.25%, 1/15/2029 (c)	890	901
NGL Energy Operating LLC 8.13%, 2/15/2029 (c)	2,391	2,429
Novelis Corp. 3.25%, 11/15/2026 (c)	2,011	1,880
NuStar Logistics LP
5.75%, 10/1/2025	2,693	2,678
6.00%, 6/1/2026	714	708
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (c)	3,330	3,001
9.75%, 11/15/2028 (c)	2,372	2,517
OneMain Finance Corp.
3.50%, 1/15/2027	3,304	3,040
3.88%, 9/15/2028	2,677	2,356
9.00%, 1/15/2029	667	699
Organon & Co. 4.13%, 4/30/2028 (c)	3,824	3,483
Outfront Media Capital LLC
5.00%, 8/15/2027 (c)	3,078	2,930
4.25%, 1/15/2029 (c)	547	487
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	2,307	2,305
Pacific Life Global Funding II (SOFR + 0.60%), 5.94%, 3/27/2026 (c) (f)	306	306
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (c)	3,006	2,789
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (f)	1,114	1,030
Park Intermediate Holdings LLC REIT, 7.50%, 6/1/2025 (c)	3,451	3,450
Pattern Energy Operations LP 4.50%, 8/15/2028 (c)	264	236
PBF Holding Co. LLC 6.00%, 2/15/2028	2,612	2,547
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (c)	3,513	3,466
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	2,930	2,836
Permian Resources Operating LLC 8.00%, 4/15/2027 (c)	452	464
PetSmart, Inc.
4.75%, 2/15/2028 (c)	3,436	3,171
7.75%, 2/15/2029 (c)	951	904
PG&E Corp. 5.00%, 7/1/2028	2,012	1,917
Pike Corp. 5.50%, 9/1/2028 (c)	2,554	2,421
Presidio Holdings, Inc. 4.88%, 2/1/2027 (c)	2,023	2,019
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (c)	3,084	3,063
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	372	367
3.38%, 8/31/2027 (c)	1,438	1,310
6.25%, 1/15/2028 (c)	3,378	3,300
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Principal Life Global Funding II 5.00%, 1/16/2027 (c)	65	64
PTC, Inc.
3.63%, 2/15/2025 (c)	252	247
4.00%, 2/15/2028 (c)	2,031	1,882
QVC, Inc.
4.75%, 2/15/2027	426	371
4.38%, 9/1/2028 (a)	2,146	1,650
Range Resources Corp. 8.25%, 1/15/2029	2,563	2,670
Rocket Mortgage LLC 2.88%, 10/15/2026 (c)	3,207	2,944
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (c)	3,126	3,002
5.50%, 8/31/2026 (c)	2,766	2,713
5.38%, 7/15/2027 (c)	2,778	2,703
5.50%, 4/1/2028 (c)	946	921
Sabre GLBL, Inc.
8.63%, 6/1/2027 (c)	1,489	1,318
11.25%, 12/15/2027 (c)	1,423	1,330
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	3,766	3,539
REIT, 3.13%, 2/1/2029	1,755	1,528
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (c)	2,854	2,654
SCIL IV LLC 5.38%, 11/1/2026 (c)	1,762	1,691
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	1,883	1,391
Sealed Air Corp.
5.50%, 9/15/2025 (c)	99	98
6.13%, 2/1/2028 (c)	1,728	1,707
Select Medical Corp. 6.25%, 8/15/2026 (c)	3,512	3,513
Service Properties Trust REIT, 7.50%, 9/15/2025	529	533
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,387	2,228
Simmons Foods, Inc. 4.63%, 3/1/2029 (c)	2,821	2,434
Sirius XM Radio, Inc.
3.13%, 9/1/2026 (c)	2,329	2,168
4.00%, 7/15/2028 (c)	3,953	3,524
SLM Corp.
4.20%, 10/29/2025	1,323	1,279
3.13%, 11/2/2026	2,019	1,873
Sotheby's 7.38%, 10/15/2027 (c)	2,416	2,252
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	29

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (c)	2,474	2,443
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a) (c)	2,611	2,039
Staples, Inc. 7.50%, 4/15/2026 (c)	1,694	1,633
Station Casinos LLC 4.50%, 2/15/2028 (c)	1,991	1,847
Summit Midstream Holdings LLC 9.50%, 10/15/2026 (c) (g)	2,567	2,621
Sunoco LP
6.00%, 4/15/2027	694	686
7.00%, 9/15/2028 (c)	1,466	1,487
Take-Two Interactive Software, Inc. 3.55%, 4/14/2025	215	211
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027 (c)	1,249	1,230
5.75%, 1/15/2028 (c)	926	900
TEGNA, Inc.
4.75%, 3/15/2026 (c)	1,484	1,433
4.63%, 3/15/2028	2,835	2,555
Teleflex, Inc. 4.25%, 6/1/2028 (c)	1,421	1,313
Tenet Healthcare Corp.
6.25%, 2/1/2027	2,791	2,780
5.13%, 11/1/2027	2,989	2,892
4.63%, 6/15/2028	729	686
Tenneco, Inc. 8.00%, 11/17/2028 (c)	3,822	3,571
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (c)	2,587	2,511
TransDigm, Inc.
5.50%, 11/15/2027	3,595	3,494
6.75%, 8/15/2028 (c)	3,483	3,498
4.63%, 1/15/2029	409	375
6.38%, 3/1/2029 (c)	3,540	3,513
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (c)	3,380	3,470
Travel + Leisure Co. 6.63%, 7/31/2026 (c)	2,348	2,351
TripAdvisor, Inc. 7.00%, 7/15/2025 (c)	1,624	1,625
Tronox, Inc. 4.63%, 3/15/2029 (c)	3,574	3,188
Uber Technologies, Inc.
7.50%, 9/15/2027 (c)	153	156
6.25%, 1/15/2028 (c)	896	895
United Airlines, Inc.
4.38%, 4/15/2026 (c)	3,700	3,559
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.63%, 4/15/2029 (c)	366	337
United Rentals North America, Inc. 3.88%, 11/15/2027	2,595	2,423
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (c)	2,543	2,501
5.75%, 6/15/2027 (c)	1,249	1,199
Uniti Group LP
REIT, 10.50%, 2/15/2028 (c)	3,440	3,569
REIT, 4.75%, 4/15/2028 (c)	4,150	3,640
Univision Communications, Inc.
6.63%, 6/1/2027 (c)	3,577	3,452
8.00%, 8/15/2028 (c)	2,774	2,771
Urban One, Inc. 7.38%, 2/1/2028 (c)	1,915	1,554
US Acute Care Solutions LLC 6.38%, 3/1/2026 (c)	2,529	2,561
Ventas Realty LP REIT, 2.65%, 1/15/2025	69	67
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	3,410	3,487
9.50%, 2/1/2029 (c)	3,195	3,434
Veritas US, Inc. 7.50%, 9/1/2025 (c)	1,135	1,033
Vistra Operations Co. LLC
5.63%, 2/15/2027 (c)	1,097	1,067
5.00%, 7/31/2027 (c)	2,638	2,511
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (c)	1,231	1,193
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (c) (h)	227	27
WESCO Distribution, Inc.
7.13%, 6/15/2025 (c)	1,890	1,891
7.25%, 6/15/2028 (c)	2,795	2,839
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (a) (f)	823	700
Williams Cos., Inc. (The) 4.55%, 6/24/2024	563	562
Williams Scotsman, Inc.
6.13%, 6/15/2025 (c)	706	703
4.63%, 8/15/2028 (c)	2,281	2,105
Windstream Escrow LLC 7.75%, 8/15/2028 (c)	3,352	3,230
WR Grace Holdings LLC 4.88%, 6/15/2027 (c)	1,075	1,020
Xerox Holdings Corp.
5.00%, 8/15/2025 (c)	287	279
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.50%, 8/15/2028 (c)	2,353	2,042
XHR LP REIT, 6.38%, 8/15/2025 (c)	2,505	2,502
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a) (c)	4,370	3,478
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (c)	2,968	2,620
		682,121
Total Corporate Bonds (Cost $743,609)		745,506
Foreign Government Securities — 13.2%
Australia — 0.3%
Commonwealth of Australia
3.25%, 4/21/2029 (b)	AUD1,600	997
2.75%, 11/21/2029 (b)	AUD25	15
1.50%, 6/21/2031 (b)	AUD4,300	2,313
1.75%, 11/21/2032 (b)	AUD45	24
2.75%, 6/21/2035 (b)	AUD5,646	3,109
2.75%, 5/21/2041 (b)	AUD1,373	690
3.00%, 3/21/2047 (b)	AUD374	183
1.75%, 6/21/2051 (b)	AUD890	314
		7,645
Belgium — 0.3%
Kingdom of Belgium
0.90%, 6/22/2029 (b)	EUR1,510	1,462
1.00%, 6/22/2031 (b)	EUR1,930	1,807
3.00%, 6/22/2034 (b)	EUR1,765	1,871
2.85%, 10/22/2034 (b)	EUR610	636
1.45%, 6/22/2037 (b)	EUR473	409
1.90%, 6/22/2038 (b)	EUR995	896
3.75%, 6/22/2045 (b)	EUR575	642
1.60%, 6/22/2047 (b)	EUR267	202
1.70%, 6/22/2050 (b)	EUR1,276	951
2.15%, 6/22/2066 (b)	EUR692	543
0.65%, 6/22/2071 (b)	EUR155	68
		9,487
Canada — 0.6%
Canada Government Bond
1.00%, 9/1/2026	CAD3,895	2,628
1.25%, 3/1/2027	CAD1,320	886
1.00%, 6/1/2027	CAD575	382
0.50%, 12/1/2030	CAD62	36
1.50%, 6/1/2031	CAD3,765	2,346
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
1.50%, 12/1/2031	CAD460	284
2.75%, 6/1/2033	CAD20	13
4.00%, 6/1/2041	CAD40	30
3.50%, 12/1/2045	CAD460	322
2.75%, 12/1/2048	CAD403	248
2.00%, 12/1/2051	CAD1,964	1,008
2.75%, 12/1/2064	CAD1,027	609
Province of Alberta 2.90%, 12/1/2028	CAD410	281
Province of British Columbia
4.70%, 6/18/2037	CAD880	644
2.95%, 6/18/2050	CAD505	270
Province of Ontario
2.30%, 9/8/2024	CAD3,210	2,310
0.01%, 11/25/2030 (b)	EUR5,800	5,019
		17,316
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK2,373	333
0.50%, 11/15/2027	DKK3,009	400
0.50%, 11/15/2029	DKK4,850	622
2.25%, 11/15/2033	DKK1,145	159
4.50%, 11/15/2039	DKK3,192	556
0.25%, 11/15/2052	DKK2,400	178
		2,248
France — 1.1%
Dexia SA 0.25%, 12/10/2026 (b)	GBP4,200	4,647
French Republic
1.50%, 5/25/2031 (b)	EUR8,000	7,775
1.25%, 5/25/2034 (b)	EUR8,735	7,861
1.25%, 5/25/2036 (b)	EUR4,102	3,538
1.75%, 6/25/2039 (b)	EUR2,273	1,990
3.25%, 5/25/2045 (b)	EUR1,854	1,935
2.00%, 5/25/2048 (b)	EUR1,455	1,195
1.50%, 5/25/2050 (b)	EUR2,022	1,448
0.75%, 5/25/2053 (b)	EUR1,939	1,061
3.00%, 5/25/2054 (b)	EUR190	185
1.75%, 5/25/2066 (b)	EUR851	589
		32,224
Germany — 0.3%
Bundesrepublik Deutschland
2.60%, 8/15/2033 (b)	EUR50	54
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	31

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Germany — continued
4.00%, 1/4/2037 (b)	EUR3,190	3,879
3.25%, 7/4/2042 (b)	EUR870	994
0.00%, 8/15/2050 (b)	EUR2,067	1,107
0.00%, 8/15/2052 (b)	EUR540	274
1.80%, 8/15/2053 (b)	EUR1,560	1,367
Federal Republic of Germany 0.25%, 2/15/2029 (b)	EUR1,430	1,368
		9,043
Hungary — 0.1%
Hungary Government Bond
0.13%, 9/21/2028 (c)	EUR893	803
2.13%, 9/22/2031 (c)	1,158	892
5.38%, 9/12/2033 (b)	EUR300	332
1.75%, 6/5/2035 (b)	EUR300	241
		2,268
Indonesia — 0.0% ^
Republic of Indonesia 2.15%, 7/18/2024 (b)	EUR1,120	1,187
Italy — 2.0%
Buoni Poliennali del Tesoro
1.85%, 7/1/2025 (b)	EUR1	1
0.00%, 4/1/2026 (b)	EUR1,419	1,419
0.00%, 8/1/2026 (b)	EUR1,710	1,691
3.85%, 9/15/2026 (b)	EUR4,290	4,622
1.25%, 12/1/2026 (b)	EUR4,830	4,888
0.85%, 1/15/2027 (b)	EUR1,100	1,098
1.10%, 4/1/2027 (b)	EUR1,740	1,740
3.40%, 4/1/2028 (b)	EUR3,900	4,164
0.50%, 7/15/2028 (b)	EUR4,570	4,333
2.80%, 6/15/2029 (b)	EUR670	694
3.00%, 8/1/2029 (b)	EUR1,900	1,986
3.85%, 12/15/2029 (b)	EUR210	228
3.50%, 3/1/2030 (b)	EUR8,415	8,994
1.65%, 3/1/2032 (b)	EUR743	686
3.35%, 3/1/2035 (b)	EUR6,180	6,265
1.45%, 3/1/2036 (b)	EUR330	269
2.25%, 9/1/2036 (b)	EUR272	242
0.95%, 3/1/2037 (b)	EUR960	713
3.25%, 3/1/2038 (b)	EUR1,832	1,780
1.80%, 3/1/2041 (b)	EUR3,530	2,691
4.45%, 9/1/2043 (b)	EUR130	142
4.75%, 9/1/2044 (b)	EUR122	139
3.25%, 9/1/2046 (b)	EUR590	541
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Italy — continued
1.70%, 9/1/2051 (b)	EUR3,650	2,356
2.15%, 9/1/2052 (b)	EUR450	316
4.50%, 10/1/2053 (b)	EUR20	22
2.15%, 3/1/2072 (b)	EUR391	255
Italian Republic Government Bond 2.38%, 10/17/2024	5,381	5,296
		57,571
Japan — 4.5%
Japan Bank for International Cooperation
4.25%, 1/26/2026	4,464	4,380
1.63%, 1/20/2027 (a)	674	613
Japan Government Bond
0.10%, 1/1/2026	JPY605,000	3,828
0.01%, 12/20/2026	JPY635,950	4,003
2.10%, 3/20/2027	JPY1,542,000	10,280
0.10%, 9/20/2027	JPY2,527,100	15,901
0.10%, 9/20/2028	JPY540,950	3,383
0.10%, 3/20/2029	JPY62,200	387
0.10%, 6/20/2030	JPY1,215,450	7,508
1.80%, 9/20/2030	JPY711,450	4,864
0.10%, 3/20/2031	JPY528,700	3,240
1.90%, 3/20/2031	JPY38,400	265
1.80%, 6/20/2031	JPY179,750	1,233
1.80%, 9/20/2031	JPY54,500	374
0.50%, 3/20/2033	JPY251,750	1,558
1.10%, 3/20/2033	JPY63,650	415
1.70%, 6/20/2033	JPY296,150	2,024
2.40%, 3/20/2034	JPY765,850	5,550
1.50%, 6/20/2034	JPY1,506,600	10,111
1.40%, 9/20/2034	JPY103,650	688
1.20%, 12/20/2034	JPY292,000	1,900
1.20%, 3/20/2035	JPY288,000	1,870
1.00%, 12/20/2035	JPY431,450	2,727
0.40%, 3/20/2036	JPY271,100	1,595
0.60%, 9/20/2037	JPY573,200	3,372
0.70%, 9/20/2038	JPY380,900	2,234
0.50%, 12/20/2038	JPY289,150	1,639
0.40%, 3/20/2039	JPY66,650	370
0.30%, 6/20/2039	JPY457,750	2,490
0.30%, 12/20/2039	JPY520,100	2,800
0.40%, 6/20/2040	JPY311,250	1,685
0.50%, 3/20/2041	JPY243,700	1,322
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Japan — continued
2.20%, 3/20/2041	JPY56,800	399
0.40%, 6/20/2041	JPY243,250	1,289
0.90%, 6/20/2042	JPY223,250	1,273
1.90%, 9/20/2042	JPY28,050	188
1.70%, 3/20/2044	JPY194,700	1,246
1.70%, 9/20/2044	JPY191,100	1,218
1.50%, 3/20/2045	JPY381,650	2,342
1.40%, 9/20/2045	JPY189,950	1,140
1.40%, 12/20/2045	JPY174,000	1,042
0.60%, 12/20/2046	JPY100,600	502
0.80%, 6/20/2047	JPY168,700	876
0.80%, 12/20/2047	JPY378,900	1,954
0.70%, 6/20/2048	JPY189,550	946
0.70%, 12/20/2048	JPY374,150	1,855
0.40%, 6/20/2049	JPY128,400	582
0.40%, 9/20/2049	JPY116,200	524
0.40%, 12/20/2049	JPY159,250	714
0.40%, 3/20/2050	JPY303,150	1,354
0.70%, 12/20/2050	JPY54,950	264
1.30%, 6/20/2052	JPY160,000	884
1.40%, 3/20/2053	JPY265,700	1,498
1.60%, 12/20/2053	JPY117,500	693
1.40%, 3/20/2055	JPY149,050	830
0.40%, 3/20/2056	JPY331,200	1,336
0.90%, 3/20/2057	JPY310,250	1,469
0.50%, 3/20/2060	JPY321,300	1,264
0.70%, 3/20/2061	JPY152,650	641
		132,932
Luxembourg — 0.2%
European Financial Stability Facility 3.00%, 12/15/2028 (b)	EUR4,200	4,474
Mexico — 0.2%
United Mexican States
5.40%, 2/9/2028	964	953
4.49%, 5/25/2032	EUR2,338	2,489
3.50%, 2/12/2034	1,200	961
6.75%, 9/27/2034	700	724
6.35%, 2/9/2035	800	796
		5,923
Netherlands — 0.2%
Kingdom of Netherlands
0.00%, 7/15/2030 (b)	EUR1,575	1,420
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Netherlands — continued
2.50%, 1/15/2033 (b)	EUR1,380	1,438
2.50%, 7/15/2034 (b)	EUR130	134
4.00%, 1/15/2037 (b)	EUR1,110	1,316
0.50%, 1/15/2040 (b)	EUR390	290
3.75%, 1/15/2042 (b)	EUR377	446
2.75%, 1/15/2047 (b)	EUR1,030	1,072
0.00%, 1/15/2052 (b)	EUR665	329
2.00%, 1/15/2054 (b)	EUR235	207
		6,652
Peru — 0.0% ^
Republic of Peru 1.86%, 12/1/2032	487	357
Philippines — 0.0% ^
Republic of Philippines 0.25%, 4/28/2025	EUR1,303	1,336
Romania — 0.0% ^
Romania Government Bond 2.00%, 4/14/2033 (c)	EUR1,470	1,175
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (c)	2,350	2,307
2.25%, 2/2/2033 (c)	914	711
		3,018
South Korea — 0.6%
Export-Import Bank of Korea
0.00%, 10/19/2024 (b)	EUR10,060	10,527
0.75%, 9/21/2025	4,217	3,949
4.88%, 1/11/2026	1,394	1,383
Republic of Korea 0.00%, 9/16/2025	EUR1,276	1,291
		17,150
Spain — 1.3%
Bonos and Obligaciones del Estado
2.80%, 5/31/2026	EUR3,285	3,474
1.30%, 10/31/2026 (b)	EUR2,710	2,765
0.00%, 1/31/2027	EUR610	598
1.50%, 4/30/2027 (b)	EUR746	760
1.40%, 7/30/2028 (b)	EUR1,163	1,162
1.45%, 4/30/2029 (b)	EUR4,930	4,879
0.80%, 7/30/2029	EUR740	704
0.10%, 4/30/2031 (b)	EUR800	694
5.75%, 7/30/2032	EUR2,990	3,776
2.55%, 10/31/2032 (b)	EUR4,803	4,872
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	33

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Spain — continued
3.15%, 4/30/2033 (b)	EUR4,992	5,279
2.35%, 7/30/2033 (b)	EUR1,420	1,404
3.90%, 7/30/2039 (b)	EUR1,890	2,068
4.70%, 7/30/2041 (b)	EUR1,449	1,740
1.00%, 7/30/2042 (b)	EUR637	438
5.15%, 10/31/2044 (b)	EUR465	592
2.90%, 10/31/2046 (b)	EUR552	511
2.70%, 10/31/2048 (b)	EUR771	678
1.00%, 10/31/2050 (b)	EUR1,061	609
1.90%, 10/31/2052 (b)	EUR110	78
3.45%, 7/30/2066 (b)	EUR446	427
1.45%, 10/31/2071 (b)	EUR170	87
		37,595
Sweden — 0.0% ^
Kingdom of Sweden
1.00%, 11/12/2026 (b)	SEK5,010	434
0.75%, 5/12/2028 (b)	SEK1,985	168
0.75%, 11/12/2029 (b)	SEK5,915	488
3.50%, 3/30/2039 (b)	SEK2,505	253
0.50%, 11/24/2045 (b)	SEK470	28
		1,371
United Kingdom — 1.3%
United Kingdom of Great Britain and Northern Ireland
4.50%, 6/7/2028 (b)	GBP2,045	2,567
1.63%, 10/22/2028 (b)	GBP2,250	2,516
0.50%, 1/31/2029 (b)	GBP3,357	3,521
0.38%, 10/22/2030 (b)	GBP5,025	4,929
1.00%, 1/31/2032 (b)	GBP2,110	2,073
4.25%, 6/7/2032 (b)	GBP240	300
0.88%, 7/31/2033 (b)	GBP1,310	1,210
0.63%, 7/31/2035 (b)	GBP1,422	1,185
1.75%, 9/7/2037 (b)	GBP1,473	1,331
4.75%, 12/7/2038 (b)	GBP883	1,121
1.13%, 1/31/2039 (b)	GBP716	563
4.25%, 12/7/2040 (b)	GBP1,059	1,258
1.25%, 10/22/2041 (b)	GBP1,590	1,178
4.50%, 12/7/2042 (b)	GBP1,150	1,397
3.25%, 1/22/2044 (b)	GBP985	994
3.50%, 1/22/2045 (b)	GBP1,428	1,486
0.88%, 1/31/2046 (b)	GBP1,897	1,132
4.25%, 12/7/2046 (b)	GBP965	1,117
1.50%, 7/22/2047 (b)	GBP1,652	1,121
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
1.75%, 1/22/2049 (b)	GBP1,424	1,005
4.25%, 12/7/2049 (b)	GBP382	440
0.63%, 10/22/2050 (b)	GBP1,514	727
1.25%, 7/31/2051 (b)	GBP938	549
3.75%, 7/22/2052 (b)	GBP488	513
1.50%, 7/31/2053 (b)	GBP525	320
3.75%, 10/22/2053 (b)	GBP205	214
4.25%, 12/7/2055 (b)	GBP386	441
1.75%, 7/22/2057 (b)	GBP649	412
4.00%, 1/22/2060 (b)	GBP575	630
0.50%, 10/22/2061 (b)	GBP1,100	391
2.50%, 7/22/2065 (b)	GBP992	755
3.50%, 7/22/2068 (b)	GBP723	713
1.63%, 10/22/2071 (b)	GBP1,104	607
1.13%, 10/22/2073 (b)	GBP105	46
		38,762
Total Foreign Government Securities (Cost $434,321)		389,734
Asset-Backed Securities — 4.1%
Cayman Islands — 4.1%
AIMCO CLO Ltd. Series 2019-10A, Class AR, 6.65%, 7/22/2032 (c) (i)	2,120	2,121
Apidos CLO
Series 2019-31A, Class A1R, 6.69%, 4/15/2031 (c) (i)	3,500	3,506
Series 2020-33A, Class BR, 7.18%, 10/24/2034 (c) (i)	5,300	5,290
Ares CLO Ltd.
Series 2016-40A, Class A1RR, 6.46%, 1/15/2029 (c) (i)	245	245
Series 2016-39A, Class A1R2, 6.64%, 4/18/2031 (c) (i)	1,400	1,401
Ballyrock CLO Ltd. Series 2020-2A, Class A2R, 7.14%, 10/20/2031 (c) (i)	3,200	3,198
Benefit Street Partners CLO Ltd. Series 2019-18A, Class A1R, 6.76%, 10/15/2034 (c) (i)	1,700	1,701
CIFC Funding Ltd.
Series 2017-5A, Class A1, 6.76%, 11/16/2030 (c) (i)	2,561	2,566
Series 2014-5A, Class A1R2, 6.78%, 10/17/2031 (c) (i)	2,059	2,061
Series 2021-4A, Class A, 6.64%, 7/15/2033 (c) (i)	2,775	2,778
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
Series 2014-4RA, Class A2AR, 7.33%, 1/17/2035 (c) (i)	2,070	2,070
Dryden CLO Ltd.
Series 2020-83A, Class A, 6.81%, 1/18/2032 (c) (i)	3,549	3,548
Series 2019-72A, Class AR, 6.65%, 5/15/2032 (c) (i)	2,430	2,432
Series 2019-68A, Class AR, 6.76%, 7/15/2035 (c) (i)	9,400	9,404
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 6.39%, 11/15/2028 (c) (i)	443	442
Series 2013-26A, Class AR, 6.49%, 4/15/2029 (c) (i)	2,603	2,604
Series 2016-43A, Class AR2, 6.63%, 4/20/2034 (c) (i)	3,250	3,250
Elmwood CLO Ltd.
Series 2020-1A, Class A, 6.83%, 4/15/2033 (c) (i)	3,950	3,954
Series 2021-4A, Class B, 7.19%, 10/20/2034 (c) (i)	850	850
Flatiron CLO Ltd. Series 2019-1A, Class AR, 6.67%, 11/16/2034 (c) (i)	1,500	1,501
Galaxy CLO Ltd. Series 2018-27A, Class A, 6.61%, 5/16/2031 (c) (i)	3,517	3,517
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class AR, 6.66%, 4/20/2034 (c) (i)	750	750
KKR CLO Ltd. Series 32A, Class A1, 6.91%, 1/15/2032 (c) (i)	3,737	3,736
KKR Financial CLO Ltd.
Series 2013-1A, Class A2R2, 6.77%, 4/15/2029 (c) (i) (j)	1,233	1,233
Series 2013-1A, Class A1R, 6.88%, 4/15/2029 (c) (i)	2,190	2,190
LCM Ltd.
Series 26A, Class A1, 6.66%, 1/20/2031 (c) (i)	2,860	2,862
Series 29A, Class AR, 6.66%, 4/15/2031 (c) (i)	5,500	5,504
Madison Park Funding Ltd.
Series 2018-32A, Class A1R, 6.59%, 1/22/2031 (c) (i)	2,155	2,156
Series 2019-34A, Class AR, 6.71%, 4/25/2032 (c) (i)	7,000	7,006
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Cayman Islands — continued
Series 2019-33A, Class AR, 6.62%, 10/15/2032 (c) (i)	4,000	4,002
Magnetite Ltd. Series 2019-22A, Class AR, 6.65%, 4/15/2031 (c) (i)	1,300	1,301
Neuberger Berman CLO Ltd. Series 2014-17A, Class AR2, 6.62%, 4/22/2029 (c) (i)	3,066	3,070
Neuberger Berman Loan Advisers CLO Ltd.
Series 2017-26A, Class AR, 6.51%, 10/18/2030 (c) (i)	1,299	1,300
Series 2019-34A, Class A1R, 6.56%, 1/20/2035 (c) (i)	5,750	5,758
OCP CLO Ltd. Series 2015-9A, Class A1R2, 6.58%, 1/15/2033 (c) (i)	9,800	9,806
Palmer Square CLO Ltd. Series 2014-1A, Class A1R2, 6.71%, 1/17/2031 (c) (i)	1,695	1,697
Palmer Square Loan Funding Ltd. Series 2022-1A, Class A1, 6.38%, 4/15/2030 (c) (i)	1,117	1,118
Stratus CLO Ltd. Series 2021-3A, Class A, 6.54%, 12/29/2029 (c) (i)	833	834
Symphony CLO Ltd. Series 2018-19A, Class A, 6.55%, 4/16/2031 (c) (i)	2,083	2,086
Voya CLO Ltd. Series 2020-2A, Class A1R, 6.75%, 7/19/2034 (c) (i)	5,233	5,238
		120,086
United States — 0.0% ^
Greenwood Park CLO Ltd. Series 2018-1A, Class A2, 6.60%, 4/15/2031 (c) (i)	1,402	1,404
Total Asset-Backed Securities (Cost $120,872)		121,490
U.S. Treasury Obligations — 0.9%
U.S. Treasury Notes 4.13%, 1/31/2025 (k)(Cost $27,058)	27,221	26,986
Supranational — 0.6%
Asian Development Bank, 3.40%, 9/10/2027 (b)	AUD3,030	1,892
European Investment Bank, 2.25%, 3/15/2030 (b)	EUR3,120	3,201
European Union
0.00%, 10/4/2028 (b)	EUR7,300	6,842
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	35

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — continued
3.00%, 3/4/2053 (b)	EUR4,085	4,038
Inter-American Development Bank
1.70%, 10/10/2024	CAD800	573
4.40%, 1/26/2026	CAD614	444
Total Supranational (Cost $17,610)		16,990
	SHARES (000)
Exchange-Traded Funds — 0.4%
United States — 0.4%
iShares MSCI India ETF (a)(Cost $5,631)	201	10,537
	PRINCIPAL AMOUNT ($000)
Loan Assignments — 0.0% ‡ (f) (l) ^
United States — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 5/16/2024 (h)	16	1
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.97%, 6/30/2026	23	24
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026	814	675
(3-MONTH CME TERM SOFR + 2.00%), 12.66%, 6/30/2026	295	177
Total Loan Assignments (Cost $1,008)		877
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ *(Cost $73)	—	589
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
GNMA Series 2021-170, IO, 0.99%, 5/16/2063 (i)	1,857	131
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (i)	131	118
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (i)	192	165
Total Commercial Mortgage-Backed Securities (Cost $464)		414
	SHARES (000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	3	— (d)
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	40	23
Total Preferred Stocks (Cost $49)		23
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd., expiring 9/24/2027, price 1.00 USD ‡ *(Cost $—)	1	12
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 6.03%, 4/25/2036 (i)	—	—
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.79%, 1/25/2047 (i)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.01%, 11/25/2035 (i)	—	—
Total Collateralized Mortgage Obligations (Cost $—)		—
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 4.0%
Certificates of Deposits — 0.0% ^
Credit Agricole Corporate and Investment Bank, (SOFR + 0.60%), 5.91%, 8/1/2025 (f) (Cost $499)	499	500
Commercial Paper — 0.0% ^
Nutrien Ltd., 5.64%, 6/5/2024 (c)	300	298
Skandinaviska Enskilda Banken AB, 5.54%, 4/23/2025 (c)	250	237
Total Commercial Paper (Cost $536)		535
	SHARES (000)
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (m) (n) (Cost $94,084)	94,070	94,089
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (m) (n)	18,741	18,743
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (m) (n)	4,163	4,163
Total Investment of Cash Collateral from Securities Loaned (Cost $22,904)		22,906
Total Short-Term Investments (Cost $118,023)		118,030
Total Investments — 99.8% (Cost $2,567,498)		2,949,868
Assets in Excess of Other Liabilities — 0.2%		5,332
NET ASSETS — 100.0%		2,955,200

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $20,228.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,265.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	37

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of April 30, 2024.

(h)	Defaulted security.
(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of April 30, 2024.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of April 30, 2024.
Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	13.2%
Semiconductors & Semiconductor Equipment	5.6
Oil, Gas & Consumable Fuels	5.5
Software	4.4
Asset-Backed Securities	4.1
Banks	4.1
Hotels, Restaurants & Leisure	3.8
Capital Markets	3.3
Financial Services	3.0
Technology Hardware, Storage & Peripherals	2.9
Broadline Retail	2.7
Health Care Providers & Services	2.5
Pharmaceuticals	2.1
Chemicals	2.1
Media	2.1
Interactive Media & Services	1.9
Insurance	1.8
Specialty Retail	1.7
Electric Utilities	1.6
Food Products	1.4
Beverages	1.3
Biotechnology	1.2
Textiles, Apparel & Luxury Goods	1.1
Aerospace & Defense	1.1
Consumer Staples Distribution & Retail	1.1
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	19.4
Short-Term Investments	4.0
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Funds	April 30, 2024

Futures contracts outstanding as of April 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
IFSC NIFTY 50 Index	16	05/30/2024	USD	725	8
Euro-Bobl	33	06/06/2024	EUR	4,096	(52)
Euro-BTP	248	06/06/2024	EUR	27,859	(174)
Euro-Buxl 30 Year Bond	4	06/06/2024	EUR	550	(4)
Euro-OAT	1	06/06/2024	EUR	134	— (a)
Japan 10 Year Bond	8	06/13/2024	JPY	7,322	(71)
TOPIX Index	265	06/13/2024	JPY	45,820	123
3 Month Euro Euribor	1	06/17/2024	EUR	257	— (a)
Australia 10 Year Bond	51	06/17/2024	AUD	3,718	(64)
Australia 3 Year Bond	40	06/17/2024	AUD	2,734	(14)
Foreign Exchange EUR/USD	66	06/17/2024	USD	8,822	(215)
U.S. Treasury 10 Year Note	2,052	06/18/2024	USD	220,526	(5,805)
Canada 10 Year Bond	1,228	06/19/2024	CAD	104,384	(955)
Canada 5 Year Bond	22	06/19/2024	CAD	1,752	(25)
MSCI EAFE E-Mini Index	35	06/21/2024	USD	3,965	(47)
MSCI Emerging Markets E-Mini Index	758	06/21/2024	USD	39,488	(279)
S&P 500 E-Mini Index	956	06/21/2024	USD	242,095	(7,041)
Long Gilt	57	06/26/2024	GBP	6,822	(104)
U.S. Treasury 5 Year Note	9	06/28/2024	USD	943	(11)
3 Month SOFR	7	09/17/2024	USD	1,657	(9)
3 Month SONIA	115	12/17/2024	GBP	34,152	(173)
3 Month SOFR	144	03/18/2025	USD	34,180	(124)
3 Month Euro Euribor	65	09/15/2025	EUR	16,836	(71)
3 Month Euro Euribor	131	12/15/2025	EUR	33,963	(59)
3 Month SONIA	114	03/17/2026	GBP	34,086	(153)
					(15,319)
Short Contracts
Euro-BTP	(76)	06/06/2024	EUR	(9,489)	63
Euro-Bund	(11)	06/06/2024	EUR	(1,525)	6
Euro-Schatz	(198)	06/06/2024	EUR	(22,202)	132
U.S. Treasury 10 Year Note	(3)	06/18/2024	USD	(322)	10
U.S. Treasury 10 Year Ultra Note	(74)	06/18/2024	USD	(8,161)	279
U.S. Treasury 2 Year Note	(69)	06/28/2024	USD	(13,987)	176
U.S. Treasury 5 Year Note	(1,254)	06/28/2024	USD	(131,405)	387
3 Month SONIA	(115)	09/17/2024	GBP	(34,096)	94
3 Month Euro Euribor	(66)	12/16/2024	EUR	(17,024)	127
3 Month SONIA	(114)	03/18/2025	GBP	(33,908)	90
3 Month SOFR	(72)	12/16/2025	USD	(17,182)	90
3 Month SOFR	(216)	03/17/2026	USD	(51,616)	223
					1,677
					(13,642)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	39

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
GBP	British Pound
IFSC	International Financial Service Centre
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Forward foreign currency exchange contracts outstanding as of April 30, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	2,561	USD	3,196	Merrill Lynch International	5/3/2024	4
USD	7,058	AUD	10,805	Citibank, NA	5/3/2024	59
USD	4,825	CAD	6,608	Royal Bank of Canada	5/3/2024	25
USD	11,161	EUR	10,407	Goldman Sachs International	5/3/2024	54
USD	10,294	GBP	8,146	TD Bank Financial Group	5/3/2024	115
USD	23,430	JPY	3,673,320	HSBC Bank, NA	5/7/2024	122
USD	7,011	GBP	5,584	HSBC Bank, NA	6/5/2024	31
Total unrealized appreciation						410
AUD	10,805	USD	7,059	Barclays Bank plc	5/3/2024	(59)
CAD	6,608	USD	4,870	BNP Paribas	5/3/2024	(70)
EUR	600	USD	656	BNP Paribas	5/3/2024	(16)
EUR	766	USD	823	HSBC Bank, NA	5/3/2024	(6)
EUR	13,929	USD	15,091	Morgan Stanley	5/3/2024	(226)
GBP	5,584	USD	7,009	HSBC Bank, NA	5/3/2024	(31)
USD	5,198	EUR	4,887	HSBC Bank, NA	5/3/2024	(17)
JPY	3,507,963	USD	23,303	Citibank, NA	5/7/2024	(1,044)
JPY	165,357	USD	1,095	HSBC Bank, NA	5/7/2024	(46)
AUD	10,805	USD	7,065	Citibank, NA	6/5/2024	(58)
CAD	6,608	USD	4,828	Royal Bank of Canada	6/5/2024	(25)
EUR	2,997	USD	3,208	Barclays Bank plc	6/5/2024	(5)
EUR	10,407	USD	11,176	Goldman Sachs International	6/5/2024	(53)
GBP	765	USD	958	Citibank, NA	6/5/2024	(2)
JPY	3,673,320	USD	23,533	HSBC Bank, NA	6/5/2024	(116)
JPY	794,094	USD	5,123	Morgan Stanley	6/5/2024	(61)
Total unrealized depreciation						(1,835)
Net unrealized depreciation						(1,425)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Funds	April 30, 2024

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 34.8%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd.
(SOFR + 0.56%), 5.91%, 3/18/2026 (a) (b)	262	262
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.57%, 11/25/2035 (b) (c) (d)	800	641
FMG Resources August 2006 Pty. Ltd.
4.50%, 9/15/2027 (a)	168	158
4.38%, 4/1/2031 (a)	103	91
6.13%, 4/15/2032 (a)	1,001	969
Glencore Funding LLC
2.50%, 9/1/2030 (a)	83	69
2.63%, 9/23/2031 (a)	29	24
Macquarie Group Ltd.
6.21%, 11/22/2024 (a)	400	401
(SOFR + 0.69%), 1.20%, 10/14/2025 (a) (b)	595	581
Mineral Resources Ltd.
8.13%, 5/1/2027 (a)	129	130
8.00%, 11/1/2027 (a)	149	151
8.50%, 5/1/2030 (a)	750	768
		4,245
Austria — 0.0% ^
ams-OSRAM AG 12.25%, 3/30/2029 (a) (e)	2,065	2,066
Azerbaijan — 0.0% ^
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (d)	1,180	1,193
Bahrain — 0.0% ^
Bapco Energies BSCC 7.50%, 10/25/2027 (d)	1,150	1,161
Brazil — 0.1%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	287	272
CSN Resources SA 4.63%, 6/10/2031 (a)	450	352
Guara Norte SARL 5.20%, 6/15/2034 (a)	297	267
Klabin Austria GmbH 7.00%, 4/3/2049 (d)	1,150	1,115
Minerva Luxembourg SA 8.88%, 9/13/2033 (a)	928	952
MV24 Capital BV 6.75%, 6/1/2034 (a)	548	503
Petrobras Global Finance BV 6.85%, 6/5/2115	300	260
Vale Overseas Ltd. 3.75%, 7/8/2030	26	23
		3,744
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — 1.7%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,860	1,716
3.50%, 2/15/2029 (a)	1,411	1,260
4.00%, 10/15/2030 (a)	3,825	3,299
Athabasca Oil Corp. 9.75%, 11/1/2026 (a)	311	326
ATS Corp. 4.13%, 12/15/2028 (a)	1,150	1,034
Bank of Montreal
3.70%, 6/7/2025	318	311
5.72%, 9/25/2028	48	49
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (b) (c) (f) (g)	2,497	2,440
5.45%, 6/12/2025	460	459
1.30%, 9/15/2026	129	117
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (b) (c)	1,900	1,512
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (b) (c)	4,942	5,088
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	3,985	4,155
7.38%, 3/15/2032 (a)	2,188	2,207
Bombardier, Inc.
7.88%, 4/15/2027 (a)	5,416	5,382
8.75%, 11/15/2030 (a)	1,363	1,450
7.25%, 7/1/2031 (a)	2,631	2,637
Canadian Imperial Bank of Commerce
3.95%, 8/4/2025	319	312
5.99%, 10/3/2028	1,780	1,811
5.26%, 4/8/2029	837	824
Emera US Finance LP 2.64%, 6/15/2031	34	27
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (b)	9,177	9,072
Enbridge, Inc.
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (b)	2,237	2,116
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (b)	11,810	10,820
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (b)	4,722	4,701
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	41

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Federation des Caisses Desjardins du Quebec
5.70%, 3/14/2028 (a)	554	553
5.25%, 4/26/2029 (a)	2,606	2,559
Garda World Security Corp. 4.63%, 2/15/2027 (a)	3,006	2,859
goeasy Ltd. 9.25%, 12/1/2028 (a)	1,110	1,172
Greenfire Resources Ltd. 12.00%, 10/1/2028 (a)	52	55
MEG Energy Corp. 5.88%, 2/1/2029 (a)	538	520
New Gold, Inc. 7.50%, 7/15/2027 (a)	1,184	1,177
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	4,110	4,033
5.25%, 6/1/2027 (a)	5,176	4,869
8.50%, 11/15/2028 (a)	1,586	1,667
9.00%, 2/15/2030 (a)	1,698	1,750
Open Text Holdings, Inc.
4.13%, 2/15/2030 (a)	201	177
4.13%, 12/1/2031 (a)	1,162	996
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	3,425	3,425
6.88%, 1/15/2029 (a)	673	666
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	315	288
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028 (a)	1,352	1,365
7.75%, 3/15/2031 (a)	944	979
Rogers Communications, Inc.
3.80%, 3/15/2032	62	54
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (b)	6,303	5,991
Royal Bank of Canada
4.95%, 4/25/2025	460	457
4.88%, 1/12/2026	1,541	1,526
5.20%, 7/20/2026	368	366
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.50%, 5/2/2084 (b) (c)	11,795	11,808
Superior Plus LP 4.50%, 3/15/2029 (a)	1,621	1,466
Toronto-Dominion Bank (The)
5.53%, 7/17/2026	1,359	1,360
(SOFR + 1.08%), 6.41%, 7/17/2026 (b)	736	743
4.69%, 9/15/2027	44	43
4.99%, 4/5/2029	1,778	1,741
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (b) (c)	13,713	14,101
TransCanada PipeLines Ltd. 1.00%, 10/12/2024	395	387
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (b)	3,021	2,896
(SOFR + 4.42%), 5.50%, 9/15/2079 (b)	8,775	7,914
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	1,174	1,143
Videotron Ltd.
5.13%, 4/15/2027 (a)	264	255
3.63%, 6/15/2029 (a)	74	66
		144,552
China — 0.2%
Central Plaza Development Ltd.
3.85%, 7/14/2025 (d)	200	184
4.65%, 1/19/2026 (d)	1,800	1,589
China Oil & Gas Group Ltd. 4.70%, 6/30/2026 (d)	444	386
Chong Hing Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%, 7/15/2024 (b) (c) (d) (f) (g)	650	647
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/2026 (d)	1,500	1,418
Fortune Star BVI Ltd. 6.85%, 7/2/2024 (d)	600	594
Franshion Brilliant Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.58%), 6.00%, 2/8/2026 (b) (d) (f) (g)	700	592
4.25%, 7/23/2029 (d)	600	414
GLP China Holdings Ltd. 2.95%, 3/29/2026 (d)	700	588
Greentown China Holdings Ltd. 5.65%, 7/13/2025 (d)	1,200	1,101
Huarong Finance 2017 Co. Ltd. 4.75%, 4/27/2027 (d)	400	375
Huarong Finance 2019 Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.25%, 9/30/2025 (b) (d) (f) (g)	250	236
3.88%, 11/13/2029 (d)	700	598
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
China — continued
Huarong Finance II Co. Ltd.
5.00%, 11/19/2025 (d)	2,250	2,185
4.63%, 6/3/2026 (d)	1,500	1,429
Longfor Group Holdings Ltd.
4.50%, 1/16/2028 (d)	1,300	874
3.95%, 9/16/2029 (d)	600	356
Prosus NV
3.68%, 1/21/2030 (d)	200	172
4.03%, 8/3/2050 (d)	200	127
3.83%, 2/8/2051 (d)	500	307
Shandong Iron And Steel Xinheng International Co. Ltd. 4.80%, 7/28/2024 (d)	950	941
Shui On Development Holding Ltd.
5.50%, 3/3/2025 (d)	650	484
5.50%, 6/29/2026 (d)	400	241
Vanke Real Estate Hong Kong Co. Ltd. 3.98%, 11/9/2027 (d)	400	173
Xiaomi Best Time International Ltd. 4.10%, 7/14/2051 (d)	300	207
Yanlord Land HK Co. Ltd. 5.13%, 5/20/2026 (d)	400	322
Yunda Holding Investment Ltd. 2.25%, 8/19/2025 (d)	600	568
Zhongsheng Group Holdings Ltd. 3.00%, 1/13/2026 (d)	450	421
		17,529
Colombia — 0.0% ^
Ecopetrol SA
8.63%, 1/19/2029	600	624
8.38%, 1/19/2036	439	426
7.38%, 9/18/2043	412	362
5.88%, 5/28/2045	350	249
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (d)	950	775
		2,436
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Denmark — 0.0% ^
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (b) (d)	302	296
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	570	563
		859
Finland — 0.1%
Amer Sports Co. 6.75%, 2/16/2031 (a)	2,550	2,501
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (a) (b) (c) (f) (g)	5,682	5,564
1.50%, 9/30/2026 (a)	1,203	1,091
		9,156
France — 0.9%
Altice France SA
8.13%, 2/1/2027 (a)	3,019	2,273
5.50%, 1/15/2028 (a)	370	250
5.13%, 7/15/2029 (a)	3,800	2,475
5.50%, 10/15/2029 (a)	2,932	1,918
Banque Federative du Credit Mutuel SA
1.00%, 2/4/2025 (a)	326	315
4.94%, 1/26/2026 (a)	653	645
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (a) (b) (c) (f) (g)	4,792	5,077
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (f) (g)	8,839	8,913
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	1,831	1,800
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 8.00%, 8/22/2031 (a) (b) (c) (f) (g)	1,510	1,501
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (b)	4,275	4,175
BPCE SA
4.50%, 3/15/2025 (a)	1,771	1,744
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	43

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	3,728	3,497
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	458	457
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	1,079	1,092
Credit Agricole SA
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (a) (b) (c) (f) (g)	2,164	2,191
(SONIA GBP ICE Swap Rate 5 Year + 4.81%), 7.50%, 6/23/2026 (a) (b) (c) (f) (g)	GBP3,130	3,876
4.13%, 1/10/2027 (a)	1,003	966
5.13%, 3/11/2027 (a)	991	982
5.30%, 7/12/2028 (a)	743	738
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 4.75%, 3/23/2029 (a) (b) (c) (f) (g)	5,291	4,496
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	1,290	1,266
Societe Generale SA
4.25%, 4/14/2025 (a)	207	203
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	1,258	1,265
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (a) (b) (c) (f) (g)	8,298	8,446
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	2,270	2,080
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	1,868	1,840
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	2,962	2,894
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (f) (g)	6,316	5,109
7.37%, 1/10/2053 (a)	2,872	2,844
		75,328
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Germany — 0.1%
BMW US Capital LLC (SOFRINDX + 0.55%), 5.88%, 4/2/2026 (a) (b)	240	241
Daimler Truck Finance North America LLC 5.20%, 1/17/2025 (a)	320	318
Deutsche Bank AG
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	2,601	2,447
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	239	237
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	132	152
Mercer International, Inc. 5.13%, 2/1/2029	50	44
Volkswagen Group of America Finance LLC (SOFR + 0.83%), 6.18%, 3/20/2026 (a) (b)	200	200
		3,639
Guatemala — 0.0% ^
Energuate Trust 5.88%, 5/3/2027 (d)	1,147	1,086
Hong Kong — 0.2%
Bank of East Asia Ltd. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 5.83%, 10/21/2025 (b) (c) (d) (f) (g)	1,750	1,683
CAS Capital No. 1 Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.64%), 4.00%, 7/12/2026 (b) (d) (f) (g)	2,500	2,267
FWD Group Holdings Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.87%), 8.05%, 6/15/2024 (b) (d) (f) (g)	1,200	1,149
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 6.68%, 8/1/2024 (b) (d) (f) (g)	1,000	841
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.88%), 6.38%, 9/13/2024 (b) (d) (f) (g)	300	291
Goodman HK Finance 4.38%, 6/19/2024 (d)	300	299
Melco Resorts Finance Ltd.
5.25%, 4/26/2026 (d)	800	769
5.63%, 7/17/2027 (d)	2,300	2,171
5.75%, 7/21/2028 (d)	600	558
7.63%, 4/17/2032 (a)	300	294
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hong Kong — continued
Nan Fung Treasury Ltd. 3.63%, 8/27/2030 (d)	300	255
NWD Finance BVI Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 6.20%), 6.15%, 3/16/2025 (b) (d) (f) (g)	2,150	1,795
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.89%), 5.25%, 3/22/2026 (b) (d) (f) (g)	500	325
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.86%), 4.13%, 3/10/2028 (b) (d) (f) (g)	2,000	980
NWD MTN Ltd. 4.13%, 7/18/2029 (d)	1,600	1,104
Prudential Funding Asia plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.52%), 2.95%, 11/3/2033 (b) (d)	1,400	1,228
		16,009
India — 0.4%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028 (d)	600	590
Axis Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.10%, 9/8/2026 (b) (c) (d) (f) (g)	1,000	930
Continuum Energy Aura Pte. Ltd. 9.50%, 2/24/2027 (d)	1,400	1,413
Continuum Energy Levanter Pte. Ltd. 4.50%, 2/9/2027 (d)	594	565
Delhi International Airport Ltd. 6.13%, 10/31/2026 (d)	600	593
GMR Hyderabad International Airport Ltd. 4.25%, 10/27/2027 (d)	1,800	1,657
Greenko Dutch BV 3.85%, 3/29/2026 (d)	2,138	1,994
Greenko Power II Ltd.
4.30%, 12/13/2028 (a)	832	743
4.30%, 12/13/2028 (d)	360	321
Greenko Solar Mauritius Ltd. 5.95%, 7/29/2026 (d)	2,600	2,504
Greenko Wind Projects Mauritius Ltd. 5.50%, 4/6/2025 (a)	1,000	981
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

India — continued
HDFC Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 3.70%, 8/25/2026 (a) (b) (c) (f) (g)	1,100	1,014
HPCL-Mittal Energy Ltd.
5.45%, 10/22/2026 (d)	400	387
5.25%, 4/28/2027 (d)	2,100	2,011
India Clean Energy Holdings 4.50%, 4/18/2027 (d)	2,450	2,195
India Green Power Holdings 4.00%, 2/22/2027 (d)	2,707	2,463
JSW Infrastructure Ltd.
4.95%, 1/21/2029 (a)	800	738
4.95%, 1/21/2029 (d)	1,500	1,384
JSW Steel Ltd.
5.38%, 4/4/2025 (d)	2,200	2,174
3.95%, 4/5/2027 (a)	600	555
Network i2i Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%, 1/15/2025 (b) (d) (f) (g)	2,900	2,883
ReNew Pvt Ltd. 5.88%, 3/5/2027 (d)	703	673
Shriram Finance Ltd. 6.63%, 4/22/2027 (a)	600	593
TML Holdings Pte. Ltd.
5.50%, 6/3/2024 (d)	600	599
4.35%, 6/9/2026 (d)	1,000	954
Vedanta Resources Finance II plc
13.88%, 1/21/2027 (d)	282	265
13.88%, 12/9/2028 (d) (h)	1,008	915
Vedanta Resources Ltd. 13.88%, 12/9/2028 (d) (h)	1,316	1,169
		33,263
Indonesia — 0.2%
Adaro Indonesia PT 4.25%, 10/31/2024 (d)	2,350	2,316
Bank Negara Indonesia Persero Tbk. PT (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.47%), 4.30%, 3/24/2027 (b) (c) (d) (f) (g)	1,700	1,558
Bank Tabungan Negara Persero Tbk. PT 4.20%, 1/23/2025 (c) (d)	1,000	979
Cikarang Listrindo Tbk. PT 4.95%, 9/14/2026 (d)	1,600	1,532
Indika Energy Capital III Pte. Ltd. 5.88%, 11/9/2024 (d)	250	250
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	45

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Indonesia — continued
Indika Energy Capital IV Pte. Ltd. 8.25%, 10/22/2025 (d)	3,400	3,421
Indika Energy Tbk. PT 8.75%, 5/7/2029 (a) (i)	600	594
Medco Bell Pte. Ltd. 6.38%, 1/30/2027 (d)	894	868
Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028 (d)	1,850	1,768
Medco Oak Tree Pte. Ltd. 7.38%, 5/14/2026 (d)	500	500
Minejesa Capital BV 5.63%, 8/10/2037 (d)	1,000	867
Pelabuhan Indonesia Persero PT 4.88%, 10/1/2024 (d)	300	299
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 6.25%, 1/25/2049 (d)	600	578
		15,530
Ireland — 0.1%
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.88%, 10/10/2079 (b)	4,984	4,922
AerCap Ireland Capital DAC 6.45%, 4/15/2027	1,039	1,059
AIB Group plc (SOFR + 3.46%), 7.58%, 10/14/2026 (a) (b)	1,293	1,319
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	966	968
Cimpress plc 7.00%, 6/15/2026	1,152	1,143
EndoDesign 0.00%, 10/15/2024 ‡	925	—
		9,411
Israel — 0.0% ^
Energian Israel Finance Ltd.
4.88%, 3/30/2026 (d)	210	198
5.38%, 3/30/2028 (d)	220	195
Leviathan Bond Ltd. 6.50%, 6/30/2027 (d)	720	676
		1,069
Italy — 0.1%
Enel Finance International NV 2.65%, 9/10/2024 (a)	323	320
Intesa Sanpaolo SpA 7.00%, 11/21/2025 (a)	673	681
Telecom Italia Capital SA
6.38%, 11/15/2033	1,000	884
6.00%, 9/30/2034	4,506	3,794
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Italy — continued
7.72%, 6/4/2038	725	674
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (f) (g)	EUR1,200	1,314
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (b) (c) (d) (f) (g)	EUR202	189
		7,856
Japan — 0.1%
Mitsubishi HC Capital, Inc. 3.64%, 4/13/2025 (a) (e)	200	196
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/2025	269	261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	793	784
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (b) (e)	429	421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b) (e)	550	503
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (b)	1,380	1,256
Mizuho Financial Group, Inc.
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	524	504
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	557	509
NTT Finance Corp. 4.14%, 7/26/2024 (a)	200	199
Rakuten Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.58%), 5.13%, 4/22/2026 (b) (d) (f) (g)	300	247
11.25%, 2/15/2027 (d)	200	208
Sumitomo Mitsui Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.28%), 6.60%, 6/5/2034 (b) (c) (f) (g)	2,730	2,625
Suntory Holdings Ltd. 2.25%, 10/16/2024 (a)	250	246
		7,959
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Luxembourg — 0.4%
Altice Financing SA 5.75%, 8/15/2029 (a)	4,106	3,050
Altice France Holding SA 10.50%, 5/15/2027 (a)	4,564	1,620
Endo Luxembourg Finance Co. I SARL 0.00%, 4/1/2029 ‡	2,045	—
INEOS Finance plc
6.75%, 5/15/2028 (a)	1,677	1,648
7.50%, 4/15/2029 (a) (e)	5,108	5,132
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	18,636	17,837
		29,287
Macau — 0.2%
Champion Path Holdings Ltd. 4.85%, 1/27/2028 (d)	2,500	2,241
MGM China Holdings Ltd.
5.38%, 5/15/2024 (d)	300	300
4.75%, 2/1/2027 (d)	1,400	1,319
Sands China Ltd. 5.40%, 8/8/2028 (h)	350	339
Studio City Finance Ltd.
6.00%, 7/15/2025 (d)	2,273	2,243
6.50%, 1/15/2028 (d)	850	795
5.00%, 1/15/2029 (d)	1,850	1,586
Wynn Macau Ltd.
4.88%, 10/1/2024 (d)	300	297
5.50%, 1/15/2026 (d)	2,300	2,235
5.63%, 8/26/2028 (d)	3,500	3,233
		14,588
Mexico — 0.2%
Braskem Idesa SAPI 7.45%, 11/15/2029 (d)	950	750
Petroleos Mexicanos
6.49%, 1/23/2027	470	441
5.35%, 2/12/2028	1,900	1,662
6.50%, 1/23/2029	420	372
5.95%, 1/28/2031	1,460	1,154
6.70%, 2/16/2032	1,767	1,447
10.00%, 2/7/2033 (e)	725	711
10.00%, 2/7/2033	600	588
5.63%, 1/23/2046	1,999	1,157
6.75%, 9/21/2047	850	542
6.35%, 2/12/2048	500	307
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mexico — continued
7.69%, 1/23/2050	4,727	3,300
6.95%, 1/28/2060	2,100	1,336
		13,767
Morocco — 0.0% ^
OCP SA
3.75%, 6/23/2031 (d)	950	787
6.88%, 4/25/2044 (d)	1,030	946
5.13%, 6/23/2051 (d)	1,000	724
7.50%, 5/2/2054 (a)	630	611
		3,068
Netherlands — 0.5%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (c) (d) (f) (g)	EUR5,700	5,908
Cooperatieve Rabobank UA
3.88%, 8/22/2024	438	436
4.38%, 8/4/2025	736	721
3.75%, 7/21/2026	779	744
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (d) (f) (g)	EUR6,000	6,075
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	1,104	1,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	1,150	1,140
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.45%, 3/5/2030 (a) (b)	1,150	1,132
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (b) (c) (f) (g)	9,718	9,172
3.95%, 3/29/2027	1,518	1,450
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (c) (f) (g)	5,500	4,504
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (b) (c) (d) (f) (g)	1,200	1,196
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	47

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Netherlands — continued
Trivium Packaging Finance BV
5.50%, 8/15/2026 (a) (h)	1,941	1,907
8.50%, 8/15/2027 (a) (h)	2,386	2,363
		37,748
Norway — 0.0% ^
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	1,393	1,306
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	704	704
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	819	853
		2,863
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (a)	364	267
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (a)	1,400	1,040
5.63%, 6/19/2047 (d)	600	363
		1,403
Philippines — 0.0% ^
Globe Telecom, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 4.20%, 8/2/2026 (b) (d) (f) (g)	1,700	1,619
Rizal Commercial Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.24%), 6.50%, 8/27/2025 (b) (c) (d) (f) (g)	1,000	977
		2,596
Singapore — 0.0% ^
GLP Pte. Ltd.
3.88%, 6/4/2025 (d)	1,300	1,160
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.74%), 4.50%, 5/17/2026 (b) (d) (f) (g)	1,400	663
		1,823
South Africa — 0.0% ^
Eskom Holdings SOC Ltd. 7.13%, 2/11/2025 (d)	1,150	1,143
Transnet SOC Ltd. 8.25%, 2/6/2028 (a)	1,000	984
		2,127
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Korea — 0.0% ^
Hana Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.41%), 3.50%, 10/19/2026 (a) (b) (c) (f) (g)	250	233
Hanwha Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.38%, 2/4/2032 (b) (d)	300	277
SK Hynix, Inc. 2.38%, 1/19/2031 (d)	700	560
Tongyang Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 5.25%, 9/22/2025 (b) (d) (f) (g)	200	192
		1,262
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (b) (c) (d) (f) (g)	EUR4,000	4,232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	3,000	2,991
5.38%, 3/13/2029	1,000	990
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (f) (g)	8,150	8,559
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (b)	400	400
3.50%, 3/24/2025	1,400	1,373
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (b) (c) (f) (g)	2,200	1,882
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	800	790
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (f) (g)	4,800	5,031
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (f) (g)	3,400	3,630
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
6.94%, 11/7/2033	1,600	1,712
Grifols SA 4.75%, 10/15/2028 (a) (e)	3,524	2,846
		34,436
Sweden — 0.1%
Skandinaviska Enskilda Banken AB
1.20%, 9/9/2026 (a)	597	539
5.38%, 3/5/2029 (a)	2,535	2,492
Svenska Handelsbanken AB
5.50%, 6/15/2028 (a)	1,782	1,770
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (f) (g)	3,200	2,660
Swedbank AB 6.14%, 9/12/2026 (a)	1,750	1,759
		9,220
Switzerland — 0.3%
UBS AG (SOFR + 0.45%), 5.83%, 8/9/2024 (a) (b)	420	420
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (b) (c) (d) (f) (g)	876	872
(USD Swap Semi 5 Year + 4.59%), 6.88%, 8/7/2025 (b) (c) (d) (f) (g)	1,990	1,955
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	936	925
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.13%, 7/29/2026 (b) (c) (d) (f) (g)	1,577	1,490
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (a) (b) (c) (f) (g)	1,931	1,734
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (f) (g)	2,633	2,810
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (b)	3,887	3,976
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (f) (g)	6,826	7,492
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a) (e)	2,150	1,925
		23,599
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Thailand — 0.0% ^
Bangkok Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.73%), 5.00%, 9/23/2025 (b) (c) (d) (f) (g)	1,000	969
Kasikornbank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.34%), 4.00%, 2/10/2027 (b) (c) (d) (f) (g)	576	528
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/2/2031 (b) (c) (d)	900	832
Krung Thai Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 4.40%, 3/25/2026 (b) (c) (d) (f) (g)	900	849
Thaioil Treasury Center Co. Ltd. 4.88%, 1/23/2043 (d)	500	424
		3,602
Turkey — 0.0% ^
TC Ziraat Bankasi A/S 8.00%, 1/16/2029 (d)	400	403
United Kingdom — 1.1%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	2,570	2,276
Barclays plc
3.65%, 3/16/2025	322	316
(3-MONTH SOFR + 1.61%), 3.93%, 5/7/2025 (b)	4,340	4,339
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.38%, 12/15/2025 (b) (c) (d) (f) (g)	GBP400	481
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (b) (c) (f) (g)	3,196	3,143
(SOFR + 1.74%), 5.69%, 3/12/2030 (b)	460	454
Drax Finco plc 6.63%, 11/1/2025 (a)	348	348
HSBC Holdings plc
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	2,280	2,273
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (b) (c) (f) (g)	10,579	10,919
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	1,380	1,219
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029 (b) (c) (d) (f) (g)	EUR330	327
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	49

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (f) (g)	7,641	6,287
(SOFR + 1.78%), 5.72%, 3/4/2035 (b) (e)	4,595	4,499
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (a) (e)	1,867	1,972
Ithaca Energy North Sea plc 9.00%, 7/15/2026 (a)	883	889
Lloyds Banking Group plc
4.45%, 5/8/2025	400	394
4.65%, 3/24/2026	1,380	1,347
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (b) (c) (f) (g)	6,083	5,982
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	1,343	1,322
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	662	656
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (b)	3,100	3,024
Nationwide Building Society
1.00%, 8/28/2025 (a)	1,088	1,020
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (b) (c) (d) (f) (g)	GBP3,950	4,590
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (f) (g)	6,996	6,800
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	200	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (b)	4,080	3,996
NatWest Markets plc 0.80%, 8/12/2024 (a)	675	666
Reckitt Benckiser Treasury Services plc 2.75%, 6/26/2024 (a)	440	438
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	2,346	2,371
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United Kingdom — continued
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	1,136	1,036
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025 (b) (c) (d) (f) (g)	1,200	1,175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (a) (b)	1,394	1,406
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	706	689
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (a) (b)	508	498
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (b)	1,024	1,027
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (b) (c) (d) (f) (g)	1,200	1,185
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (a) (b) (c) (f) (g)	4,495	4,439
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.30%, 8/19/2028 (b) (c) (d) (f) (g)	700	564
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.52%, 2/12/2030 (b) (d)	300	292
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.88%, 3/8/2030 (a) (b) (c) (f) (g)	330	321
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.81%), 4.75%, 1/14/2031 (b) (c) (d) (f) (g)	1,400	1,124
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.58%), 6.30%, 7/6/2034 (b) (d)	500	509
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (a)	4,075	3,704
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (b)	7,100	5,941
		96,457
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — 27.3%
AbbVie, Inc.
2.60%, 11/21/2024	450	443
4.05%, 11/21/2039	76	64
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	546	550
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,189	3,069
5.00%, 4/15/2029 (a)	2,490	2,339
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	5,180	4,504
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	4,030	4,010
Acushnet Co. 7.38%, 10/15/2028 (a)	1,028	1,055
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	2,076	1,996
7.00%, 4/15/2028 (a)	3,141	3,173
8.25%, 4/15/2031 (a) (e)	5,654	5,871
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	3,930	3,552
4.88%, 7/15/2032 (a)	6,428	5,722
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	1,137	1,077
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (a)	618	598
6.38%, 6/15/2030 (a)	466	463
AECOM 5.13%, 3/15/2027	294	286
Air Lease Corp.
3.75%, 6/1/2026	32	31
5.85%, 12/15/2027	483	484
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	3,837	3,644
4.63%, 1/15/2027 (a)	7,200	6,879
5.88%, 2/15/2028 (a)	3,031	2,970
3.50%, 3/15/2029 (a)	5,563	4,909
4.88%, 2/15/2030 (a)	814	759
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a) (e)	7,080	6,958
7.13%, 3/15/2031 (a)	2,066	2,090
Alexandria Real Estate Equities, Inc., REIT
2.75%, 12/15/2029	37	32
2.95%, 3/15/2034	14	11
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	754	752
4.63%, 6/1/2028 (a)	3,940	3,537
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,417	3,266
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
5.88%, 6/1/2029 (a)	8,293	8,082
3.75%, 1/30/2031 (a)	1,315	1,126
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (b)	3,103	3,100
Ally Financial, Inc.
5.75%, 11/20/2025 (e)	2,750	2,728
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (b) (f) (g)	5,871	4,543
Altria Group, Inc. 4.80%, 2/14/2029	38	37
AMC Networks, Inc. 4.25%, 2/15/2029 (e)	1,281	867
Ameren Corp. 2.50%, 9/15/2024	710	701
American Airlines, Inc.
5.50%, 4/20/2026 (a)	8,228	8,133
5.75%, 4/20/2029 (a)	6,445	6,224
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	685	679
6.50%, 4/1/2027 (e)	4,145	4,104
6.88%, 7/1/2028 (e)	6,264	6,217
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	3,325	3,061
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (b)	5,173	4,619
American Express Co.
3.95%, 8/1/2025	102	100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (b) (f) (g)	7,136	6,511
American Honda Finance Corp. (SOFR + 0.50%), 5.84%, 10/10/2025 (b)	169	169
American International Group, Inc. Series A-9, (3-MONTH SOFR + 2.87%), 5.75%, 4/1/2048 (b)	657	634
American Tower Corp., REIT
1.45%, 9/15/2026	46	42
1.50%, 1/31/2028	155	133
2.10%, 6/15/2030	57	46
AmeriGas Partners LP
5.50%, 5/20/2025	3,733	3,711
5.88%, 8/20/2026	2,600	2,557
5.75%, 5/20/2027	1,119	1,086
9.38%, 6/1/2028 (a)	1,900	1,974
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	51

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,941	3,935
ANGI Group LLC 3.88%, 8/15/2028 (a)	1,433	1,210
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	3,804	3,873
5.75%, 3/1/2027 (a)	450	442
5.75%, 1/15/2028 (a)	2,860	2,799
5.38%, 6/15/2029 (a)	4,092	3,894
Antero Resources Corp.
8.38%, 7/15/2026 (a)	2,242	2,303
7.63%, 2/1/2029 (a)	739	757
5.38%, 3/1/2030 (a)	1,317	1,252
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	2,586	2,280
4.75%, 10/15/2029 (a)	2,037	1,851
Apollo Commercial Real Estate Finance, Inc., REIT 4.63%, 6/15/2029 (a)	1,191	982
APX Group, Inc. 5.75%, 7/15/2029 (a)	185	172
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,420	4,197
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	1,635	1,402
6.13%, 12/1/2028 (a)	634	516
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,722	1,718
6.25%, 4/1/2028 (a)	2,205	2,160
Arcosa, Inc. 4.38%, 4/15/2029 (a)	1,126	1,025
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	687	666
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	3,785	3,154
5.25%, 8/15/2027 (a) (e)	8,915	4,546
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	412	386
4.63%, 11/15/2029 (a) (e)	5,139	4,647
4.75%, 3/1/2030	420	381
5.00%, 2/15/2032 (a)	1,004	893
Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026 (a)	2,308	2,305
8.25%, 12/31/2028 (a)	82	84
5.88%, 6/30/2029 (a)	1,122	1,069
ASGN, Inc. 4.63%, 5/15/2028 (a)	638	595
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	260	234
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
ATI, Inc.
5.88%, 12/1/2027	1,861	1,823
4.88%, 10/1/2029	1,655	1,541
7.25%, 8/15/2030	1,760	1,800
5.13%, 10/1/2031	1,240	1,130
Audacy Capital Corp. 6.50%, 5/1/2027 (a) (j)	7,009	240
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	6,756	6,280
Avient Corp. 7.13%, 8/1/2030 (a)	1,175	1,189
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,563	4,299
4.75%, 4/1/2028 (a) (e)	7,475	6,608
8.00%, 2/15/2031 (a) (e)	3,225	3,088
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	832	849
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	4,833	4,636
3.38%, 2/15/2029 (a)	4,430	3,870
Bank of America Corp.
Series X, (3-MONTH CME TERM SOFR + 3.97%), 6.25%, 9/5/2024 (b) (f) (g)	7,517	7,493
Series Z, (3-MONTH CME TERM SOFR + 4.44%), 6.50%, 10/23/2024 (b) (f) (g)	4,620	4,627
Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (b) (f) (g)	2,053	2,049
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	1,437	1,409
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (b)	2,070	2,036
(SOFR + 0.65%), 1.53%, 12/6/2025 (b)	3,547	3,455
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (b) (f) (g)	5,185	5,156
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (b) (f) (g)	1,305	1,197
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (b) (f) (g)	3,230	3,192
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (b) (f) (g)	6,976	6,691
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (b)	966	858
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	1,444	1,165
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	1,978	1,823
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	1,400	1,361
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (b)	3,781	2,955
Bank of New York Mellon Corp. (The)
(SOFR + 0.62%), 5.94%, 4/25/2025 (b)	251	252
Series F, (3-MONTH CME TERM SOFR + 3.13%), 4.63%, 9/20/2026 (b) (f) (g)	7,637	7,241
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (b)	46	47
Bath & Body Works, Inc.
5.25%, 2/1/2028	50	48
6.88%, 11/1/2035	997	990
6.75%, 7/1/2036	2,296	2,241
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	5,791	3,750
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	11,369	10,590
9.00%, 12/15/2025 (a)	20,332	19,210
5.75%, 8/15/2027 (a)	965	666
5.00%, 1/30/2028 (a)	2,375	1,075
4.88%, 6/1/2028 (a)	4,232	2,734
5.00%, 2/15/2029 (a)	4,668	1,984
6.25%, 2/15/2029 (a)	2,065	901
5.25%, 1/30/2030 (a)	8,398	3,611
5.25%, 2/15/2031 (a)	3,262	1,354
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	1,163	1,177
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	1,161	1,151
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,077	2,069
Block, Inc.
2.75%, 6/1/2026	1,825	1,715
3.50%, 6/1/2031	1,471	1,243
Blue Racer Midstream LLC
7.63%, 12/15/2025 (a)	1,522	1,529
6.63%, 7/15/2026 (a)	1,510	1,502
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	1,328	1,264
Boise Cascade Co. 4.88%, 7/1/2030 (a)	852	781
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	983	870
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	3,600	3,276
BP Capital Markets plc
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.17%), 4.25%, 3/22/2027 (b) (d) (f) (g)	GBP2,300	2,705
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (b) (d) (f) (g)	EUR7,400	7,501
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (f) (g)	2,553	2,385
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (b) (f) (g)	2,230	2,250
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	289	278
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,660	3,438
Broadcom, Inc. 4.30%, 11/15/2032	67	61
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	62	61
Buckeye Partners LP
4.13%, 3/1/2025 (a)	3,620	3,542
3.95%, 12/1/2026	220	207
4.50%, 3/1/2028 (a)	4,760	4,434
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	1,160	1,086
4.25%, 2/1/2032 (a)	2,883	2,511
6.38%, 6/15/2032 (a)	3,230	3,196
6.38%, 3/1/2034 (a)	1,780	1,747
Burford Capital Global Finance LLC
6.25%, 4/15/2028 (a)	343	330
6.88%, 4/15/2030 (a)	204	198
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	2,624	2,397
4.13%, 4/15/2029 (a)	4,624	4,212
Cable One, Inc. 4.00%, 11/15/2030 (a) (e)	1,284	980
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	80	81
4.63%, 10/15/2029 (a)	2,320	2,070
6.50%, 2/15/2032 (a)	5,813	5,727
California Resources Corp. 7.13%, 2/1/2026 (a)	6,640	6,677
Calpine Corp.
5.25%, 6/1/2026 (a)	2,480	2,445
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	53

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.63%, 2/1/2029 (a)	1,027	943
5.00%, 2/1/2031 (a)	1,292	1,171
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (b) (f) (g)	7,699	6,634
Cardinal Health, Inc. 3.08%, 6/15/2024	468	466
Carnival Corp.
5.75%, 3/1/2027 (a)	4,414	4,308
4.00%, 8/1/2028 (a)	3,156	2,885
6.00%, 5/1/2029 (a)	1,183	1,146
7.00%, 8/15/2029 (a)	1,239	1,268
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	7,159	7,762
Carpenter Technology Corp.
6.38%, 7/15/2028	1,466	1,458
7.63%, 3/15/2030	870	886
Cars.com, Inc. 6.38%, 11/1/2028 (a)	980	937
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	2,038	1,999
3.13%, 2/15/2029 (a)	1,025	978
Caterpillar Financial Services Corp. (SOFR + 0.45%), 5.79%, 1/6/2025 (b)	157	157
CCO Holdings LLC
5.13%, 5/1/2027 (a)	10,838	10,157
5.00%, 2/1/2028 (a)	15,056	13,711
5.38%, 6/1/2029 (a)	7,911	6,968
4.75%, 3/1/2030 (a)	30,176	25,075
4.50%, 8/15/2030 (a)	10,358	8,417
4.25%, 2/1/2031 (a)	12,316	9,639
4.75%, 2/1/2032 (a)	790	621
4.50%, 5/1/2032	3,005	2,307
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,536	5,503
CDW LLC 4.25%, 4/1/2028 (e)	4,000	3,768
Cedar Fair LP
5.38%, 4/15/2027 (e)	1,860	1,805
5.25%, 7/15/2029	2,485	2,320
Centene Corp. 3.38%, 2/15/2030	5,040	4,391
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,276
4.13%, 10/15/2030 (e)	3,294	2,877
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (b) (f) (g)	1,177	1,164
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (b) (f) (g)	11,623	9,460
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	4,313	4,411
9.50%, 1/1/2031 (a)	561	602
Chemours Co. (The) 5.75%, 11/15/2028 (a) (e)	8,167	7,500
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,047
4.00%, 3/1/2031	1,000	892
3.25%, 1/31/2032	78	65
Chesapeake Energy Corp.
5.88%, 2/1/2029 (a)	575	564
6.75%, 4/15/2029 (a)	9,316	9,309
Chord Energy Corp. 6.38%, 6/1/2026 (a)	5,562	5,560
Churchill Downs, Inc. 4.75%, 1/15/2028 (a)	197	186
Ciena Corp. 4.00%, 1/31/2030 (a)	4,011	3,518
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	600	600
5.25%, 7/15/2028 (a) (e)	1,990	1,848
Citibank NA 5.57%, 4/30/2034	250	249
Citigroup, Inc.
Series M, (3-MONTH CME TERM SOFR + 3.68%), 6.30%, 8/15/2024 (b) (f) (g)	6,073	6,070
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (b) (f) (g)	4,826	4,780
(SOFR + 0.69%), 6.03%, 10/30/2024 (b)	428	429
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b) (f) (g)	2,596	2,522
(SOFR + 0.67%), 0.98%, 5/1/2025 (b)	2,033	2,033
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (b) (f) (g)	3,896	3,877
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (f) (g)	5,409	5,164
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	1,033	1,003
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (f) (g)	8,855	8,312
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (b) (f) (g)	5,444	5,419
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	2,024	1,693
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	966	774
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	1,769	1,463
(SOFR + 1.94%), 3.79%, 3/17/2033 (b)	1,900	1,651
Citizens Financial Group, Inc.
Series B, (3-MONTH CME TERM SOFR + 3.26%), 8.57%, 7/6/2024 (b) (f) (g)	737	702
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (b) (f) (g)	3,253	2,788
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	356	344
8.38%, 7/1/2028 (a)	2,932	3,059
8.63%, 11/1/2030 (a)	2,501	2,661
8.75%, 7/1/2031 (a)	2,610	2,769
Clarios Global LP
6.75%, 5/15/2025 (a)	2,625	2,626
6.25%, 5/15/2026 (a)	7,245	7,236
8.50%, 5/15/2027 (a)	3,333	3,337
6.75%, 5/15/2028 (a)	2,527	2,532
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	2,336	2,127
4.88%, 7/1/2029 (a)	2,708	2,466
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a) (e)	7,663	7,103
9.00%, 9/15/2028 (a) (e)	1,480	1,522
7.50%, 6/1/2029 (a) (e)	11,803	9,511
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	3,643	3,371
6.75%, 4/15/2030 (a)	2,207	2,155
4.88%, 3/1/2031 (a)	1,772	1,552
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	147	147
8.75%, 4/15/2030 (a)	51	49
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	4,445	4,015
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	828	733
CNX Resources Corp. 7.38%, 1/15/2031 (a) (e)	2,291	2,319
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (e)	713	667
Cogent Communications Group, Inc.
3.50%, 5/1/2026 (a)	1,158	1,089
7.00%, 6/15/2027 (a)	55	54
Coherent Corp. 5.00%, 12/15/2029 (a)	8,720	8,045
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,558	1,306
3.63%, 10/1/2031 (a)	1,715	1,337
Commercial Metals Co. 3.88%, 2/15/2031	1,008	877
Commonwealth Edison Co. 3.10%, 11/1/2024	234	231
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	3,840	3,034
CommScope, Inc.
6.00%, 3/1/2026 (a)	5,095	4,554
8.25%, 3/1/2027 (a)	10,030	3,867
4.75%, 9/1/2029 (a)	4,840	3,376
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	7,713	7,675
5.63%, 3/15/2027 (a)	2,273	2,081
6.00%, 1/15/2029 (a)	2,469	2,154
6.88%, 4/15/2029 (a)	1,142	849
6.13%, 4/1/2030 (a) (e)	540	382
5.25%, 5/15/2030 (a)	7,158	5,852
4.75%, 2/15/2031 (a)	2,485	1,940
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	7,916	7,537
5.88%, 1/15/2030 (a)	2,307	2,101
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	4,650	4,208
Consolidated Communications, Inc.
5.00%, 10/1/2028 (a)	50	41
6.50%, 10/1/2028 (a)	360	312
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (a) (e) (k)	13,037	13,724
10.63% (PIK), 5/15/2027 (a) (k)	8,013	5,715
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	55

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (b)	4,646	4,599
CoreCivic, Inc. 8.25%, 4/15/2029	3,705	3,828
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	1,178	994
Coty, Inc.
5.00%, 4/15/2026 (a)	2,040	2,001
6.50%, 4/15/2026 (a)	363	363
4.75%, 1/15/2029 (a)	810	755
Cox Communications, Inc.
3.15%, 8/15/2024 (a)	250	248
4.80%, 2/1/2035 (a)	87	78
Crescent Energy Finance LLC
7.25%, 5/1/2026 (a)	322	328
9.25%, 2/15/2028 (a)	5,765	6,090
7.63%, 4/1/2032 (a)	2,068	2,076
Crown Castle, Inc., REIT 3.65%, 9/1/2027	115	108
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,222	2,472
11.25%, 5/15/2028 (a)	1,567	1,386
6.50%, 2/1/2029 (a)	10,417	7,769
4.63%, 12/1/2030 (a) (e)	635	276
3.38%, 2/15/2031 (a)	1,735	1,070
4.50%, 11/15/2031 (a)	2,518	1,598
CTR Partnership LP, REIT 3.88%, 6/30/2028 (a)	1,317	1,192
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	1,394	823
CVS Health Corp. 2.63%, 8/15/2024	474	470
Dana, Inc. 5.63%, 6/15/2028	2,956	2,848
DaVita, Inc.
4.63%, 6/1/2030 (a)	8,990	7,876
3.75%, 2/15/2031 (a)	6,006	4,942
Delek Logistics Partners LP 7.13%, 6/1/2028 (a)	647	632
Dell International LLC 4.00%, 7/15/2024	285	284
Deluxe Corp. 8.00%, 6/1/2029 (a)	1,335	1,201
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	2,452	2,565
Directv Financing LLC 5.88%, 8/15/2027 (a)	3,913	3,647
Discovery Communications LLC 3.63%, 5/15/2030	87	76
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
DISH DBS Corp.
5.88%, 11/15/2024	26,602	25,059
7.75%, 7/1/2026	10,126	6,355
5.25%, 12/1/2026 (a)	10,065	7,915
5.75%, 12/1/2028 (a)	2,450	1,654
DISH Network Corp. 11.75%, 11/15/2027 (a)	9,900	9,980
DOC DR LLC, REIT
3.95%, 1/15/2028	28	27
2.63%, 11/1/2031	9	7
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (b) (f) (g)	3,048	2,975
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (f) (g)	3,942	3,609
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (e)	2,736	2,260
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,325	3,920
4.38%, 6/15/2031 (a)	1,542	1,369
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (b)	5,838	5,100
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	5,847	5,385
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	1,655	1,597
4.13%, 4/1/2029 (a)	2,767	2,501
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (f) (g)	2,952	2,774
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	1,155	1,152
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	696	626
Embarq Corp. 8.00%, 6/1/2036	4,000	1,636
Embecta Corp. 5.00%, 2/15/2030 (a) (e)	629	485
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,656	2,352
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	8,345	8,270
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	5,394	5,460
8.75%, 5/1/2031 (a)	2,025	2,062
Encompass Health Corp.
5.75%, 9/15/2025	4,690	4,654
4.75%, 2/1/2030	2,015	1,848
4.63%, 4/1/2031	3,450	3,098
Endo DAC
0.00%, 7/31/2027 ‡	2,492	—
0.00%, 6/30/2028 ‡	2,563	—
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	870	884
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	1,513	1,495
4.75%, 6/15/2028 (a)	5,895	5,356
4.38%, 3/31/2029 (a)	7,336	6,480
Energy Transfer LP
5.75%, 4/1/2025	2,000	1,996
7.38%, 2/1/2031 (a)	995	1,026
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (b)	740	762
EnLink Midstream LLC
5.38%, 6/1/2029	803	774
6.50%, 9/1/2030 (a)	1,548	1,567
EnLink Midstream Partners LP
4.85%, 7/15/2026	2,940	2,859
5.60%, 4/1/2044	522	452
Enova International, Inc. 8.50%, 9/15/2025 (a)	500	499
Enpro, Inc. 5.75%, 10/15/2026	50	49
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,091	1,949
4.75%, 4/15/2029 (a)	4,601	4,340
3.63%, 5/1/2029 (a) (e)	2,929	2,592
5.95%, 6/15/2030 (a)	6,792	6,614
Enterprise Products Operating LLC Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (b)	3,752	3,519
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	797	796
7.50%, 6/1/2027 (a)	2,720	2,771
6.50%, 7/1/2027 (a)	2,345	2,348
4.50%, 1/15/2029 (a)	3,951	3,656
7.50%, 6/1/2030 (a)	2,175	2,281
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.75%, 1/15/2031 (a)	5,126	4,684
EQT Corp. 7.00%, 2/1/2030 (h)	1,165	1,216
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	5,040	5,174
8.63%, 5/15/2032 (a)	1,050	1,068
Equitable Financial Life Global Funding 5.50%, 12/2/2025 (a)	566	563
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (b) (f) (g)	786	766
Esab Corp. 6.25%, 4/15/2029 (a)	1,862	1,855
F&G Global Funding 0.90%, 9/20/2024 (a)	486	475
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	1,295	1,193
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	208	188
6.75%, 1/15/2030 (a)	1,015	883
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (b)	626	631
(SOFR + 1.84%), 5.63%, 1/29/2032 (b)	828	805
Fiserv, Inc. 2.75%, 7/1/2024	470	468
Five Point Operating Co. LP 10.50%, 1/15/2028 (a) (h)	916	935
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	9,424	9,277
5.13%, 6/16/2025	7,621	7,540
4.13%, 8/4/2025	3,842	3,747
3.38%, 11/13/2025	5,380	5,165
4.39%, 1/8/2026	5,270	5,121
6.95%, 3/6/2026	1,712	1,735
6.95%, 6/10/2026	1,864	1,892
4.54%, 8/1/2026	2,052	1,985
2.70%, 8/10/2026	2,049	1,902
4.27%, 1/9/2027	8,068	7,692
3.82%, 11/2/2027	2,940	2,724
2.90%, 2/16/2028	1,455	1,294
6.80%, 5/12/2028	1,944	1,984
2.90%, 2/10/2029	880	760
7.20%, 6/10/2030	896	928
4.00%, 11/13/2030	2,774	2,417
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	200	192
5.00%, 5/1/2028 (a)	9,323	8,577
6.75%, 5/1/2029 (a) (e)	1,345	1,183
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	57

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.88%, 11/1/2029	50	42
6.00%, 1/15/2030 (a)	114	95
8.75%, 5/15/2030 (a)	1,963	1,999
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	1,499	1,385
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,530	2,141
Gartner, Inc.
4.50%, 7/1/2028 (a)	1,975	1,857
3.63%, 6/15/2029 (a)	1,138	1,018
3.75%, 10/1/2030 (a)	469	408
GCI LLC 4.75%, 10/15/2028 (a)	9,465	8,443
General Motors Financial Co., Inc. 4.30%, 4/6/2029	32	30
Genesis Energy LP
8.00%, 1/15/2027	1,535	1,552
7.75%, 2/1/2028	3,396	3,395
8.25%, 1/15/2029	801	812
8.88%, 4/15/2030	2,330	2,411
GEO Group, Inc. (The) 8.63%, 4/15/2029 (a)	1,848	1,871
GFL Environmental, Inc.
4.25%, 6/1/2025 (a)	2,920	2,878
3.75%, 8/1/2025 (a)	3,538	3,441
4.00%, 8/1/2028 (a)	3,797	3,442
4.75%, 6/15/2029 (a)	2,655	2,449
6.75%, 1/15/2031 (a)	1,287	1,297
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	3,370	3,028
7.50%, 4/15/2032 (a)	2,580	2,461
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	2,285	2,162
Global Net Lease, Inc., REIT 3.75%, 12/15/2027 (a)	99	84
Global Payments, Inc.
3.20%, 8/15/2029	90	79
2.90%, 11/15/2031	25	21
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	135	120
Goldman Sachs Bank USA (SOFR + 0.77%), 6.12%, 3/18/2027 (b)	320	320
Goldman Sachs Capital II (3-MONTH CME TERM SOFR + 1.03%), 6.37%, 6/6/2024 (b) (f) (g)	1,766	1,494
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (b) (f) (g)	1,733	1,686
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (b) (f) (g)	2,104	2,066
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (f) (g)	6,520	6,113
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (b) (f) (g)	2,128	1,935
Series O, (3-MONTH CME TERM SOFR + 4.10%), 5.30%, 11/10/2026 (b) (f) (g)	2,755	2,703
(SOFR + 0.82%), 1.54%, 9/10/2027 (b)	967	876
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	39	36
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	32	30
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	2,047	1,937
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (b) (f) (g)	6,745	6,980
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (b) (f) (g)	7,540	7,622
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	1,012	829
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	966	773
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	34	28
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,008	2,914
5.00%, 7/15/2029 (e)	2,732	2,478
5.25%, 7/15/2031 (e)	1,094	968
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,006	909
Gray Television, Inc.
7.00%, 5/15/2027 (a) (e)	7,507	6,831
4.75%, 10/15/2030 (a)	2,920	1,763
5.38%, 11/15/2031 (a)	2,156	1,296
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	543	456
Griffon Corp. 5.75%, 3/1/2028 (e)	3,055	2,942
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,271	1,156
Gulfport Energy Corp.
8.00%, 5/17/2026	713	722
8.00%, 5/17/2026 (a)	4,293	4,349
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	514	475
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	1,531	1,533
HCA, Inc. 2.38%, 7/15/2031	151	121
Healthpeak OP LLC, REIT 3.40%, 2/1/2025	244	239
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,531	3,429
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	3,613	2,799
5.00%, 12/1/2029 (a) (e)	7,847	5,388
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (j)	1,106	36
5.50%, 10/15/2024 ‡ (j)	11,828	384
7.13%, 8/1/2026 ‡ (j)	5,505	495
6.00%, 1/15/2028 ‡ (j)	5,450	490
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	3,755	3,713
4.25%, 2/15/2030 (a)	2,488	2,245
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	318	318
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	123	121
6.00%, 4/15/2030 (a)	1,646	1,576
6.25%, 4/15/2032 (a)	1,370	1,323
Hillenbrand, Inc.
5.00%, 9/15/2026 (h)	815	796
6.25%, 2/15/2029	704	698
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	2,732	2,700
5.88%, 4/1/2029 (a)	1,154	1,139
3.75%, 5/1/2029 (a)	1,515	1,359
4.88%, 1/15/2030	1,348	1,267
6.13%, 4/1/2032 (a)	1,154	1,138
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,332	3,826
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	2,695	2,823
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	1,422	1,177
6.63%, 8/1/2026 (e)	3,046	1,748
Humana, Inc. 4.50%, 4/1/2025	178	176
Huntington Bancshares, Inc. Series E, (3-MONTH CME TERM SOFR + 3.14%), 8.47%, 7/15/2024 (b) (f) (g)	3,742	3,583
Huntington National Bank (The) (SOFR + 1.22%), 5.70%, 11/18/2025 (b)	478	475
Hyundai Capital America
1.65%, 9/17/2026 (a)	76	69
2.10%, 9/15/2028 (a)	38	33
iHeartCommunications, Inc.
6.38%, 5/1/2026	9,012	7,616
8.38%, 5/1/2027 (e)	6,013	3,227
5.25%, 8/15/2027 (a)	3,193	2,343
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 7.14%, 12/21/2065 (a) (b)	6,008	4,742
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.39%, 12/21/2065 (a) (b)	2,205	1,773
Imola Merger Corp. 4.75%, 5/15/2029 (a)	8,741	8,049
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	356	306
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	256	248
IQVIA, Inc.
5.00%, 10/15/2026 (a)	3,900	3,814
5.00%, 5/15/2027 (a)	1,990	1,921
6.50%, 5/15/2030 (a) (e)	596	599
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	2,900	2,768
5.25%, 3/15/2028 (a)	2,049	1,960
5.00%, 7/15/2028 (a)	399	376
4.50%, 2/15/2031 (a)	1,906	1,681
ITC Holdings Corp.
3.65%, 6/15/2024	465	464
2.95%, 5/14/2030 (a)	71	61
JELD-WEN, Inc.
4.63%, 12/15/2025 (a)	1,249	1,218
4.88%, 12/15/2027 (a)	3,250	3,085
KFC Holding Co. 4.75%, 6/1/2027 (a)	508	490
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	21	16
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	59

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	583	586
5.88%, 6/15/2030 (a)	1,851	1,790
Knife River Corp. 7.75%, 5/1/2031 (a)	1,244	1,292
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	1,796	1,809
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	410	364
Korn Ferry 4.63%, 12/15/2027 (a)	450	427
LABL, Inc.
6.75%, 7/15/2026 (a)	3,200	3,155
10.50%, 7/15/2027 (a) (e)	914	898
Ladder Capital Finance Holdings LLLP, REIT 4.75%, 6/15/2029 (a)	1,338	1,194
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	275	262
4.13%, 1/31/2030 (a)	6,260	5,580
4.38%, 1/31/2032 (a)	1,283	1,112
LD Holdings Group LLC
6.50%, 11/1/2025 (a)	751	713
6.13%, 4/1/2028 (a) (e)	614	466
Lear Corp. 2.60%, 1/15/2032	11	9
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	3,892	2,443
11.00%, 11/15/2029 (a)	910	928
3.88%, 10/15/2030 (a) (e)	1,239	681
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	305	262
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	1,313
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (e)	1,027	783
Lithia Motors, Inc. 4.38%, 1/15/2031 (a)	1,474	1,290
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	2,325	2,307
5.63%, 3/15/2026 (a)	4,097	4,025
6.50%, 5/15/2027 (a)	9,441	9,460
4.75%, 10/15/2027 (a)	7,824	7,374
3.75%, 1/15/2028 (a)	1,493	1,353
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	570	510
Lumen Technologies, Inc.
Series G, 6.88%, 1/15/2028	799	352
4.50%, 1/15/2029 (a)	1,570	473
4.13%, 4/15/2029 (a)	2,193	1,406
5.38%, 6/15/2029 (a)	4,316	1,326
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.13%, 4/15/2030 (a)	11,017	6,803
M/I Homes, Inc.
4.95%, 2/1/2028	443	420
3.95%, 2/15/2030	853	740
Madison IAQ LLC
4.13%, 6/30/2028 (a)	690	640
5.88%, 6/30/2029 (a)	4,064	3,771
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026 (a)	500	493
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	4,783	5,211
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (b) (f) (g)	1,310	1,300
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	36	33
4.50%, 6/15/2029 (a) (e)	971	872
Martin Midstream Partners LP 11.50%, 2/15/2028 (a) (e)	1,124	1,192
Masonite International Corp. 5.38%, 2/1/2028 (a)	1,632	1,640
MassMutual Global Funding II (SOFR + 0.87%), 6.22%, 3/21/2025 (a) (b)	300	302
MasTec, Inc. 4.50%, 8/15/2028 (a) (e)	5,891	5,496
Matador Resources Co. 6.50%, 4/15/2032 (a)	1,784	1,768
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	12,719	12,957
9.25%, 4/15/2027 (a)	2,710	2,656
McAfee Corp. 7.38%, 2/15/2030 (a)	210	195
McCormick & Co., Inc. 3.15%, 8/15/2024	472	468
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	3,765	3,492
Medline Borrower LP
3.88%, 4/1/2029 (a)	10,074	9,025
6.25%, 4/1/2029 (a)	2,805	2,787
5.25%, 10/1/2029 (a)	4,160	3,873
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 6.16%, 6/6/2024 (b) (f) (g)	1,440	1,229
MetLife Capital Trust IV 7.88%, 12/15/2037 (a)	7,703	8,149
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (b) (f) (g)	6,557	6,267
Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (b) (f) (g)	2,284	2,220
MGM Resorts International
5.75%, 6/15/2025	6,357	6,321
4.63%, 9/1/2026	2,640	2,542
6.50%, 4/15/2032	2,160	2,096
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	317	268
7.88%, 5/1/2029 (a) (e)	377	276
Midcontinent Communications 5.38%, 8/15/2027 (a)	2,413	2,304
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	714	651
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	3,422	3,428
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	215	203
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,617	1,606
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,208	1,094
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	921	909
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	1,186	1,127
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	1,150	1,067
3.88%, 11/15/2030 (a)	100	87
3.88%, 5/15/2032 (a)	50	42
Moog, Inc. 4.25%, 12/15/2027 (a)	630	588
Morgan Stanley
(SOFR + 0.56%), 1.16%, 10/21/2025 (b)	1,046	1,022
(SOFR + 0.94%), 2.63%, 2/18/2026 (b)	3,043	2,965
Series M, 5.87%, 9/15/2026 (f) (g) (h) (l)	2,945	2,784
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	84	77
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	41	39
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	1,288	1,263
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	37	29
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	1,973	1,588
(SOFR + 1.73%), 5.47%, 1/18/2035 (b)	1,400	1,362
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	7,021	6,824
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	11	8
Morgan Stanley Bank NA (SOFR + 1.08%), 4.95%, 1/14/2028 (b)	948	934
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	1,159	1,156
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	1,264	1,144
Murphy Oil USA, Inc.
4.75%, 9/15/2029	65	61
3.75%, 2/15/2031 (a)	1,256	1,078
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	806	798
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	405	397
5.50%, 8/15/2028 (a)	1,311	1,233
5.13%, 12/15/2030 (a)	2,095	1,882
5.75%, 11/15/2031 (a)	4,470	4,063
7.13%, 2/1/2032 (a)	1,697	1,673
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,439	3,656
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	465	428
5.13%, 4/15/2029 (a)	7,069	6,496
5.25%, 10/1/2030 (a)	799	711
Necessity Retail REIT, Inc., REIT 4.50%, 9/30/2028 (a)	1,121	956
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,187	1,105
New Albertsons LP
7.75%, 6/15/2026	1,535	1,554
6.63%, 6/1/2028	613	601
7.45%, 8/1/2029	392	409
8.00%, 5/1/2031	2,108	2,198
Newell Brands, Inc.
5.70%, 4/1/2026 (h)	7,957	7,830
6.38%, 9/15/2027 (e)	1,225	1,195
6.63%, 9/15/2029 (e)	1,806	1,744
6.87%, 4/1/2036 (h)	855	746
News Corp.
3.88%, 5/15/2029 (a)	4,140	3,729
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	61

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.13%, 2/15/2032 (a)	2,285	2,094
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	12,179	11,453
4.75%, 11/1/2028 (a) (e)	6,215	5,517
NextEra Energy Capital Holdings, Inc.
4.20%, 6/20/2024	695	693
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (b)	4,282	4,067
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (b)	1,933	1,749
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	2,077	2,110
8.38%, 2/15/2032 (a)	2,075	2,109
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	7,560	7,525
Nordstrom, Inc. 4.38%, 4/1/2030	329	294
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	1,099	1,112
Novelis Corp.
3.25%, 11/15/2026 (a)	2,353	2,200
4.75%, 1/30/2030 (a)	4,310	3,944
NRG Energy, Inc.
6.63%, 1/15/2027	2,196	2,191
5.75%, 1/15/2028	639	629
3.38%, 2/15/2029 (a)	2,000	1,754
5.25%, 6/15/2029 (a)	2,917	2,759
3.63%, 2/15/2031 (a)	1,618	1,370
3.88%, 2/15/2032 (a)	762	642
7.00%, 3/15/2033 (a)	1,654	1,722
NuStar Logistics LP
6.00%, 6/1/2026	2,372	2,354
6.38%, 10/1/2030	1,855	1,834
Occidental Petroleum Corp. 8.88%, 7/15/2030	5,866	6,707
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	3,306	3,000
OneMain Finance Corp.
6.88%, 3/15/2025	545	549
7.13%, 3/15/2026	4,127	4,165
3.50%, 1/15/2027	1,770	1,628
6.63%, 1/15/2028	3,283	3,273
Organon & Co.
4.13%, 4/30/2028 (a)	7,223	6,578
5.13%, 4/30/2031 (a) (e)	5,646	4,882
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	619	589
4.25%, 1/15/2029 (a)	1,131	1,007
4.63%, 3/15/2030 (a)	884	780
7.38%, 2/15/2031 (a)	1,258	1,291
Owens & Minor, Inc.
4.50%, 3/31/2029 (a) (e)	4,472	4,009
6.63%, 4/1/2030 (a) (e)	2,269	2,202
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025 (a)	1,084	1,088
6.63%, 5/13/2027 (a)	2,163	2,161
Pacific Life Global Funding II (SOFR + 0.60%), 5.94%, 3/27/2026 (a) (b)	153	153
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	4,392	4,075
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	407	354
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡	6,648	—
Paramount Global
4.20%, 5/19/2032 (e)	67	55
(3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (b)	2,996	2,627
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (b)	922	853
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	50	47
Patrick Industries, Inc.
7.50%, 10/15/2027 (a)	1,042	1,054
4.75%, 5/1/2029 (a)	111	101
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (a)	364	372
5.75%, 9/15/2031 (a) (e)	901	817
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	400	400
5.50%, 10/15/2027 (a)	2,350	2,275
4.25%, 8/1/2029 (a)	7,077	6,344
Permian Resources Operating LLC
7.75%, 2/15/2026 (a)	1,236	1,247
9.88%, 7/15/2031 (a)	2,225	2,461
7.00%, 1/15/2032 (a)	2,386	2,432
PetSmart, Inc.
4.75%, 2/15/2028 (a)	5,926	5,469
7.75%, 2/15/2029 (a)	4,626	4,397
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
PG&E Corp. 5.00%, 7/1/2028	5,429	5,173
Pike Corp.
5.50%, 9/1/2028 (a)	2,673	2,533
8.63%, 1/31/2031 (a)	777	814
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a)	1,052	948
7.25%, 3/15/2029 (a)	270	231
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	2,542	2,575
PNC Financial Services Group, Inc. (The)
Series R, (3-MONTH CME TERM SOFR + 3.30%), 8.64%, 9/1/2024 (b) (f) (g)	646	647
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (f) (g)	12,684	10,935
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (b) (f) (g)	6,445	6,318
(SOFR + 1.34%), 5.30%, 1/21/2028 (b)	446	442
(SOFR + 1.62%), 5.35%, 12/2/2028 (b)	255	253
(SOFR + 1.90%), 5.68%, 1/22/2035 (b)	1,400	1,372
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	3,017	2,928
5.50%, 12/15/2029 (a)	6,813	6,461
4.63%, 4/15/2030 (a)	2,830	2,556
6.25%, 2/15/2032 (a)	1,174	1,158
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 8.24%, 3/30/2067 (b)	8,857	8,791
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	1,057	1,080
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,640	2,635
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	282	271
3.75%, 4/1/2031 (a)	1,071	911
Pricoa Global Funding I
2.40%, 9/23/2024 (a)	166	164
1.15%, 12/6/2024 (a)	304	296
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	8,867	8,755
3.38%, 8/31/2027 (a)	1,821	1,658
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (b)	3,685	3,400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (b)	333	322
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (b)	3,551	3,622
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	3,190	3,143
PTC, Inc. 4.00%, 2/15/2028 (a)	177	164
QVC, Inc. 4.75%, 2/15/2027	125	109
Qwest Corp. 7.25%, 9/15/2025	325	322
Radiology Partners, Inc. 8.50% (Blend (Cash 5.00% + PIK 3.50%)), 1/31/2029 (a) (k)	1,666	1,525
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	487	507
Range Resources Corp.
4.88%, 5/15/2025	3,190	3,163
8.25%, 1/15/2029	3,642	3,795
4.75%, 2/15/2030 (a)	247	227
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	199	176
Realogy Group LLC 5.25%, 4/15/2030 (a)	5,063	3,398
Regal Rexnord Corp.
6.05%, 4/15/2028 (a)	2,162	2,158
6.30%, 2/15/2030 (a)	1,822	1,830
6.40%, 4/15/2033 (a)	2,552	2,573
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	6,855	6,515
7.25%, 7/15/2028 (a)	929	943
4.50%, 2/15/2029 (a)	7,243	6,662
6.50%, 4/1/2032 (a)	2,745	2,690
RingCentral, Inc. 8.50%, 8/15/2030 (a)	2,882	2,932
Rite Aid Corp.
7.50%, 7/1/2025 (a) (j)	3,803	2,377
8.00%, 11/15/2026 (a) (j)	8,786	5,667
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,604	2,391
3.63%, 3/1/2029 (a)	2,873	2,531
4.00%, 10/15/2033 (a)	441	360
Rockies Express Pipeline LLC 4.80%, 5/15/2030 (a)	1,170	1,053
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	63

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	4,705	4,949
9.25%, 1/15/2029 (a)	4,440	4,742
6.25%, 3/15/2032 (a)	2,035	2,006
Royalty Pharma plc 2.15%, 9/2/2031	40	31
RXO, Inc. 7.50%, 11/15/2027 (a)	2,956	2,995
SBA Communications Corp., REIT
3.88%, 2/15/2027	1,045	982
3.13%, 2/1/2029	955	832
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,122
4.50%, 10/15/2029	3,852	3,435
4.00%, 4/1/2031	2,754	2,320
4.38%, 2/1/2032	3,297	2,775
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	2,512	1,977
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	2,190	2,328
8.50%, 7/15/2031 (a)	520	555
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (b) (f) (g)	6,444	6,269
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (b)	5,003	4,524
Sensata Technologies BV
5.00%, 10/1/2025 (a)	167	165
4.00%, 4/15/2029 (a)	5,050	4,521
5.88%, 9/1/2030 (a)	1,870	1,804
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	808	683
Service Corp. International
7.50%, 4/1/2027	2,735	2,813
5.13%, 6/1/2029	192	183
3.38%, 8/15/2030	2,163	1,835
4.00%, 5/15/2031	840	724
Shea Homes LP 4.75%, 2/15/2028	953	895
Sherwin-Williams Co. (The) 4.05%, 8/8/2024	467	465
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (k)	9,931	7,767
9.75%, 10/1/2027 (a)	1,580	1,580
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a) (e)	2,890	2,601
5.50%, 3/1/2030 (a)	1,684	1,167
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	1,150	1,086
4.00%, 7/15/2028 (a)	24,090	21,474
5.50%, 7/1/2029 (a)	7,180	6,665
4.13%, 7/1/2030 (a) (e)	630	534
3.88%, 9/1/2031 (a)	81	65
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	255	246
7.25%, 5/15/2031 (a)	1,913	1,909
6.63%, 5/1/2032 (a) (i)	2,276	2,267
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	700	702
SM Energy Co.
5.63%, 6/1/2025	2,985	2,963
6.75%, 9/15/2026	1,038	1,038
6.63%, 1/15/2027	1,505	1,497
6.50%, 7/15/2028	1,056	1,047
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (e)	2,581	2,310
Southern California Edison Co. Series E, (3-MONTH CME TERM SOFR + 4.46%), 9.77%, 6/6/2024 (b) (f) (g)	2,040	2,039
Southwestern Energy Co.
8.38%, 9/15/2028	855	883
5.38%, 3/15/2030	4,019	3,816
4.75%, 2/1/2032	843	759
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	2,486	2,422
3.88%, 3/15/2031 (a) (e)	3,061	2,865
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,375	2,569
Sprint LLC 7.63%, 2/15/2025	9,544	9,615
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	5,040	5,021
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	9,188	8,931
Stagwell Global LLC 5.63%, 8/15/2029 (a)	4,796	4,294
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	1,517	1,461
4.75%, 1/15/2028 (a)	6,420	6,056
4.38%, 7/15/2030 (a)	200	177
3.38%, 1/15/2031 (a)	1,298	1,063
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Staples, Inc.
7.50%, 4/15/2026 (a)	13,398	12,917
10.75%, 4/15/2027 (a)	5,864	5,396
Starwood Property Trust, Inc., REIT 7.25%, 4/1/2029 (a)	732	722
State Street Corp.
Series H, (3-MONTH CME TERM SOFR + 2.80%), 8.13%, 6/15/2024 (b) (f) (g)	1,500	1,502
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (f) (g)	9,316	9,324
(SOFR + 1.57%), 4.82%, 1/26/2034 (b)	966	911
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,854	4,502
Stericycle, Inc. 3.88%, 1/15/2029 (a) (e)	1,821	1,618
Summit Materials LLC
5.25%, 1/15/2029 (a)	867	833
7.25%, 1/15/2031 (a)	1,000	1,027
Summit Midstream Holdings LLC 9.50%, 10/15/2026 (a) (h)	1,253	1,279
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	536	473
Sunoco LP
5.88%, 3/15/2028	423	413
7.00%, 5/1/2029 (a)	1,062	1,079
4.50%, 5/15/2029	2,555	2,333
4.50%, 4/30/2030	3,892	3,502
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	2,300	2,297
Synaptics, Inc. 4.00%, 6/15/2029 (a) (e)	1,881	1,652
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	14	13
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	2,335	2,217
7.38%, 2/15/2029 (a)	375	375
6.00%, 12/31/2030 (a)	1,773	1,668
6.00%, 9/1/2031 (a)	4,672	4,338
Targa Resources Partners LP
6.50%, 7/15/2027	4,000	4,025
6.88%, 1/15/2029	1,906	1,940
TEGNA, Inc.
4.75%, 3/15/2026 (a)	541	522
4.63%, 3/15/2028	582	524
5.00%, 9/15/2029	1,110	978
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	7,060	6,276
3.88%, 10/15/2031 (a)	2,910	2,396
Tenet Healthcare Corp.
6.25%, 2/1/2027	4,695	4,676
5.13%, 11/1/2027	8,935	8,644
4.25%, 6/1/2029	1,045	957
6.13%, 6/15/2030	3,714	3,650
6.75%, 5/15/2031 (a)	3,943	3,951
Terex Corp. 5.00%, 5/15/2029 (a)	5,609	5,247
Titan International, Inc. 7.00%, 4/30/2028	1,094	1,058
T-Mobile USA, Inc. 2.25%, 11/15/2031	249	198
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	333	330
TopBuild Corp.
3.63%, 3/15/2029 (a)	641	575
4.13%, 2/15/2032 (a)	429	371
TransDigm, Inc.
6.38%, 3/1/2029 (a)	4,611	4,576
6.63%, 3/1/2032 (a)	2,877	2,872
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	1,594	1,588
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	876	899
Transocean, Inc.
8.75%, 2/15/2030 (a)	1,130	1,179
7.50%, 4/15/2031	169	153
6.80%, 3/15/2038	462	374
TreeHouse Foods, Inc. 4.00%, 9/1/2028	517	458
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	1,061	1,021
5.70%, 6/15/2028	128	124
TriMas Corp. 4.13%, 4/15/2029 (a)	4,505	4,044
TriNet Group, Inc.
3.50%, 3/1/2029 (a)	1,308	1,145
7.13%, 8/15/2031 (a)	2,095	2,106
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	2,548	2,604
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	1,446	1,149
5.13%, 4/1/2029 (a)	3,303	849
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,758	2,473
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	1,248	1,292
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	65

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (b) (f) (g)	1,582	1,531
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (b) (f) (g)	2,346	2,101
(SOFR + 1.62%), 5.44%, 1/24/2030 (b)	819	802
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (b) (f) (g)	8,089	7,307
(SOFR + 1.92%), 5.71%, 1/24/2035 (b)	2,038	1,978
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	2,730	2,779
4.50%, 8/15/2029 (a)	3,475	3,237
UDR, Inc., REIT
3.20%, 1/15/2030	74	66
3.00%, 8/15/2031	19	16
Unisys Corp. 6.88%, 11/1/2027 (a)	1,439	1,241
United Rentals North America, Inc.
5.50%, 5/15/2027	3,236	3,189
3.88%, 2/15/2031	2,085	1,828
6.13%, 3/15/2034 (a)	2,328	2,273
United States Cellular Corp. 6.70%, 12/15/2033	2,500	2,440
United States Steel Corp. 6.88%, 3/1/2029	363	363
Uniti Group LP, REIT
10.50%, 2/15/2028 (a)	662	687
4.75%, 4/15/2028 (a)	57	50
6.50%, 2/15/2029 (a)	215	173
6.00%, 1/15/2030 (a) (e)	402	313
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	1,030	994
8.00%, 8/15/2028 (a)	3,600	3,596
7.38%, 6/30/2030 (a) (e)	4,833	4,628
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	1,233	1,184
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (b) (f) (g)	8,257	7,106
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (b) (f) (g)	1,414	1,325
(SOFR + 1.56%), 5.38%, 1/23/2030 (b)	170	168
(SOFR + 1.02%), 2.68%, 1/27/2033 (b)	1,904	1,525
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	1,686	1,647
US Foods, Inc.
6.88%, 9/15/2028 (a)	1,105	1,114
7.25%, 1/15/2032 (a)	1,180	1,205
Vail Resorts, Inc.
6.25%, 5/15/2025 (a)	1,142	1,143
6.50%, 5/15/2032 (a) (i)	1,735	1,739
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,624	1,670
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	247	252
Vector Group Ltd. 5.75%, 2/1/2029 (a)	1,300	1,182
Ventas Realty LP, REIT
2.65%, 1/15/2025	69	67
4.00%, 3/1/2028	46	43
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	3,947	4,036
9.50%, 2/1/2029 (a)	1,655	1,779
9.88%, 2/1/2032 (a)	1,655	1,766
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	266	223
VICI Properties LP, REIT
4.63%, 6/15/2025 (a)	2,251	2,215
4.50%, 9/1/2026 (a)	995	959
4.25%, 12/1/2026 (a)	8,012	7,645
5.75%, 2/1/2027 (a)	4,882	4,841
4.63%, 12/1/2029 (a)	4,688	4,349
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	5,976	5,901
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (b) (f) (g)	1,712	1,691
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	156	152
5.63%, 2/15/2027 (a)	6,720	6,538
5.00%, 7/31/2027 (a)	81	77
4.38%, 5/1/2029 (a)	1,516	1,380
7.75%, 10/15/2031 (a)	4,619	4,737
6.88%, 4/15/2032 (a)	1,953	1,945
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	2,065	2,095
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	307	289
VMware LLC 2.20%, 8/15/2031	132	104
Wabash National Corp. 4.50%, 10/15/2028 (a)	3,500	3,145
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,145	2,181
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	28	26
4.28%, 3/15/2032	62	53
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	493	499
Weekley Homes LLC 4.88%, 9/15/2028 (a)	599	548
Wells Fargo & Co.
(SOFR + 0.51%), 0.81%, 5/19/2025 (b)	708	706
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (b)	2,953	2,869
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (f) (g)	11,798	11,190
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	2,047	1,932
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (b) (f) (g)	2,955	3,090
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	1,157	1,134
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (b)	552	467
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	966	907
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	559	539
(SOFR + 1.78%), 5.50%, 1/23/2035 (b)	966	938
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a) (j)	1,030	124
9.00%, 11/15/2026 (a) (e) (j)	10,820	1,298
13.13%, 11/15/2027 (a) (j)	444	9
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	5,228	5,231
7.25%, 6/15/2028 (a)	3,130	3,180
6.38%, 3/15/2029 (a)	4,378	4,349
6.63%, 3/15/2032 (a)	1,640	1,632
Westlake Corp. 0.88%, 8/15/2024	483	476
William Carter Co. (The) 5.63%, 3/15/2027 (a)	4,029	3,922
Williams Cos., Inc. (The) 2.60%, 3/15/2031	39	32
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	2,676	2,734
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	89	87
WMG Acquisition Corp. 3.75%, 12/1/2029 (a)	4,121	3,625
WP Carey, Inc., REIT
2.40%, 2/1/2031	69	56
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
2.45%, 2/1/2032	14	11
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	1,548	1,469
5.63%, 8/15/2029 (a)	1,526	1,367
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	5,995	5,563
7.13%, 2/15/2031 (a)	850	862
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	100	87
8.88%, 11/30/2029 (a)	2,224	2,119
XHR LP, REIT 4.88%, 6/1/2029 (a)	1,316	1,201
XPO, Inc.
6.25%, 6/1/2028 (a)	1,845	1,838
7.13%, 2/1/2032 (a)	1,505	1,514
Yum! Brands, Inc.
3.63%, 3/15/2031	661	571
4.63%, 1/31/2032	3,262	2,937
5.38%, 4/1/2032	64	60
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	1,271	1,105
		2,322,251
Uzbekistan — 0.0% ^
Uzbekneftegaz JSC 4.75%, 11/16/2028 (a)	1,350	1,132
Venezuela, Bolivarian Republic of — 0.0% ^
Petroleos de Venezuela SA
8.50%, 10/27/2020 (d) (j)	620	485
6.00%, 11/15/2026 (d) (j)	4,090	499
		984
Total Corporate Bonds (Cost $3,146,015)		2,960,974
	SHARES (000)
Common Stocks — 30.3%
Australia — 0.7%
AGL Energy Ltd.	830	5,056
APA Group	375	2,004
Atlas Arteria Ltd.	557	1,856
Bendigo & Adelaide Bank Ltd. (e)	215	1,349
BHP Group Ltd.	72	1,990
CSR Ltd.	331	1,890
Glencore plc	487	2,833
IGO Ltd.	64	321
Insignia Financial Ltd.	404	632
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	67

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
JB Hi-Fi Ltd.	13	517
Magellan Financial Group Ltd.	48	270
Origin Energy Ltd.	389	2,453
QBE Insurance Group Ltd.	670	7,662
Rio Tinto Ltd.	112	9,315
Rio Tinto plc	122	8,254
Sonic Healthcare Ltd.	87	1,487
Telstra Group Ltd.	1,013	2,393
Transurban Group	239	1,921
Woodside Energy Group Ltd.	135	2,422
Woolworths Group Ltd.	93	1,910
Yancoal Australia Ltd.	144	513
		57,048
Austria — 0.1%
ANDRITZ AG	25	1,376
Erste Group Bank AG	132	6,160
OMV AG	30	1,440
Verbund AG	21	1,555
		10,531
Belgium — 0.1%
Ageas SA	31	1,407
KBC Group NV	13	952
Proximus SADP	357	2,637
Solvay SA	79	2,554
		7,550
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	1,798	3,723
Banco do Brasil SA	1,026	5,431
Itau Unibanco Holding SA (Preference)	518	3,136
TIM SA	1,070	3,643
Yara International ASA	24	673
		16,606
Canada — 1.4%
Agnico Eagle Mines Ltd.	54	3,391
Algonquin Power & Utilities Corp. (e)	347	2,123
AltaGas Ltd. (e)	95	2,089
Atco Ltd., Class I (e)	64	1,749
Bank of Nova Scotia (The)	91	4,176
BCE, Inc.	184	6,036
Canadian Imperial Bank of Commerce	81	3,790
Canadian Natural Resources Ltd.	33	2,470
Canadian Tire Corp. Ltd., Class A	15	1,452
INVESTMENTS	SHARES (000)	VALUE ($000)

Canada — continued
Canadian Utilities Ltd., Class A	91	2,040
Capital Power Corp. (e)	74	1,931
Chartwell Retirement Residences (e)	108	976
Emera, Inc.	58	1,953
Enbridge, Inc. (e)	182	6,484
Fortis, Inc.	166	6,536
Gibson Energy, Inc.	135	2,213
Great-West Lifeco, Inc.	146	4,318
Hydro One Ltd. (d)	179	5,024
IGM Financial, Inc.	48	1,205
Keyera Corp.	103	2,629
Manulife Financial Corp.	206	4,801
Northland Power, Inc.	126	1,919
Nutrien Ltd.	54	2,820
Pembina Pipeline Corp.	201	7,078
Power Corp. of Canada	165	4,396
Restaurant Brands International, Inc.	61	4,613
Sienna Senior Living, Inc.	63	617
Superior Plus Corp.	187	1,266
TC Energy Corp.	153	5,493
Teekay Tankers Ltd., Class A	42	2,430
TELUS Corp.	376	6,038
Toronto-Dominion Bank (The)	98	5,799
Tourmaline Oil Corp.	94	4,614
		114,469
Chile — 0.0% ^
Banco Santander Chile, ADR	93	1,672
China — 1.3%
China Construction Bank Corp., Class H	9,516	6,157
China Mengniu Dairy Co. Ltd.	642	1,330
China Merchants Bank Co. Ltd., Class H	1,395	6,042
China Petroleum & Chemical Corp., Class H	6,884	4,109
China Resources Gas Group Ltd.	669	2,101
China Resources Land Ltd.	538	1,935
China Yangtze Power Co. Ltd., Class A	1,817	6,460
ENN Energy Holdings Ltd.	304	2,587
Fuyao Glass Industry Group Co. Ltd., Class A	413	2,837
Fuyao Glass Industry Group Co. Ltd., Class H (d)	900	5,388
Haier Smart Home Co. Ltd., Class A	487	2,023
Haier Smart Home Co. Ltd., Class H	2,123	7,863
Huayu Automotive Systems Co. Ltd., Class A	991	2,246
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,202	8,663
JD.com, Inc., Class A	229	3,304
Lenovo Group Ltd.	1,300	1,462
Midea Group Co. Ltd., Class A	736	7,068
NetEase, Inc.	433	8,120
NXP Semiconductors NV	28	7,059
Ping An Insurance Group Co. of China Ltd., Class H	943	4,276
Shenzhou International Group Holdings Ltd.	366	3,597
Tencent Holdings Ltd.	220	9,668
Tingyi Cayman Islands Holding Corp.	1,614	1,781
Wuliangye Yibin Co. Ltd., Class A	244	5,027
Zhejiang Supor Co. Ltd., Class A	280	2,273
		113,376
Denmark — 0.3%
AP Moller - Maersk A/S, Class B	1	1,562
Danske Bank A/S	48	1,371
Novo Nordisk A/S, Class B	137	17,511
Pandora A/S	9	1,423
Svitzer A/S *	2	72
Sydbank A/S	27	1,374
		23,313
Finland — 0.3%
Elisa OYJ	45	2,042
Fortum OYJ	259	3,410
Kone OYJ, Class B	34	1,638
Konecranes OYJ	12	613
Mandatum OYJ *	135	626
Nokia OYJ	327	1,188
Nordea Bank Abp	157	1,841
Nordea Bank Abp	376	4,376
Orion OYJ, Class B	63	2,390
Sampo OYJ, Class A	36	1,460
UPM-Kymmene OYJ	218	7,651
Wartsila OYJ Abp	93	1,715
		28,950
France — 1.8%
Accor SA	26	1,125
Air Liquide SA	14	2,806
ALD SA (d)	26	172
Amundi SA (d)	20	1,366
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
AXA SA	85	2,930
BNP Paribas SA	42	2,997
Cie Generale des Etablissements Michelin SCA	498	19,114
Coface SA	100	1,534
Covivio SA, REIT (e)	6	293
Danone SA	56	3,505
Engie SA *	728	12,629
Eurazeo SE *	16	1,447
Gaztransport Et Technigaz SA	21	2,906
Getlink SE	83	1,411
Klepierre SA, REIT	217	5,815
La Francaise des Jeux SAEM (d)	26	995
Legrand SA	121	12,453
LVMH Moet Hennessy Louis Vuitton SE	25	20,683
Orange SA	352	3,916
Pernod Ricard SA	30	4,579
Publicis Groupe SA	23	2,513
Rexel SA	22	576
Rubis SCA	91	3,144
SCOR SE	39	1,286
Sodexo SA	17	1,497
TotalEnergies SE	132	9,607
Vallourec SA *	82	1,418
Veolia Environnement SA	65	2,034
Vinci SA	205	24,039
Vivendi SE	175	1,781
		150,571
Germany — 0.7%
Allianz SE (Registered)	59	16,706
BASF SE	82	4,295
Bayerische Motoren Werke AG	10	1,051
Commerzbank AG	74	1,106
Daimler Truck Holding AG	39	1,762
Deutsche Telekom AG (Registered)	239	5,480
E.ON SE	350	4,635
Freenet AG	129	3,581
HOCHTIEF AG	8	882
LEG Immobilien SE *	21	1,802
Mercedes-Benz Group AG	30	2,282
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	16	7,007
SAP SE	20	3,575
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	69

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Siemens AG (Registered)	14	2,518
Vonovia SE	123	3,565
		60,247
Hong Kong — 0.3%
AIA Group Ltd.	848	6,210
CK Infrastructure Holdings Ltd.	341	1,926
CLP Holdings Ltd.	282	2,218
Hang Lung Properties Ltd.	199	220
Henderson Land Development Co. Ltd.	121	365
HK Electric Investments & HK Electric Investments Ltd. (d)	904	541
HKT Trust & HKT Ltd.	1,505	1,661
Hong Kong & China Gas Co. Ltd.	3,037	2,309
Hong Kong Exchanges & Clearing Ltd.	84	2,669
Hysan Development Co. Ltd.	121	189
New World Development Co. Ltd.	1,068	1,134
Orient Overseas International Ltd.	81	1,174
PCCW Ltd.	2,006	1,003
Power Assets Holdings Ltd.	514	2,948
VTech Holdings Ltd.	74	427
WH Group Ltd. (d)	217	158
Yue Yuen Industrial Holdings Ltd.	494	875
		26,027
India — 0.4%
Bajaj Auto Ltd.	42	4,498
HCL Technologies Ltd.	405	6,608
HDFC Bank Ltd.	313	5,684
Infosys Ltd., ADR	696	11,627
Shriram Finance Ltd.	177	5,402
Tata Consultancy Services Ltd.	85	3,893
		37,712
Indonesia — 0.2%
Bank Rakyat Indonesia Persero Tbk. PT	29,094	8,807
Telkom Indonesia Persero Tbk. PT	29,212	5,663
		14,470
Ireland — 0.1%
AIB Group plc	179	927
Ardmore Shipping Corp.	149	2,492
Cairn Homes plc	545	919
		4,338
INVESTMENTS	SHARES (000)	VALUE ($000)

Israel — 0.0% ^
Bezeq The Israeli Telecommunication Corp. Ltd.	1,521	1,889
Plus500 Ltd.	24	648
		2,537
Italy — 0.7%
A2A SpA	1,210	2,387
ACEA SpA	38	652
Assicurazioni Generali SpA	83	2,026
Azimut Holding SpA	54	1,422
Banca Generali SpA	37	1,431
Banca Mediolanum SpA	335	3,629
Banco BPM SpA	185	1,213
BFF Bank SpA (d)	125	1,602
Enel SpA	1,118	7,350
Eni SpA	354	5,687
Hera SpA	586	2,115
Intesa Sanpaolo SpA	2,215	8,291
Iren SpA	442	889
Italgas SpA	396	2,196
Maire Tecnimont SpA	112	925
Mediobanca Banca di Credito Finanziario SpA	94	1,332
Poste Italiane SpA (d)	120	1,522
Snam SpA	490	2,242
Terna - Rete Elettrica Nazionale	303	2,427
UniCredit SpA	209	7,665
Unipol Gruppo SpA	151	1,356
		58,359
Japan — 1.1%
Activia Properties, Inc., REIT	—	204
AEON REIT Investment Corp., REIT	—	317
Aozora Bank Ltd. (e)	193	2,994
Bridgestone Corp.	260	11,473
Canon, Inc.	77	2,081
Chubu Electric Power Co., Inc.	113	1,444
Dai Nippon Printing Co. Ltd.	72	2,094
Electric Power Development Co. Ltd.	268	4,547
ENEOS Holdings, Inc.	353	1,631
FANUC Corp.	78	2,298
Frontier Real Estate Investment Corp., REIT	—	177
Hokkaido Electric Power Co., Inc.	156	1,105
Idemitsu Kosan Co. Ltd.	353	2,390
Industrial & Infrastructure Fund Investment Corp., REIT	—	369
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Japan Metropolitan Fund Invest, REIT	3	1,969
Japan Post Holdings Co. Ltd.	293	2,812
Japan Tobacco, Inc.	7	194
Kansai Electric Power Co., Inc. (The)	123	1,842
KDDI Corp.	79	2,189
KDX Realty Investment Corp., REIT	—	448
Kirin Holdings Co. Ltd.	164	2,398
Kyushu Railway Co.	108	2,326
Mitsubishi Chemical Group Corp.	401	2,338
Mitsui Mining & Smelting Co. Ltd.	17	527
Nippon Steel Corp.	128	2,879
Nippon Telegraph & Telephone Corp.	4,054	4,377
Niterra Co. Ltd.	6	187
Okinawa Electric Power Co., Inc. (The)	56	418
Ono Pharmaceutical Co. Ltd.	20	291
Seiko Epson Corp.	34	554
Sekisui House REIT, Inc., REIT	—	232
Shin-Etsu Chemical Co. Ltd.	333	12,898
SoftBank Corp.	566	6,821
Takeda Pharmaceutical Co. Ltd.	145	3,819
Tokio Marine Holdings, Inc.	409	12,940
United Urban Investment Corp., REIT	1	1,298
		96,881
Luxembourg — 0.2%
Intelsat SA ‡ *	270	10,275
Mallinckrodt plc ‡ *	66	3,384
		13,659
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	694	6,880
Kimberly-Clark de Mexico SAB de CV, Class A	830	1,733
Southern Copper Corp.	39	4,537
Wal-Mart de Mexico SAB de CV	1,616	6,025
		19,175
Monaco — 0.0% ^
Scorpio Tankers, Inc.	28	1,995
Netherlands — 0.5%
ABN AMRO Bank NV, CVA (d)	138	2,208
ASML Holding NV	8	7,267
ASR Nederland NV	29	1,428
BE Semiconductor Industries NV	22	2,881
Heineken NV	97	9,450
ING Groep NV	134	2,117
INVESTMENTS	SHARES (000)	VALUE ($000)

Netherlands — continued
Koninklijke BAM Groep NV	378	1,541
Koninklijke KPN NV	2,861	10,396
NN Group NV	37	1,727
OCI NV	25	675
Wolters Kluwer NV	11	1,727
		41,417
New Zealand — 0.0% ^
Contact Energy Ltd.	133	680
Spark New Zealand Ltd.	937	2,633
		3,313
Norway — 0.3%
Aker BP ASA	30	736
DNB Bank ASA	64	1,119
Equinor ASA	210	5,592
Frontline plc	25	598
Hoegh Autoliners ASA	141	1,476
Mowi ASA	88	1,552
Norsk Hydro ASA	159	977
Norwegian Air Shuttle ASA *	618	802
Salmar ASA	17	1,056
SFL Corp. Ltd.	191	2,547
Telenor ASA	635	7,312
Wallenius Wilhelmsen ASA	139	1,396
		25,163
Poland — 0.0% ^
Powszechny Zaklad Ubezpieczen SA	200	2,521
Portugal — 0.0% ^
Navigator Co. SA (The)	282	1,244
NOS SGPS SA	118	408
Redes Energeticas Nacionais SGPS SA	239	577
		2,229
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡	2,553	61
Severstal PAO, GDR ‡ * (d)	132	42
Severstal PAO, GDR ‡ * (d)	10	3
		106
Saudi Arabia — 0.2%
Al Rajhi Bank	151	3,208
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	71

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Saudi Arabia — continued
Saudi Arabian Oil Co. (d)	599	4,804
Saudi National Bank (The)	640	6,405
		14,417
Singapore — 0.3%
BW LPG Ltd. (d)	194	2,822
CapitaLand Ascendas, REIT	608	1,151
DBS Group Holdings Ltd.	638	16,243
Hafnia Ltd.	193	1,453
NetLink NBN Trust (d)	1,060	664
Singapore Airlines Ltd.	96	456
Singapore Telecommunications Ltd.	2,332	4,045
		26,834
South Africa — 0.2%
Anglo American plc	64	2,087
Bidvest Group Ltd. (The)	223	2,920
FirstRand Ltd.	649	2,241
Sanlam Ltd.	870	3,147
Shoprite Holdings Ltd.	181	2,409
Standard Bank Group Ltd.	337	3,167
Vodacom Group Ltd.	358	1,722
		17,693
South Korea — 0.6%
Hana Financial Group, Inc.	110	4,642
Hyundai Motor Co.	15	2,709
KB Financial Group, Inc.	88	4,788
Kia Corp.	55	4,612
LG Uplus Corp.	253	1,794
Samsung Electronics Co. Ltd.	295	16,398
Samsung Electronics Co. Ltd. (Preference)	94	4,382
Samsung Fire & Marine Insurance Co. Ltd.	18	4,051
Shinhan Financial Group Co. Ltd.	149	5,019
SK Telecom Co. Ltd.	92	3,406
		51,801
Spain — 0.6%
Acerinox SA	58	625
ACS Actividades de Construccion y Servicios SA	29	1,151
Aena SME SA (d)	9	1,639
Atlantica Sustainable Infrastructure plc	118	2,304
Banco Bilbao Vizcaya Argentaria SA	267	2,887
Banco de Sabadell SA	584	1,116
Banco Santander SA	627	3,049
INVESTMENTS	SHARES (000)	VALUE ($000)

Spain — continued
CaixaBank SA	319	1,681
Cia de Distribucion Integral Logista Holdings SA	51	1,397
Enagas SA	142	2,080
Endesa SA	385	7,026
Iberdrola SA	490	6,003
Industria de Diseno Textil SA	68	3,100
Mapfre SA	524	1,265
Naturgy Energy Group SA	199	5,047
Redeia Corp. SA	133	2,226
Repsol SA	90	1,406
Telefonica SA	581	2,601
		46,603
Sweden — 0.4%
Skandinaviska Enskilda Banken AB, Class A	106	1,392
SSAB AB, Class B	106	595
Svenska Handelsbanken AB, Class A	138	1,183
Tele2 AB, Class B	947	8,833
Telia Co. AB	999	2,284
Trelleborg AB, Class B	36	1,252
Volvo AB, Class B	832	21,188
		36,727
Switzerland — 0.3%
ABB Ltd. (Registered)	44	2,129
Accelleron Industries AG	23	895
Novartis AG (Registered)	95	9,212
Partners Group Holding AG	2	1,956
Swisscom AG (Registered)	4	2,177
UBS Group AG (Registered)	118	3,101
Zurich Insurance Group AG	5	2,500
		21,970
Taiwan — 1.2%
Accton Technology Corp.	108	1,513
ASE Technology Holding Co. Ltd.	1,611	7,247
MediaTek, Inc.	45	1,357
Novatek Microelectronics Corp.	280	5,291
President Chain Store Corp.	60	505
Quanta Computer, Inc.	697	5,469
Realtek Semiconductor Corp.	449	7,083
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	99	13,613
Taiwan Semiconductor Manufacturing Co. Ltd.	2,344	56,137
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Vanguard International Semiconductor Corp.	1,507	3,949
Wiwynn Corp.	44	3,099
		105,263
Thailand — 0.1%
SCB X PCL	1,476	4,242
Siam Cement PCL (The) (Registered)	275	1,850
		6,092
United Kingdom — 1.7%
3i Group plc	58	2,072
Admiral Group plc	23	792
AstraZeneca plc	88	13,241
Aviva plc	284	1,648
B&M European Value Retail SA	241	1,556
Balfour Beatty plc	325	1,474
Barclays plc	881	2,220
Barratt Developments plc	827	4,675
Berkeley Group Holdings plc	29	1,719
British American Tobacco plc	10	299
British Land Co. plc (The), REIT	138	664
Britvic plc	101	1,113
BT Group plc	1,527	1,953
Centrica plc	1,117	1,782
Coca-Cola Europacific Partners plc	66	4,744
Direct Line Insurance Group plc	399	926
Dunelm Group plc	98	1,229
Games Workshop Group plc	6	799
Harbour Energy plc	233	831
HSBC Holdings plc	650	5,632
Imperial Brands plc	189	4,329
InterContinental Hotels Group plc	20	1,954
Intermediate Capital Group plc	64	1,677
Investec plc	210	1,328
J Sainsbury plc	414	1,356
Johnson Matthey plc	43	940
Lancashire Holdings Ltd.	169	1,291
Land Securities Group plc, REIT	126	1,017
Lloyds Banking Group plc	10,545	6,806
M&G plc	94	236
Man Group plc	503	1,613
Mitie Group plc	1,068	1,561
National Grid plc	190	2,493
NatWest Group plc	1,411	5,327
Next plc	12	1,391
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — continued
Pearson plc	75	910
Persimmon plc	77	1,240
Phoenix Group Holdings plc	108	658
RELX plc	353	14,488
Sage Group plc (The)	176	2,555
Segro plc, REIT	22	233
Severn Trent plc	73	2,244
SSE plc	648	13,478
Taylor Wimpey plc	1,019	1,669
Telecom Plus plc	43	926
Tesco plc	1,149	4,244
Unilever plc	63	3,257
United Utilities Group plc	319	4,161
Vodafone Group plc	6,371	5,373
WPP plc	191	1,917
		140,041
United States — 13.8%
3M Co.	41	3,913
AbbVie, Inc.	162	26,284
AES Corp. (The)	174	3,118
ALLETE, Inc.	31	1,842
Altria Group, Inc.	95	4,181
American Electric Power Co., Inc.	51	4,359
Amgen, Inc.	17	4,721
Analog Devices, Inc.	80	15,947
Annaly Capital Management, Inc., REIT	220	4,128
Antero Midstream Corp.	187	2,586
Apple, Inc.	116	19,819
AT&T, Inc.	400	6,752
Atmos Energy Corp.	18	2,078
Avangrid, Inc.	127	4,642
Avista Corp.	61	2,179
Bank of America Corp.	513	18,990
Best Buy Co., Inc.	139	10,216
Black Hills Corp.	39	2,159
BlackRock, Inc.	10	7,425
Boston Properties, Inc., REIT	71	4,411
BP plc	1,336	8,612
Bristol-Myers Squibb Co.	93	4,069
Broadcom, Inc.	15	19,161
Campbell Soup Co.	94	4,301
Cardinal Health, Inc.	44	4,537
CF Industries Holdings, Inc.	44	3,476
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	73

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
CH Robinson Worldwide, Inc.	29	2,091
Chesapeake Energy Corp. (e)	43	3,859
Chevron Corp.	119	19,116
Cisco Systems, Inc.	85	3,999
Citizens Financial Group, Inc.	73	2,495
Claire's Stores, Inc. ‡ *	4	733
Clear Channel Outdoor Holdings, Inc. * (e)	287	399
Clearway Energy, Inc., Class C	97	2,264
Clorox Co. (The)	29	4,338
CME Group, Inc.	144	30,147
Coca-Cola Co. (The)	446	27,538
Cogent Communications Holdings, Inc.	38	2,443
Comcast Corp., Class A	329	12,528
Conagra Brands, Inc.	151	4,632
ConocoPhillips	40	5,028
Consolidated Edison, Inc.	47	4,398
CRH plc	20	1,533
Crown Castle, Inc., REIT	41	3,818
Cummins, Inc.	17	4,891
Darden Restaurants, Inc.	28	4,289
Devon Energy Corp.	89	4,579
DHT Holdings, Inc.	229	2,619
Digital Realty Trust, Inc., REIT	32	4,446
Dominion Energy, Inc.	248	12,641
Dow, Inc.	374	21,292
DT Midstream, Inc.	43	2,680
Duke Energy Corp.	69	6,779
Eastman Chemical Co.	50	4,718
Eaton Corp. plc	16	4,990
Edison International	66	4,694
Emerson Electric Co.	45	4,808
Endo, Inc. ‡ *	152	4,338
Entergy Corp.	54	5,741
Envision Healthcare Corp. ‡ *	11	80
EOG Resources, Inc.	81	10,739
Equitrans Midstream Corp.	230	3,111
Evergy, Inc.	121	6,366
Eversource Energy	72	4,367
Exxon Mobil Corp.	207	24,495
Fastenal Co.	65	4,447
Federal Realty Investment Trust, REIT	39	4,038
Fidelity National Information Services, Inc.	159	10,810
FirstEnergy Corp.	171	6,574
FMC Corp.	39	2,325
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Frontier Communications Parent, Inc. *	122	2,816
General Dynamics Corp.	4	1,036
General Mills, Inc.	48	3,411
Genuine Parts Co.	26	4,086
Gilead Sciences, Inc.	55	3,592
Goodman Networks, Inc. ‡ *	54	—
GSK plc	422	8,748
Gulfport Energy Corp. *	15	2,335
Hasbro, Inc.	84	5,166
Hawaiian Electric Industries, Inc.	186	1,837
Healthpeak Properties, Inc., REIT	245	4,564
Hewlett Packard Enterprise Co.	277	4,707
Holcim AG	35	2,897
Honeywell International, Inc.	68	13,109
HP, Inc.	54	1,514
iHeartMedia, Inc., Class A *	122	256
Intel Corp.	103	3,132
International Business Machines Corp.	26	4,296
International Flavors & Fragrances, Inc.	52	4,416
International Paper Co.	128	4,481
Interpublic Group of Cos., Inc. (The)	119	3,624
Iron Mountain, Inc., REIT	62	4,820
J M Smucker Co. (The)	22	2,542
Johnson & Johnson	115	16,694
Juniper Networks, Inc.	135	4,700
Kellanova	78	4,487
Kenvue, Inc.	316	5,944
KeyCorp	343	4,971
Kimberly-Clark Corp.	34	4,668
Kimco Realty Corp., REIT	222	4,141
Kinder Morgan, Inc.	391	7,144
Kraft Heinz Co. (The)	122	4,696
Laureate Education, Inc., Class A	181	2,630
Lowe's Cos., Inc.	48	11,027
LyondellBasell Industries NV, Class A	47	4,723
McDonald's Corp.	39	10,605
Merck & Co., Inc.	120	15,540
Meta Platforms, Inc., Class A	59	25,485
Microsoft Corp.	153	59,566
Mid-America Apartment Communities, Inc., REIT	1	153
Moran Foods Backstop Equity ‡ *	17,743	177
Morgan Stanley	139	12,630
Motorola Solutions, Inc.	15	4,929
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
MYT Holding LLC ‡ *	1,342	358
National CineMedia, Inc. *	107	459
National Fuel Gas Co.	24	1,286
Nestle SA (Registered)	208	20,868
NetApp, Inc.	49	4,975
New Fortress Energy, Inc.	24	617
Newmont Corp.	123	5,014
NextEra Energy, Inc.	319	21,359
NMG, Inc. ‡ * (e)	41	4,237
NMG, Inc. ‡ *	4	450
Nordic American Tankers Ltd.	545	2,127
Northwestern Energy Group, Inc.	44	2,221
OGE Energy Corp.	61	2,115
Omnicom Group, Inc.	49	4,563
ONE Gas, Inc.	34	2,190
ONEOK, Inc.	96	7,625
PACCAR, Inc.	23	2,457
PepsiCo, Inc.	21	3,648
Pfizer, Inc.	60	1,533
Phillips 66	32	4,526
Pinnacle West Capital Corp.	90	6,626
Pioneer Natural Resources Co.	20	5,295
PPL Corp.	101	2,769
Procter & Gamble Co. (The)	91	14,925
Progressive Corp. (The)	2	415
Prologis, Inc., REIT	175	17,816
Prudential Financial, Inc.	43	4,800
Public Service Enterprise Group, Inc.	149	10,281
Public Storage, REIT	14	3,669
Regency Centers Corp., REIT	66	3,878
Regions Financial Corp.	118	2,272
Roche Holding AG	8	1,838
RTX Corp.	48	4,843
Sanofi SA	16	1,577
Schneider Electric SE	33	7,629
Seagate Technology Holdings plc	140	11,998
Shell plc	224	7,966
Shenandoah Telecommunications Co.	32	404
Signify NV (d)	41	1,112
Simon Property Group, Inc., REIT	33	4,583
Sirius XM Holdings, Inc.	698	2,053
Southern Co. (The)	177	13,035
Steel Dynamics, Inc.	18	2,373
Stellantis NV	130	2,884
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
T. Rowe Price Group, Inc.	37	4,070
Telephone and Data Systems, Inc.	134	2,093
Texas Instruments, Inc.	56	9,877
T-Mobile US, Inc.	20	3,309
Truist Financial Corp.	274	10,272
Ubiquiti, Inc.	5	566
UDR, Inc., REIT	115	4,394
UGI Corp.	91	2,315
United Parcel Service, Inc., Class B	79	11,597
UnitedHealth Group, Inc.	63	30,424
Valero Energy Corp.	30	4,763
Venator Materials plc *	4	3,300
Ventas, Inc., REIT	87	3,850
Verizon Communications, Inc.	310	12,236
VF Corp.	40	499
VICI Properties, Inc., REIT	472	13,461
Walgreens Boots Alliance, Inc.	205	3,641
Welltower, Inc., REIT	26	2,482
Weyerhaeuser Co., REIT	134	4,035
Whirlpool Corp.	31	2,943
Williams Cos., Inc. (The)	198	7,611
Windstream Holdings, Inc. ‡ *	4	59
WP Carey, Inc., REIT	77	4,203
Yum! Brands, Inc.	133	18,785
		1,176,871
Total Common Stocks (Cost $2,191,108)		2,578,547
Exchange-Traded Funds — 10.1%
United States — 10.1%
JPMorgan Equity Premium Income ETF (m)	7,936	443,880
JPMorgan Income ETF (m)	967	43,563
JPMorgan Nasdaq Equity Premium Income ETF (m)	7,186	373,941
		861,384
Total Exchange-Traded Funds (Cost $836,107)		861,384
	PRINCIPAL AMOUNT ($000)
Equity Linked Notes — 5.7%
Canada — 0.5%
Royal Bank of Canada, ELN, 11.20%, 5/24/2024 (d)	13	9,183
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	75

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
Canada — continued
Royal Bank of Canada, ELN, 13.70%, 5/31/2024 (d)	16	6,324
Royal Bank of Canada, ELN, 14.00%, 5/31/2024 (d)	39	6,705
Royal Bank of Canada, ELN, 21.40%, 5/24/2024 (d)	11	6,977
Royal Bank of Canada, ELN, 27.40%, 5/31/2024 (d)	148	9,845
Toronto-Dominion Bank (The), ELN, 27.60%, 5/24/2024 (d)	53	6,882
		45,916
France — 0.3%
BNP Paribas Issuance BV, ELN, 16.1%, 5/10/2024 (a)	9	8,673
BNP Paribas Issuance BV, ELN, 25.10%, 5/24/2024 (d)	107	6,751
BNP Paribas Issuance BV, ELN, 30.0%, 5/10/2024 (a)	23	6,572
BNP Paribas Issuance BV, ELN, 6.50%, 5/24/2024 (d)	8	6,323
		28,319
Japan — 1.6%
Mizuho Markets Cayman LP, ELN, 5.70%, 5/31/2024 (d)	23	12,635
Mizuho Markets Cayman LP, ELN, 7.60%, 5/31/2024 (d)	43	9,052
Mizuho Markets Cayman LP, ELN, 8.10%, 5/24/2024 (d)	32	5,754
Mizuho Markets Cayman LP, ELN, 8.60%, 5/24/2024 (d)	27	6,888
Nomura America Finance LLC, ELN, 12.0%, 5/10/2024 (d)	132	23,201
Nomura America Finance LLC, ELN, 24.60%, 5/24/2024 (d)	25	6,117
Nomura America Finance LLC, ELN, 32.0%, 5/10/2024 (d)	20	5,767
Nomura America Finance LLC, ELN, 34.30%, 5/31/2024 (d)	11	6,673
Nomura America Finance LLC, ELN, 6.40%, 5/10/2024 (d)	68	7,328
Nomura America Finance LLC, ELN, 6.70%, 5/10/2024 (d)	43	10,110
Nomura America Finance LLC, ELN, 7.00%, 5/17/2024 (d)	8	5,710
Nomura America Finance LLC, ELN, 7.00%, 5/17/2024 (d)	50	6,616
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Japan — continued
Nomura America Finance LLC, ELN, 7.40%, 5/10/2024 (d)	97	4,871
Nomura America Finance LLC, ELN, 8.30%, 5/17/2024 (d)	80	7,366
Nomura America Finance LLC, ELN, 8.90%, 5/17/2024 (d)	211	6,926
Nomura America Finance LLC, ELN, 9.40%, 5/31/2024 (d)	241	6,203
		131,217
United Kingdom — 0.3%
Barclays Bank plc, ELN, 21.50%, 5/24/2024 (d)	30	5,614
Barclays Bank plc, ELN, 23.80%, 5/24/2024 (d)	53	6,591
Barclays Bank plc, ELN, 5.00%, 5/24/2024 (d)	25	9,190
		21,395
United States — 3.0%
Barclays Bank PLC, ELN, 11.4%, 5/31/2024 (d)	144	6,112
Citigroup Global Markets Holdings, Inc., ELN, 11.9%, 5/10/2024 (a)	72	11,601
Citigroup Global Markets Holdings, Inc., ELN, 21.8%, 5/31/2024 (d)	21	6,491
Citigroup Global Markets Holdings, Inc., ELN, 24.8%, 5/31/2024 (d)	57	6,271
Citigroup Global Markets Holdings, Inc., ELN, 47.0%, 5/17/2024 (d)	57	6,354
Goldman Sachs International, ELN, 10.50%, 5/24/2024 (d)	25	7,360
Goldman Sachs International, ELN, 11.0%, 5/10/2024 (d)	26	5,784
Goldman Sachs International, ELN, 13.40%, 5/24/2024 (d)	35	6,104
Goldman Sachs International, ELN, 19.40%, 5/31/2024 (d)	48	6,465
Goldman Sachs International, ELN, 19.80%, 5/31/2024 (d)	299	5,622
Goldman Sachs International, ELN, 24.8%, 5/10/2024 (d)	96	7,130
Goldman Sachs International, ELN, 31.70%, 5/17/2024 (d)	30	7,609
Goldman Sachs International, ELN, 44.70%, 5/17/2024 (d)	81	7,410
Goldman Sachs International, ELN, 6.40%, 5/10/2024 (d)	77	7,219
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Goldman Sachs International, ELN, 6.70%, 5/31/2024 (d)	57	7,312
Goldman Sachs International, ELN, 7.60%, 5/17/2024 (d)	27	7,450
Goldman Sachs International, ELN, 9.80%, 5/09/2024 (d)	247	5,078
Morgan Stanley Finance LLC, ELN, 10.00%, 5/24/2024 (d)	74	6,161
Morgan Stanley Finance LLC, ELN, 10.90%, 5/17/2024 (d)	28	21,902
Morgan Stanley Finance LLC, ELN, 12.7%, 5/10/2024 (d)	63	6,446
Morgan Stanley Finance LLC, ELN, 15.5%, 5/17/2024 (d)	68	8,045
Morgan Stanley Finance LLC, ELN, 15.8%, 5/10/2024 (d)	289	4,914
Morgan Stanley Finance LLC, ELN, 19.8%, 5/10/2024 (d)	161	6,199
Morgan Stanley Finance LLC, ELN, 22.80%, 5/24/2024 (d)	29	24,758
Morgan Stanley Finance LLC, ELN, 24.10%, 5/17/2024 (d)	82	13,035
Morgan Stanley Finance LLC, ELN, 25.3%, 5/17/2024 (d)	17	6,398
Morgan Stanley Finance LLC, ELN, 27.30%, 5/31/2024 (d)	84	5,128
Morgan Stanley Finance LLC, ELN, 36.00%, 5/31/2024 (d)	260	6,158
Morgan Stanley Finance LLC, ELN, 6.40%, 5/31/2024	6	6,705
Morgan Stanley Finance LLC, ELN, 7.50%, 5/17/2024 (d)	16	20,242
		253,463
Total Equity Linked Notes (Cost $486,694)		480,310
Collateralized Mortgage Obligations — 4.1%
United States — 4.1%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.74%, 2/25/2035 (l)	220	217
Series 2005-2, Class 3A1, 6.03%, 6/25/2035 (l)	380	359
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1	1
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	62	54
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	4
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	23	21
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	170	160
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	10	10
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	47	47
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	277	244
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	369	328
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	1,226	1,128
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	1,973	1,607
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	237	193
Series 2005-J2, Class 1A5, 5.50%, 4/25/2035 (l)	3,250	2,494
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	808	683
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	434	317
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,933	1,462
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	84	65
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	959	754
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	328	278
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	831	703
Series 2005-J14, Class A3, 5.50%, 12/25/2035	209	126
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,101	666
Series 2005-J14, Class A8, 5.50%, 12/25/2035	920	557
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	270	156
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	77

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	88	59
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	461	340
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,104	594
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	400	223
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	195	101
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,128	1,023
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	138	75
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	135	64
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 5.97%, 3/25/2037 (l)	4,103	1,504
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (l)	6,250	5,483
Series 2019-6, Class B1, 3.94%, 11/25/2059 (a) (l)	4,000	3,504
Series 2019-6, Class B3, 5.89%, 11/25/2059 (a) (l)	1,285	1,064
Angel Oak Mortgage Trust I LLC Series 2019-2, Class B2, 6.29%, 3/25/2049 (a) (l)	2,250	2,207
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	297	247
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	359	301
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	736	633
Series 2006-5, Class CB7, 6.00%, 6/25/2046	222	181
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	51	34
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	1,074	789
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	22	21
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2006-A, Class 1A1, 5.72%, 2/20/2036 (l)	263	242
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	152	123
Series 2007-5, Class 4A1, 5.80%, 7/25/2037 (l)	1,972	1,293
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 5.63%, 2/25/2034 (l)	196	189
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	108	84
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 5.75%, 2/25/2034 (l)	156	143
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 6.44%, 10/25/2034 (l)	232	196
BRAVO Residential Funding Trust Series 2023-NQM7, Class A1, 7.13%, 9/25/2063 (a) (h)	4,986	5,033
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,045	409
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	336
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	186	100
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	69	40
Series 2004-25, Class 2A1, 6.11%, 2/25/2035 (l)	1,697	1,408
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,075	635
Series 2005-31, Class 2A1, 4.11%, 1/25/2036 (l)	496	418
Series 2005-30, Class A5, 5.50%, 1/25/2036	112	68
Series 2006-HYB1, Class 2A2C, 4.36%, 3/20/2036 (l)	1,413	1,271
Series 2006-HYB2, Class 2A1B, 4.55%, 4/20/2036 (l)	391	343
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	81	45
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,008	434
Series 2006-17, Class A2, 6.00%, 12/25/2036	280	109
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,638	874
Series 2007-2, Class A2, 6.00%, 3/25/2037	98	40
Series 2007-3, Class A18, 6.00%, 4/25/2037	769	359
Series 2007-10, Class A4, 5.50%, 7/25/2037	99	40
Series 2007-13, Class A4, 6.00%, 8/25/2037	210	103
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,788	711
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	413	140
Series 2006-OA5, Class 2A1, 5.83%, 4/25/2046 (l)	1,446	1,182
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	308	260
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	63	48
Series 2006-AR3, Class 1A1A, 5.63%, 6/25/2036 (l)	820	714
Series 2006-AR5, Class 1A5A, 4.71%, 7/25/2036 (l)	314	293
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 7.56%, 9/25/2035 (l)	181	178
Series 2006-8, Class A3, 5.78%, 10/25/2035 (a) (l)	452	219
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (a) (l)	2,500	1,492
Series 2021-5, Class B2, 4.18%, 11/26/2066 (a) (l)	2,247	1,589
Series 2022-1, Class B2, 4.08%, 12/27/2066 (a) (l)	2,581	1,901
Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (h)	2,738	2,738
Series 2023-4, Class A1, 7.16%, 10/25/2068 (a) (h)	4,741	4,774
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 10.69%, 6/25/2039 (a) (l)	2,434	2,611
Series 2019-R06, Class 2B1, 9.19%, 9/25/2039 (a) (l)	4,378	4,556
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2019-R07, Class 1B1, 8.84%, 10/25/2039 (a) (l)	8,272	8,541
Series 2020-R02, Class 2B1, 8.44%, 1/25/2040 (a) (l)	12,158	12,477
Series 2020-R01, Class 1B1, 8.69%, 1/25/2040 (a) (l)	1,000	1,038
Series 2021-R01, Class 1B1, 8.43%, 10/25/2041 (a) (l)	5,200	5,338
Series 2021-R03, Class 1B2, 10.83%, 12/25/2041 (a) (l)	6,100	6,370
Series 2022-R01, Class 1B2, 11.33%, 12/25/2041 (a) (l)	11,437	12,021
Series 2023-R02, Class 1M1, 7.63%, 1/25/2043 (a) (l)	4,424	4,531
Series 2023-R06, Class 1M2, 8.03%, 7/25/2043 (a) (l)	1,500	1,553
Series 2024-R02, Class 1M1, 6.43%, 2/25/2044 (a) (l)	2,003	2,003
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	67
Series 2004-AR4, Class 2A1, 5.33%, 5/25/2034 (l)	112	110
Series 2004-AR4, Class 4A1, 6.08%, 5/25/2034 (l)	797	792
Series 2004-AR5, Class 6A1, 5.92%, 6/25/2034 (l)	174	168
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	731	709
Series 2005-4, Class 2A5, 5.50%, 6/25/2035 (l)	2,066	1,407
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	240	170
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 6.18%, 10/25/2034 (l)	266	264
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.51%, 10/25/2026 (l)	28	26
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	330	156
Deephaven Residential Mortgage Trust
Series 2021-3, Class B2, 4.13%, 8/25/2066 (a) (l)	4,502	3,085
Series 2021-4, Class B1, 4.16%, 11/25/2066 (a) (l)	6,000	4,377
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	79

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2021-4, Class B2, 4.45%, 11/25/2066 (a) (l)	6,508	4,638
Series 2022-1, Class B1, 4.27%, 1/25/2067 (a) (l)	3,000	2,237
Series 2022-1, Class B2, 4.27%, 1/25/2067 (a) (l)	5,640	3,842
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.82%, 2/25/2020 (l)	13	12
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust Series 2005-2, Class 2A1, 5.73%, 3/25/2020 (l)	3	3
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 5.95%, 8/19/2045 (l)	1,173	958
FHLMC STACR REMIC Trust
Series 2021-DNA2, Class B2, 11.33%, 8/25/2033 (a) (l)	3,000	3,449
Series 2021-DNA5, Class B2, 10.83%, 1/25/2034 (a) (l)	3,400	3,744
Series 2021-DNA6, Class B1, 8.73%, 10/25/2041 (a) (l)	2,500	2,579
Series 2022-HQA2, Class M1A, 7.98%, 7/25/2042 (a) (l)	6,398	6,554
Series 2023-DNA1, Class M1A, 7.43%, 3/25/2043 (a) (l)	1,649	1,678
Series 2023-HQA1, Class M1A, 7.33%, 5/25/2043 (a) (l)	5,550	5,612
Series 2020-HQA1, Class B2, 10.54%, 1/25/2050 (a) (l)	4,000	4,255
Series 2021-DNA1, Class M2, 7.13%, 1/25/2051 (a) (l)	1,428	1,443
Series 2021-DNA1, Class B2, 10.08%, 1/25/2051 (a) (l)	6,800	7,207
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	9	5
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2B2, 11.53%, 11/25/2041 (a) (l)	5,142	5,406
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (l)	3,000	2,283
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.59%, 8/19/2034 (l)	186	164
Series 2005-AR1, Class 3A, 4.10%, 3/18/2035 (l)	48	40
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (l)	1,199	159
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	152	108
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	121	84
Series 2005-AR3, Class 6A1, 4.52%, 5/25/2035 (l)	54	43
Series 2005-AR4, Class 3A5, 5.17%, 7/25/2035 (l)	957	645
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	501	447
Series 2005-AR7, Class 6A1, 4.43%, 11/25/2035 (l)	391	337
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	497	228
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	805	369
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	374	325
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	204	121
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 6.05%, 8/19/2045 (l)	103	93
Impac CMB Trust
Series 2004-5, Class 1A1, 6.15%, 10/25/2034 (l)	151	147
Series 2004-5, Class 1M2, 6.30%, 10/25/2034 (l)	55	53
Series 2004-7, Class 1A2, 6.35%, 11/25/2034 (l)	177	174
Series 2004-10, Class 2A, 6.07%, 3/25/2035 (l)	315	289
Series 2005-1, Class 1A1, 5.95%, 4/25/2035 (l)	175	163
Series 2005-1, Class 1A2, 6.05%, 4/25/2035 (l)	214	198
Series 2005-2, Class 1A2, 6.05%, 4/25/2035 (l)	210	196
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	149	99
Impac Secured Assets Trust
Series 2007-3, Class A1B, 5.91%, 9/25/2037 (l)	1,376	1,148
Series 2007-3, Class A1C, 6.15%, 9/25/2037 (l)	2,306	1,900
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 4.35%, 4/25/2035 (l)	153	140
Series 2005-AR14, Class 2A1A, 6.03%, 7/25/2035 (l)	635	494
Series 2007-AR21, Class 6A1, 3.84%, 9/25/2037 (l)	4,006	2,540
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	6
Series 2004-A6, Class 1A1, 3.78%, 12/25/2034 (l)	36	31
Series 2005-A3, Class 6A6, 5.51%, 6/25/2035 (l)	98	95
Series 2005-A6, Class 1A2, 5.48%, 9/25/2035 (l)	121	111
Series 2005-A8, Class 4A1, 4.92%, 11/25/2035 (l)	1,081	906
Series 2005-A8, Class 1A1, 5.02%, 11/25/2035 (l)	69	55
Series 2006-A7, Class 2A4, 4.37%, 1/25/2037 (l)	321	239
Series 2007-S1, Class 2A17, 5.76%, 3/25/2037 (l)	3,575	1,013
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 3.25%, 7/25/2061 (a) (h)	2,800	2,484
Series 2021-GS1, Class A2, 6.84%, 10/25/2066 (a) (h)	2,034	1,935
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	593	338
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,609	2,928
LHOME Mortgage Trust
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (h)	2,550	2,586
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (h)	4,025	4,031
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (h)	3,325	3,323
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	381	363
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	82	72
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	201	98
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	352	225
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 4.92%, 4/25/2035 (l)	105	91
Series 2006-1, Class 2A1, 5.45%, 2/25/2036 (l)	541	521
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	164	65
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (l)	1,871	1,728
MFA Trust Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (h)	2,607	2,576
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	203	169
Series 2004-9, Class 1A, 5.28%, 11/25/2034 (l)	331	324
Series 2005-4, Class 1A, 5.00%, 8/25/2035	20	18
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	3,750	3,728
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (a) (l)	2,500	1,985
Series 2019-NQM4, Class B2, 4.85%, 9/25/2059 (a) (l)	4,000	3,247
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (l)	2,041	1,658
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (h)	2	1
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (a) (h)	362	358
Series 2024-NQM4, Class A3, 6.32%, 1/25/2064 (a) (h)	5,177	5,135
PRET LLC
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (h)	12,547	12,440
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a)	10,000	9,992
PRPM 3.77%, 3/25/2026	5,003	4,769
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	81

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
PRPM LLC
Series 2020-4, Class A2, 8.19%, 10/25/2025 (a) (h)	7,323	7,321
Series 2020-6, Class A2, 7.70%, 11/25/2025 (a) (h)	2,436	2,302
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (h)	9,745	9,724
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (h)	6,250	6,236
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018 ‡	—	—
Series 2005-QA5, Class A2, 4.82%, 4/25/2035 (l)	630	560
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	466	387
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	776	637
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	919	700
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,404	1,086
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,328	821
Series 2005-A14, Class A1, 5.50%, 12/25/2035	125	57
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,558	1,125
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	49	35
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,076	782
Series 2006-SA4, Class 2A1, 5.55%, 11/25/2036 (l)	754	615
Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (l)	179,812	125
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 5.83%, 7/20/2036 (l)	244	209
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (a) (l)	5,410	4,255
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,600	1,206
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.81%, 2/25/2035 (l)	174	161
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 5.97%, 8/25/2035 (l)	1,802	1,561
Series 2007-AR7, Class 1A1, 6.28%, 5/25/2047 (l)	2,617	2,031
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059 (a) (l)	2,000	1,823
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (a) (l)	5,000	4,277
Series 2020-1, Class A1, 3.42%, 1/25/2060 (a) (h)	2,449	2,318
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (a) (l)	2,000	1,645
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (a) (l)	1,322	971
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (a) (l)	2,500	1,862
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (a) (l)	1,776	1,201
Series 2020-5, Class B1, 3.71%, 5/25/2065 (a) (l)	2,400	1,997
Series 2020-5, Class B2, 4.71%, 5/25/2065 (a) (l)	1,400	1,179
Series 2021-5, Class B1, 3.04%, 9/25/2066 (a) (l)	3,826	2,444
Series 2021-5, Class B2, 3.94%, 9/25/2066 (a) (l)	3,750	2,459
Series 2023-INV1, Class A3, 6.76%, 2/25/2068 (a) (h)	2,460	2,452
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (h)	414	410
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (a) (h)	3,735	3,723
Series 2023-6, Class B1, 7.83%, 9/25/2068 (a) (l)	3,500	3,445
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 5.97%, 10/25/2034 (l)	406	386
Series 2005-AR5, Class A6, 4.92%, 5/25/2035 (l)	940	908
Series 2005-AR16, Class 1A1, 4.86%, 12/25/2035 (l)	323	286
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-AR14, Class 1A3, 4.88%, 12/25/2035 (l)	732	640
Series 2005-AR14, Class 1A4, 4.88%, 12/25/2035 (l)	488	427
Series 2005-AR18, Class 1A3A, 5.02%, 1/25/2036 (l)	34	32
Series 2006-AR2, Class 1A1, 4.59%, 3/25/2036 (l)	131	116
Series 2004-AR10, Class A1B, 6.27%, 7/25/2044 (l)	386	353
Series 2005-AR15, Class A1A1, 5.95%, 11/25/2045 (l)	23	21
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	399	350
Series 2005-4, Class CB7, 5.50%, 6/25/2035	280	233
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,514	1,285
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	436	362
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	140	101
Series 2007-1, Class 1A7, 6.00%, 2/25/2037 (l)	2,286	1,644
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.36%, 12/25/2036 (l)	83	76
Series 2007-15, Class A1, 6.00%, 11/25/2037	89	72
Total Collateralized Mortgage Obligations (Cost $392,495)		351,718
Commercial Mortgage-Backed Securities — 4.1%
United States — 4.1%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	2,500	1,801
Series 2019-BN16, Class F, 3.85%, 2/15/2052 (a) (l)	2,000	915
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,000	908
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (a)	4,000	2,784
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (a) (l)	2,500	1,511
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (l)	8,500	6,548
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,534	684
Series 2019-BN19, Class C, 4.16%, 8/15/2061 (l)	7,500	5,629
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	1,000	659
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	1,000	666
Series 2019-BN24, Class C, 3.63%, 11/15/2062 (l)	6,000	4,704
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	1,350	914
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (a)	3,000	1,827
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.71%, 2/15/2050 (a) (l)	2,887	2,127
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	975	511
Series 2019-B9, Class F, 3.91%, 3/15/2052 (a) (l)	6,590	2,835
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	4,000	2,440
Series 2019-B11, Class C, 3.75%, 5/15/2052 (l)	13,959	10,294
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,295
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	1,415	732
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	4,391	2,030
BX Series 2021-MFM1, Class G, 9.34%, 1/15/2034 (a) (l)	575	563
CD Mortgage Trust
Series 2016-CD2, Class C, 4.11%, 11/10/2049 (l)	750	563
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,000	778
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	1,831	1,471
Series 2017-CD6, Class C, 4.37%, 11/13/2050 (l)	1,371	1,165
Series 2018-CD7, Class D, 3.25%, 8/15/2051 (a) (l)	2,000	1,389
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	83

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,790	928
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.31%, 11/10/2049 (a) (l)	1,000	707
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (l)	1,500	726
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.57%, 2/10/2048 (a) (l)	3,756	3,381
Series 2015-GC29, Class C, 4.27%, 4/10/2048 (l)	2,000	1,865
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,000	1,747
Series 2016-C1, Class D, 5.11%, 5/10/2049 (a) (l)	4,975	4,564
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (l)	1,000	811
Series 2016-P6, Class D, 3.25%, 12/10/2049 (a)	1,325	974
Series 2017-P7, Class B, 4.14%, 4/14/2050 (l)	910	818
Series 2017-P7, Class C, 4.54%, 4/14/2050 (l)	3,295	2,885
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,467
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.54%, 4/12/2042 (a) (l)	2,500	2,232
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.75%, 2/10/2037 (a) (l)	2,750	2,583
Series 2014-CR15, Class C, 4.08%, 2/10/2047 (l)	989	920
Series 2014-LC15, Class D, 4.96%, 4/10/2047 (a) (l)	1,327	1,206
Series 2014-CR19, Class D, 4.76%, 8/10/2047 (a) (l)	400	357
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	5,100	3,601
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	3,250	2,930
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (a)	2,500	1,896
Series 2015-CR22, Class D, 4.20%, 3/10/2048 (a) (l)	1,000	825
Series 2015-LC21, Class D, 4.46%, 7/10/2048 (l)	450	403
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (l)	2,134	1,847
Series 2015-CR25, Class D, 3.92%, 8/10/2048 (l)	2,000	1,783
Series 2015-CR27, Class D, 3.60%, 10/10/2048 (a) (l)	500	434
Series 2015-CR26, Class D, 3.61%, 10/10/2048 (l)	2,500	1,958
Series 2015-LC23, Class D, 3.70%, 10/10/2048 (a) (l)	2,750	2,475
Series 2015-LC23, Class E, 3.70%, 10/10/2048 (a) (l)	1,500	1,251
Series 2016-CR28, Class D, 4.01%, 2/10/2049 (l)	1,350	1,053
Series 2016-CR28, Class C, 4.76%, 2/10/2049 (l)	2,000	1,761
Series 2018-COR3, Class D, 2.96%, 5/10/2051 (a) (l)	2,000	1,140
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.71%, 11/15/2048 (l)	2,500	2,364
Series 2015-C2, Class B, 4.21%, 6/15/2057 (l)	1,000	938
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.62%, 8/10/2049 (a) (l)	1,170	621
Series 2016-C3, Class E, 4.37%, 8/10/2049 (a) (l)	1,250	558
FHLMC Multiclass Certificates
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	1,310
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (l)	6,200	873
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 10.83%, 7/25/2041 (a) (l)	2,000	1,583
Series 2022-MN5, Class B1, 14.83%, 11/25/2042 (a) (l)	8,302	8,890
Series 2021-MN1, Class M1, 7.33%, 1/25/2051 (a) (l)	315	308
Series 2021-MN1, Class M2, 9.08%, 1/25/2051 (a) (l)	10,750	10,535
Series 2021-MN1, Class B1, 13.08%, 1/25/2051 (a) (l)	2,650	2,717
Series 2021-MN3, Class M1, 7.63%, 11/25/2051 (a) (l)	1,753	1,714
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2022-MN4, Class B1, 14.83%, 5/25/2052 (a) (l)	4,000	4,129
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC03, Class X1, IO, 0.62%, 11/25/2024 (l)	56,973	134
Series K734, Class X3, IO, 2.24%, 7/25/2026 (l)	11,615	439
Series KC04, Class X1, IO, 1.40%, 12/25/2026 (l)	14,649	216
Series K084, Class X3, IO, 2.31%, 11/25/2028 (l)	6,000	523
Series K090, Class X3, IO, 2.39%, 10/25/2029 (l)	1,750	171
Series Q012, Class X, IO, 4.08%, 9/25/2035 (l)	21,361	3,634
Series K727, Class X3, IO, 2.09%, 10/25/2044 (l)	33,818	113
Series K060, Class X3, IO, 1.96%, 12/25/2044 (l)	1,000	43
Series K061, Class X3, IO, 2.05%, 12/25/2044 (l)	1,544	66
Series K728, Class X3, IO, 2.06%, 11/25/2045 (l)	4,645	31
Series K089, Class X3, IO, 2.38%, 1/25/2046 (l)	22,283	2,051
Series K087, Class X3, IO, 2.40%, 1/25/2046 (l)	18,300	1,595
Series K102, Class X3, IO, 1.96%, 12/25/2046 (l)	1,180	100
Series K088, Class X3, IO, 2.43%, 2/25/2047 (l)	10,130	946
Series K093, Class X3, IO, 2.28%, 5/25/2047 (l)	15,000	1,360
Series K116, Class X3, IO, 3.12%, 9/25/2047 (l)	10,500	1,549
Series K108, Class X3, IO, 3.61%, 4/25/2048 (l)	16,575	2,664
FNMA ACES
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (l)	5,368	258
Series 2020-M37, Class X, IO, 1.12%, 4/25/2032 (l)	25,108	1,112
Series 2016-M4, Class X2, IO, 2.71%, 1/25/2039 (l)	6,387	34
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
FREMF Mortgage Trust
Series 2018-KF47, Class B, 7.44%, 5/25/2025 (a) (l)	1,348	1,324
Series 2019-KC03, Class B, 4.51%, 1/25/2026 (a) (l)	2,304	2,189
Series 2019-KF58, Class B, 7.59%, 1/25/2026 (a) (l)	906	885
Series 2019-KF62, Class B, 7.49%, 4/25/2026 (a) (l)	490	464
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (a) (l)	186	161
Series 2017-KF33, Class B, 7.99%, 6/25/2027 (a) (l)	566	531
Series 2017-KF40, Class B, 8.14%, 11/25/2027 (a) (l)	978	915
Series 2018-KF43, Class B, 7.59%, 1/25/2028 (a) (l)	1,288	1,230
Series 21K-F116, Class CS, 11.72%, 6/25/2028 (a) (l)	5,943	5,924
Series 2018-KF50, Class B, 7.34%, 7/25/2028 (a) (l)	293	278
Series 2019-KG01, Class B, 4.31%, 4/25/2029 (a) (l)	4,765	4,033
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	278,065	913
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	24,011	14,934
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	32,681	125
Series 2022-KF132, Class CS, 11.72%, 2/25/2032 (a) (l)	10,456	8,766
Series 2023-KF149, Class CS, 11.47%, 12/25/2032 (a) (l)	9,997	10,264
Series 2017-K724, Class D, PO, 12/25/2049 (a)	2,726	2,683
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (a)	2,726	—
GNMA
Series 2012-89, IO, 0.10%, 12/16/2053 (l)	5,880	3
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (l)	5,900	291
Series 2021-153, Class SA, IF, IO, 0.00%, 8/16/2061 (l)	16,177	742
Series 2020-2, IO, 0.59%, 3/16/2062 (l)	6,328	275
Series 2020-169, IO, 0.85%, 7/16/2062 (l)	16,807	1,039
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	85

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2020-145, IO, 0.73%, 3/16/2063 (l)	54,425	2,861
Series 2021-10, IO, 0.99%, 5/16/2063 (l)	5,077	359
Series 2024-32, IO, 0.71%, 6/16/2063 (l)	52,280	2,219
Series 2023-28, IO, 0.86%, 2/16/2065 (l)	18,453	1,274
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.75%, 11/10/2045 (a) (l)	412	374
Series 2015-GC28, Class D, 4.45%, 2/10/2048 (a) (l)	2,500	2,297
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (a)	2,750	2,280
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (l)	2,900	1,399
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (a)	1,750	1,025
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	1,003
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (a)	3,800	2,664
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	2,250	1,322
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (l)	2,824	1,904
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	2,000	1,580
Series 2014-C26, Class D, 4.01%, 1/15/2048 (a) (l)	1,500	1,248
Series 2014-C26, Class C, 4.51%, 1/15/2048 (l)	1,926	1,695
Series 2015-C33, Class C, 4.79%, 12/15/2048 (l)	8,000	7,283
Series 2016-C1, Class D2, 4.36%, 3/17/2049 (a) (l)	1,464	1,174
Series 2016-C1, Class C, 4.86%, 3/17/2049 (l)	5,000	4,612
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.65%, 3/15/2050 (a) (l)	7,577	5,866
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.17%, 12/15/2049 (a) (l)	2,514	1,755
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.56%, 8/15/2049 (a) (l)	4,500	3,148
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (l)	3,405	1,298
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (a)	1,500	1,245
Series 2014-C16, Class C, 4.93%, 6/15/2047 (l)	2,000	1,666
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,585	2,199
Series 2015-C20, Class C, 4.57%, 2/15/2048 (l)	3,127	2,970
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	6,000	5,149
Series 2015-C25, Class C, 4.67%, 10/15/2048 (l)	4,500	3,918
Series 2016-C31, Class C, 4.40%, 11/15/2049 (l)	1,440	1,190
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 (a) (l)	730	505
Series 2018-L1, Class E, 3.00%, 10/15/2051 (a)	5,486	3,555
Series 2019-L2, Class D, 3.00%, 3/15/2052 (a)	7,075	4,914
Series 2019-L2, Class E, 3.00%, 3/15/2052 (a)	2,575	1,644
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	10,000	5,675
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	4,000	2,100
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	17,000	6,118
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.69%, 10/25/2049 (a) (l)	4,495	4,422
Series 2020-01, Class M10, 9.19%, 3/25/2050 (a) (l)	2,799	2,757
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 (a) (l)	5,000	1,832
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
VASA Trust Series 2021-VASA, Class G, 10.44%, 7/15/2039 (a) (l)	1,360	614
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (l)	1,830	1,723
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (l)	123	111
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (l)	181	155
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 9.09%, 2/15/2040 (a) (l)	1,600	1,555
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (l)	1,500	1,234
Series 2015-C28, Class D, 4.22%, 5/15/2048 (l)	7,740	6,134
Series 2016-C35, Class D, 3.14%, 7/15/2048 (a)	5,000	4,100
Series 2018-C43, Class D, 3.00%, 3/15/2051 (a)	1,250	915
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,517	1,032
Series 2019-C52, Class XA, IO, 1.73%, 8/15/2052 (l)	3,599	210
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	1,000	904
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.04%, 9/15/2057 (a) (l)	5,505	2,753
Total Commercial Mortgage-Backed Securities (Cost $408,206)		345,758
Asset-Backed Securities — 2.5%
Cayman Islands — 0.7%
AIMCO CLO Series 2015-AA, Class BR2, 7.18%, 10/17/2034 (a) (l)	750	750
Apidos CLO
Series 2016-24A, Class A1AL, 6.54%, 10/20/2030 (a) (l)	1,454	1,457
Series 2016-25A, Class A2R2, 7.12%, 10/20/2031 (a) (l)	300	300
Ares CLO Ltd.
Series 2016-39A, Class A1R2, 6.64%, 4/18/2031 (a) (l)	900	901
Series 2017-43A, Class BR, 7.29%, 7/15/2034 (a) (l)	2,800	2,800
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Cayman Islands — continued
Ballyrock CLO Ltd. Series 2020-2A, Class A2R, 7.14%, 10/20/2031 (a) (l)	2,900	2,898
Benefit Street Partners CLO Ltd. Series 2019-18A, Class A1R, 6.76%, 10/15/2034 (a) (l)	2,300	2,301
Carlyle Global Market Strategies CLO Ltd.
Series 2014-3RA, Class A1A, 6.64%, 7/27/2031 (a) (l)	531	532
Series 2015-4A, Class A2RR, 7.17%, 7/20/2032 (a) (l)	1,400	1,399
Series 2015-4A, Class BRR, 7.77%, 7/20/2032 (a) (l)	1,400	1,396
CIFC Funding Ltd.
Series 2018-1A, Class A, 6.59%, 4/18/2031 (a) (l)	1,350	1,350
Series 2018-4A, Class A1, 6.73%, 10/17/2031 (a) (l)	2,395	2,396
Dryden CLO Ltd.
Series 2018-64A, Class A, 6.56%, 4/18/2031 (a) (l)	1,345	1,346
Series 2019-68A, Class BR, 7.29%, 7/15/2035 (a) (l)	650	649
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 6.39%, 11/15/2028 (a) (l)	315	314
Series 2013-26A, Class AR, 6.49%, 4/15/2029 (a) (l)	850	850
Series 2015-37A, Class AR, 6.69%, 1/15/2031 (a) (l)	1,250	1,252
Series 2015-41A, Class AR, 6.56%, 4/15/2031 (a) (l)	1,130	1,131
Elmwood CLO Ltd.
Series 2020-1A, Class A, 6.83%, 4/15/2033 (a) (l)	2,700	2,703
Series 2021-4A, Class B, 7.19%, 10/20/2034 (a) (l)	700	700
Flatiron CLO Ltd. Series 2019-1A, Class AR, 6.67%, 11/16/2034 (a) (l)	380	380
Galaxy CLO Ltd.
Series 2018-27A, Class A, 6.61%, 5/16/2031 (a) (l)	1,055	1,055
Series 2016-22A, Class ARR, 6.79%, 4/16/2034 (a) (l)	1,000	1,000
Goldentree Loan Management US CLO Ltd. Series 2017-2A, Class AR, 6.50%, 11/20/2030 (a) (l)	934	935
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	87

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
KKR CLO Trust Series 39A, Class B1, 7.29%, 10/15/2034 (a) (l)	1,450	1,455
KKR Financial CLO Ltd. Series 2013-1A, Class A2R2, 6.77%, 4/15/2029 (a) (i) (l)	778	778
Madison Park Funding Ltd.
Series 2018-32A, Class A1R, 6.59%, 1/22/2031 (a) (l)	1,176	1,176
Series 2019-34A, Class AR, 6.71%, 4/25/2032 (a) (l)	1,800	1,801
Magnetite Ltd. Series 2015-15A, Class AR, 6.60%, 7/25/2031 (a) (l)	904	906
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-31A, Class AR, 6.63%, 4/20/2031 (a) (l)	2,000	2,002
Series 2019-34A, Class A1R, 6.56%, 1/20/2035 (a) (l)	2,160	2,163
OCP CLO Ltd.
Series 2020-8RA, Class A1, 6.80%, 1/17/2032 (a) (l)	678	679
Series 2020-18A, Class AR, 6.68%, 7/20/2032 (a) (l)	2,600	2,602
Octagon Investment Partners Ltd.
Series 2013-1A, Class A1RR, 6.56%, 7/19/2030 (a) (l)	1,506	1,507
Series 2018-1A, Class A1A, 6.65%, 1/20/2031 (a) (l)	1,033	1,034
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR, 6.76%, 11/18/2031 (a) (l)	930	931
Palmer Square Loan Funding Ltd. Series 2022-4A, Class A2, 7.62%, 7/24/2031 (a) (l)	1,900	1,901
Symphony CLO Ltd.
Series 2018-19A, Class A, 6.55%, 4/16/2031 (a) (l)	1,105	1,107
Series 2018-19A, Class B, 6.94%, 4/16/2031 (a) (l)	1,400	1,398
Series 2014-15A, Class AR3, 6.66%, 1/17/2032 (a) (l)	769	771
Voya CLO Ltd. Series 2016-3A, Class CR, 8.84%, 10/18/2031 (a) (l)	550	537
		53,543
United States — 1.8%
ABFC Trust
Series 2003-OPT1, Class A1A, 6.25%, 4/25/2033 (l)	95	94
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2004-OPT3, Class M1, 6.18%, 9/25/2033 (l)	129	128
Series 2004-HE1, Class M1, 6.33%, 3/25/2034 (l)	478	468
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 5.02%, 1/25/2035 (l)	380	357
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 6.72%, 11/25/2032 (l)	317	325
Series 2004-OP1, Class M2, 7.01%, 4/25/2034 (l)	1,100	962
Affirm Asset Securitization Trust
Series 2022-A, Class 1E, 8.04%, 5/17/2027 (a)	1,060	1,057
Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	1,077	1,088
American Credit Acceptance Receivables Trust
Series 2024-1, Class B, 5.60%, 11/12/2027 (a)	700	697
Series 2022-1, Class E, 3.64%, 3/13/2028 (a)	1,473	1,409
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	950	947
Series 2023-3, Class C, 6.44%, 10/12/2029 (a)	797	799
Series 2024-1, Class C, 5.63%, 1/14/2030 (a)	1,450	1,435
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	1,400	1,378
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	1,400	1,431
AmeriCredit Automobile Receivables Trust Series 2022-2, Class C, 5.32%, 4/18/2028	1,650	1,639
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.49%, 9/25/2032 (l)	89	97
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 7.31%, 4/25/2034 (l)	314	326
Series 2004-HE7, Class M2, 7.01%, 10/25/2034 (l)	241	236
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class C, 6.83%, 12/26/2031 (a) (l)	241	243
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 6.71%, 12/25/2033 (l)	388	391
Series 2004-SD4, Class A1, 6.33%, 8/25/2044 (l)	548	522
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class A1A2, 6.77%, 1/14/2032 (a) (l)	1,220	1,220
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.43%, 6/25/2034 (l)	317	302
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (h)	603	588
Series 2004-D, Class MV2, 6.47%, 9/25/2034 (l)	17	16
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (l)	111	92
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	778
Series 2003-4, Class 1A5, 4.92%, 5/25/2033 (h)	490	463
CHEC Loan Trust Series 2004-1, Class M1, 6.33%, 7/25/2034 (a) (l)	467	451
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 6.48%, 2/25/2035 (l)	112	103
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (h)	21	18
Conn's Receivables Funding LLC
Series 2022-A, Class B, 9.52%, 12/15/2026 (a)	123	123
Series 2023-A, Class B, 10.00%, 1/17/2028 (a)	102	103
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2020-9, Class PT, 8.81%, 4/15/2045 ‡ (a) (l)	198	191
Countrywide Asset-Backed Certificates
Series 2004-3, Class M1, 6.18%, 6/25/2034 (l)	414	411
Series 2004-3, Class M2, 6.26%, 6/25/2034 (l)	37	37
Series 2004-ECC2, Class M2, 6.41%, 12/25/2034 (l)	8	8
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	400	402
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000	1,009
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	311	314
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	364	362
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	320	317
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	420	416
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (l)	37	36
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 6.48%, 11/25/2034 (l)	18	18
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 6.26%, 3/25/2034 (l)	221	224
CWABS, Inc., Asset-Backed Certificates Series 2004-1, Class M3, 6.41%, 2/25/2034 (l)	2	2
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	963	903
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	935	950
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	500	468
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	900	900
Elmwood CLO Ltd. Series 2024-3A, Class A, 6.85%, 4/18/2037 (a) (i) (l)	1,400	1,400
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 6/15/2027 (a)	1,500	1,476
Series 2023-3A, Class C, 6.21%, 6/15/2028	690	690
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	2,750	2,600
Series 2022-6A, Class D, 8.03%, 4/6/2029	804	830
FFMLT Trust Series 2004-FF3, Class M1, 6.26%, 5/25/2034 (l)	285	272
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 6.38%, 11/25/2034 (l)	139	114
Flagship Credit Auto Trust Series 2019-3, Class E, 3.84%, 12/15/2026 (a)	1,250	1,219
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	89

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
FREED ABS Trust Series 2022-4FP, Class B, 7.58%, 12/18/2029 (a)	372	372
Fremont Home Loan Trust
Series 2002-1, Class M1, 6.68%, 8/25/2033 (l)	556	570
Series 2004-B, Class M2, 6.38%, 5/25/2034 (l)	271	261
Series 2004-C, Class M1, 6.41%, 8/25/2034 (l)	438	397
Series 2004-D, Class M2, 6.33%, 11/25/2034 (l)	173	165
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	900	834
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	1,250	1,165
GSAMP Trust
Series 2003-SEA, Class A1, 6.23%, 2/25/2033 (l)	270	263
Series 2003-HE1, Class M1, 6.67%, 6/20/2033 (l)	644	641
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	420	418
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	700	697
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.70%, 11/25/2034 (l)	217	201
Series 2004-C, Class M2, 4.37%, 3/25/2035 (l)	636	563
LendingClub Loan Certificate Issuer Trust
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (a)	125	1,205
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (a)	125	1,501
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	3,077
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	200	2,215
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (a)	50	800
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	1,200	1,030
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	500	422
Long Beach Mortgage Loan Trust Series 2003-4, Class M1, 6.45%, 8/25/2033 (l)	9	9
Magnetite Ltd. Series 2023-39A, Class B, 7.47%, 10/25/2033 (a) (l)	1,200	1,200
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 6.41%, 9/25/2034 (l)	554	553
Series 2005-NC1, Class M4, 6.57%, 12/25/2034 (l)	453	446
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 6.41%, 7/25/2034 (l)	62	51
Series 2004-HE2, Class M1, 6.63%, 8/25/2035 (l)	44	43
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 6.45%, 10/25/2033 (l)	189	186
Series 2004-WMC2, Class M1, 6.35%, 7/25/2034 (l)	654	654
Series 2004-WMC2, Class M2, 7.23%, 7/25/2034 (l)	156	140
Series 2004-HE6, Class M2, 6.33%, 8/25/2034 (l)	510	480
Series 2004-HE7, Class M2, 6.38%, 8/25/2034 (l)	96	94
Series 2004-HE6, Class M3, 6.41%, 8/25/2034 (l)	338	320
Series 2004-HE8, Class M2, 6.45%, 9/25/2034 (l)	195	195
Series 2004-NC8, Class M3, 6.54%, 9/25/2034 (l)	260	255
Series 2004-HE8, Class M3, 6.56%, 9/25/2034 (l)	307	309
Series 2005-HE1, Class M2, 6.14%, 12/25/2034 (l)	208	193
Series 2005-NC1, Class M3, 6.20%, 1/25/2035 (l)	263	249
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 5.73%, 2/25/2037 (l)	2,718	553
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 6.36%, 8/25/2034 (l)	84	84
Series 2004-3, Class M2, 6.41%, 11/25/2034 (l)	139	137
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-4, Class M2, 6.23%, 2/25/2035 (l)	136	137
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 8.21%, 9/25/2033 (l)	714	718
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (a)	2,497	2,234
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (a)	1,250	1,113
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 6.83%, 9/15/2036 (a) (l)	2,396	2,434
Oportun Issuance Trust Series 2022-3, Class B, 8.53%, 1/8/2030 (a)	1,000	1,004
Option One Mortgage Accept Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 6.07%, 8/25/2033 (l)	229	222
Series 2003-5, Class M2, 7.76%, 8/25/2033 (l)	2	5
Option One Mortgage Loan Trust Series 2004-3, Class M2, 6.29%, 11/25/2034 (l)	296	290
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	1,500	1,299
People's Choice Home Loan Securities Trust Series 2004-2, Class M3, 7.16%, 10/25/2034 (l)	1,910	1,675
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (h)	3,333	2,909
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (a) (h)	6,250	5,656
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (a) (l)	5,000	4,573
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (h)	4,950	4,890
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A2, 3.60%, 2/25/2061 (a) (h)	5,000	4,364
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (a)	6,080	5,369
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,250	1,176
PRPM LLC
Series 2021-2, Class A1, 5.11%, 3/25/2026 (a) (l)	5,815	5,703
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Series 2021-3, Class A2, 6.72%, 4/25/2026 (a) (h)	5,500	5,291
Series 2021-6, Class A2, 3.47%, 7/25/2026 (a) (h)	3,447	3,180
Series 2021-8, Class A2, 3.60%, 9/25/2026 (a) (l)	5,000	4,499
Series 2021-10, Class A2, 4.83%, 10/25/2026 (a) (h)	9,000	8,568
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (h)	3,128	3,034
Series 2021-11, Class A2, 4.58%, 11/25/2026 (a) (h)	5,269	4,961
RAMP Trust Series 2002-RS2, Class AI5, 4.78%, 3/25/2032 (l)	142	137
RCO Mortgage LLC Series 2024-1, Class A1, 7.02%, 1/25/2029 (a) (h)	3,286	3,257
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 6.93%, 12/25/2032 (l)	267	242
Series 2003-1, Class M1, 6.93%, 6/25/2033 (l)	152	139
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (h)	581	477
Series 2003-4, Class M1, 6.71%, 3/25/2034 (l)	1,058	928
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	237	238
Series 2022-C, Class C, 6.99%, 12/15/2032 (a)	206	206
Series 2022-C, Class D, 8.20%, 12/15/2032 (a)	190	191
Series 2022-C, Class E, 11.37%, 12/15/2032 (a)	103	105
Santander Drive Auto Receivables Trust
Series 2024-1, Class B, 5.23%, 12/15/2028	300	297
Series 2024-1, Class C, 5.45%, 3/15/2030	160	158
Series 2022-6, Class D, 5.69%, 2/18/2031	5,100	5,034
Series 2023-6, Class C, 6.40%, 3/17/2031	502	509
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.83%, 8/25/2034 (l)	384	381
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	91

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Saxon Asset Securities Trust Series 2004-2, Class MV2, 3.96%, 8/25/2035 (l)	92	92
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,265	1,249
Series 2023-10B, Class 1, 5.69%, 9/10/2033	537	541
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 6.11%, 1/25/2035 (l)	327	282
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (h)	500	435
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	602	229
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	345	347
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 19.85%, 4/20/2030 ‡ (a) (l)	1,019	1,011
Series 2022-PT4, Class A, 18.27%, 5/20/2030 ‡ (a) (l)	1,909	1,909
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	1,200	1,127
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	1,200	676
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	200	199
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (a) (l)	290	252
Series 2004-2, Class M1, 6.03%, 10/25/2034 (l)	87	88
Series 2004-2, Class M8A, 8.43%, 10/25/2034 (a) (l)	290	279
		155,122
Total Asset-Backed Securities (Cost $214,813)		208,665
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 1.8% (b) (n)
France — 0.0% ^
Banijay Entertainment, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.58%, 3/1/2028	383	383
Numericable U.S. LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 5.50%), 10.83%, 8/15/2028	203	152
		535
Luxembourg — 0.0% ^
Formula One Group, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.56%, 1/15/2030	825	826
Ineos US Finance LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 2/18/2030	520	521
		1,347
Netherlands — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 4/6/2026	836	734
United States — 1.8%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	3,120	3,241
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 1/31/2031 (o)	2,634	2,642
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 7/31/2026	300	301
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.16%, 10/18/2027	495	495
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 8/24/2028	419	419
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%; 3-MONTH CME TERM SOFR + 3.50%), 8.90%, 10/8/2027	756	758
Alliant Holdings Intermediate LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 11/6/2030 (o)	448	450
Allied Universal Holdco LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.75%), 9.17%, 5/12/2028	506	506
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
(1-MONTH CME TERM SOFR + 4.75%), 10.07%, 5/12/2028	144	145
Altice Financing SA, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 10.33%, 10/28/2027	377	341
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.92%, 12/13/2029	731	734
Ancestry.com, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 12/6/2027 (o)	231	222
API Group DE, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 10/1/2026	487	488
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.07%, 10/19/2027	3,623	3,634
Asplundh Tree Expert LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.17%, 9/7/2027	246	246
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.94%, 12/10/2027	184	185
Asurion LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 7/31/2027	341	331
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.67%, 8/19/2028	558	544
Asurion LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 10.68%, 1/31/2028	325	295
Asurion LLC, Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 9.42%, 8/19/2028	334	324
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.57%, 2/15/2029	496	495
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 7.42%, 11/8/2027	275	276
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.57%, 5/13/2029 (o)	446	448
B&G Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 10/10/2026	360	359
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 10.67%, 2/1/2027 (o)	317	265
Bausch Health Cos., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 5/10/2027 (o)	375	372
BIFM CA Buyer Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.57%, 5/31/2028	255	256
Birkenstock, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.83%, 4/28/2028	255	256
Brooks Automation, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	1,004	1,003
Brooks Automation, 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 10.40%, 2/1/2030 (o)	219	215
Buckeye Partners, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.82%, 11/22/2030 (o)	400	401
Buckeye Partners, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 7.32%, 11/1/2026	237	237
BWAY Intermediate Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 9.33%, 8/14/2026	543	543
Cabinetworks, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.81%, 5/17/2028	3,064	2,653
Caesars Entertainment, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 2/6/2030	685	686
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 2/6/2031 (i) (o)	150	150
Caliber Collision, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.07%, 1/30/2031	380	382
Calpine Construction Finance Co. LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.57%, 7/31/2030	412	412
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	806	807
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.32%, 8/8/2027	595	598
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	93

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Carroll County Energy LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.90%, 2/13/2026	261	258
CDK Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.31%, 7/6/2029	350	351
Cedar Fair LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 2.50%, 4/18/2031 (o)	475	475
Chamberlain Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 11/3/2028	543	542
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 7.30%, 12/7/2030	1,347	1,327
Ciena Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.32%, 10/24/2030	520	521
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 11/22/2028	342	341
Citrix, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.93%, 3/21/2031	260	259
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.92%, 12/18/2026 (p)	1,777	1,679
Clarios Global LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.32%, 5/6/2030	429	430
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.43%, 8/21/2028 (o)	1,128	1,127
Coherent Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.82%, 7/2/2029	491	492
Conair Holdings LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.75%), 9.18%, 5/17/2028	1,977	1,961
(3-MONTH CME TERM SOFR + 3.00%), 8.07%, 1/27/2031 (o)	973	973
Conservice Midco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 9.32%, 5/13/2027	559	559
Consilio, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.43%, 5/12/2028	517	513
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
CPM Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.83%, 9/28/2028	330	331
Creative Artists Agency LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.57%, 11/27/2028	447	448
Crosby US Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.32%, 8/16/2029	254	256
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 1/18/2028	1,215	1,170
DaVita, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.18%, 8/12/2026	616	616
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.32%, 10/4/2028	3,995	3,964
DigiCert, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.00%), 9.32%, 10/16/2026	221	220
(1-MONTH CME TERM SOFR + 7.00%), 12.32%, 2/19/2029	145	130
DirectV Financing LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.00%), 10.43%, 8/2/2027	1,897	1,906
Duff & Phelps Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.06%, 4/9/2027	362	362
Dun & Bradstreet Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 1/18/2029	505	506
DuPont Performance, 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 7.33%, 12/20/2029	449	450
E.W. Scripps Co., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 1/7/2028	477	447
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.82%, 5/31/2030 (o)	597	599
Endo Pharmaceutical, 1st Lien Term Loan B (1-MONTH PRIME + 6.00%), 14.50%, 3/27/2028	197	127
Ensemble RCM, LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.33%, 8/1/2029	243	243
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Entegris, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 7.06%, 7/6/2029	440	442
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 10.60%, 3/2/2026	5,343	5,354
Exelon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 8.10%, 12/15/2027	422	422
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 5/16/2024 ‡ (j)	144	13
First Student Bidco, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.56%, 7/21/2028	1,998	1,999
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.56%, 7/21/2028	607	608
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.40%, 7/21/2028	4,234	4,239
Garda World Security, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.58%, 2/1/2029	643	645
Gates Global LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.92%, 3/31/2027	158	158
Gates Global LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.32%, 11/16/2029	172	173
Gemini HDPE LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.59%, 12/31/2027	411	410
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.30%, 4/10/2031 (o)	603	603
Genesys Cloud Services Holdings, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.82%, 12/1/2027	3,052	3,062
Getty Images, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.91%, 2/19/2026	364	364
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 8/4/2027	378	378
Gray Television, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 12/1/2028	208	195
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Gray Television, Inc., 1st Lien Term Loan E (1-MONTH CME TERM SOFR + 2.50%), 7.94%, 1/2/2026	350	345
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.70%, 1/24/2029	440	440
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.31%, 1/31/2031	390	391
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 3/10/2028	601	599
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.43%, 12/15/2026	468	471
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/30/2028	532	488
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 6/30/2028	103	95
Holley, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.18%, 11/17/2028	498	494
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.57%, 6/20/2030	506	508
ICON, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 7.31%, 7/3/2028	377	378
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 5/1/2026	2,987	2,603
iHeartCommunications, Inc., Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 5/1/2026	150	130
INEOS Enterprises, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 9.19%, 7/8/2030	522	523
Ingram Micro, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 8.57%, 6/30/2028	272	273
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.32%, 5/4/2028	1,144	1,147
Interior Logic Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.92%, 4/3/2028	326	295
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	95

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Intrado Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.81%, 1/31/2030	347	348
ION Corp., 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 3.75%), 9.20%, 3/11/2028	380	379
(3-MONTH SOFR + 3.75%), 9.08%, 7/18/2030	194	194
Iridium Communications, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.82%, 9/20/2030	584	584
Jazz Pharmaceuticals plc, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 5/5/2028	506	509
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.57%, 1/17/2031	473	474
KDC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.33%, 8/15/2028	618	620
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.43%, 10/29/2028	3,043	2,975
LegalShield, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.18%, 12/15/2028	448	445
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 3/9/2028	515	500
Live Nation Entertainment, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 7.17%, 10/19/2026	406	405
Lumen Technologies Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 7.78%, 4/15/2029	116	83
Lumen Technologies Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 7.78%, 4/15/2030	118	83
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 6/21/2028	3,606	3,605
MED ParentCo, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 9.69%, 8/31/2026	401	401
Medallion Midland Acquisition LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 8.83%, 10/18/2028	614	616
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.07%, 10/23/2028	2,104	2,109
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.57%, 5/3/2028	432	430
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 8.31%, 10/20/2028	409	410
Mister Car Wash Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.43%, 3/27/2031	260	260
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 3.75%), 8.93%, 3/28/2031 (o)	545	547
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 4.00%, 4/18/2031 (o)	265	259
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.97%, 6/30/2026 ‡	2,563	2,563
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	4,683	3,883
(3-MONTH CME TERM SOFR + 2.00%), 12.66%, 6/30/2026 ‡	1,888	1,130
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.18%, 3/27/2029	369	370
Netsmart Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.18%, 10/1/2027	442	443
NGL Energy Operating LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.82%, 2/3/2031 (o)	435	437
Nielsen Holdings plc, Term Loan B-3 (1-MONTH CME TERM SOFR + 3.75%), 9.07%, 3/6/2028	377	364
NorthRiver Midstream, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.80%, 8/16/2030	620	621
Nuvei Technologies Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%; 1-MONTH CME TERM SOFR + 5.46%), 8.42%, 12/19/2030 (o)	309	309
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.18%, 10/27/2028	596	597
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Organon & Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 6/2/2028	255	256
Osmose Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 6/23/2028	728	715
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 9/24/2028	307	309
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	1,955	1,961
Pathway Vet Alliance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.18%, 3/31/2027	301	252
PCI Pharma, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 9.07%, 11/30/2027	514	516
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.82%, 3/3/2028	3,633	3,131
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.17%, 2/11/2028	528	519
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 1/21/2028	756	758
PQ Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.93%, 6/9/2028	475	475
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.25%), 7.81%, 10/13/2030	564	564
Prime Security Services Borrower, LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.25%), 7.58%, 10/13/2030 (o)	350	350
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 12/28/2027 (o)	1,501	1,481
Project Boost Purchaser LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 6/1/2026	462	463
Proofpoint, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 8/31/2028	420	422
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.73%, 2/1/2029	254	178
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Quikrete Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.57%, 3/19/2029	489	489
Radiology Partners, Inc., 1st Lien PIK Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 10.59%, 1/31/2029	491	469
RealPage, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 4/24/2028	278	267
Recess Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.84%, 2/20/2030	260	261
Red Rock Resorts, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.57%, 3/14/2031 (o)	100	100
Restaurant Brands International, Inc., 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.25%), 7.57%, 9/20/2030	399	399
Reynolds Group Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 2/5/2026	249	251
Ring Container Technologies LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 8/12/2028	420	422
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.07%, 11/28/2028 (o)	2,520	2,503
Shutterfly LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.00%), 11.32%, 10/1/2027 ‡	51	51
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 6.30%, 10/1/2027	3,194	2,524
Spirit Aerosystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.58%, 1/15/2027	212	213
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.92%, 4/5/2029	2,062	2,072
SRS Distribution, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 6/2/2028	427	430
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 7.18%, 4/16/2025	7	7
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 7.18%, 4/16/2025	7	7
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	97

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.43%, 2/10/2029	521	520
Staples, Inc., 1st Lien Term Loan (3-MONTH SOFR + 5.00%), 10.44%, 4/16/2026	968	955
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 10.11%, 12/4/2026	226	225
Summit Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.80%, 1/12/2029	335	337
Sundyne, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.67%, 3/17/2027	598	601
Surgery Center Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 12/19/2030	320	322
Synaptics, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.84%, 12/2/2028	455	454
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.31%, 9/27/2030	1,950	1,949
Tallgrass Energy, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.08%, 8/1/2029 (o)	425	425
Tekni-Plex, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 9.57%, 9/15/2028	465	465
The Go Daddy Group, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 7.32%, 11/9/2029	593	593
ThoughtWorks, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/24/2028	150	148
Thyssenkrupp Elevator, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 3.50%), 8.79%, 4/30/2030	344	346
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.32%, 3/15/2030 (o)	339	340
Traeger Grills, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.67%, 6/29/2028	311	292
Trans Union LLC, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 2.00%), 7.32%, 12/1/2028 (o)	511	511
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
TransDigm Inc., 1st Lien Term Loan I (3-MONTH CME TERM SOFR + 2.75%), 8.06%, 8/24/2028	297	298
TransDigm Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 8.06%, 3/22/2030	247	249
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 3/31/2028 (o)	2,530	2,518
Tropicana, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.66%, 1/24/2029	309	299
Truck Hero, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 1/31/2028	283	281
UFC Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 8.34%, 4/29/2026	284	285
Ultimate Software Group, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.81%, 2/10/2031	644	647
United Airlines, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.25%), 10.73%, 6/21/2027	390	400
United Natural Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 10/22/2025	296	294
Univision Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 3/15/2026	621	621
US Renal Care, 1st Lien Term Loan C (2-MONTH SOFR + 5.00%; 3-MONTH CME TERM SOFR + 5.00%), 10.44%, 6/20/2028	3,318	2,962
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 8.30%, 11/22/2029	527	528
Utz Quality Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.19%, 1/20/2028	224	224
Venator Materials Corp., 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 7.33%, 1/16/2026	94	94
(3-MONTH SOFR + 10.00%), 15.43%, 10/12/2028	267	256
Vertex Aerospace Services Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 12/6/2028	465	466
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.94%, 3/2/2027	501	502
Virtusa Corp., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.75%), 9.18%, 2/11/2028	339	340
(1-MONTH CME TERM SOFR + 3.75%), 9.17%, 2/15/2029	179	179
VT Topco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 8/9/2030	618	620
W. R. Grace, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.32%, 9/22/2028	293	294
Whataburger, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 8/3/2028	537	539
Wheel Pros, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 8.88%), 14.46%, 5/11/2028	77	83
Wheel Pros, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 10.09%, 5/11/2028	362	276
WhiteWater Whistler Holdings, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.05%, 2/15/2030	559	560
WMG Acquisition Corp., 1st Lien Term Loan I (1-MONTH CME TERM SOFR + 2.00%), 7.32%, 1/24/2031	534	534
Zekelman Industries, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.57%, 1/24/2031	229	229
		151,772
Total Loan Assignments (Cost $157,564)		154,388
Foreign Government Securities — 1.6%
Angola — 0.1%
Republic of Angola
8.25%, 5/9/2028 (d)	300	283
8.00%, 11/26/2029 (a)	1,550	1,414
8.00%, 11/26/2029 (d)	780	712
8.75%, 4/14/2032 (d)	1,050	950
9.13%, 11/26/2049 (d)	1,840	1,537
		4,896
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Argentina — 0.1%
Argentine Republic
1.00%, 7/9/2029	1,785	1,053
3.62%, 7/9/2035 (h)	5,116	2,338
4.25%, 1/9/2038 (h)	1,486	753
3.50%, 7/9/2041 (h)	3,395	1,484
3.62%, 7/9/2046 (h)	5,160	2,461
		8,089
Bahamas — 0.0% ^
Commonwealth of the Bahamas 6.00%, 11/21/2028 (d)	900	799
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 10/12/2028 (d)	1,400	1,422
6.75%, 9/20/2029 (d)	200	199
5.45%, 9/16/2032 (a)	481	432
6.00%, 9/19/2044 (d)	1,500	1,190
7.50%, 9/20/2047 (d)	970	895
		4,138
Benin — 0.0% ^
Benin Government Bond 7.96%, 2/13/2038 (a)	1,010	954
Brazil — 0.1%
Federative Republic of Brazil
8.25%, 1/20/2034	785	874
5.63%, 1/7/2041	950	818
5.00%, 1/27/2045	1,230	926
7.13%, 5/13/2054	1,155	1,102
		3,720
Colombia — 0.1%
Republic of Colombia
4.50%, 3/15/2029	600	536
8.00%, 4/20/2033 (e)	950	965
7.50%, 2/2/2034	593	581
7.38%, 9/18/2037	1,000	949
6.13%, 1/18/2041	950	777
5.00%, 6/15/2045	1,370	938
5.20%, 5/15/2049	420	289
4.13%, 5/15/2051	1,000	580
8.75%, 11/14/2053	1,002	1,028
		6,643
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	99

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Costa Rica — 0.0% ^
Republic of Costa Rica
6.55%, 4/3/2034 (a)	1,090	1,100
7.00%, 4/4/2044 (d)	1,100	1,116
7.30%, 11/13/2054 (a)	819	852
		3,068
Dominican Republic — 0.1%
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	790	704
7.05%, 2/3/2031 (a)	1,330	1,344
4.88%, 9/23/2032 (a)	1,090	954
7.45%, 4/30/2044 (d)	1,580	1,609
6.85%, 1/27/2045 (d)	500	476
6.50%, 2/15/2048 (d)	1,950	1,780
5.88%, 1/30/2060 (a)	880	718
		7,585
Ecuador — 0.1%
Republic of Ecuador
6.00%, 7/31/2030 (d) (h)	4,410	3,085
3.50%, 7/31/2035 (d) (h)	2,240	1,221
2.50%, 7/31/2040 (d) (h)	4,100	2,035
		6,341
Egypt — 0.1%
Arab Republic of Egypt
3.88%, 2/16/2026 (a)	665	602
3.88%, 2/16/2026 (d)	600	543
7.50%, 1/31/2027 (d)	2,670	2,526
7.60%, 3/1/2029 (d)	800	721
5.88%, 2/16/2031 (a)	482	376
7.05%, 1/15/2032 (a)	880	715
7.63%, 5/29/2032 (a)	750	623
7.63%, 5/29/2032 (d)	400	332
8.70%, 3/1/2049 (d)	1,550	1,204
8.70%, 3/1/2049 (a)	1,520	1,180
8.88%, 5/29/2050 (d)	250	197
8.15%, 11/20/2059 (a)	1,050	763
		9,782
El Salvador — 0.1%
Republic of El Salvador
6.38%, 1/18/2027 (d)	1,304	1,152
8.63%, 2/28/2029 (d)	189	165
0.25%, 4/17/2030 (a)	3,490	96
9.25%, 4/17/2030 (a)	3,490	3,118
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

El Salvador—continued
7.12%, 1/20/2050 (d)	1,437	920
9.50%, 7/15/2052 (d)	1,000	785
		6,236
Gabon — 0.0% ^
Gabonese Republic 6.95%, 6/16/2025 (d)	1,050	1,010
Ghana — 0.0% ^
Republic of Ghana
Zero Coupon, 4/7/2025 (d)	900	361
8.13%, 1/18/2026 (d)	1,500	746
7.88%, 3/26/2027 (d) (j)	1,600	772
8.63%, 6/16/2049 (d) (j)	1,700	807
		2,686
Guatemala — 0.0% ^
Republic of Guatemala
5.38%, 4/24/2032 (d)	250	232
6.13%, 6/1/2050 (a)	720	630
		862
Honduras — 0.0% ^
Republic of Honduras 6.25%, 1/19/2027 (d)	1,500	1,419
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (d)	1,837	1,711
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (d) (h)	192	178
6.13%, 6/15/2033 (d)	3,830	3,353
8.25%, 1/30/2037 (a)	532	508
		4,039
Jordan — 0.0% ^
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (d)	400	360
5.85%, 7/7/2030 (a)	1,810	1,628
		1,988
Kenya — 0.0% ^
Republic of Kenya
7.00%, 5/22/2027 (d)	400	385
7.25%, 2/28/2028 (d)	562	529
9.75%, 2/16/2031 (a)	1,646	1,651
6.30%, 1/23/2034 (a)	483	383
		2,948
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (d) (j)	625	40
6.85%, 3/23/2027 (d) (j)	2,639	167
6.65%, 11/3/2028 (d) (j)	3,415	217
		424
Mongolia — 0.0% ^
State of Mongolia
5.13%, 4/7/2026 (d)	200	193
3.50%, 7/7/2027 (d)	200	178
8.65%, 1/19/2028 (a)	340	351
8.65%, 1/19/2028 (d)	400	412
4.45%, 7/7/2031 (d)	1,000	829
		1,963
Mozambique — 0.0% ^
Republic of Mozambique 9.00%, 9/15/2031 (d) (h)	1,000	835
Namibia — 0.0% ^
Republic of Namibia 5.25%, 10/29/2025 (d)	400	395
Nigeria — 0.1%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	1,220	1,126
6.50%, 11/28/2027 (d)	2,020	1,864
8.75%, 1/21/2031 (d)	780	734
7.88%, 2/16/2032 (d)	1,510	1,321
7.63%, 11/28/2047 (d)	600	447
7.63%, 11/28/2047 (a)	1,290	960
		6,452
Oman — 0.0% ^
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (d)	340	330
6.75%, 1/17/2048 (d)	1,170	1,157
7.00%, 1/25/2051 (d)	1,600	1,635
7.00%, 1/25/2051 (a)	301	307
		3,429
Pakistan — 0.1%
Islamic Republic of Pakistan
8.25%, 9/30/2025 (d)	550	522
6.00%, 4/8/2026 (d)	450	405
6.88%, 12/5/2027 (d)	1,900	1,625
7.38%, 4/8/2031 (a)	554	440
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pakistan—continued
7.38%, 4/8/2031 (d)	600	476
8.88%, 4/8/2051 (d)	767	586
		4,054
Paraguay — 0.0% ^
Republic of Paraguay
6.00%, 2/9/2036 (a)	410	400
6.10%, 8/11/2044 (d)	1,730	1,597
5.60%, 3/13/2048 (d)	350	301
5.40%, 3/30/2050 (a)	950	791
5.40%, 3/30/2050 (d)	500	416
		3,505
Rwanda — 0.0% ^
Republic of Rwanda 5.50%, 8/9/2031 (d)	1,000	807
Senegal — 0.0% ^
Republic of Senegal
6.25%, 5/23/2033 (d)	1,000	845
6.75%, 3/13/2048 (d)	650	479
6.75%, 3/13/2048 (a)	460	339
		1,663
South Africa — 0.1%
Republic of South Africa
4.30%, 10/12/2028	2,380	2,118
6.25%, 3/8/2041	2,500	2,012
5.00%, 10/12/2046	700	456
5.75%, 9/30/2049	1,550	1,101
7.30%, 4/20/2052	600	506
		6,193
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
6.13%, 6/3/2025 (d)	2,834	1,620
6.83%, 7/18/2026 (d)	1,216	694
6.20%, 5/11/2027 (d) (j)	2,600	1,469
		3,783
Suriname — 0.0% ^
Suriname Government International Bond 7.95%, 7/15/2033 (d) (k)	1,000	916
Turkey — 0.2%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,546	1,652
Republic of Turkey
9.88%, 1/15/2028	4,376	4,805
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	101

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Turkey—continued
5.13%, 2/17/2028	940	887
9.38%, 3/14/2029	1,500	1,626
5.25%, 3/13/2030	1,050	944
9.13%, 7/13/2030	900	968
9.38%, 1/19/2033	1,618	1,784
6.00%, 1/14/2041	1,040	839
4.88%, 4/16/2043	1,120	766
Turkiye Ihracat Kredi Bankasi A/S
9.38%, 1/31/2026 (a)	617	644
9.00%, 1/28/2027 (a)	312	325
		15,240
Venezuela, Bolivarian Republic of — 0.0% ^
Bolivarian Republic of Venezuela
9.25%, 5/7/2028 (d) (j)	400	76
11.95%, 8/5/2031 (d) (j)	2,623	547
		623
Zambia — 0.0% ^
Republic of Zambia
8.50%, 4/14/2024 (d) (j)	2,490	1,831
8.97%, 7/30/2027 (d) (j)	800	580
		2,411
Total Foreign Government Securities (Cost $143,508)		131,607
U.S. Treasury Obligations — 1.0%
United States — 1.0%
U.S. Treasury Bonds
3.63%, 2/15/2053	400	327
3.63%, 5/15/2053	400	327
4.25%, 2/15/2054	296	271
U.S. Treasury Notes
4.13%, 1/31/2025 (q)	85,213	84,476
4.63%, 11/15/2026	400	397
3.38%, 5/15/2033	1,100	994
Total U.S. Treasury Obligations (Cost $87,357)		86,792
Convertible Bonds — 0.5%
Australia — 0.0% ^
CIP Funding Pty. Ltd. REIT, 3.95%, 3/2/2028 (d)	AUD400	251
Belgium — 0.0% ^
Groupe Bruxelles Lambert NV 2.13%, 11/29/2025 (d)	EUR300	310
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — 0.0% ^
Shopify, Inc. 0.13%, 11/1/2025	817	766
China — 0.0% ^
Meituan Zero Coupon, 4/27/2028 (d)	800	709
Pharmaron Beijing Co. Ltd. Zero Coupon, 6/18/2026 (d)	600	592
Xiaomi Best Time International Ltd. Zero Coupon, 12/17/2027 (d)	300	277
		1,578
France — 0.1%
Accor SA 0.70%, 12/7/2027 (d)	EUR279 (r)	313
Safran SA Series SAF, Zero Coupon, 4/1/2028 (d)	EUR325 (r)	410
Selena SARL Series PUM, Zero Coupon, 6/25/2025 (d)	EUR600	608
Ubisoft Entertainment SA Series UBI, Zero Coupon, 9/24/2024 (d)	EUR561 (r)	587
Worldline SA Zero Coupon, 7/30/2026 (d)	EUR914 (r)	857
		2,775
Germany — 0.0% ^
MTU Aero Engines AG Series MTX, 0.05%, 3/18/2027 (d)	EUR1,000	974
TUI AG 5.00%, 4/16/2028 (d)	EUR200	210
Zalando SE Series B, 0.63%, 8/6/2027 (d)	EUR600	553
		1,737
Israel — 0.0% ^
Wix.com Ltd. Zero Coupon, 8/15/2025	1,275	1,179
Luxembourg — 0.0% ^
Lagfin SCA 3.50%, 6/8/2028 (d)	EUR200	205
Mexico — 0.0% ^
Fomento Economico Mexicano SAB de CV 2.63%, 2/24/2026 (d)	EUR300	317
New Zealand — 0.0% ^
Xero Investments Ltd. Zero Coupon, 12/2/2025 (d)	914	848
Singapore — 0.0% ^
Sea Ltd. 0.25%, 9/15/2026	867	742
South Africa — 0.0% ^
Sasol Financing USA LLC 4.50%, 11/8/2027 (d)	400	347
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
South Korea — 0.0% ^
Delivery Hero SE Series A, 1.00%, 4/30/2026 (d)	EUR300	284
LG Chem Ltd. 1.25%, 7/18/2028 (d)	400	379
		663
Spain — 0.0% ^
Cellnex Telecom SA 0.75%, 11/20/2031 (d)	EUR800	698
Switzerland — 0.0% ^
Dufry One BV 0.75%, 3/30/2026 (d)	CHF600	627
United Arab Emirates — 0.0% ^
Abu Dhabi National Oil Co. 0.70%, 6/4/2024 (d)	1,600	1,578
United Kingdom — 0.1%
Barclays Bank plc Series VUN, Zero Coupon, 2/18/2025	508	562
Cornwall Jersey Ltd. 0.75%, 4/16/2026 (d)	GBP500	426
International Consolidated Airlines Group SA Series IAG, 1.13%, 5/18/2028 (d)	EUR200	199
Just Eat Takeaway.com NV Series B, 0.63%, 2/9/2028 (d)	EUR400	335
Ocado Group plc 0.75%, 1/18/2027 (d)	GBP300	284
Shaftesbury Capital plc REIT, 2.00%, 3/30/2026	GBP500	579
Trainline plc 1.00%, 1/14/2026 (d)	GBP400	459
WH Smith plc 1.63%, 5/7/2026 (d)	GBP500	569
		3,413
United States — 0.3%
Affirm Holdings, Inc. Zero Coupon, 11/15/2026	915	757
Airbnb, Inc. Zero Coupon, 3/15/2026	857	788
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	339	308
American Water Capital Corp. 3.63%, 6/15/2026 (a)	409	398
BILL Holdings, Inc. Zero Coupon, 4/1/2027	691	586
Block, Inc. 0.25%, 11/1/2027	1,000	817
CenterPoint Energy, Inc. 4.25%, 8/15/2026 (a)	330	326
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	528	464
Chegg, Inc. Zero Coupon, 9/1/2026	712	573
Citigroup Global Markets Holdings, Inc. Series 1299, Zero Coupon, 2/26/2026 (d)	HKD4,000	470
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Cloudflare, Inc. Zero Coupon, 8/15/2026	766	697
Coinbase Global, Inc. 0.50%, 6/1/2026	429	430
Confluent, Inc. Zero Coupon, 1/15/2027	1,043	884
DISH Network Corp. 3.38%, 8/15/2026	4,533	2,765
Dropbox, Inc. Zero Coupon, 3/1/2026	687	642
Enphase Energy, Inc. Zero Coupon, 3/1/2026	694	626
Envista Holdings Corp. 1.75%, 8/15/2028 (a)	256	218
Etsy, Inc. 0.25%, 6/15/2028	688	541
Euronet Worldwide, Inc. 0.75%, 3/15/2049	561	543
Expedia Group, Inc. Zero Coupon, 2/15/2026	676	621
Gulfport Energy Corp. 10.00% (Cash), 6/6/2024 ‡ * (f) (g) (k)	—	3,616
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	330	287
Liberty Interactive LLC 3.75%, 2/15/2030	320	115
Lyft, Inc. 1.50%, 5/15/2025	320	306
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	1,250	1,122
New Mountain Finance Corp. 7.50%, 10/15/2025	221	225
Okta, Inc. 0.13%, 9/1/2025	671	632
QIAGEN NV Series QGEN, Zero Coupon, 12/17/2027 (d)	800	734
Repay Holdings Corp. Zero Coupon, 2/1/2026 (a)	636	576
RingCentral, Inc.
Zero Coupon, 3/1/2025	774	730
Zero Coupon, 3/15/2026	820	734
Schneider Electric SE Series SUFP, 1.97%, 11/27/2030 (d)	EUR600	754
Shift4 Payments, Inc. 0.50%, 8/1/2027	337	299
Snap, Inc. Zero Coupon, 5/1/2027	1,206	980
Southern Co. (The) 3.88%, 12/15/2025	322	322
Spotify USA, Inc. Zero Coupon, 3/15/2026	1,154	1,070
Teladoc Health, Inc. 1.25%, 6/1/2027	919	773
TripAdvisor, Inc. 0.25%, 4/1/2026	465	429
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	103

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Uber Technologies, Inc. Zero Coupon, 12/15/2025	479	497
Unity Software, Inc. Zero Coupon, 11/15/2026	384	327
		27,982
Total Convertible Bonds (Cost $46,547)		46,016
	SHARES (000)
Preferred Stocks — 0.5%
United States — 0.5%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (s)	76	2,028
Goodman Networks, Inc. ‡ *	64	—
Morgan Stanley,
Series I, 6.38%, 10/15/2024 ($25 par value) (s)	72	1,788
Series K, 5.85%, 4/15/2027 ($25 par value) (s)	295	7,072
Series P, 6.50%, 10/15/2027 ($25 par value) (s)	167	4,225
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	1,351
SCE Trust VI 5.00%, 6/5/2024 ($25 par value) (s)	387	7,666
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	122	2,607
Wells Fargo & Co.,
Series Y, 5.63%, 6/15/2024 ($25 par value) (s)	78	1,830
Series Z, 4.75%, 3/15/2025 ($25 par value) (s)	537	10,937
Total Preferred Stocks (Cost $44,418)		39,504
Convertible Preferred Stocks — 0.1%
United States — 0.1%
AMG Capital Trust II 5.15%, 10/15/2037 ($50 par value)	13	673
Bank of America Corp. Series L, 7.25%, ($1,000 par value) (s)	2	1,860
Claire's Stores, Inc. ‡ *	4	7,496
NextEra Energy, Inc. 6.93%, 9/1/2025 ($49 par value)	26	1,074
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Wells Fargo & Co. Series L, 7.50% ($1,000 par value) (s)	1	1,255
Total Convertible Preferred Stocks (Cost $5,939)		12,358
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	94	87
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	207	191
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	533	404
Pool # MA4465, 2.00%, 11/1/2051	48	36
Pool # MA4548, 2.50%, 2/1/2052	17	14
Pool # MA4563, 2.50%, 3/1/2052	53	42
Pool # MA4564, 3.00%, 3/1/2052	16	13
Pool # MA4733, 4.50%, 9/1/2052	90	83
Total Mortgage-Backed Securities (Cost $1,059)		870
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Cineworld Group plc expiring 11/23/2025, price 4,149.00 GBP *	17	—
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	47	630
Total Warrants (Cost $1)		630
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 3.9%
Certificates of Deposits — 0.0% ^
Sumitomo Mitsui Banking Corp., (SOFR + 0.70%), 6.01%, 6/6/2024 (b)(Cost $922)	922	923
Commercial Paper — 0.0% ^
EIDP, Inc., 5.55%, 10/8/2024 (a)	250	244
HSBC USA, Inc., 6.23%, 8/29/2024 (a)	701	687
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Funds	April 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
Standard Chartered Bank, 6.00%, 8/13/2024 (a)	400	394
Svenska Handelsbanken AB, 5.54%, 4/22/2025 (a)	250	237
Toronto-Dominion Bank (The), 5.50%, 4/8/2025 (a)	250	237
Westpac Banking Corp., 5.50%, 4/14/2025 (a)	250	237
Total Commercial Paper (Cost $2,036)		2,036
	SHARES (000)
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (m) (t)	36,581	36,588
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (m) (t)	173,084	173,119
Total Investment Companies (Cost $209,712)		209,707
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (m) (t)	102,937	102,948
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (m) (t)	14,592	14,592
Total Investment of Cash Collateral from Securities Loaned (Cost $117,557)		117,540
Total Short-Term Investments (Cost $330,227)		330,206
Total Investments — 101.0% (Cost $8,492,058)		8,589,727
Liabilities in Excess of Other Assets — (1.0)%		(85,776)
NET ASSETS — 100.0%		8,503,951

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CHF	Swiss Franc
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of April
30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	105

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of April 30, 2024.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
April 30, 2024 is $212,629 or 2.50% of the Fund’s
net assets as of April 30, 2024.

(d)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(e)	The security or a portion of this security is on loan at April 30, 2024. The total value of securities on loan at April 30, 2024 is $110,976.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of April 30, 2024.

(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of April 30, 2024.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Defaulted security.
(k)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(l)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of April 30, 2024.

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of April 30, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(r)	Amount represents Units.
(s)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of April 30, 2024.
(t)	The rate shown is the current yield as of April 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Funds	April 30, 2024

Summary of Investments by Industry, April 30, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
U.S. Equity	9.5%
Banks	8.3
Oil, Gas & Consumable Fuels	6.8
Convertible Bonds	5.6
Collateralized Mortgage Obligations	4.1
Commercial Mortgage-Backed Securities	4.0
Media	3.0
Electric Utilities	3.0
Diversified Telecommunication Services	2.9
Capital Markets	2.4
Asset-Backed Securities	2.4
Semiconductors & Semiconductor Equipment	2.2
Pharmaceuticals	2.0
Hotels, Restaurants & Leisure	2.0
Insurance	1.8
Health Care Providers & Services	1.6
Chemicals	1.6
Automobile Components	1.5
Foreign Government Securities	1.5
Software	1.3
Specialty Retail	1.2
Multi-Utilities	1.1
Consumer Finance	1.1
Commercial Services & Supplies	1.1
Metals & Mining	1.1
U.S. Treasury Notes	1.0
Food Products	1.0
Wireless Telecommunication Services	1.0
Technology Hardware, Storage & Peripherals	1.0
Others (each less than 1.0%)	19.1
Short-Term Investments	3.8
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	107

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	23,374	06/18/2024	USD	2,511,974	(62,502)
EURO STOXX 50 Index	41	06/21/2024	EUR	2,134	(27)
FTSE 100 Index	13	06/21/2024	GBP	1,325	32
NASDAQ 100 E-Mini Index	81	06/21/2024	USD	28,456	(1,141)
S&P 500 E-Mini Index	474	06/21/2024	USD	120,035	(3,810)
					(67,448)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Funds	April 30, 2024

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited)
(Amounts in thousands, except per share amounts)

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
ASSETS:
Investments in non-affiliates, at value	$2,832,873	$7,401,096
Investments in affiliates, at value	94,089	1,071,091
Investments of cash collateral received from securities loaned, at value (See Note 2.E.)	22,906	117,540
Cash	2,450	1,597
Foreign currency, at value	2,059	5,071
Deposits at broker for futures contracts	4,049	301
Receivables:
Due from custodian	—	28,602
Investment securities sold	53,968	121,448
Fund shares sold	831	3,859
Interest from non-affiliates	15,205	56,958
Dividends from non-affiliates	1,741	5,817
Dividends from affiliates	317	985
Tax reclaims	2,574	8,960
Securities lending income (See Note 2.E.)	26	104
Unrealized appreciation on forward foreign currency exchange contracts	410	—
Total Assets	3,033,498	8,823,429
LIABILITIES:
Payables:
Investment securities purchased	41,627	165,675
Investment securities purchased — delayed delivery securities	1,233	6,939
Collateral received on securities loaned (See Note 2.E.)	22,906	117,540
Fund shares redeemed	2,564	10,035
Variation margin on futures contracts	5,813	13,856
Unrealized depreciation on forward foreign currency exchange contracts	1,835	—
Accrued liabilities:
Investment advisory fees	1,343	2,676
Administration fees	182	413
Distribution fees	265	1,323
Service fees	239	217
Custodian and accounting fees	80	132
Trustees’ and Chief Compliance Officer’s fees	— (a)	—
Deferred foreign capital gains tax	—	358
Other	211	314
Total Liabilities	78,298	319,478
Net Assets	$2,955,200	$8,503,951

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	109

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2024 (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
NET ASSETS:
Paid-in-Capital	$2,871,383	$9,321,761
Total distributable earnings (loss)	83,817	(817,810)
Total Net Assets	$2,955,200	$8,503,951
Net Assets:
Class A	$658,739	$4,186,582
Class C	197,292	719,717
Class I	1,356,711	3,220,232
Class R2	3,962	—
Class R3	1,374	—
Class R4	1,231	—
Class R5	19	—
Class R6	735,872	377,420
Total	$2,955,200	$8,503,951
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	34,452	443,518
Class C	10,586	76,472
Class I	70,276	340,486
Class R2	210	—
Class R3	72	—
Class R4	64	—
Class R5	1	—
Class R6	38,087	39,904
Net Asset Value (a):
Class A — Redemption price per share	$19.12	$9.44
Class C — Offering price per share (b)	18.64	9.41
Class I — Offering and redemption price per share	19.31	9.46
Class R2 — Offering and redemption price per share	18.89	—
Class R3 — Offering and redemption price per share	19.17	—
Class R4 — Offering and redemption price per share	19.15	—
Class R5 — Offering and redemption price per share	19.32	—
Class R6 — Offering and redemption price per share	19.32	9.46
Class A maximum sales charge	4.50%	4.50%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$20.02	$9.88
Cost of investments in non-affiliates	$2,450,510	$7,328,682
Cost of investments in affiliates	94,084	1,045,819
Cost of foreign currency	2,053	5,080
Investment securities on loan, at value (See Note 2.E.)	20,228	110,976
Cost of investment of cash collateral (See Note 2.E.)	22,904	117,557

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Funds	April 30, 2024

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited)
(Amounts in thousands)

	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$36,121	$161,764
Interest income from affiliates	26	99
Dividend income from non-affiliates	18,116	63,641
Dividend income from affiliates	2,643	38,897
Income from securities lending (net) (See Note 2.E.)	271	762
Foreign taxes withheld (net)	(980)	(4,374)
Total investment income	56,197	260,789
EXPENSES:
Investment advisory fees	8,350	18,477
Administration fees	1,138	3,297
Distribution fees:
Class A	820	5,352
Class C	822	2,957
Class R2	10	—
Class R3	2	—
Service fees:
Class A	820	5,352
Class C	274	985
Class I	1,751	4,165
Class R2	5	—
Class R3	2	—
Class R4	2	—
Class R5	— (a)	—
Custodian and accounting fees	245	593
Interest expense to affiliates	1	6
Professional fees	98	151
Trustees’ and Chief Compliance Officer’s fees	18	29
Printing and mailing costs	55	205
Registration and filing fees	95	119
Transfer agency fees (See Note 2.K.)	40	119
Other	65	212
Total expenses	14,613	42,019
Less fees waived	(1,708)	(10,934)
Less expense reimbursements	— (a)	(527)
Net expenses	12,905	30,558
Net investment income (loss)	43,292	230,231

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	111

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2024 (Unaudited) (continued)
(Amounts in thousands)
	JPMorgan Global Allocation Fund	JPMorgan Income Builder Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$99,545	$189,172 (a)
Investments in affiliates	(9,678)	(7,037)
Options purchased	21,908	—
Futures contracts	23,892	(55,512)
Foreign currency transactions	1,012	43
Forward foreign currency exchange contracts	(1,712)	—
Net realized gain (loss)	134,967	126,666
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	185,349	416,610 (b)
Investments in affiliates	12,441	68,590
Futures contracts	25,519	50,501
Foreign currency translations	(41)	(415)
Forward foreign currency exchange contracts	(714)	—
Change in net unrealized appreciation/depreciation	222,554	535,286
Net realized/unrealized gains (losses)	357,521	661,952
Change in net assets resulting from operations	$400,813	$892,183

(a)
Net of foreign capital gains tax of $(282).
(b)
Net of change in foreign capital gains tax of $(84).
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Funds	April 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$43,292	$73,064	$230,231	$486,091
Net realized gain (loss)	134,967	(30,083)	126,666	(456,349)
Change in net unrealized appreciation/depreciation	222,554	89,978	535,286	270,394
Change in net assets resulting from operations	400,813	132,959	892,183	300,136
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,058)	(23,091)	(116,659)	(218,496)
Class C	(696)	(11,724)	(19,328)	(49,645)
Class I	(7,163)	(62,359)	(92,779)	(196,027)
Class R2	(15)	(186)	—	—
Class R3	(6)	(55)	—	—
Class R4	(7)	(53)	—	—
Class R5	— (a)	(3)	—	—
Class R6	(4,136)	(27,002)	(11,255)	(20,157)
Total distributions to shareholders	(15,081)	(124,473)	(240,021)	(484,325)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(295,693)	(424,616)	(679,672)	(1,458,467)
NET ASSETS:
Change in net assets	90,039	(416,130)	(27,510)	(1,642,656)
Beginning of period	2,865,161	3,281,291	8,531,461	10,174,117
End of period	$2,955,200	$2,865,161	$8,503,951	$8,531,461

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$75,552	$176,651	$298,172	$829,913
Distributions reinvested	2,785	21,152	108,819	202,940
Cost of shares redeemed	(96,991)	(199,611)	(616,470)	(1,197,437)
Change in net assets resulting from Class A capital transactions	(18,654)	(1,808)	(209,479)	(164,584)
Class C
Proceeds from shares issued	5,428	14,398	22,516	62,361
Distributions reinvested	659	10,860	18,465	47,562
Cost of shares redeemed	(59,874)	(129,588)	(187,247)	(582,950)
Change in net assets resulting from Class C capital transactions	(53,787)	(104,330)	(146,266)	(473,027)
Class I
Proceeds from shares issued	84,224	300,658	278,654	582,804
Distributions reinvested	6,110	52,368	83,731	176,742
Cost of shares redeemed	(256,485)	(677,199)	(653,018)	(1,578,367)
Change in net assets resulting from Class I capital transactions	(166,151)	(324,173)	(290,633)	(818,821)
Class R2
Proceeds from shares issued	247	625	—	—
Distributions reinvested	15	186	—	—
Cost of shares redeemed	(535)	(1,929)	—	—
Change in net assets resulting from Class R2 capital transactions	(273)	(1,118)	—	—
Class R3
Proceeds from shares issued	42	103	—	—
Distributions reinvested	2	24	—	—
Cost of shares redeemed	(75)	(304)	—	—
Change in net assets resulting from Class R3 capital transactions	(31)	(177)	—	—
Class R4
Proceeds from shares issued	91	234	—	—
Distributions reinvested	7	53	—	—
Cost of shares redeemed	(600)	(419)	—	—
Change in net assets resulting from Class R4 capital transactions	(502)	(132)	—	—
Class R5
Proceeds from shares issued	— (a)	18	—	—
Distributions reinvested	— (a)	3	—	—
Cost of shares redeemed	(35)	(35)	—	—
Change in net assets resulting from Class R5 capital transactions	(35)	(14)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Funds	April 30, 2024

	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$17,668	$121,708	$38,894	$142,063
Distributions reinvested	3,313	25,070	11,168	19,893
Cost of shares redeemed	(77,241)	(139,642)	(83,356)	(163,991)
Change in net assets resulting from Class R6 capital transactions	(56,260)	7,136	(33,294)	(2,035)
Total change in net assets resulting from capital transactions	$(295,693)	$(424,616)	$(679,672)	$(1,458,467)
SHARE TRANSACTIONS:
Class A
Issued	3,990	10,046	31,349	88,923
Reinvested	141	1,254	11,393	21,852
Redeemed	(5,137)	(11,370)	(64,934)	(128,317)
Change in Class A Shares	(1,006)	(70)	(22,192)	(17,542)
Class C
Issued	296	837	2,379	6,672
Reinvested	34	657	1,939	5,127
Redeemed	(3,253)	(7,546)	(19,770)	(62,838)
Change in Class C Shares	(2,923)	(6,052)	(15,452)	(51,039)
Class I
Issued	4,419	16,978	29,319	62,284
Reinvested	305	3,084	8,752	18,984
Redeemed	(13,605)	(38,279)	(68,830)	(169,004)
Change in Class I Shares	(8,881)	(18,217)	(30,759)	(87,736)
Class R2
Issued	13	37	—	—
Reinvested	1	11	—	—
Redeemed	(29)	(112)	—	—
Change in Class R2 Shares	(15)	(64)	—	—
Class R3
Issued	3	5	—	—
Reinvested	— (a)	2	—	—
Redeemed	(4)	(17)	—	—
Change in Class R3 Shares	(1)	(10)	—	—
Class R4
Issued	5	14	—	—
Reinvested	— (a)	3	—	—
Redeemed	(32)	(24)	—	—
Change in Class R4 Shares	(27)	(7)	—	—

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Global Allocation Fund		JPMorgan Income Builder Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS: (continued)
Class R5
Issued	— (a)	1	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(2)	(2)	—	—
Change in Class R5 Shares	(2)	(1)	—	—
Class R6
Issued	936	6,903	4,091	15,262
Reinvested	165	1,477	1,167	2,139
Redeemed	(4,042)	(7,933)	(8,748)	(17,488)
Change in Class R6 Shares	(2,941)	447	(3,490)	(87)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Funds	April 30, 2024

THIS PAGE IS INTENTIONALLY LEFT BLANK

117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Allocation Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$16.82	$0.25	$2.14	$2.39	$(0.09)	$—	$(0.09)
Year Ended October 31, 2023	16.91	0.37	0.21	0.58	(0.67)	—	(0.67)
Year Ended October 31, 2022	23.57	0.19	(4.69)	(4.50)	(0.36)	(1.80)	(2.16)
Year Ended October 31, 2021	19.27	0.22	4.50	4.72	(0.28)	(0.14)	(0.42)
Year Ended October 31, 2020	18.82	0.27	0.46	0.73	(0.28)	—	(0.28)
Year Ended October 31, 2019	17.71	0.36	1.22	1.58	(0.47)	—	(0.47)
Class C
Six Months Ended April 30, 2024 (Unaudited)	16.42	0.20	2.08	2.28	(0.06)	—	(0.06)
Year Ended October 31, 2023	16.58	0.27	0.21	0.48	(0.64)	—	(0.64)
Year Ended October 31, 2022	23.15	0.09	(4.58)	(4.49)	(0.28)	(1.80)	(2.08)
Year Ended October 31, 2021	18.94	0.11	4.41	4.52	(0.17)	(0.14)	(0.31)
Year Ended October 31, 2020	18.54	0.18	0.46	0.64	(0.24)	—	(0.24)
Year Ended October 31, 2019	17.47	0.27	1.19	1.46	(0.39)	—	(0.39)
Class I
Six Months Ended April 30, 2024 (Unaudited)	16.97	0.28	2.16	2.44	(0.10)	—	(0.10)
Year Ended October 31, 2023	17.02	0.42	0.21	0.63	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.72	0.24	(4.73)	(4.49)	(0.41)	(1.80)	(2.21)
Year Ended October 31, 2021	19.39	0.28	4.52	4.80	(0.33)	(0.14)	(0.47)
Year Ended October 31, 2020	18.91	0.32	0.47	0.79	(0.31)	—	(0.31)
Year Ended October 31, 2019	17.79	0.41	1.22	1.63	(0.51)	—	(0.51)
Class R2
Six Months Ended April 30, 2024 (Unaudited)	16.64	0.21	2.11	2.32	(0.07)	—	(0.07)
Year Ended October 31, 2023	16.78	0.30	0.21	0.51	(0.65)	—	(0.65)
Year Ended October 31, 2022	23.40	0.12	(4.65)	(4.53)	(0.29)	(1.80)	(2.09)
Year Ended October 31, 2021	19.14	0.14	4.45	4.59	(0.19)	(0.14)	(0.33)
Year Ended October 31, 2020	18.73	0.20	0.46	0.66	(0.25)	—	(0.25)
Year Ended October 31, 2019	17.64	0.30	1.20	1.50	(0.41)	—	(0.41)
Class R3
Six Months Ended April 30, 2024 (Unaudited)	16.87	0.24	2.14	2.38	(0.08)	—	(0.08)
Year Ended October 31, 2023	16.97	0.35	0.21	0.56	(0.66)	—	(0.66)
Year Ended October 31, 2022	23.65	0.16	(4.70)	(4.54)	(0.34)	(1.80)	(2.14)
Year Ended October 31, 2021	19.34	0.20	4.50	4.70	(0.25)	(0.14)	(0.39)
Year Ended October 31, 2020	18.90	0.24	0.48	0.72	(0.28)	—	(0.28)
Year Ended October 31, 2019	17.79	0.34	1.22	1.56	(0.45)	—	(0.45)
Class R4
Six Months Ended April 30, 2024 (Unaudited)	16.84	0.26	2.14	2.40	(0.09)	—	(0.09)
Year Ended October 31, 2023	16.91	0.39	0.21	0.60	(0.67)	—	(0.67)
Year Ended October 31, 2022	23.57	0.21	(4.68)	(4.47)	(0.39)	(1.80)	(2.19)
Year Ended October 31, 2021	19.28	0.26	4.48	4.74	(0.31)	(0.14)	(0.45)
Year Ended October 31, 2020	18.81	0.30	0.47	0.77	(0.30)	—	(0.30)
Year Ended October 31, 2019	17.71	0.42	1.17	1.59	(0.49)	—	(0.49)
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(d)(h)	Portfolio turnover rate (including securities sold short)(d)(h)

$19.12	14.18%	$658,739	1.02%	2.68%	1.17%	44%	— %
16.82	3.39	596,497	1.01	2.11	1.17	136	—
16.91	(20.90)	600,741	1.03 (i)	0.98	1.18 (i)	92	100
23.57	24.67	773,563	1.04 (i)	0.97	1.18 (i)	101	110
19.27	3.94	472,779	1.03 (i)	1.45	1.19 (i)	105	116
18.82	9.08	443,776	1.05 (i)	2.00	1.26 (i)	111	139

18.64	13.89	197,292	1.52	2.17	1.67	44	—
16.42	2.89	221,791	1.51	1.58	1.67	136	—
16.58	(21.26)	324,254	1.53 (i)	0.47	1.68 (i)	92	100
23.15	24.02	519,020	1.54 (i)	0.49	1.68 (i)	101	110
18.94	3.44	463,256	1.54 (i)	0.95	1.69 (i)	105	116
18.54	8.54	526,390	1.55 (i)	1.49	1.76 (i)	111	139

19.31	14.36	1,356,711	0.77	2.93	0.91	44	—
16.97	3.68	1,343,601	0.76	2.34	0.92	136	—
17.02	(20.74)	1,657,768	0.78 (i)	1.22	0.93 (i)	92	100
23.72	24.96	2,760,026	0.79 (i)	1.23	0.93 (i)	101	110
19.39	4.25	2,091,223	0.78 (i)	1.71	0.93 (i)	105	116
18.91	9.36	2,170,359	0.80 (i)	2.25	1.00 (i)	111	139

18.89	13.93	3,962	1.39	2.31	1.46	44	—
16.64	3.02	3,737	1.38	1.72	1.45	136	—
16.78	(21.17)	4,859	1.40 (i)	0.62	1.45 (i)	92	100
23.40	24.16	6,946	1.41 (i)	0.61	1.45 (i)	101	110
19.14	3.55	5,724	1.40 (i)	1.09	1.46 (i)	105	116
18.73	8.69	5,394	1.42 (i)	1.64	1.56 (i)	111	139

19.17	14.11	1,374	1.14	2.56	1.20	44	—
16.87	3.29	1,237	1.13	1.97	1.17	136	—
16.97	(21.01)	1,410	1.15 (i)	0.83	1.18 (i)	92	100
23.65	24.47	932	1.16 (i)	0.86	1.18 (i)	101	110
19.34	3.85	720	1.15 (i)	1.22	1.26 (i)	105	116
18.90	8.97	50	1.17 (i)	1.83	1.44 (i)	111	139

19.15	14.26	1,231	0.89	2.82	0.94	44	—
16.84	3.54	1,529	0.88	2.24	0.92	136	—
16.91	(20.78)	1,656	0.89 (i)	1.11	0.93 (i)	92	100
23.57	24.77	1,377	0.91 (i)	1.12	0.93 (i)	101	110
19.28	4.13	688	0.90 (i)	1.59	0.95 (i)	105	116
18.81	9.20	631	0.92 (i)	2.29	1.02 (i)	111	139
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Global Allocation Fund (continued)
Class R5
Six Months Ended April 30, 2024 (Unaudited)	$16.99	$0.28	$2.15	$2.43	$(0.10)	$—	$(0.10)
Year Ended October 31, 2023	17.04	0.41	0.22	0.63	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.73	0.25	(4.72)	(4.47)	(0.42)	(1.80)	(2.22)
Year Ended October 31, 2021	19.39	0.33	4.48	4.81	(0.33)	(0.14)	(0.47)
Year Ended October 31, 2020	18.92	0.33	0.46	0.79	(0.32)	—	(0.32)
Year Ended October 31, 2019	17.80	0.42	1.22	1.64	(0.52)	—	(0.52)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	16.98	0.29	2.16	2.45	(0.11)	—	(0.11)
Year Ended October 31, 2023	17.02	0.44	0.20	0.64	(0.68)	—	(0.68)
Year Ended October 31, 2022	23.71	0.27	(4.72)	(4.45)	(0.44)	(1.80)	(2.24)
Year Ended October 31, 2021	19.38	0.31	4.52	4.83	(0.36)	(0.14)	(0.50)
Year Ended October 31, 2020	18.91	0.35	0.46	0.81	(0.34)	—	(0.34)
Year Ended October 31, 2019	17.79	0.43	1.22	1.65	(0.53)	—	(0.53)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Does not include expenses of Underlying Funds.
(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
The Fund presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short. For the year ended October 31,
2023 and six months ended April 30, 2024 the Fund did not transact in securities sold short.

(i)

	April 30, 2024	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net expenses (excluding dividend and interest expense for securities sold short)
Class A	— %	— %	1.02%	1.03%	1.02%	1.02%
Class C	—	—	1.52	1.53	1.53	1.52
Class I	—	—	0.77	0.78	0.77	0.77
Class R2	—	—	1.39	1.40	1.39	1.39
Class R3	—	—	1.14	1.15	1.14	1.14
Class R4	—	—	0.88	0.90	0.89	0.89
Class R5	—	—	0.74	0.75	0.74	0.75
Class R6	—	—	0.64	0.65	0.64	0.64
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class A	—	—	1.17	1.17	1.18	1.23
Class C	—	—	1.67	1.67	1.68	1.73
Class I	—	—	0.92	0.92	0.92	0.97
Class R2	—	—	1.44	1.44	1.45	1.53
Class R3	—	—	1.17	1.17	1.25	1.41
Class R4	—	—	0.92	0.92	0.94	0.99
Class R5	—	—	0.78	0.80	0.96	0.97
Class R6	—	—	0.67	0.67	0.67	0.72
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(d)(e)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(f)(g)	Net investment income (loss)(b)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(f)	Portfolio turnover rate (excluding securities sold short)(d)(h)	Portfolio turnover rate (including securities sold short)(d)(h)

$19.32	14.29%	$19	0.74%	3.00%	1.44%	44%	— %
16.99	3.69	48	0.73	2.29	0.79	136	—
17.04	(20.66)	61	0.75 (i)	1.26	0.79 (i)	92	100
23.73	25.00	89	0.76 (i)	1.43	0.81 (i)	101	110
19.39	4.23	22	0.75 (i)	1.73	0.97 (i)	105	116
18.92	9.39	21	0.78 (i)	2.27	1.00 (i)	111	139

19.32	14.39	735,872	0.64	3.06	0.66	44	—
16.98	3.78	696,721	0.63	2.50	0.67	136	—
17.02	(20.59)	690,542	0.65 (i)	1.36	0.68 (i)	92	100
23.71	25.13	1,060,644	0.66 (i)	1.36	0.68 (i)	101	110
19.38	4.34	594,754	0.65 (i)	1.83	0.68 (i)	105	116
18.91	9.50	528,192	0.67 (i)	2.35	0.75 (i)	111	139
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Income Builder Fund
Class A
Six Months Ended April 30, 2024 (Unaudited)	$8.77	$0.25	$0.68	$0.93	$(0.26)	$—	$(0.26)
Year Ended October 31, 2023	9.01	0.46	(0.23)	0.23	(0.47)	—	(0.47)
Year Ended October 31, 2022	11.62	0.41	(2.08)	(1.67)	(0.44)	(0.50)	(0.94)
Year Ended October 31, 2021	10.21	0.40	1.42	1.82	(0.41)	—	(0.41)
Year Ended October 31, 2020	10.73	0.38	(0.49)	(0.11)	(0.39)	(0.02)	(0.41)
Year Ended October 31, 2019	10.13	0.41	0.60	1.01	(0.41)	—	(0.41)
Class C
Six Months Ended April 30, 2024 (Unaudited)	8.74	0.22	0.69	0.91	(0.24)	—	(0.24)
Year Ended October 31, 2023	8.98	0.42	(0.24)	0.18	(0.42)	—	(0.42)
Year Ended October 31, 2022	11.58	0.36	(2.07)	(1.71)	(0.39)	(0.50)	(0.89)
Year Ended October 31, 2021	10.19	0.34	1.40	1.74	(0.35)	—	(0.35)
Year Ended October 31, 2020	10.70	0.32	(0.47)	(0.15)	(0.34)	(0.02)	(0.36)
Year Ended October 31, 2019	10.10	0.36	0.60	0.96	(0.36)	—	(0.36)
Class I
Six Months Ended April 30, 2024 (Unaudited)	8.79	0.25	0.69	0.94	(0.27)	—	(0.27)
Year Ended October 31, 2023	9.03	0.48	(0.24)	0.24	(0.48)	—	(0.48)
Year Ended October 31, 2022	11.64	0.43	(2.09)	(1.66)	(0.45)	(0.50)	(0.95)
Year Ended October 31, 2021	10.23	0.41	1.42	1.83	(0.42)	—	(0.42)
Year Ended October 31, 2020	10.74	0.39	(0.48)	(0.09)	(0.40)	(0.02)	(0.42)
Year Ended October 31, 2019	10.14	0.43	0.60	1.03	(0.43)	—	(0.43)
Class R6
Six Months Ended April 30, 2024 (Unaudited)	8.79	0.26	0.68	0.94	(0.27)	—	(0.27)
Year Ended October 31, 2023	9.03	0.49	(0.24)	0.25	(0.49)	—	(0.49)
Year Ended October 31, 2022	11.64	0.44	(2.09)	(1.65)	(0.46)	(0.50)	(0.96)
Year Ended October 31, 2021	10.23	0.42	1.42	1.84	(0.43)	—	(0.43)
Year Ended October 31, 2020	10.74	0.40	(0.48)	(0.08)	(0.41)	(0.02)	(0.43)
Year Ended October 31, 2019	10.14	0.43	0.61	1.04	(0.44)	—	(0.44)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Funds	April 30, 2024

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return (excludes sales charge)(c)(d)	Net assets, end of period (000's)	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$9.44	10.59%	$4,186,582	0.72%	5.21%	1.03%	48%
8.77	2.33	4,084,316	0.73	4.95	1.02	48
9.01	(15.40)	4,354,310	0.75	4.04	1.02	56
11.62	17.94	5,328,533	0.75	3.47	1.02	72
10.21	(1.01)	4,132,310	0.74	3.65	1.02	64
10.73	10.20	3,678,891	0.74	3.90	1.05	48

9.41	10.35	719,717	1.22	4.71	1.53	48
8.74	1.81	803,856	1.23	4.49	1.52	48
8.98	(15.80)	1,284,317	1.25	3.50	1.52	56
11.58	17.18	2,146,228	1.25	2.95	1.52	72
10.19	(1.42)	2,497,469	1.24	3.16	1.52	64
10.70	9.67	3,814,158	1.24	3.43	1.55	48

9.46	10.65	3,220,232	0.57	5.36	0.78	48
8.79	2.48	3,261,981	0.58	5.14	0.77	48
9.03	(15.24)	4,142,959	0.60	4.18	0.77	56
11.64	18.08	5,728,166	0.60	3.61	0.76	72
10.23	(0.76)	4,930,991	0.59	3.80	0.77	64
10.74	10.35	5,672,266	0.59	4.08	0.80	48

9.46	10.70	377,420	0.49	5.44	0.53	48
8.79	2.57	381,308	0.50	5.21	0.52	48
9.03	(15.16)	392,531	0.51	4.29	0.52	56
11.64	18.18	476,037	0.51	3.69	0.51	72
10.23	(0.68)	508,648	0.51	3.90	0.52	64
10.74	10.44	354,830	0.51	4.15	0.55	48
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2024	J.P. Morgan Funds	123

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited)
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Global Allocation Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	Diversified
JPMorgan Income Builder Fund	Class A, Class C, Class I and Class R6	Diversified
The investment objective of JPMorgan Global Allocation Fund (“Global Allocation Fund”) is to seek to maximize long-term total return.
The investment objective of JPMorgan Income Builder Fund (“Income Builder Fund”) is to seek to maximize income while maintaining prospects for capital appreciation.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

124	J.P. Morgan Funds	April 30, 2024

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Income Builder Fund at April 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Global Allocation Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$121,490	$—	$121,490
Collateralized Mortgage Obligations	—	— (a)	—	— (a)
Commercial Mortgage-Backed Securities	—	414	—	414
Common Stocks
Australia	11	7,095	—	7,106
Austria	30	113	—	143
Belgium	20	3,104	—	3,124
Brazil	7,105	17	—	7,122
Burkina Faso	—	14	—	14
Canada	8,878	—	—	8,878
Chile	522	39	—	561
China	8,112	33,557	—	41,669
Colombia	308	—	—	308
Denmark	2	24,233	—	24,235
Finland	15	582	—	597
France	—	96,203	—	96,203
Germany	—	20,381	—	20,381

April 30, 2024	J.P. Morgan Funds	125

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Global Allocation Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Greece	$—	$479	$—	$479
Hong Kong	32	12,012	—	12,044
Hungary	—	767	—	767
India	13,407	—	—	13,407
Indonesia	—	6,721	—	6,721
Ireland	944	198	—	1,142
Israel	144	222	—	366
Italy	—	3,911	—	3,911
Japan	14	58,001	—	58,015
Jordan	—	14	—	14
Luxembourg	—	76	—	76
Macau	—	57	—	57
Mexico	11,647	—	—	11,647
Netherlands	78	23,928	—	24,006
New Zealand	66	77	—	143
Norway	26	300	—	326
Peru	1,356	—	—	1,356
Poland	—	1,045	—	1,045
Portugal	—	100	—	100
Russia	—	—	18	18
Saudi Arabia	—	3,018	—	3,018
Singapore	109	9,475	—	9,584
South Africa	2,190	2,529	—	4,719
South Korea	—	44,166	—	44,166
Spain	—	3,865	—	3,865
Sweden	18	6,381	—	6,399
Switzerland	—	12,027	—	12,027
Taiwan	25,053	28,840	—	53,893
Thailand	600	1,236	—	1,836
United Arab Emirates	—	—	— (b)	— (b)
United Kingdom	1,745	52,354	—	54,099
United States	923,251	55,632	210	979,093
Total Common Stocks	1,005,683	512,769	228	1,518,680
Convertible Preferred Stocks	—	—	589	589
Corporate Bonds	—	745,506	—	745,506
Exchange-Traded Funds	10,537	—	—	10,537
Foreign Government Securities	—	389,734	—	389,734
Loan Assignments	—	—	877	877
Preferred Stocks	—	—	23	23
Supranational	—	16,990	—	16,990
U.S. Treasury Obligations	—	26,986	—	26,986
Warrants	—	—	12	12
Short-Term Investments
Certificates of Deposits	—	500	—	500
Commercial Paper	—	535	—	535
Investment Companies	94,089	—	—	94,089
Investment of Cash Collateral from Securities Loaned	22,906	—	—	22,906
Total Short-Term Investments	116,995	1,035	—	118,030

126	J.P. Morgan Funds	April 30, 2024

Global Allocation Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities	$1,133,215	$1,814,924	$1,729	$2,949,868
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$410	$—	$410
Futures Contracts	1,808	—	—	1,808
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,835)	—	(1,835)
Futures Contracts	(15,372)	(78)	—	(15,450)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(13,564)	$(1,503)	$—	$(15,067)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

Income Builder Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$53,543	$—	$53,543
United States	—	143,213	11,909	155,122
Total Asset-Backed Securities	—	196,756	11,909	208,665
Collateralized Mortgage Obligations
United States	—	351,714	4	351,718
Commercial Mortgage-Backed Securities	—	345,758	—	345,758
Common Stocks
Australia	—	57,048	—	57,048
Austria	—	10,531	—	10,531
Belgium	2,637	4,913	—	7,550
Brazil	15,933	673	—	16,606
Canada	114,469	—	—	114,469
Chile	1,672	—	—	1,672
China	15,792	97,584	—	113,376
Denmark	72	23,241	—	23,313
Finland	2,390	26,560	—	28,950
France	—	150,571	—	150,571
Germany	—	60,247	—	60,247
Hong Kong	—	26,027	—	26,027
India	11,627	26,085	—	37,712
Indonesia	—	14,470	—	14,470
Ireland	2,492	1,846	—	4,338
Israel	1,889	648	—	2,537
Italy	—	58,359	—	58,359
Japan	—	96,881	—	96,881
Luxembourg	—	—	13,659	13,659
Mexico	19,175	—	—	19,175
Monaco	1,995	—	—	1,995

April 30, 2024	J.P. Morgan Funds	127

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$—	$41,417	$—	$41,417
New Zealand	3,313	—	—	3,313
Norway	9,859	15,304	—	25,163
Poland	—	2,521	—	2,521
Portugal	408	1,821	—	2,229
Russia	—	—	106	106
Saudi Arabia	—	14,417	—	14,417
Singapore	3,486	23,348	—	26,834
South Africa	4,642	13,051	—	17,693
South Korea	—	51,801	—	51,801
Spain	2,304	44,299	—	46,603
Sweden	—	36,727	—	36,727
Switzerland	—	21,970	—	21,970
Taiwan	13,613	91,650	—	105,263
Thailand	4,242	1,850	—	6,092
United Kingdom	8,536	131,505	—	140,041
United States	1,100,775	65,664	10,432	1,176,871
Total Common Stocks	1,341,321	1,213,029	24,197	2,578,547
Convertible Bonds
Australia	—	251	—	251
Belgium	—	310	—	310
Canada	—	766	—	766
China	—	1,578	—	1,578
France	—	2,775	—	2,775
Germany	—	1,737	—	1,737
Israel	—	1,179	—	1,179
Luxembourg	—	205	—	205
Mexico	—	317	—	317
New Zealand	—	848	—	848
Singapore	—	742	—	742
South Africa	—	347	—	347
South Korea	—	663	—	663
Spain	—	698	—	698
Switzerland	—	627	—	627
United Arab Emirates	—	1,578	—	1,578
United Kingdom	—	3,413	—	3,413
United States	—	24,366	3,616	27,982
Total Convertible Bonds	—	42,400	3,616	46,016
Convertible Preferred Stocks
United States	4,189	673	7,496	12,358
Corporate Bonds
Australia	—	4,245	—	4,245
Austria	—	2,066	—	2,066
Azerbaijan	—	1,193	—	1,193
Bahrain	—	1,161	—	1,161
Brazil	—	3,744	—	3,744
Canada	—	144,552	—	144,552
China	—	17,529	—	17,529

128	J.P. Morgan Funds	April 30, 2024

Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colombia	$—	$2,436	$—	$2,436
Denmark	—	859	—	859
Finland	—	9,156	—	9,156
France	—	75,328	—	75,328
Germany	—	3,639	—	3,639
Guatemala	—	1,086	—	1,086
Hong Kong	—	16,009	—	16,009
India	—	33,263	—	33,263
Indonesia	—	15,530	—	15,530
Ireland	—	9,411	— (a)	9,411
Israel	—	1,069	—	1,069
Italy	—	7,856	—	7,856
Japan	—	7,959	—	7,959
Luxembourg	—	29,287	—	29,287
Macau	—	14,588	—	14,588
Mexico	—	13,767	—	13,767
Morocco	—	3,068	—	3,068
Netherlands	—	37,748	—	37,748
Norway	—	2,863	—	2,863
Paraguay	—	267	—	267
Peru	—	1,403	—	1,403
Philippines	—	2,596	—	2,596
Singapore	—	1,823	—	1,823
South Africa	—	2,127	—	2,127
South Korea	—	1,262	—	1,262
Spain	—	34,436	—	34,436
Sweden	—	9,220	—	9,220
Switzerland	—	23,599	—	23,599
Thailand	—	3,602	—	3,602
Turkey	—	403	—	403
United Kingdom	—	96,457	—	96,457
United States	—	2,320,846	1,405	2,322,251
Uzbekistan	—	1,132	—	1,132
Venezuela, Bolivarian Republic of	—	984	—	984
Total Corporate Bonds	—	2,959,569	1,405	2,960,974
Equity Linked Notes	—	480,310	—	480,310
Exchange-Traded Funds	861,384	—	—	861,384
Foreign Government Securities	—	131,607	—	131,607
Loan Assignments
France	—	535	—	535
Luxembourg	—	1,347	—	1,347
Netherlands	—	734	—	734
United States	—	144,132	7,640	151,772
Total Loan Assignments	—	146,748	7,640	154,388
Mortgage-Backed Securities	—	870	—	870
Preferred Stocks
United States	38,153	—	1,351	39,504
U.S. Treasury Obligations	—	86,792	—	86,792

April 30, 2024	J.P. Morgan Funds	129

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Income Builder Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Warrants
United Kingdom	$—	$— (a)	$630	$630
Short-Term Investments
Certificates of Deposits	—	923	—	923
Commercial Paper	—	2,036	—	2,036
Investment Companies	209,707	—	—	209,707
Investment of Cash Collateral from Securities Loaned	117,540	—	—	117,540
Total Short-Term Investments	327,247	2,959	—	330,206
Total Investments in Securities	$2,572,294	$5,959,185	$58,248	$8,589,727
Appreciation in Other Financial Instruments
Futures Contracts	$32	$—	$—	$32
Depreciation in Other Financial Instruments
Futures Contracts	(67,480)	—	—	(67,480)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(67,448)	$—	$—	$(67,448)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Income Builder Fund	Balance as of October 31, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2024
Investments in Securities:
Asset-Backed Securities	$13,369	$—	$4	$(2)	$—	$(4,111)	$2,649	$—	$11,909
Collateralized Mortgage Obligations	2	—	5	— (a)	—	(3)	—	—	4
Common Stocks	13,439	317	5,416	—	5,342	(317)	—	—	24,197
Convertible Bonds	2,817	—	799	—	—	—	—	—	3,616
Convertible Preferred Stocks	7,518	—	(22)	—	—	—	—	—	7,496
Corporate Bonds	1,302	(282)	(3,705)	320	3,773	(3)	—	—	1,405
Loan Assignments	7,303	—	(293)	196	4,840	(4,406)	—	—	7,640
Preferred Stocks	1,517	—	(166)	—	—	—	—	—	1,351
Rights	622	1,261	(622)	—	—	(1,261)	—	—	—
Warrants	772	—	(142)	—	—	—	—	—	630
Total	$48,661	$1,296	$1,274	$514	$13,955	$(10,101)	$2,649	$—	$58,248

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at April 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $1,473. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended April 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs

130	J.P. Morgan Funds	April 30, 2024

may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Income Builder Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at April 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$177	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)
	- (b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	177
	- (b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	- (b)
	1,202	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 18.00% (7.06%)
			Constant Default Rate	5.00% - 12.00% (10.89%)
			Yield (Discount Rate of Cash Flows)	8.67% - 10.24% (8.92%)

Asset-Based Securities	1,202
	3,616	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	3,616
	2,627	Terms of Restructuring	Expected Recovery	10.90% - 100.00% (99.54%)
	5,013	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.65% - 38.74% (24.73%)

Loan Assignments	7,640
Total	$12,635

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At April 30, 2024, the value of these investments was $45,613 The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

April 30, 2024	J.P. Morgan Funds	131

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
C. Loan Assignments— The Funds invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Funds may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Funds' Statements of Assets and Liabilities.
The Funds had when-issued securities, delayed delivery securities or forward commitments outstanding as of April 30, 2024, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at April 30, 2024 are detailed on the SOIs, if any.
E. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

132	J.P. Morgan Funds	April 30, 2024

The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Global Allocation Fund	$20,228	$(20,228)	$—
Income Builder Fund	110,976	(110,976)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Global Allocation Fund	$3
Income Builder Fund	5
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
F. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Global Allocation Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Income Fund Class R6 Shares (a)	$100,074	$461	$103,296	$(9,692)	$12,453	$—	—	$641	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	63,971	674,425	644,309	14	(12)	94,089	94,070	2,002	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	20,759	493,000	495,000	(16)*	—	18,743	18,741	2,101 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	2,901	159,748	158,486	—	—	4,163	4,163	265 *	—
Total	$187,705	$1,327,634	$1,401,091	$(9,694)	$12,441	$116,995		$5,009	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2024	J.P. Morgan Funds	133

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Income Builder Fund
For the six months ended April 30, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2024	Shares at April 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF (a)	$551,824	$—	$144,851	$(6,970)	$43,877	$443,880	7,936	$22,270	$—
JPMorgan Income ETF (a)	42,640	—	—	—	923	43,563	967	1,384	—
JPMorgan Nasdaq Equity Premium Income ETF (a)	182,533	167,555	—	—	23,853	373,941	7,186	9,418	—
JPMorgan Prime Money Market Fund Class IM Shares, 5.41% (a) (b)	39,996	219,247	222,654	9	(10)	36,588	36,581	638	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.33% (a) (b)	219,469	3,118,780	3,165,017	(76)	(37)	173,119	173,084	5,187	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.47% (a) (b)	121,961	162,000	181,000	3 *	(16)	102,948	102,937	2,970 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	16,720	121,847	123,975	—	—	14,592	14,592	385 *	—
Total	$1,175,143	$3,789,429	$3,837,497	$(7,034)	$68,590	$1,188,631		$42,252	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
H. Derivatives — The Funds used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open

134	J.P. Morgan Funds	April 30, 2024

contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes I(1) - I(3) below describe the various derivatives used by the Funds.
(1) Options — Global Allocation Fund purchased put and call options on various instruments including futures, securities and currencies to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options Purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Futures Contracts— The Funds used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Funds also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Global Allocation Fund is exposed to foreign currency risks associated with some or all of its portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of its investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rates of the underlying currencies. Changes in the value of these contracts are recorded as Change in net unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

April 30, 2024	J.P. Morgan Funds	135

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Summary of Derivatives Information—The following tables present the value of derivatives held as of April 30, 2024, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Global Allocation Fund	Income Builder Fund
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$131	$32
Unrealized Depreciation on Futures Contracts *	(7,367)	(4,978)
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	410	—
Unrealized Depreciation on Futures Contracts *	(215)	—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(1,835)	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	1,677	—
Unrealized Depreciation on Futures Contracts *	(7,868)	(62,502)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(13,642)	(67,448)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	(1,425)	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2024, by primary underlying risk exposure:
	Global Allocation Fund	Income Builder Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$32,383	$(23,809)
Purchased Options	21,908	—
Foreign Exchange Rate Risk Exposure:
Futures Contracts	794	—
Forward Foreign Currency Exchange Contracts	(1,712)	—
Interest Rate Risk Exposure:
Futures Contracts	(9,285)	(31,703)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	16,990	(19,655)
Foreign Exchange Rate Risk Exposure:
Futures Contracts	(1,259)	—
Forward Foreign Currency Exchange Contracts	(714)	—
Interest Rate Risk Exposure:
Futures Contracts	9,788	70,156

136	J.P. Morgan Funds	April 30, 2024

Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts and forward foreign currency exchange contracts activity during the six months ended April 30, 2024. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Global Allocation Fund	Income Builder Fund
Futures Contracts:
Average Notional Balance Long	$1,050,004	$3,286,105
Average Notional Balance Short	(272,655)	(172,804)
Ending Notional Balance Long	876,886	2,663,924
Ending Notional Balance Short	(340,917)	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(90,689)	—
Average Settlement Value Sold	40,504	—
Ending Settlement Value Purchased	(118,993)	—
Ending Settlement Value Sold	68,977	—
Exchange-Traded Options:
Average Number of Contracts Purchased	97	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding options, non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.
The Funds' derivatives contracts held at April 30, 2024 are not accounted for as hedging instruments under GAAP.
I. Equity-Linked Notes— The Funds invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. The Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of April 30, 2024, the Funds had outstanding ELNs as listed on the SOIs.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short are recorded on the ex-dividend date or when a Fund first learns of the dividend. Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

April 30, 2024	J.P. Morgan Funds	137

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the six months ended April 30, 2024 are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Global Allocation Fund
Transfer agency fees	$14	$9	$10	$1	$1	$— (a)	$— (a)	$5	$40
Income Builder Fund
Transfer agency fees	68	18	28	n/a	n/a	n/a	n/a	5	119

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Income Builder Fund and declared and paid at least quarterly for Global Allocation Fund. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Global Allocation Fund	0.55%
Income Builder Fund	0.42
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended April 30, 2024, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB, a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

138	J.P. Morgan Funds	April 30, 2024

C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of each Fund do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Global Allocation Fund	0.25%	0.75%	0.50%	0.25%
Income Builder Fund	0.25	0.75	n/a	n/a
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2024, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Global Allocation Fund	$8	$—
Income Builder Fund	60	1
D. Service Fees— The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Global Allocation Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Income Builder Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Global Allocation Fund	1.03%	1.53%	0.78%	1.40%	1.15%	0.90%	0.75%	0.65%
Income Builder Fund	0.75	1.25	0.60	n/a	n/a	n/a	n/a	0.52
The expense limitation agreements were in effect for the six months ended April 30, 2024 and are in place until at least February 28, 2025.

April 30, 2024	J.P. Morgan Funds	139

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
For the six months ended April 30, 2024, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Global Allocation Fund	$150	$99	$1,384	$1,633	$— (a)
Income Builder Fund	952	636	9,154	10,742	527

(a)	Amount rounds to less than one thousand.
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2024 were as follows:

Global Allocation Fund	$75
Income Builder Fund	192
JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the six months ended April 30, 2024, the amount of these reimbursements were as follows:

Global Allocation Fund	$— (a)
Income Builder Fund	— (a)

(a)	Amount rounds to less than one thousand.
G. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended April 30, 2024, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Global Allocation Fund	$1,233,336	$1,353,418	$35,220	$46,544
Income Builder Fund	4,041,472	4,673,850	84,925	88,299

140	J.P. Morgan Funds	April 30, 2024

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Allocation Fund	$2,567,498	$454,949	$87,646	$367,303
Income Builder Fund	8,492,058	561,083	530,862	30,221
At October 31, 2023, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Global Allocation Fund	$228,726	$108,676
Income Builder Fund	453,247	538,883
During the year ended October 31, 2023, the following Fund utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Global Allocation Fund	$—	$26,328
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2024.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate ("SOFR"). Effective August 8, 2023, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the six months ended April 30, 2024.

April 30, 2024	J.P. Morgan Funds	141

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2024, the Funds had individual shareholder and/or affiliated omnibus accounts each owning more than 10% of the respective Fund’s outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Global Allocation Fund	—	— %	3	33.9%
Income Builder Fund	1	16.2	3	36.9
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of such increases. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will fail to make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest in high yield securities that are not rated or rated below investment grade (commonly known as "junk bonds"). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Global Allocation Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2024, a significant portion of each Fund's investments consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Funds do not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Funds to risks of mispricing or improper valuation.
The Funds are subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.

142	J.P. Morgan Funds	April 30, 2024

The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
The Funds are subject to infectious disease epidemics/pandemics risk. For example, the outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of any future pandemic or other global event to business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

April 30, 2024	J.P. Morgan Funds	143

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2023, and continued to hold your shares at the end of the reporting period, April 30, 2024.
Actual Expenses
For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees, and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Global Allocation Fund
Class A
Actual	$1,000.00	$1,141.80	$5.43	1.02%
Hypothetical	1,000.00	1,019.79	5.12	1.02
Class C
Actual	1,000.00	1,138.90	8.08	1.52
Hypothetical	1,000.00	1,017.30	7.62	1.52
Class I
Actual	1,000.00	1,143.60	4.10	0.77
Hypothetical	1,000.00	1,021.03	3.87	0.77
Class R2
Actual	1,000.00	1,139.30	7.39	1.39
Hypothetical	1,000.00	1,017.95	6.97	1.39
Class R3
Actual	1,000.00	1,141.10	6.07	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14
Class R4
Actual	1,000.00	1,142.60	4.74	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89
Class R5
Actual	1,000.00	1,142.90	3.94	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class R6
Actual	1,000.00	1,143.90	3.41	0.64
Hypothetical	1,000.00	1,021.68	3.22	0.64

144	J.P. Morgan Funds	April 30, 2024

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Income Builder Fund
Class A
Actual	$1,000.00	$1,105.90	$3.77	0.72%
Hypothetical	1,000.00	1,021.28	3.62	0.72
Class C
Actual	1,000.00	1,103.50	6.38	1.22
Hypothetical	1,000.00	1,018.80	6.12	1.22
Class I
Actual	1,000.00	1,106.50	2.99	0.57
Hypothetical	1,000.00	1,022.03	2.87	0.57
Class R6
Actual	1,000.00	1,107.00	2.57	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

*	Expenses are equal to each Class’ respective annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

April 30, 2024	J.P. Morgan Funds	145

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.1
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2024, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2023 through December 31, 2023 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Adminis trator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a Fund into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (and, for Funds that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a Fund has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.
1 Effective July 24, 2024, the J.P. Morgan Funds will implement the Tailored Shareholder Reports for Mutual Funds and Exchanged-Traded Funds Rule. This rule rescinds the currently-required statement regarding the operation and effectiveness of a fund’s Liquidity Risk Management Program from the shareholder report.

146	J.P. Morgan Funds	April 30, 2024

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
Effective January 24, 2023, the SEC adopted rule and form amendments that will result in changes to the design and delivery of shareholder reports of mutual funds and ETFs, requiring them to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. April 2024.
SAN-IB-GAL-424

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 2, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 2, 2024